DIVERSIFIED INVESTMENT ADVISORS

                        THE DIVERSIFIED INSTITUTIONAL
                        FUNDS GROUP

                        AND

                        THE DIVERSIFIED INSTITUTIONAL
                        STRATEGIC ALLOCATION FUNDS







                        DECEMBER 31, 2002 ANNUAL REPORT


                                                 LONG HORIZON FUND

                                                 INTERMEDIATE LONG
                                                 HORIZON FUND

                                                 INTERMEDIATE HORIZON FUND

                                                 SHORT INTERMEDIATE
                                                 HORIZON FUND

                                                 SHORT HORIZON FUND

                                                 STOCK INDEX FUND

                                                 INTERNATIONAL EQUITY FUND

                                                 HIGH YIELD BOND FUND

                                                 AGGRESSIVE EQUITY FUND

                                                 SPECIAL EQUITY FUND

                                                 MID-CAP GROWTH FUND

                                                 MID-CAP VALUE FUND

                                                 EQUITY GROWTH FUND

                                                 GROWTH & INCOME FUND

                                                 VALUE & INCOME FUND

                                                 BALANCED FUND

                                                 CORE BOND FUND

                                                 INTERMEDIATE GOVERNMENT
                                                 BOND FUND

                                                 HIGH QUALITY BOND FUND

                                                 MONEY MARKET FUND

                                          [DIVERSIFIED INVESTMENT ADVISORS LOGO]

This report is not to be construed as an offering for sale of any shares of The Diversified Institutional Funds Group or The Diversified Institutional Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined annual report for The Diversified Institutional Funds Group and The Diversified Institutional Strategic Allocation Funds.

                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                                      AND
                  THE INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INSTITUTIONAL FUNDS GROUP:
Average Annual Total Returns................................     3
Statements of Assets and Liabilities........................    12
Statements of Operations....................................    14
Statements of Changes in Net Assets -- December 31, 2002....    16
Statements of Changes in Net Assets -- December 31, 2001....    18
Notes to Financial Statements...............................    20
Report of Independent Accountants...........................    32
DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS:
Economic Overview & Average Annual Total Returns............    33
Statements of Assets and Liabilities........................    38
Statements of Operations....................................    39
Statements of Changes in Net Assets -- December 31, 2002....    40
Statements of Changes in Net Assets -- December 31, 2001....    41
PORTFOLIO OF INVESTMENTS:
Institutional Short Horizon Strategic Allocation Fund.......    42
Institutional Short Intermediate Horizon Strategic
  Allocation Fund...........................................    43
Institutional Intermediate Horizon Strategic Allocation
  Fund......................................................    44
Institutional Intermediate Long Horizon Strategic Allocation
  Fund......................................................    45
Institutional Long Horizon Strategic Allocation Fund........    46
Notes to Financial Statements...............................    47
Report of Independent Accountants...........................    55
DIVERSIFIED INVESTORS PORTFOLIOS:
Economic Overview...........................................    58
Statements of Assets and Liabilities........................    62
Statements of Operations....................................    64
Statements of Changes in Net Assets -- December 31, 2002....    66
Statements of Changes in Net Assets -- December 31, 2001....    68
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................    70
High Quality Bond Portfolio.................................    72
Intermediate Government Bond Portfolio......................    78
Core Bond Portfolio.........................................    81
Balanced Portfolio..........................................    91
Value & Income Portfolio....................................   106
Growth & Income Portfolio...................................   110
Equity Growth Portfolio.....................................   118
Mid-Cap Value Portfolio.....................................   122
Mid-Cap Growth Portfolio....................................   125
Small-Cap Value Portfolio...................................   128
Special Equity Portfolio....................................   130
Small-Cap Growth Portfolio..................................   141
Aggressive Equity Portfolio.................................   143
High Yield Bond Portfolio...................................   146
International Equity Portfolio..............................   154
Notes to Financial Statements...............................   160
Report of Independent Accountants...........................   174
Master Investment Portfolio -- S&P 500 Index Master
  Portfolio Annual Report...................................   177

                        INSTITUTIONAL MONEY MARKET FUND


[LINE GRAPH]

                                                              INSTITUTIONAL MONEY MARKET FUND      SALOMON BROS. 3-MONTH T-BILL
                                                                          $10,738                       INDEX (1) $10,805
                                                              -------------------------------      ----------------------------
09/11/2000                                                                10000.00                           10000.00
12/31/2000                                                                10190.00                           10207.00
12/31/2001                                                                10581.00                           10624.00
12/31/2002                                                                10738.00                           10805.00


                         Average Annual Total Return
                         Year to Date                                   1.48%
                         Inception to Date                              3.14%

                      INSTITUTIONAL HIGH QUALITY BOND FUND


[LINE GRAPH]

                                                              INSTITUTIONAL HIGH QUALITY BOND    MERRILL LYNCH 1-3 YEAR TREASURY
                                                                        FUND $11,823                    INDEX (1) $11,848
                                                              -------------------------------    -------------------------------
09/11/2000                                                                10000.00                           10000.00
12/31/2000                                                                10320.00                           10344.00
12/31/2001                                                                11151.00                           11203.00
12/31/2002                                                                11823.00                           11848.00


                         Average Annual Total Return
                         Year to Date                                   6.03%
                         Inception to Date                              7.54%

                INSTITUTIONAL INTERMEDIATE GOVERNMENT BOND FUND


[LINE GRAPH]

                                                               INSTITUTIONAL INTERMEDIATE      LEHMAN BROS. INT. GOV'T BOND INDEX
                                                              GOVERNMENT BOND FUND $11,951                (1) $12,466
                                                              ----------------------------     ----------------------------------
09/11/2000                                                              10000.00                            10000.00
12/31/2000                                                              10370.00                            10487.00
12/31/2001                                                              11061.00                            11370.00
12/31/2002                                                              11951.00                            12466.00


                         Average Annual Total Return
                         Year to Date                                   8.05%
                         Inception to Date                              8.04%

                          INSTITUTIONAL CORE BOND FUND


[LINE GRAPH]

                                                                INSTITUTIONAL CORE BOND FUND       LEHMAN BROS. GOV/CORP. BOND
                                                                          $12,150                       INDEX (1) $12,621
                                                                ----------------------------       ---------------------------
09/11/2000                                                                10000.00                           10000.00
12/31/2000                                                                10450.00                           10476.00
12/31/2001                                                                11147.00                           11366.00
12/31/2002                                                                12150.00                           12621.00


                         Average Annual Total Return
                         Year to Date                                   9.00%
                         Inception to Date                              8.82%

                          INSTITUTIONAL BALANCED FUND


[LINE GRAPH]

                                                                                          LEHMAN BROS.
                                      INSTITUTIONAL BALANCED    S&P 500 INDEX (1)     GOV/CORP BOND INDEX    COMPOSITE BENCHMARK
                                           FUND $8,022                $5,993              (1) $12,621            (1)* $8,258
                                      ----------------------    -----------------     -------------------    -------------------
09/11/2000                                   10000.00                10000.00               10000.00               10000.00
12/31/2000                                    9460.00                 8731.00               10476.00                9410.00
12/31/2001                                    8942.00                 7694.00               11366.00                9059.00
12/31/2002                                    8022.00                 5993.00               12621.00                8258.00


                         Average Annual Total Return
                         Year to Date                                (10.28)%
                         Inception to Date                            (9.12)%

                       INSTITUTIONAL VALUE & INCOME FUND


[LINE GRAPH]

                                                  INSTITUTIONAL VALUE &                                  RUSSELL 1000 VALUE (1)
                                                   INCOME FUND $8,863       S&P 500 INDEX (1) $5,993             $8,338
                                                  ---------------------     ------------------------     ----------------------
09/11/2000                                              10000.00                    10000.00                    10000.00
12/31/2000                                              10730.00                     8731.00                    10454.00
12/31/2001                                              10496.00                     7694.00                     9870.00
12/31/2002                                               8863.00                     5993.00                     8338.00


                         Average Annual Total Return
                         Year to Date                                (15.56)%
                         Inception to Date                            (5.10)%

---------------

* 60% S&P 500 Index, 40% Lehman Brothers Gov't/Corp. Bond Index. This composite index comes closest to matching the investment objectives of the Balanced Fund.

                       INSTITUTIONAL GROWTH & INCOME FUND


[LINE GRAPH]

                                                               INSTITUTIONAL GROWTH & INCOME
                                                                        FUND $4,876                  S&P 500 INDEX (1) $5,993
                                                               -----------------------------         ------------------------
09/11/2000                                                                10000.00                           10000.00
12/31/2000                                                                 8180.00                            8731.00
12/31/2001                                                                 6312.00                            7694.00
12/31/2002                                                                 4876.00                            5993.00


                         Average Annual Total Return
                         Year to Date                                   (22.75)%
                         Inception to Date                              (26.78)%

                        INSTITUTIONAL EQUITY GROWTH FUND


[LINE GRAPH]

                                              INSTITUTIONAL EQUITY GROWTH                                RUSSELL 1000 GROWTH (1)
                                                      FUND $5,112           S&P 500 INDEX (1) $5,993             $4,087
                                              ---------------------------   ------------------------     -----------------------
09/11/2000                                              10000.00                    10000.00                    10000.00
12/31/2000                                               8420.00                     8731.00                     7121.00
12/31/2001                                               6702.00                     7694.00                     5667.00
12/31/2002                                               5112.00                     5993.00                     4087.00


                         Average Annual Total Return
                         Year to Date                                (23.73)%
                         Inception to Date                           (25.27)%

                        INSTITUTIONAL MID-CAP VALUE FUND


[LINE GRAPH]

                                                             INSTITUTIONAL MID-CAP VALUE FUND
                                                                         $10,054                RUSSELL MID CAP VALUE (2) $10,122
                                                             --------------------------------   ---------------------------------
10/11/01                                                                 10000.00                           10000.00
12/31/01                                                                 11880.00                           11203.00
12/31/02                                                                 10054.00                           10122.00


                         Average Annual Total Return
                         Year to Date                                (15.37)%
                         Inception to Date                             0.44 %

                       INSTITUTIONAL MID-CAP GROWTH FUND


[LINE GRAPH]

                                                              INSTITUTIONAL MID-CAP VALUE FUND
                                                                           $7,712                RUSSELL MID CAP VALUE (3) $8,346
                                                              --------------------------------   --------------------------------
11/7/01                                                                   10000.00                           10000.00
12/31/01                                                                  10350.00                           11498.00
12/31/02                                                                   7712.00                            8346.00


                         Average Annual Total Return
                         Year to Date                                (25.49)%
                         Inception to Date                           (20.25)%

                       INSTITUTIONAL SPECIAL EQUITY FUND


[LINE GRAPH]

                                             INSTITUTIONAL SPECIAL EQUITY
                                                     FUND $6,620            S&P 500 INDEX (1) $5,993     RUSSELL 2000(1) $7,364
                                             ----------------------------   ------------------------     ----------------------
09/11/00                                               10000.00                     10000.00                    10000.00
12/31/00                                                9080.00                      8731.00                     9036.00
12/31/01                                                8780.00                      7694.00                     9261.00
12/31/02                                                6620.00                      5993.00                     7364.00


                         Average Annual Total Return
                         Year to Date                                   (24.60)%
                         Inception to Date                              (16.39)%

                      INSTITUTIONAL AGGRESSIVE EQUITY FUND


[LINE GRAPH]

                                                INSTITUTIONAL AGGRESSIVE                                 RUSSELL 2000 GROWTH(1)
                                                   EQUITY FUND $3,780       S&P 500 INDEX (1) $5,993             $4,801
                                                ------------------------    ------------------------     ----------------------
09/11/00                                                10000.00                    10000.00                    10000.00
12/31/00                                                 7600.00                     8731.00                     7584.00
12/31/01                                                 5160.00                     7694.00                     6884.00
12/31/02                                                 3780.00                     5993.00                     4801.00


                         Average Annual Total Return
                         Year to Date                                (26.74)%
                         Inception to Date                           (34.44)%

                       INSTITUTIONAL HIGH YIELD BOND FUND


[LINE GRAPH]

                                                           INSTITUTIONAL HIGH YIELD BOND FUND   CREDIT SUISSE FIRST BOSTON GLOBAL
                                                                        $10,030                      HIGH YIELD (1) $10,260
                                                           ----------------------------------   ---------------------------------
9/11/00                                                                 10000.00                            10000.00
12/31/00                                                                 9380.00                             9407.00
12/31/01                                                                 9842.00                             9951.00
12/31/02                                                                10030.00                            10260.00


                         Average Annual Total Return
                         Year to Date                                   1.91%
                         Inception to Date                              0.13%

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND


[LINE GRAPH]

                                                            INSTITUTIONAL INTERNATIONAL EQUITY    MSCI WORLD EX-US EQUITY INDEX
                                                                       FUND $5,900                          (1) $6,108
                                                            ----------------------------------    -----------------------------
9/11/00                                                                  10000.00                            10000.00
12/31/00                                                                  8780.00                             9170.00
12/31/01                                                                  7122.00                             7230.00
12/31/02                                                                  5900.00                             6108.00


                         Average Annual Total Return
                         Year to Date                                (17.16)%
                         Inception to Date                           (20.47)%

                         INSTITUTIONAL STOCK INDEX FUND


[LINE GRAPH]

                                                               INSTITUTIONAL STOCK INDEX FUND
                                                                           $6,044                    S&P 500 INDEX (1) $5,993
                                                               ------------------------------        ------------------------
09/11/2000                                                                10000.00                           10000.00
12/31/2000                                                                 8860.00                            8731.00
12/31/2001                                                                 7780.00                            7694.00
12/31/2002                                                                 6044.00                            5993.00


                         Average Annual Total Return
                         Year to Date                                (22.31)%
                         Inception to Date                           (19.63)%

The preceding charts represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Funds Group for the period since inception through December 31, 2002.
---------------

(1) This index is shown for the period from September 1, 2000 through December 31, 2002.

(2) This index is shown for the period from October 1, 2001 through December 31, 2002.

(3) This index is shown for the period from November 1, 2001 through December 31, 2002.

Past performance is not indicative of future performance.

                      (This page intentionally left blank)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                         INTERMEDIATE
                                              MONEY           HIGH        GOVERNMENT                                  VALUE &
                                              MARKET      QUALITY BOND       BOND        CORE BOND     BALANCED        INCOME
                                           ------------   ------------   ------------   -----------   -----------   ------------
ASSETS:
Investment in Series Portfolio, at
  value..................................  $100,460,745   $30,826,180    $16,764,860    $67,426,693   $16,268,825   $ 88,177,664
Receivable for Fund shares sold..........       581,400       145,661         72,461         32,997        31,574        190,516
Receivable for fee reimbursements........            --        37,938          6,618          5,610         3,329         30,666
                                           ------------   -----------    -----------    -----------   -----------   ------------
Total assets.............................   101,042,145    31,009,779     16,843,939     67,465,300    16,303,728     88,398,846
                                           ------------   -----------    -----------    -----------   -----------   ------------
LIABILITIES:
Payable for Fund shares repurchased......       281,819           278             29         69,200         1,507         77,059
Payable to custodian.....................        22,952            --             --             --            --             --
Accrued expenses.........................        32,614        12,571         11,129         16,911        14,070         23,139
Distribution fees........................        22,550         6,669          3,565         14,332         3,406         22,514
Administration fees......................         4,510         1,334            713          2,993           723          3,871
                                           ------------   -----------    -----------    -----------   -----------   ------------
Total liabilities........................       364,445        20,852         15,436        103,436        19,706        126,583
                                           ------------   -----------    -----------    -----------   -----------   ------------
NET ASSETS...............................  $100,677,700   $30,988,927    $16,828,503    $67,361,864   $16,284,022   $ 88,272,263
                                           ============   ===========    ===========    ===========   ===========   ============
NET ASSETS CONSIST OF:
Paid-in capital..........................  $100,677,700   $30,607,978    $16,349,110    $65,310,724   $18,036,333   $103,334,889
Undistributed (accumulated) net
  investment income (loss)...............            --         2,572             --         52,737        30,114            623
Undistributed (accumulated) net realized
  gains (losses).........................            --       (59,889)        (1,562)       344,730    (1,624,048)    (3,502,147)
Net unrealized appreciation
  (depreciation) on translation of assets
  and liabilities in foreign
  currencies.............................            --            --             --        (56,631)       (8,602)            --
Net unrealized appreciation
  (depreciation) on securities and
  futures................................            --       438,266        480,955      1,710,304      (149,775)   (11,561,102)
                                           ------------   -----------    -----------    -----------   -----------   ------------
NET ASSETS...............................  $100,677,700   $30,988,927    $16,828,503    $67,361,864   $16,284,022   $ 88,272,263
                                           ============   ===========    ===========    ===========   ===========   ============
OUTSTANDING SHARES, $.00001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES OF
  BENEFICIAL INTEREST AUTHORIZED.........    10,041,432     2,902,009      1,548,740      6,409,243     2,136,842     10,331,484
                                           ============   ===========    ===========    ===========   ===========   ============
NET ASSET VALUE PER SHARE*...............  $      10.03   $     10.68    $     10.87    $     10.51   $      7.62   $       8.54
                                           ============   ===========    ===========    ===========   ===========   ============

---------------
* Net asset value per share equals Net assets/Outstanding shares

                       See notes to financial statements.

     GROWTH &        EQUITY        MID-CAP       MID-CAP       SPECIAL      AGGRESSIVE    HIGH YIELD    INTERNATIONAL     STOCK
      INCOME         GROWTH         VALUE        GROWTH         EQUITY        EQUITY         BOND          EQUITY         INDEX
    -----------   ------------   -----------   -----------   ------------   -----------   -----------   -------------  ------------
    $32,485,529   $138,123,037   $11,927,847   $12,649,186   $ 55,329,274   $10,515,595   $19,002,644    $63,428,244   $179,260,690
        107,936        192,367        12,065        21,244        109,501        29,354        29,334         81,835        203,690
          6,490         12,439         3,534         4,889             --         5,192         3,739          6,944         23,204
    -----------   ------------   -----------   -----------   ------------   -----------   -----------    -----------   ------------
     32,599,955    138,327,843    11,943,446    12,675,319     55,438,775    10,550,141    19,035,717     63,517,023    179,487,584
    -----------   ------------   -----------   -----------   ------------   -----------   -----------    -----------   ------------

          1,615         42,423         2,000         2,217            171         1,041            --         25,466         81,141
             --             --            --            --         17,587            --            --             --             --
         13,877         30,348        18,979        87,323         21,173        12,402        12,113         18,236         32,080
          7,817         30,801         2,606         2,793         12,224         3,166         4,128         13,790         38,949
          1,421          6,160           521           559          2,445           454           825          2,349          7,790
    -----------   ------------   -----------   -----------   ------------   -----------   -----------    -----------   ------------
         24,730        109,732        24,106        92,892         53,600        17,063        17,066         59,841        159,960
    -----------   ------------   -----------   -----------   ------------   -----------   -----------    -----------   ------------
    $32,575,225   $138,218,111   $11,919,340   $12,582,427   $ 55,385,175   $10,533,078   $19,018,651    $63,457,182   $179,327,624
    ===========   ============   ===========   ===========   ============   ===========   ===========    ===========   ============

    $38,130,673   $168,935,333   $13,063,023   $17,060,376   $ 75,685,590   $14,241,165   $20,266,238    $75,365,518   $235,323,642

          2,775             --         5,956            --             --            --            --        (28,721)        34,703

     (3,983,695)   (17,775,100)     (637,371)   (3,785,512)   (11,019,437)   (3,150,274)     (802,776)    (2,556,468)   (14,942,885)

             --             63            --            --             --            --            --       (203,342)            --

     (1,574,528)   (12,942,185)     (512,268)     (692,437)    (9,280,978)     (557,813)     (444,811)    (9,119,805)   (41,087,836)
    -----------   ------------   -----------   -----------   ------------   -----------   -----------    -----------   ------------
    $32,575,225   $138,218,111   $11,919,340   $12,582,427   $ 55,385,175   $10,533,078   $19,018,651    $63,457,182   $179,327,624
    ===========   ============   ===========   ===========   ============   ===========   ===========    ===========   ============

      6,736,221     27,072,475     1,198,185     1,632,704      8,360,963     2,784,514     2,310,331     11,068,238     30,506,268
    ===========   ============   ===========   ===========   ============   ===========   ===========    ===========   ============
    $      4.84   $       5.11   $      9.95   $      7.71   $       6.62   $      3.78   $      8.23    $      5.73   $       5.88
    ===========   ============   ===========   ===========   ============   ===========   ===========    ===========   ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                        INTERMEDIATE
                                              MONEY          HIGH        GOVERNMENT                                 VALUE &
                                              MARKET     QUALITY BOND       BOND       CORE BOND     BALANCED        INCOME
                                            ----------   ------------   ------------   ----------   -----------   ------------
NET INVESTMENT INCOME (LOSS) ALLOCATED
  FROM PORTFOLIOS:
Interest income...........................  $1,668,290    $1,106,137     $  543,431    $2,579,370   $   320,663   $     58,344
Income from loaned securities -- net......          --           579          2,337        10,267         1,497          6,819
Dividend income...........................          --            --             --            --       144,138      1,785,336
Expenses..................................    (234,684)      (91,460)       (49,339)     (198,518)      (74,536)      (355,274)
                                            ----------    ----------     ----------    ----------   -----------   ------------
Net investment income (loss) from
  Portfolios..............................   1,433,606     1,015,256        496,429     2,391,119       391,762      1,495,225
                                            ----------    ----------     ----------    ----------   -----------   ------------
EXPENSES:
Distribution fees.........................     211,228        59,022         31,707       125,481        37,069        184,687
Administration fees.......................      42,245        11,804          6,341        25,096         7,414         36,937
Professional fees.........................      10,337         9,996          9,744        10,365        10,252          6,137
Trustee fees..............................         409            47             41            73           118            151
Fund accounting fees......................       9,888         9,888          9,888         9,888         9,888          9,888
Reports to shareholders...................       3,814         1,412            698         2,812         1,707          3,174
Registration fees.........................      11,010        14,260         13,537        17,870        11,035         18,317
                                            ----------    ----------     ----------    ----------   -----------   ------------
Total expenses before reimbursements......     288,931       106,429         71,956       191,585        77,483        259,291
Fees reimbursed...........................    (100,475)      (43,939)       (38,526)      (62,812)      (40,543)       (58,894)
                                            ----------    ----------     ----------    ----------   -----------   ------------
Net expenses..............................     188,456        62,490         33,430       128,773        36,940        200,397
                                            ----------    ----------     ----------    ----------   -----------   ------------
NET INVESTMENT INCOME (LOSS)..............   1,245,150       952,766        462,999     2,262,346       354,822      1,294,828
                                            ----------    ----------     ----------    ----------   -----------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  SECURITIES, FUTURES, OPTIONS, SHORT
  SALES AND FOREIGN CURRENCIES (NOTE 2):
Net realized gains (losses) on
  securities..............................       2,248        77,496        141,842     1,899,905    (1,179,058)    (2,561,618)
Net realized gains (losses) on futures,
  options and short sales.................          --            --             --      (795,819)      (62,250)            --
Net realized gains (losses) on foreign
  currency transactions...................          --            --             --       (10,673)         (128)            --
Net change in unrealized appreciation
  (depreciation) on securities............          --       427,722        470,208     2,126,332      (486,248)   (11,654,085)
Net change in unrealized depreciation on
  futures.................................          --            --             --      (337,022)       (9,225)            --
Net change in unrealized appreciation
  (depreciation) on translation of assets
  and liabilities in foreign currencies...          --            --             --       (50,830)      (10,377)            --
                                            ----------    ----------     ----------    ----------   -----------   ------------
Net realized and unrealized gains (losses)
  on securities, futures, options, short
  sales and foreign currencies............       2,248       505,218        612,050     2,831,893    (1,747,286)   (14,215,703)
                                            ----------    ----------     ----------    ----------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............  $1,247,398    $1,457,984     $1,075,049    $5,094,239   $(1,392,464)  $(12,920,875)
                                            ==========    ==========     ==========    ==========   ===========   ============

                       See notes to financial statements.


  GROWTH &        EQUITY       MID-CAP      MID-CAP       SPECIAL      AGGRESSIVE    HIGH YIELD    INTERNATIONAL      STOCK
   INCOME         GROWTH        VALUE       GROWTH         EQUITY        EQUITY         BOND          EQUITY          INDEX
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   -------------   ------------
 $     3,553   $     31,200   $   4,309   $     5,250   $     20,683   $       877   $ 1,521,783   $     23,961    $     91,140
       1,760         13,579       1,489         1,919         20,191         2,993           874         32,518           5,721
     363,548      1,079,215      70,747        34,719        416,444        35,581        13,537        965,561       2,620,152
    (162,986)      (827,737)    (42,557)     (102,215)      (415,271)      (90,788)      (94,433)      (521,480)        (82,447)
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   ------------    ------------
     205,875        296,257      33,988       (60,327)        42,047       (51,337)    1,441,761        500,560       2,634,566
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   ------------    ------------
      62,026        317,683      14,464        34,052        122,574        22,591        39,058        148,222         411,071
      12,405         63,537       2,893         6,810         24,515         4,518         7,812         29,644          82,214
      10,313         10,654       8,977         9,104          8,651        10,043        10,008         10,017           9,807
          71            500          38            77            161            53            35             83             931
       9,888          9,888      11,547        11,547          9,888         9,888         9,888          9,888          12,187
       1,399          6,200         764         1,030          2,219           742           684          3,208           8,611
      14,468         23,750      35,043        35,094         10,971        13,455        11,493         19,549          21,996
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   ------------    ------------
     110,570        432,212      73,726        97,714        178,979        61,290        78,978        220,611         546,817
     (49,655)      (113,391)    (64,149)      (70,172)       (53,817)      (38,938)      (40,240)       (58,254)       (134,937)
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   ------------    ------------
      60,915        318,821       9,577        27,542        125,162        22,352        38,738        162,357         411,880
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   ------------    ------------
     144,960        (22,564)     24,411       (87,869)       (83,115)      (73,689)    1,403,023        338,203       2,222,686
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   ------------    ------------
  (4,844,913)   (21,098,543)   (474,737)   (3,184,643)    (5,970,054)   (2,201,795)     (649,353)    (4,318,370)    (16,750,203)
     (27,133)           381          --            --        (55,495)           --            --             --         196,635
          --             --          --            --           (144)           --            --        704,384              --
 (31,482,776)
      (3,501)            --          --            --        (13,821)           --            --             --        (169,108)
          --             53          --            --             --            --            --       (245,898)             --
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   ------------    ------------
  (6,481,255)   (34,384,195)   (990,211)   (3,916,654)   (13,727,808)   (2,714,181)   (1,129,497)   (12,424,083)    (48,205,452)
 -----------   ------------   ---------   -----------   ------------   -----------   -----------   ------------    ------------
 $(6,336,295)  $(34,406,759)  $(965,800)  $(4,004,523)  $(13,810,923)  $(2,787,870)  $   273,526   $(12,085,880)   $(45,982,766)
 ===========   ============   =========   ===========   ============   ===========   ===========   ============    ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                 INTERMEDIATE
                                      MONEY           HIGH        GOVERNMENT                                   VALUE &
                                     MARKET       QUALITY BOND       BOND        CORE BOND      BALANCED        INCOME
                                  -------------   ------------   ------------   ------------   -----------   ------------
FROM OPERATIONS:
Net investment income (loss)...   $   1,245,150   $    952,766   $   462,999    $  2,262,346   $   354,822   $  1,294,828
Net realized gains (losses) on
  securities...................           2,248         77,496       141,842       1,899,905    (1,179,058)    (2,561,618)
Net realized gains (losses) on
  futures, options and short
  sales........................              --             --            --        (795,819)      (62,250)            --
Net realized gains (losses) on
  foreign currency
  transactions.................              --             --            --         (10,673)         (128)            --
Net change in unrealized
  appreciation (depreciation)
  on securities................              --        427,722       470,208       2,126,332      (486,248)   (11,654,085)
Net change in unrealized
  depreciation on futures......              --             --            --        (337,022)       (9,225)            --
Net change in unrealized
  appreciation (depreciation)
  on translation of assets and
  liabilities in foreign
  currencies...................              --             --            --         (50,830)      (10,377)            --
                                  -------------   ------------   -----------    ------------   -----------   ------------
Net increase (decrease) in net
  assets resulting from
  operations...................       1,247,398      1,457,984     1,075,049       5,094,239    (1,392,464)   (12,920,875)
                                  -------------   ------------   -----------    ------------   -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income..........      (1,245,150)    (1,031,602)     (470,559)     (2,495,982)     (363,338)    (1,291,918)
Net realized gains from
  investment transactions......          (2,248)            --      (135,887)       (716,950)           --             --
Tax return of capital..........          (3,206)            --       (20,983)       (150,369)           --             --
                                  -------------   ------------   -----------    ------------   -----------   ------------
Total dividends and
  distributions................      (1,250,604)    (1,031,602)     (627,429)     (3,363,301)     (363,338)    (1,291,918)
                                  -------------   ------------   -----------    ------------   -----------   ------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Issued during year.............     329,395,308     37,637,600    16,137,231      66,123,179     8,026,335     99,843,347
Issued on reinvestment of
  dividends and
  distributions................       1,250,604      1,031,602       627,429       3,363,301       363,338      1,291,918
Redeemed during year...........    (283,367,729)   (12,572,586)   (4,390,690)    (12,817,729)   (4,604,983)   (14,424,473)
                                  -------------   ------------   -----------    ------------   -----------   ------------
Increase in net assets from net
  fund share transactions......      47,278,183     26,096,616    12,373,970      56,668,751     3,784,690     86,710,792
                                  -------------   ------------   -----------    ------------   -----------   ------------
Total increase in net assets...      47,274,977     26,522,998    12,821,590      58,399,689     2,028,888     72,497,999
NET ASSETS:
Beginning of year..............      53,402,723      4,465,929     4,006,913       8,962,175    14,255,134     15,774,264
                                  -------------   ------------   -----------    ------------   -----------   ------------
End of year....................   $ 100,677,700   $ 30,988,927   $16,828,503    $ 67,361,864   $16,284,022   $ 88,272,263
                                  =============   ============   ===========    ============   ===========   ============
Undistributed (accumulated) net
  investment income (loss).....   $          --   $      2,572   $        --    $     52,737   $    30,114   $        623
                                  =============   ============   ===========    ============   ===========   ============

                       See notes to financial statements.

  GROWTH &        EQUITY        MID-CAP       MID-CAP       SPECIAL      AGGRESSIVE    HIGH YIELD    INTERNATIONAL      STOCK
   INCOME         GROWTH         VALUE        GROWTH         EQUITY        EQUITY         BOND          EQUITY          INDEX
------------    ------------   -----------   -----------   ------------   -----------   -----------   -------------   ------------
 $   144,960    $    (22,564)  $    24,411   $   (87,869)  $    (83,115)  $   (73,689)  $ 1,403,023   $    338,203    $  2,222,686

  (4,844,913)    (21,098,543)     (474,737)   (3,184,643)    (5,970,054)   (2,201,795)     (649,353)    (4,318,370)    (16,750,203)

     (27,133)            381            --            --        (55,495)           --            --             --         196,635
          --              --            --            --           (144)           --            --        704,384              --

  (1,605,708)    (13,286,086)     (515,474)     (732,011)    (7,688,294)     (512,386)     (480,144)    (8,564,199)    (31,482,776)

      (3,501)             --            --            --        (13,821)           --            --             --        (169,108)
          --              53            --            --             --            --            --       (245,898)             --
 -----------    ------------   -----------   -----------   ------------   -----------   -----------   ------------    ------------

  (6,336,295)    (34,406,759)     (965,800)   (4,004,523)   (13,810,923)   (2,787,870)      273,526    (12,085,880)    (45,982,766)
 -----------    ------------   -----------   -----------   ------------   -----------   -----------   ------------    ------------

    (145,462)             --       (16,436)           --             --            --    (1,402,782)      (991,386)     (2,187,591)
          --              --          (386)       (3,018)            --            --            --             --              --
          --              --            --          (112)            --            --       (17,810)            --              --
 -----------    ------------   -----------   -----------   ------------   -----------   -----------   ------------    ------------
    (145,462)             --       (16,822)       (3,130)            --            --    (1,420,592)      (991,386)     (2,187,591)
 -----------    ------------   -----------   -----------   ------------   -----------   -----------   ------------    ------------
  34,248,018     181,934,866    14,765,831    20,170,681     40,423,250     9,677,585    17,590,623     78,147,117     194,441,392
     145,462              --        16,822         3,130             --            --     1,420,592        991,386       2,187,591
  (3,400,879)    (35,318,033)   (1,956,014)   (5,479,264)    (5,761,020)   (1,616,679)   (1,831,968)   (13,465,865)    (21,419,162)
 -----------    ------------   -----------   -----------   ------------   -----------   -----------   ------------    ------------
  30,992,601     146,616,833    12,826,639    14,694,547     34,662,230     8,060,906    17,179,247     65,672,638     175,209,821
 -----------    ------------   -----------   -----------   ------------   -----------   -----------   ------------    ------------
  24,510,844     112,210,074    11,844,017    10,686,894     20,851,307     5,273,036    16,032,181     52,595,372     127,039,464
   8,064,381      26,008,037        75,323     1,895,533     34,533,868     5,260,042     2,986,470     10,861,810      52,288,160
 -----------    ------------   -----------   -----------   ------------   -----------   -----------   ------------    ------------
 $32,575,225    $138,218,111   $11,919,340   $12,582,427   $ 55,385,175   $10,533,078   $19,018,651   $ 63,457,182    $179,327,624
 ===========    ============   ===========   ===========   ============   ===========   ===========   ============    ============

 $     2,775    $         --   $     5,956   $        --   $         --   $        --   $        --   $    (28,721)   $     34,703
 ===========    ============   ===========   ===========   ============   ===========   ===========   ============    ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                     INTERMEDIATE
                                          MONEY           HIGH        GOVERNMENT                                  VALUE &
                                          MARKET      QUALITY BOND       BOND        CORE BOND     BALANCED       INCOME
                                       ------------   ------------   ------------   -----------   -----------   -----------
FROM OPERATIONS:
Net investment income (loss).........  $  1,616,972   $   125,839     $  124,280    $   257,112   $   239,681   $   120,833
Net realized gains (losses) on
  securities.........................         3,050        11,442          6,427        182,038      (935,882)       61,564
Net realized gains on futures........            --            --             --             --         2,051            --
Net realized gains (losses) on
  foreign currency transactions......            --            --             --           (133)           45            --
Net change in unrealized appreciation
  (depreciation) on securities.......            --         1,171         (2,971)      (155,977)      343,713       (26,858)
Net change in unrealized appreciation
  (depreciation) on futures..........            --            --             --             --        17,944            --
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies.........................            --            --             --            872         1,776            --
                                       ------------   -----------     ----------    -----------   -----------   -----------
Net increase (decrease) in net assets
  resulting from operations..........     1,620,022       138,452        127,736        283,912      (330,672)      155,539
                                       ------------   -----------     ----------    -----------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income................    (2,355,108)     (141,263)      (132,965)      (313,886)     (241,456)     (130,067)
Net realized gains from investment
  transactions.......................        (1,204)       (2,063)        (4,739)      (138,842)      (23,600)           --
Tax return of capital................        (4,256)           --             --        (16,830)       (6,176)           --
                                       ------------   -----------     ----------    -----------   -----------   -----------
Total dividends and distributions....    (2,360,568)     (143,326)      (137,704)      (469,558)     (271,232)     (130,067)
                                       ------------   -----------     ----------    -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Issued during period.................    47,934,445     4,737,956      4,006,783      6,990,242    17,545,471    14,973,151
Issued on reinvestment of dividends
  and distributions..................     2,360,568       143,326        137,704        469,558       271,232       130,067
Redeemed during period...............   (34,630,014)   (1,073,160)      (791,804)    (1,510,626)   (2,960,611)   (1,450,271)
                                       ------------   -----------     ----------    -----------   -----------   -----------
Increase in net assets from net fund
  share transactions.................    15,664,999     3,808,122      3,352,683      5,949,174    14,856,092    13,652,947
                                       ------------   -----------     ----------    -----------   -----------   -----------
Total increase in net assets.........    14,924,453     3,803,248      3,342,715      5,763,528    14,254,188    13,678,419
NET ASSETS:
Beginning of period..................    38,478,270       662,681        664,198      3,198,647           946     2,095,845
                                       ------------   -----------     ----------    -----------   -----------   -----------
End of period........................  $ 53,402,723   $ 4,465,929     $4,006,913    $ 8,962,175   $14,255,134   $15,774,264
                                       ============   ===========     ==========    ===========   ===========   ===========
Undistributed (accumulated) net
  investment income (loss)...........  $         --   $        70     $    2,506    $      (105)  $       (64)  $     1,720
                                       ============   ===========     ==========    ===========   ===========   ===========

---------------
(1) Commencement of Operations, October 11, 2001

(2) Commencement of Operations, November 7, 2001

                       See notes to financial statements.

     GROWTH &      EQUITY      MID-CAP     MID-CAP       SPECIAL     AGGRESSIVE   HIGH YIELD   INTERNATIONAL
      INCOME       GROWTH      VALUE(1)   GROWTH(2)      EQUITY        EQUITY        BOND         EQUITY       STOCK INDEX
    ----------   -----------   --------   ----------   -----------   ----------   ----------   -------------   -----------
    $   14,352   $   (25,871)  $    (5)   $     (859)  $   (85,823)  $  (24,753)  $  177,109    $     5,652    $   512,452
      (459,852)   (2,568,817)    1,217         4,415      (215,726)    (567,285)    (189,503)      (218,098)    (3,536,719)
            --            --        --            --         8,698           --           --             --             --
            --           (10)       --            --            --           --           --         37,497             --
       201,687       520,028     3,206        39,574      (247,279)       6,791      109,254       (433,587)    (2,016,232)
          (766)           --        --            --       (91,910)          --           --             --             --
            --            10        --            --            --           --           --         42,518             --
    ----------   -----------   -------    ----------   -----------   ----------   ----------    -----------    -----------
      (244,579)   (2,074,660)    4,418        43,130      (632,040)    (585,247)      96,860       (566,018)    (5,040,499)
    ----------   -----------   -------    ----------   -----------   ----------   ----------    -----------    -----------
       (10,143)           --        --            --            --           --     (210,131)       (78,012)      (662,035)
            --        (6,174)     (464)           --            --           --           --             --             --
            --          (255)       --            --            --           --       (7,801)            --        (11,053)
    ----------   -----------   -------    ----------   -----------   ----------   ----------    -----------    -----------
       (10,143)       (6,429)     (464)           --            --           --     (217,932)       (78,012)      (673,088)
    ----------   -----------   -------    ----------   -----------   ----------   ----------    -----------    -----------
     7,906,830    32,665,457    70,905     1,889,807    10,917,713    6,142,834    2,222,257     11,546,828     12,417,728
        10,143         6,429       464            --            --           --      217,932         78,012        673,088
      (487,972)   (5,391,932)       --       (37,404)   (3,723,098)    (605,567)    (518,774)      (965,192)    (4,319,637)
    ----------   -----------   -------    ----------   -----------   ----------   ----------    -----------    -----------
     7,429,001    27,279,954    71,369     1,852,403     7,194,615    5,537,267    1,921,415     10,659,648      8,771,179
    ----------   -----------   -------    ----------   -----------   ----------   ----------    -----------    -----------
     7,174,279    25,198,865    75,323     1,895,533     6,562,575    4,952,020    1,800,343     10,015,618      3,057,592
       890,102       809,172        --            --    27,971,293      308,022    1,186,127        846,192     49,230,568
    ----------   -----------   -------    ----------   -----------   ----------   ----------    -----------    -----------
    $8,064,381   $26,008,037   $75,323    $1,895,533   $34,533,868   $5,260,042   $2,986,470    $10,861,810    $52,288,160
    ==========   ===========   =======    ==========   ===========   ==========   ==========    ===========    ===========
    $    4,176   $        --   $    --    $       --   $        --   $       --   $       --    $   (41,993)   $        --
    ==========   ===========   =======    ==========   ===========   ==========   ==========    ===========    ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty different series that are, in effect, separate investment funds. Fifteen of the series are doing business as the Diversified Institutional Funds Group and are represented herein as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Balanced Fund, the Value & Income Fund, the Growth & Income Fund, the Equity Growth Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, the Special Equity Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund, (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on September 11, 2000, with the exception of the Mid-Cap Value Fund which was established on October 11, 2001 and the Mid-Cap Growth Fund which was established on November 7, 2001. Each Fund, with the exception of the Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Master Investment Portfolio -- S&P 500 Index Master Portfolio (the "Master Investment Portfolio"). The Series Portfolio and the Master Investment Portfolio are open-end management investment companies registered under the 1940 Act.

At December 31, 2002, each Fund's investment in the corresponding Series Portfolios/Master Investment Portfolio was as follows:

FUND                                                          PERCENTAGE OF INTEREST IN PORTFOLIOS
----                                                          ------------------------------------
Money Market................................................                 11.62
High Quality Bond...........................................                  7.02
Intermediate Government Bond................................                  4.68
Core Bond...................................................                  6.75
Balanced....................................................                  4.33
Value & Income..............................................                  5.68
Growth & Income.............................................                  4.06
Equity Growth...............................................                 12.04
Mid-Cap Value...............................................                 25.04
Mid-Cap Growth..............................................                 28.57
Special Equity..............................................                  5.50
Aggressive Equity...........................................                  3.37
High Yield Bond.............................................                  9.13
International Equity........................................                  9.66
Stock Index.................................................                  7.66

The financial statements of the Series Portfolio and the Master Investment Portfolio, including the Schedules of Portfolio Investments, are located elsewhere in this report and should be read in conjunction with the Funds' financial statements.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

  A. INVESTMENT VALUATION:

The value of each Fund's investment in a corresponding series of the Series Portfolio or the Master Investment Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Master Investment Portfolio.

The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements.

The valuation policy of the securities held by the Master Investment Portfolio is discussed in Note 1 of the Master Investment Portfolio's notes to financial statements.

  B. INVESTMENT INCOME:

Each Fund is allocated its pro rata share of income and expenses of the corresponding series of the Series Portfolio or the Master Investment Portfolio. All of the investment income and expenses and realized and unrealized gains and losses from the security transactions of the Series Portfolio or the Master Investment Portfolio are allocated pro rata among the investors and recorded by the Funds on a daily basis.

  C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

  D. FEDERAL INCOME TAXES:

Each fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

  E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of the Funds. Expenses directly attributable to a fund are charged to that fund, while expenses attributable to all funds are allocated based on relative net assets or another methodology appropriate in the circumstances.

  F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration and transfer agency services. AEGON USA, Inc., is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA, Inc. is an indirect, wholly-owned subsidiary of AEGON n.v., a Netherlands corporation which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds at an annual rate equal to 0.05%, of the average daily net assets of each Fund during the month. For these services, the Advisor earned $364,185 for the year ended December 31, 2002. The Advisor is also the Advisor to the Series Portfolio and the Master Investment Portfolio and accordingly the net assets of the Series Portfolio and the Master Investment Portfolio will reflect the fees and other expenses paid to the Advisor.

The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds amounted to $1,820,935 for the year ended December 31, 2002.

The Advisor and Distributor have voluntarily undertaken to reimburse expenses of each Fund, to the extent necessary, to limit expenses to a rate equal to the percentage specified in the table below of the corresponding Fund's average daily net assets, including the expenses of the Portfolio Series.

                                                                   EXPENSE CAP
                                                              ----------------------
Money Market................................................  50 basis points (b.p.)
High Quality Bond...........................................          65 b.p.
Intermediate Government Bond................................          65 b.p.
Core Bond...................................................          65 b.p.
Balanced....................................................          75 b.p.
Value & Income..............................................          75 b.p.
Growth & Income.............................................          90 b.p.
Equity Growth...............................................          90 b.p.
Mid-Cap Value...............................................          90 b.p.
Mid-Cap Growth..............................................          95 b.p.
Special Equity..............................................         110 b.p.
Aggressive Equity...........................................         125 b.p.
High Yield Bond.............................................          85 b.p.
International Equity........................................         115 b.p.
Stock Index.................................................          30 b.p.

Of the fees earned by the Advisor and Distributor, $855,116, and $197,253 respectively, were reimbursed.

Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. Aggregate remuneration incurred for non-affiliated trustees of the Trust for the year ended December 31, 2002, amounted to $2,780.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

4. CAPITAL SHARE TRANSACTIONS

The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into fifteen series of shares (one series underlying each Fund). The transactions in each of the Funds are as follows:

                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2002   DECEMBER 31, 2001
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Issued during year..........................................      32,831,336          4,753,846
Issued on reinvestment of dividends and distributions.......         124,775            235,624
Redeemed during year........................................     (28,244,826)        (3,434,507)
                                                                 -----------         ----------
Net increase................................................       4,711,285          1,554,963
                                                                 ===========         ==========
HIGH QUALITY BOND
Issued during year..........................................       3,561,329            448,873
Issued on reinvestment of dividends and distributions.......          97,326             13,725
Redeemed during year........................................      (1,181,778)          (101,680)
                                                                 -----------         ----------
Net increase................................................       2,476,877            360,918
                                                                 ===========         ==========
INTERMEDIATE GOVERNMENT BOND
Issued during year..........................................       1,515,276            378,671
Issued on reinvestment of dividends and distributions.......          58,254             13,147
Redeemed during year........................................        (405,740)           (74,898)
                                                                 -----------         ----------
Net increase................................................       1,167,790            316,920
                                                                 ===========         ==========
CORE BOND
Issued during year..........................................       6,439,848            666,649
Issued on reinvestment of dividends and distributions.......         323,628             45,805
Redeemed during year........................................      (1,229,374)          (143,467)
                                                                 -----------         ----------
Net increase................................................       5,534,102            568,987
                                                                 ===========         ==========
BALANCED
Issued during year..........................................       1,022,865          1,944,655
Issued on reinvestment of dividends and distributions.......          45,912             31,158
Redeemed during year........................................        (570,981)          (336,867)
                                                                 -----------         ----------
Net increase................................................         497,796          1,638,946
                                                                 ===========         ==========
VALUE & INCOME
Issued during year..........................................      10,211,506          1,469,063
Issued on reinvestment of dividends and distributions.......         141,802             12,730
Redeemed during year........................................      (1,556,835)          (142,131)
                                                                 -----------         ----------
Net increase................................................       8,796,473          1,339,662
                                                                 ===========         ==========
GROWTH & INCOME
Issued during year..........................................       6,062,192          1,249,519
Issued on reinvestment of dividends and distributions.......          28,431              1,617
Redeemed during year........................................        (635,322)           (79,032)
                                                                 -----------         ----------
Net increase................................................       5,455,301          1,172,104

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2002   DECEMBER 31, 2001
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
                                                                 ===========         ==========
EQUITY GROWTH
Issued during year..........................................      29,325,719          4,558,419
Issued on reinvestment of dividends and distributions.......              --              1,027
Redeemed during year........................................      (6,135,315)          (773,462)
                                                                 -----------         ----------
Net increase................................................      23,190,404          3,785,984
                                                                 ===========         ==========
MID-CAP VALUE(1)
Issued during period/year...................................       1,375,225              6,354
Issued on reinvestment of dividends and distributions.......           1,659                 40
Redeemed during period/year.................................        (185,093)                --
                                                                 -----------         ----------
Net increase................................................       1,191,791              6,394
                                                                 ===========         ==========
MID-CAP GROWTH(2)
Issued during period/year...................................       2,066,281            186,799
Issued on reinvestment of dividends and distributions.......             430                 --
Redeemed during period/year.................................        (617,193)            (3,613)
                                                                 -----------         ----------
Net increase................................................       1,449,518            183,186
                                                                 ===========         ==========
SPECIAL EQUITY
Issued during year..........................................       5,206,946          1,292,077
Issued on reinvestment of dividends and distributions.......              --                 --
Redeemed during year........................................        (780,535)          (437,524)
                                                                 -----------         ----------
Net increase................................................       4,426,411            854,553
                                                                 ===========         ==========
AGGRESSIVE EQUITY
Issued during year..........................................       2,137,066          1,096,393
Issued on reinvestment of dividends and distributions.......              --                 --
Redeemed during year........................................        (370,982)          (118,505)
                                                                 -----------         ----------
Net increase................................................       1,766,084            977,888
                                                                 ===========         ==========
HIGH YIELD BOND
Issued during year..........................................       2,022,194            246,010
Issued on reinvestment of dividends and distributions.......         171,599             24,275
Redeemed during year........................................        (222,894)           (57,348)
                                                                 -----------         ----------
Net increase................................................       1,970,899            212,937
                                                                 ===========         ==========
INTERNATIONAL EQUITY
Issued during year..........................................      11,452,415          1,569,662
Issued on reinvestment of dividends and distributions.......         166,587             10,808
Redeemed during year........................................      (2,095,793)          (131,841)
                                                                 -----------         ----------
Net increase................................................       9,523,209          1,448,629
                                                                 ===========         ==========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2002   DECEMBER 31, 2001
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
STOCK INDEX
Issued during year..........................................      26,504,983          1,706,597
Issued on reinvestment of dividends and distributions.......         346,349             86,701
Redeemed during year........................................      (3,166,592)          (530,851)
                                                                 -----------         ----------
Net increase................................................      23,684,740          1,262,447
                                                                 ===========         ==========

---------------

(1) Commencement of Operations, October 11, 2001

(2) Commencement of Operations, November 7, 2001

5. FEDERAL INCOME TAX INFORMATION

Reclassifications arising from "book/tax" differences for the year ended December 31, 2002, were as follows:

                                                                      UNDISTRIBUTED/
                                                  UNDISTRIBUTED/      (ACCUMULATED)
                                                 (ACCUMULATED) NET     NET REALIZED
                                                 INVESTMENT INCOME    GAINS (LOSSES)    PAID IN CAPITAL
                                                 (LOSS) INCREASED       INCREASED          INCREASED
                                                    (DECREASED)        (DECREASED)        (DECREASED)
                                                 -----------------    --------------    ---------------
Money Market Fund..............................      $     --          $        --        $        --
High Quality Bond Fund.........................        81,338             (137,385)            56,047
Intermediate Government Bond Fund..............         5,054               (4,279)              (775)
Core Bond Fund.................................       286,478              (27,212)          (259,266)
Balanced Fund..................................        38,694              258,832           (297,526)
Value & Income Fund............................        (4,007)            (822,860)           826,867
Growth & Income Fund...........................          (899)           1,446,577         (1,445,678)
Equity Growth Fund.............................        22,564            5,415,294         (5,437,858)
Mid-Cap Value Fund.............................        (2,019)            (162,158)           164,177
Mid-Cap Growth Fund............................        87,869             (595,033)           507,164
Special Equity Fund............................        83,115           (1,171,764)         1,088,649
Aggressive Equity Fund.........................        73,689             (134,356)            60,667
High Yield Bond Fund...........................          (241)              34,747            (34,506)
International Equity Fund......................       666,455            1,217,212         (1,883,667)
Stock Index Fund...............................          (392)           7,003,865         (7,003,473)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

5. FEDERAL INCOME TAX INFORMATION (CONTINUED)

Distributions during the year ended December 31, 2002 were characterized as follows for tax purposes:

                                                             LONG TERM
                                                ORDINARY      CAPITAL     RETURN OF        TOTAL
                                                 INCOME        GAINS       CAPITAL     DISTRIBUTIONS
                                               ----------    ---------    ---------    -------------
Money Market Fund............................  $1,247,398     $    --     $  3,206      $1,250,604
High Quality Bond Fund.......................   1,031,602          --           --       1,031,602
Intermediate Government Bond Fund............     592,229      14,217       20,983         627,429
Core Bond Fund...............................   3,212,932          --      150,369       3,363,301
Balanced Fund................................     363,338          --           --         363,338
Value & Income Fund..........................   1,291,918          --           --       1,291,918
Growth & Income Fund.........................     145,462          --           --         145,462
Equity Growth Fund...........................          --          --           --              --
Mid-Cap Value Fund...........................      16,822          --           --          16,822
Mid-Cap Growth Fund..........................       3,018          --          112           3,130
Special Equity Fund..........................          --          --           --              --
Aggressive Equity Fund.......................          --          --           --              --
High Yield Bond Fund.........................   1,402,782          --       17,810       1,420,592
International Equity Fund....................     991,386          --           --         991,386
Stock Index Fund.............................   2,187,591          --           --       2,187,591

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

                                                             LONG TERM
                                                ORDINARY      CAPITAL     RETURN OF        TOTAL
                                                 INCOME        GAINS       CAPITAL     DISTRIBUTIONS
                                               ----------    ---------    ---------    -------------
Money Market Fund............................  $2,356,312     $    --      $ 4,256      $2,360,568
High Quality Bond Fund.......................     141,432       1,894           --         143,326
Intermediate Government Bond Fund............     137,541         163           --         137,704
Core Bond Fund...............................     422,817      29,911       16,830         469,558
Balanced Fund................................     259,511       5,545        6,176         271,232
Value & Income Fund..........................     130,067          --           --         130,067
Growth & Income Fund.........................      10,143          --           --          10,143
Equity Growth Fund...........................       6,174          --          255           6,429
Mid-Cap Value Fund...........................         464          --           --             464
Mid-Cap Growth Fund..........................          --          --           --              --
Special Equity Fund..........................          --          --           --              --
Aggressive Equity Fund.......................          --          --           --              --
High Yield Bond Fund.........................     210,131          --        7,801         217,932
International Equity Fund....................      78,012          --           --          78,012
Stock Index Fund.............................     662,035          --       11,053         673,088

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

5. FEDERAL INCOME TAX INFORMATION (CONTINUED)

The tax character of distributable earnings/(accumulated losses) at December 31, 2002 was as follows:

                                                              ACCUMULATED
                                                               LONG-TERM
                                             UNDISTRIBUTED    CAPITAL LOSS   CAPITAL LOSS   EXPIRATION
                                            ORDINARY INCOME   CARRYFORWARD   CARRYFORWARD      DATE
                                            ---------------   ------------   ------------   ----------
Money Market Fund.........................     $     --       $         --   $        --
High Quality Bond Fund....................        2,572            (59,889)       59,889       2010
Intermediate Government Bond Fund.........           --                 --            --
Core Bond Fund............................           --                 --            --
Balanced Fund.............................       21,368         (1,166,506)       66,587       2009
                                                                               1,099,919       2010
Value & Income Fund.......................          623         (2,990,478)        1,791       2008
                                                                                 104,034       2009
                                                                               2,884,653       2010
Growth & Income Fund......................        2,775         (2,435,380)       57,353       2008
                                                                                 370,450       2009
                                                                               2,007,577       2010
Equity Growth Fund........................           --        (14,024,977)    1,812,007       2009
                                                                              12,212,970       2010
Mid-Cap Value Fund........................        5,956           (500,315)      500,315       2010
Mid-Cap Growth Fund.......................           --         (3,380,223)    3,380,223       2010
Special Equity Fund.......................           --        (10,703,370)    1,510,262       2008
                                                                               2,009,804       2009
                                                                               7,183,304       2010
Aggressive Equity Fund....................           --         (3,150,274)       53,133       2008
                                                                                 760,564       2009
                                                                               2,336,577       2010
High Yield Bond Fund......................           --           (778,556)       24,582       2008
                                                                                 162,439       2009
                                                                                 591,535       2010
International Equity Fund.................      139,963         (2,534,630)           48       2008
                                                                                 145,041       2009
                                                                               2,389,541       2010
Stock Index Fund..........................       34,703        (10,111,762)      178,681       2008
                                                                               1,336,661       2009
                                                                               8,596,420       2010

These differences are primarily due to the differing treatments of foreign currency transactions, futures transactions, paydowns, losses deferred due to wash sales, real estate investment trusts, investments in passive investment companies, reclassification of short term capital gains to investment income, and the different allocation methods for the recognition of realized capital gains. These reclassifications of the components of net assets reflected in the Statements of Assets and Liabilities did not affect net investment income
(loss), net realized gains (losses) on investments, or net assets.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

6. FINANCIAL HIGHLIGHTS

Selected data for an average share outstanding for the period/year:

                                                INCOME FROM
                                           INVESTMENT OPERATIONS                           DIVIDENDS AND DISTRIBUTIONS FROM
                                        ---------------------------                 -----------------------------------------------
                                                      NET REALIZED       TOTAL
                         NET ASSET                   AND UNREALIZED     INCOME                   IN EXCESS        NET         TAX
       FOR THE             VALUE,          NET           GAINS        (LOSS) FROM      NET         OF NET      REALIZED     RETURN
     PERIOD/YEAR         BEGINNING      INVESTMENT    (LOSSES) ON     INVESTMENT    INVESTMENT   INVESTMENT    GAINS ON       OF
        ENDED          OF PERIOD/YEAR     INCOME      INVESTMENTS     OPERATIONS      INCOME       INCOME     INVESTMENTS   CAPITAL
     -----------       --------------   ----------   --------------   -----------   ----------   ----------   -----------   -------
MONEY MARKET
12/31/2002                 $10.02         $0.15          $   --         $ 0.15        $(0.14)      $   --       $   (+)     $   (+)
12/31/2001                  10.19          0.36            0.02           0.38         (0.55)          --           (+)         (+)
12/31/2000(1)               10.00          0.19              --           0.19            --           --           --          --
HIGH QUALITY BOND
12/31/2002                  10.50          0.43            0.19           0.62         (0.44)          --           --          --
12/31/2001                  10.32          0.57            0.24           0.81         (0.62)          --        (0.01)         --
12/31/2000(1)               10.00          0.19            0.13           0.32            --           --           --          --
INTERMEDIATE GOVERNMENT BOND
12/31/2002                  10.52          0.39            0.44           0.83         (0.36)          --        (0.10)      (0.02)
12/31/2001                  10.37          0.52            0.16           0.68         (0.51)          --        (0.02)         --
12/31/2000(1)               10.00          0.17            0.20           0.37            --           --           --          --
CORE BOND
12/31/2002                  10.24          0.47            0.43           0.90         (0.47)          --        (0.13)      (0.03)
12/31/2001                  10.45          0.52            0.16           0.68         (0.60)          --        (0.26)      (0.03)
12/31/2000(1)               10.00          0.19            0.26           0.45            --           --           --          --
BALANCED
12/31/2002                   8.70          0.19           (1.08)         (0.89)        (0.19)          --           --          --
12/31/2001                   9.46          0.22           (0.74)         (0.52)        (0.21)          --        (0.02)      (0.01)
12/31/2000(1)               10.00          0.11           (0.65)         (0.54)           --           --           --          --
VALUE & INCOME
12/31/2002                  10.28          0.16           (1.75)         (1.59)        (0.15)          --           --          --
12/31/2001                  10.73          0.18           (0.42)         (0.24)        (0.21)          --           --          --
12/31/2000(1)               10.00          0.06            0.67           0.73            --           --           --          --
GROWTH & INCOME
12/31/2002                   6.30          0.03           (1.46)         (1.43)        (0.03)          --           --          --
12/31/2001                   8.18          0.03           (1.90)         (1.87)        (0.01)          --           --          --
12/31/2000(1)               10.00            --           (1.82)         (1.82)           --           --           --          --
EQUITY GROWTH
12/31/2002                   6.70            (+)          (1.59)         (1.59)           --           --           --          --
12/31/2001                   8.42          0.01           (1.73)         (1.72)           --           --           (+)         (+)
12/31/2000(1)               10.00            --           (1.58)         (1.58)           --           --           --          --


                           TOTAL
       FOR THE           DIVIDENDS
     PERIOD/YEAR            AND
        ENDED          DISTRIBUTIONS
     -----------       -------------
MONEY MARKET
12/31/2002                $(0.14)
12/31/2001                 (0.55)
12/31/2000(1)                 --
HIGH QUALITY BOND
12/31/2002                 (0.44)
12/31/2001                 (0.63)
12/31/2000(1)                 --
INTERMEDIATE GOVERNME
12/31/2002                 (0.48)
12/31/2001                 (0.53)
12/31/2000(1)                 --
CORE BOND
12/31/2002                 (0.63)
12/31/2001                 (0.89)
12/31/2000(1)                 --
BALANCED
12/31/2002                 (0.19)
12/31/2001                 (0.24)
12/31/2000(1)                 --
VALUE & INCOME
12/31/2002                 (0.15)
12/31/2001                 (0.21)
12/31/2000(1)                 --
GROWTH & INCOME
12/31/2002                 (0.03)
12/31/2001                 (0.01)
12/31/2000(1)                 --
EQUITY GROWTH
12/31/2002                    --
12/31/2001                    (+)
12/31/2000(1)                 --

---------------

     Portfolio turnover of the Series Portfolio and Master
(a)  Investment Portfolio.
(1)  Commencement of Operations, September 11, 2000.
(2)  Commencement of Operations, October 11, 2001.
(3)  Commencement of Operations, November 7, 2001.
  +  Less than one penny per share.
  *  Annualized

                                                       RATIO TO AVERAGE NET ASSETS
                                       -----------------------------------------------------------
                                       EXPENSES        EXPENSES                          NET
 NET ASSET                             INCLUDING       INCLUDING          NET         INVESTMENT
  VALUE,                NET ASSETS,       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
  END OF       TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF        PORTFOLIO
PERIOD/YEAR   RETURN    PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)   TURNOVER(a)
-----------   -------   ------------   ---------   -----------------   ----------   --------------   -----------
  $10.03         1.48%  $100,677,700       0.62%         0.50%              1.35%        1.47%           N/A
   10.02         3.84     53,402,723       0.63          0.50               3.46         3.59            N/A
   10.19         1.90     38,478,270       1.17*        0.50*               5.70*        6.37*           N/A
   10.68         6.03     30,988,927       0.84          0.65               3.84         4.03             54%
   10.50         8.05      4,465,929       1.64          0.65               4.42         5.41             53
   10.32         3.20        662,681      12.40*        0.65*              (5.45)*       6.30*            73
   10.87         8.05     16,828,503       0.95          0.65               3.34         3.64            134
   10.52         6.66      4,006,913       1.57          0.65               3.98         4.90             40
   10.37         3.70        664,198      15.24*        0.65*              (8.86)*       5.73*            48
   10.51         9.00     67,361,864       0.77          0.65               4.37         4.49            462
   10.24         6.67      8,962,175       1.12          0.65               4.48         4.95            547
   10.45         4.50      3,198,647       3.93*        0.65*               3.03*        6.31*           521
    7.62       (10.28)    16,284,022       1.04          0.75               2.10         2.39            289
    8.70        (5.48)    14,255,134       1.06          0.75               2.21         2.52            312
    9.46        (5.40)           946    9527.75*        0.75*           (9523.20)*       3.80*           286
    8.54       (15.56)    88,272,263       0.83          0.75               1.67         1.75             31
   10.28        (2.18)    15,774,264       1.06          0.75               2.21         2.52             32
   10.73         7.30      2,095,845       9.08*        0.75*              (6.28)*       2.05*            76
    4.84       (22.75)    32,575,225       1.11          0.90               0.37         0.58            115
    6.30       (22.84)     8,064,381       1.65          0.90              (0.32)        0.43            153
    8.18       (18.20)       890,102      10.87*        0.90*             (10.09)*      (0.12)*           80
    5.11       (23.73)   138,218,111       0.99          0.90              (0.11)       (0.02)            75
    6.70       (20.40)    26,008,037       1.15          0.90              (0.09)        0.16             63
    8.42       (15.80)       809,172      11.95*        0.90*             (11.16)*      (0.11)*           97

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for an average share outstanding for the period/year:

                                                INCOME FROM
                                           INVESTMENT OPERATIONS                      DIVIDENDS AND DISTRIBUTIONS FROM
                                        ---------------------------                 -------------------------------------
                                                      NET REALIZED       TOTAL
                         NET ASSET         NET       AND UNREALIZED     INCOME                   IN EXCESS        NET
       FOR THE             VALUE,       INVESTMENT       GAINS        (LOSS) FROM      NET         OF NET      REALIZED
     PERIOD/YEAR         BEGINNING        INCOME      (LOSSES) ON     INVESTMENT    INVESTMENT   INVESTMENT    GAINS ON
        ENDED          OF PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS      INCOME       INCOME     INVESTMENTS
     -----------       --------------   ----------   --------------   -----------   ----------   ----------   -----------
MID-CAP VALUE
12/31/2002                 $11.78         $ 0.04         $(1.85)        $(1.81)       $(0.02)      $  --        $   (+)
12/31/2001(2)               10.00             --           1.88           1.88            --          --         (0.10)
MID-CAP GROWTH
12/31/2002                  10.35          (0.06)         (2.58)         (2.64)           --          --            (+)
12/31/2001(3)               10.00          (0.01)          0.36           0.35            --          --            --
SPECIAL EQUITY
12/31/2002                   8.78          (0.01)         (2.15)         (2.16)           --          --            --
12/31/2001                   9.08          (0.02)         (0.28)         (0.30)           --          --            --
12/31/2000(1)               10.00             --          (0.92)         (0.92)           --          --            --
AGGRESSIVE EQUITY
12/31/2002                   5.16          (0.03)         (1.35)         (1.38)           --          --            --
12/31/2001                   7.60           0.05          (2.49)         (2.44)           --          --            --
12/31/2000(1)               10.00          (0.02)         (2.38)         (2.40)           --          --            --
HIGH YIELD BOND
12/31/2002                   8.80           0.75          (0.60)          0.15         (0.71)         --
12/31/2001                   9.38           0.83          (0.38)          0.45         (0.99)         --            --
12/31/2000(1)               10.00           0.26          (0.88)         (0.62)           --          --            --
INTERNATIONAL EQUITY
12/31/2002                   7.03           0.04          (1.24)         (1.20)        (0.10)         --            --
12/31/2001                   8.78           0.01          (1.66)         (1.65)        (0.10)         --            --
12/31/2000(1)               10.00           0.01          (1.23)         (1.22)           --          --            --
STOCK INDEX
12/31/2002                   7.67           0.09          (1.79)         (1.70)        (0.09)         --            --
12/31/2001                   8.86           0.09          (1.17)         (1.08)        (0.11)         --            --
12/31/2000(1)               10.00           0.03          (1.17)         (1.14)           --          --            --


                          TAX          TOTAL
       FOR THE          RETURN       DIVIDENDS
     PERIOD/YEAR          OF            AND
        ENDED           CAPITAL    DISTRIBUTIONS
     -----------       ---------   -------------
MID-CAP VALUE
12/31/2002              $   --        $(0.02)
12/31/2001(2)               --         (0.10)
MID-CAP GROWTH
12/31/2002                  (+)           (+)
12/31/2001(3)               --            --
SPECIAL EQUITY
12/31/2002                  --            --
12/31/2001                  --            --
12/31/2000(1)               --            --
AGGRESSIVE EQUITY
12/31/2002                  --            --
12/31/2001                  --            --
12/31/2000(1)               --            --
HIGH YIELD BOND
12/31/2002               (0.01)        (0.72)
12/31/2001               (0.04)        (1.03)
12/31/2000(1)               --            --
INTERNATIONAL EQUITY
12/31/2002                  --         (0.10)
12/31/2001                  --         (0.10)
12/31/2000(1)               --            --
STOCK INDEX
12/31/2002                  --         (0.09)
12/31/2001                  (+)        (0.11)
12/31/2000(1)               --            --

---------------

     Portfolio turnover of the Series Portfolio and Master
(a)  Investment Portfolio.
(1)  Commencement of Operations, September 11, 2000.
(2)  Commencement of Operations, October 11, 2001.
(3)  Commencement of Operations, November 7, 2001.
  +  Less than one penny per share.
  *  Annualized.

                                                      RATIO TO AVERAGE NET ASSETS
                                      -----------------------------------------------------------
                                      EXPENSES        EXPENSES                          NET
 NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  VALUE,                NET ASSETS,      THE         THE SERIES       INVESTMENT   INCOME (LOSS)
  END OF       TOTAL      END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF        PORTFOLIO
PERIOD/YEAR   RETURN    PERIOD/YEAR   PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)   TURNOVER(a)
-----------   -------   -----------   ---------   -----------------   ----------   --------------   -----------
  $ 9.95       (15.37)% $11,919,340      2.27%         0.90%             (0.95)%        0.42%           156%
   11.78        18.80        75,323      2.84*          0.90*            (2.02)*       (0.08)*           87
    7.71       (25.49)   12,582,427      1.67           0.95             (1.37)        (0.65)           138
   10.35         3.50     1,895,533      2.75*          0.95*            (2.39)*       (0.59)*           63
    6.62       (24.60)   55,385,175      1.21           1.10             (0.28)        (0.17)           109
    8.78        (3.30)   34,533,868      1.22           1.10             (0.41)        (0.29)            88
    9.08        (9.20)   27,971,293      1.76*          1.10*            (0.59)*        0.07*            77
    3.78       (26.74)   10,533,078      1.69           1.25             (1.25)        (0.81)            87
    5.16       (32.11)    5,260,042      2.27           1.25             (0.01)         1.01             98
    7.60       (24.00)      308,022     28.50*          1.25*           (28.20)*       (0.95)*           62
    8.23         1.91    19,018,651      1.12           0.85              8.68          8.95             95
    8.80         4.93     2,986,470      1.99           0.85              7.96          9.10             90
    9.38        (6.20)    1,186,127     10.02*          0.85*             0.02*         9.19*           105
    5.73       (17.16)   63,457,182      1.25           1.15              0.47          0.57             25
    7.03       (18.88)   10,861,810      1.70           1.15             (0.45)         0.10             28
    8.78       (12.20)      846,192     12.14*          1.15*           (10.76)*        0.23*            46
    5.88       (22.31)  179,327,624      0.38           0.30              1.27          1.35             12
    7.67       (12.19)   52,288,160      0.46           0.30              0.91          1.07              9
    8.86       (11.40)   49,230,568      0.59*          0.30*             0.66*         0.95*            10

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Diversified Investors Funds Group II and Shareholders of the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund, Balanced Fund, Value & Income Fund, Growth & Income Fund, Equity Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Special Equity Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund and Stock Index Fund:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund, Balanced Fund, Value & Income Fund, Growth & Income Fund, Equity Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Special Equity Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund and Stock Index Fund (collectively, the "Funds"; fifteen of the funds constituting the Diversified Investors Funds Group II) at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 18, 2003

             INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks a high level of current income and preservation of capital by primarily investing in a diversified portfolio of fixed income funds. The Fund will be invested across the Institutional High Quality Bond, Institutional Intermediate Government Bond, Institutional Core Bond, Institutional High Yield Bond, and Institutional Money Market Funds. A portion of the Fund may be invested in relatively conservative equity funds, namely the Institutional Value & Income, Institutional Growth & Income, and Institutional Equity Growth Funds as a hedge against inflation.

The Institutional Short Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.
[GROWTH CHART]

                                              INSTITUTIONAL SHORT HORIZON    LEHMAN BROS. GOV/CORP.      COMPOSITE BENCHMARK (1)
                                                      SAF $11,299            BOND INDEX (1) $12,621             * $11,905
                                              ---------------------------    ----------------------      -----------------------
9/11/00                                                  10000                        10000                       10000
12/31/00                                                 10260                        10476                       10455
12/31/01                                                 10853                        11366                       11145
12/31/02                                                 11299                        12621                       11905


                         Average Annual Total Return
                         Year to Date                                   4.11%
                         Inception to Date                              5.45%

(1) All indices are shown for the period from September 1, 2000 through December 31, 2002.

 * 80% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 10% Salomon Brothers Treasury Bill Index. This composite index most closely mirrors the portfolio composition of the Institutional Short Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2002.

Past performance is not indicative of future performance.

       INSTITUTIONAL SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks a high level of current income with some capital appreciation, by primarily investing in a diversified portfolio of fixed income funds, and to a lesser extent, equity funds. The Fund is a relatively conservative balanced portfolio which seeks competitive returns with considerably less volatility. Assets can be invested in any Diversified Institutional fixed income fund. The Fund's equity component may be invested in any Diversified Institutional equity fund.

The Institutional Short/Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[GROWTH CHART]

                                INSTITUTIONAL                          RUSSELL 2000 SMALL                           COMPOSITE
                              SHORT/INTERMEDIATE   LEHMAN AGGREGATE      CAP VALUE (1)        S&P 500 INDEX     BENCHMARK (1) **
                                  SAF $9,758       BOND (1) $12,537          $9,126           (1) * $5,993           $11,331
                              ------------------   ----------------    ------------------     -------------     ----------------
9/11/00                            10000.00            10000.00             10000.00            10000.00            10000.00
12/31/00                            9900.00            10486.00              9036.00             8731.00            10312.00
12/31/01                            9957.00            11371.00             10304.00             7694.00            10750.00
12/31/02                            9758.00            12537.00              9126.00             5993.00            11331.00


                         Average Annual Total Return
                         Year to Date                                   (2.00)%
                         Inception to Date                              (1.06)%

(1) All indices are shown for the period from September 1, 2000 through December 31, 2002.

 * The S&P 500 Index will replace the Russell 2000 Small Cap Value Index as the comparative benchmark. This index comes closest to matching the investment objectives of the Institutional Short/Intermediate Horizon Strategic Allocation Fund.

 ** 70% Lehman Brothers Aggregate Bond Index, 18% Russell 1000 Value Index, 8%
    Russell 2000 Small-Cap Index, 4% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Institutional Short/Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2002.

Past performance is not indicative of future performance.

          INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks a high level of current income and capital appreciation, by investing in a diversified portfolio of fixed income, and equity funds. The Fund seeks competitive returns with slightly less volatility through generally equal allocations to equity and fixed income. The Fund can invest in any Diversified Institutional fixed income fund and in any Diversified Institutional equity fund.

The Institutional Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[GROWTH CHART]

                                           INSTITUTIONAL                                  LEHMAN BROS.
                                          INTERMEDIATE SAF      S&P 500 INDEX (1)     GOV/CORP. BOND INDEX   COMPOSITE BENCHMARK
                                               $8,766                 $5,993              (1) $12,621           (1) * $10,488
                                          ----------------      -----------------     --------------------   -------------------
09/11/00                                       10000                  10000                  10000                  10000
12/31/00                                        9670                   8731                  10476                  10197
12/31/01                                        9450                   7694                  11366                  10314
12/31/02                                        8766                   5993                  12621                  10488


                         Average Annual Total Return
                         Year to Date                                 (7.23)%
                         Inception to Date                            (5.56)%

(1) All indices are shown for the period from September 1, 2000 through December 31, 2002.

 * 50% Lehman Brothers Aggregate Bond Index, 30% Russell 1000 Value Index, 12% Russell 2000 Small-Cap Index, 8% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Institutional Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2002.

Past performance is not indicative of future performance.

       INSTITUTIONAL INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks long-term capital appreciation, by primarily investing in a diversified portfolio of equity funds, and to a lesser extent, fixed income funds. The Fund is a relatively aggressive balanced portfolio which seeks competitive returns with slightly more volatility. The Fund can invest in any Diversified Institutional fixed income fund, and in any Diversified Institutional equity fund.

The Institutional Intermediate/Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[GROWTH IN VALUE CHART]

                                                     INSTITUTIONAL
                                                 INTERMEDIATE/LONG SAF                                   COMPOSITE BENCHMARK (1)
                                                        $7,723              S&P 500 INDEX (1) $5,993            * $9,801
                                                 ---------------------      ------------------------     -----------------------
9/11/00                                                  10000                       10000                        10000
12/31/00                                                  9510                        8731                        10080
12/31/01                                                  8864                        7694                         9930
12/31/02                                                  7723                        5993                         9801


                         Average Annual Total Return
                         Year to Date                                  (12.88)%
                         Inception to Date                             (10.61)%

(1) All indices are shown for the period from September 1, 2000 through December 31, 2002.

* 30% Lehman Aggregate Bond Index, 42% Russell 1000 Value Index, 18% Russell 2000 Index, 10% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Institutional Intermediate/Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2002.

Past performance is not indicative of future performance.

              INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity funds. The Fund can invest in any Diversified Institutional equity fund, including large, mid, and small capitalization stock funds, value and growth-oriented funds, and the international equity fund. Fixed income funds may be utilized to reduce the potential impact of stock market declines.

The Institutional Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[GROWTH CHART]

                                                                       RUSSELL 2000 SMALL                           COMPOSITE
                              INSTITUTIONAL LONG   RUSSELL 1000 (1)      CAP VALUE (1)        S&P 500 (1) *     BENCHMARK (1) **
                                  SAF $6,558            $8,338               $9,126              $5,993              $8,714
                              ------------------   ----------------    ------------------     -------------     ----------------
9/11/00                            10000.00            10000.00             10000.00            10000.00            10000.00
12/31/00                            9250.00            10454.00              9036.00             8731.00             9907.00
12/31/01                            8134.00             9870.00             10304.00             7694.00             9322.00
12/31/02                            6558.00             8338.00              9126.00             5993.00             8714.00


                         Average Annual Total Return
                         Year to Date                                (19.38)%
                         Inception to Date                           (16.73)%

(1) All indices are shown for the period from September 1, 2000 through December 31, 2002.

  * The S&P 500 Index will replace the Russell 2000 Small-Cap Value Index as the comparative benchmark. This index comes closest to matching the investment objectives of the Institutional Long Horizon Strategic Allocation Fund.

 ** 60% Russell 1000 Value Index, 25% Russell 2000 Small-Cap Index, 15% MSCI
    World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Institutional Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2002.

Past performance is not indicative of future performance.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                 SHORT                      INTERMEDIATE
                                   SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                  HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                -----------   ------------   ------------   ------------   -----------
ASSETS:
Investments at value (cost,
  $10,413,043, $8,149,309,
  $150,156,308, $26,873,350
  and $25,807,453,
  respectively)...............  $10,352,508    $7,851,142    $135,631,038   $24,007,395    $22,442,565
Cash..........................        1,000         1,000           1,000         1,000          1,000
Receivable for Fund shares
  sold........................       35,310        14,281          82,284       104,777        105,402
Receivable for investments
  sold........................           --            --          27,989            --             --
                                -----------    ----------    ------------   -----------    -----------
Total assets..................   10,388,818     7,866,423     135,742,311    24,113,172     22,548,967
                                -----------    ----------    ------------   -----------    -----------
LIABILITIES:
Payable for Fund shares
  redeemed....................           --            --         110,273         3,029            133
Payable for investments
  purchased...................       35,310        14,281              --       101,758        105,269
Accrued investment advisory
  fee.........................          879           674          11,983         2,054          1,979
                                -----------    ----------    ------------   -----------    -----------
Total liabilities.............       36,189        14,955         122,256       106,841        107,381
                                -----------    ----------    ------------   -----------    -----------
NET ASSETS....................  $10,352,629    $7,851,468    $135,620,055   $24,006,331    $22,441,586
                                ===========    ==========    ============   ===========    ===========
NET ASSETS CONSIST OF:
Paid-in capital...............  $10,420,700    $8,209,256    $152,168,256   $26,910,286    $25,891,342
Accumulated net realized
  losses......................       (7,536)      (59,621)     (2,022,931)      (38,000)       (84,868)
Net unrealized depreciation on
  investments.................      (60,535)     (298,167)    (14,525,270)   (2,865,955)    (3,364,888)
                                -----------    ----------    ------------   -----------    -----------
NET ASSETS....................  $10,352,629    $7,851,468    $135,620,055   $24,006,331    $22,441,586
                                ===========    ==========    ============   ===========    ===========
OUTSTANDING SHARES, $.00001
  PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  OF BENEFICIAL INTEREST
  AUTHORIZED..................    1,033,918       893,564      16,830,213     3,275,522      3,476,873
                                ===========    ==========    ============   ===========    ===========
NET ASSET VALUE PER SHARE*....  $     10.01    $     8.79    $       8.06   $      7.33    $      6.45
                                ===========    ==========    ============   ===========    ===========

---------------
* Net asset value per share equals Net assets/Outstanding shares

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                 SHORT                      INTERMEDIATE
                                    SHORT     INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                   HORIZON      HORIZON        HORIZON        HORIZON        HORIZON
                                   --------   ------------   ------------   ------------   -----------
NET INVESTMENT INCOME:
Income distribution earned.......  $348,183    $ 264,960     $  4,233,292   $   470,515    $   144,258
Investment advisory fee..........    (6,277)      (5,080)        (119,680)      (16,855)       (14,394)
                                   --------    ---------     ------------   -----------    -----------
Net investment income............   341,906      259,880        4,113,612       453,660        129,864
                                   --------    ---------     ------------   -----------    -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Capital gain distribution
  earned.........................     2,263          456            7,764         1,390             --
Net realized losses on
  investments....................    (2,765)     (54,655)      (1,580,594)      (19,120)       (41,176)
Net change in unrealized
  depreciation on investments....   (51,660)    (245,737)     (13,429,608)   (2,674,854)    (3,206,099)
                                   --------    ---------     ------------   -----------    -----------
Net realized and unrealized
  losses on investments..........   (52,162)    (299,936)     (15,002,438)   (2,692,584)    (3,247,275)
                                   --------    ---------     ------------   -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................  $289,744    $ (40,056)    $(10,888,826)  $(2,238,924)   $(3,117,411)
                                   ========    =========     ============   ===========    ===========

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                SHORT                      INTERMEDIATE
                                  SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                 HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                               -----------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
Net investment income........  $   341,906   $   259,880    $  4,113,612   $   453,660    $   129,864
Capital gain distribution
  earned.....................        2,263           456           7,764         1,390             --
Net realized losses on
  investments................       (2,765)      (54,655)     (1,580,594)      (19,120)       (41,176)
Net change in unrealized
  depreciation on
  investments................      (51,660)     (245,737)    (13,429,608)   (2,674,854)    (3,206,099)
                               -----------   -----------    ------------   -----------    -----------
Net increase (decrease) in
  net assets resulting from
  operations.................      289,744       (40,056)    (10,888,826)   (2,238,924)    (3,117,411)
                               -----------   -----------    ------------   -----------    -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income........     (341,906)     (259,879)     (4,113,612)     (453,660)      (129,864)
Net realized gains from
  investment transactions....       (4,567)       (3,284)       (305,662)       (3,379)            --
Tax return of capital........          (59)         (638)         (1,148)       (1,148)          (503)
                               -----------   -----------    ------------   -----------    -----------
Total dividends and
  distributions..............     (346,532)     (263,801)     (4,420,422)     (458,187)      (130,367)
                               -----------   -----------    ------------   -----------    -----------
FROM SHARE TRANSACTIONS:
Proceeds from shares
  issued.....................   12,349,320     6,683,111     172,005,771    22,983,684     23,620,775
Proceeds from dividends and
  distributions reinvested...      346,532       263,801       4,420,422       458,187        130,367
Value of shares redeemed.....   (3,075,859)   (1,794,815)    (40,629,008)   (4,034,730)    (3,513,765)
                               -----------   -----------    ------------   -----------    -----------
Net increase in net assets
  from capital share
  transactions...............    9,619,993     5,152,097     135,797,185    19,407,141     20,237,377
                               -----------   -----------    ------------   -----------    -----------
Total increase in net
  assets.....................    9,563,205     4,848,240     120,487,937    16,710,030     16,989,599
NET ASSETS:
Beginning of year............      789,424     3,003,228      15,132,118     7,296,301      5,451,987
                               -----------   -----------    ------------   -----------    -----------
End of year..................  $10,352,629   $ 7,851,468    $135,620,055   $24,006,331    $22,441,586
                               ===========   ===========    ============   ===========    ===========

Shares outstanding beginning
  of year....................       78,469       320,521       1,682,036       847,887        676,150
Shares issued during year....    1,226,730       742,392      19,438,665     2,892,426      3,297,579
Shares received on
  reinvestment of dividends
  and distributions during
  year.......................       34,687        29,748         535,703        60,212         19,409
Shares redeemed during
  year.......................     (305,968)     (199,097)     (4,826,191)     (525,003)      (516,265)
                               -----------   -----------    ------------   -----------    -----------
Shares outstanding end of
  year.......................    1,033,918       893,564      16,830,213     3,275,522      3,476,873
                               ===========   ===========    ============   ===========    ===========

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                    SHORT                      INTERMEDIATE
                                      SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                     HORIZON       HORIZON        HORIZON        HORIZON       HORIZON
                                    ----------   ------------   ------------   ------------   ----------
FROM OPERATIONS:
Net investment income.............  $   26,053    $   66,477    $   533,882     $  104,439    $   22,443
Capital gain distribution
  earned..........................         702         2,890          9,766          2,287            --
Net realized gains (losses) on
  investments.....................       6,473           265        (70,584)       (15,596)      (43,667)
Net change in unrealized
  depreciation on investments.....     (14,647)      (51,903)      (698,952)      (184,082)     (133,729)
                                    ----------    ----------    -----------     ----------    ----------
Net increase (decrease) in net
  assets resulting from
  operations......................      18,581        17,729       (225,888)       (92,952)     (154,953)
                                    ----------    ----------    -----------     ----------    ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income.............     (26,053)      (66,477)      (533,882)      (104,439)      (22,443)
Net realized gains from investment
  transactions....................      (9,643)       (5,320)       (84,567)        (3,582)           --
Tax return of capital.............          --           (41)          (158)          (567)       (5,467)
                                    ----------    ----------    -----------     ----------    ----------
Total dividends and
  distributions...................     (35,696)      (71,838)      (618,607)      (108,588)      (27,910)
                                    ----------    ----------    -----------     ----------    ----------
FROM SHARE TRANSACTIONS:
Proceeds from shares issued.......   1,067,688     2,969,969      5,863,860      7,851,150     5,873,636
Proceeds from dividends and
  distributions reinvested........      35,696        71,838        618,607        108,588        27,910
Value of shares redeemed..........    (505,499)     (146,223)    (1,523,546)      (657,408)     (688,212)
                                    ----------    ----------    -----------     ----------    ----------
Net increase in net assets from
  capital share transactions......     597,885     2,895,584      4,958,921      7,302,330     5,213,334
                                    ----------    ----------    -----------     ----------    ----------
Total increase in net assets......     580,770     2,841,475      4,114,426      7,100,790     5,030,471
NET ASSETS:
Beginning of year.................     208,654       161,753     11,017,692        195,511       421,516
                                    ----------    ----------    -----------     ----------    ----------
End of year.......................  $  789,424    $3,003,228    $15,132,118     $7,296,301    $5,451,987
                                    ==========    ==========    ===========     ==========    ==========

Shares outstanding beginning of
  year............................      20,327        16,336      1,139,203         20,568        45,585
Shares issued during year.........     103,585       311,976        640,118        891,112       713,939
Shares received on reinvestment of
  dividends and distributions
  during year.....................       3,541         7,694         68,799         12,676         3,480
Shares redeemed during year.......     (48,984)      (15,485)      (166,084)       (76,469)      (86,854)
                                    ----------    ----------    -----------     ----------    ----------
Shares outstanding end of year....      78,469       320,521      1,682,036        847,887       676,150
                                    ==========    ==========    ===========     ==========    ==========

                       See notes to financial statements.

             INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
290,147   Diversified Institutional Funds Group -- Core Bond Fund.....  $ 3,049,446
189,980   Diversified Institutional Funds Group -- High Quality Bond
            Fund......................................................    2,028,992
123,221   Diversified Institutional Funds Group -- High Yield Bond
            Fund......................................................    1,014,111
186,823   Diversified Institutional Funds Group -- Intermediate
            Government Bond Fund......................................    2,030,765
122,950   Diversified Institutional Funds Group -- Money Market
            Fund......................................................    1,232,717
116,684   Diversified Institutional Funds Group -- Value & Income
            Fund......................................................      996,477
                                                                        -----------
          Total Investments -- 100.00% (Cost $10,413,043).............   10,352,508
          Other assets less liabilities -- 0.00%......................          121
                                                                        -----------
          NET ASSETS -- 100.00%.......................................  $10,352,629
                                                                        ===========
          The aggregate cost of investments for federal income tax
            purposes at December 31, 2002 is $10,420,578.
          The following amount is based on cost for federal income tax purposes:
            Gross unrealized appreciation.............................  $    98,467
            Gross unrealized depreciation.............................     (166,537)
                                                                        -----------
            Net unrealized depreciation...............................  $   (68,070)
                                                                        ===========

                       See notes to financial statements.

       INSTITUTIONAL SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

SHARES                                                                    VALUE
------                                                                  ----------
          INVESTMENTS
 40,506   Diversified Institutional Funds Group -- Aggressive Equity
            Fund......................................................  $  153,113
258,875   Diversified Institutional Funds Group -- Core Bond Fund.....   2,720,777
 59,399   Diversified Institutional Funds Group -- Equity Growth
            Fund......................................................     303,527
 78,625   Diversified Institutional Funds Group -- Growth & Income
            Fund......................................................     380,543
107,151   Diversified Institutional Funds Group -- High Quality Bond
            Fund......................................................   1,144,372
141,352   Diversified Institutional Funds Group -- High Yield Bond
            Fund......................................................   1,163,327
 35,719   Diversified Institutional Funds Group -- Intermediate
            Government Bond Fund......................................     388,262
 54,292   Diversified Institutional Funds Group -- International
            Equity Fund...............................................     311,095
 13,849   Diversified Institutional Funds Group -- Money Market
            Fund......................................................     138,854
 69,700   Diversified Institutional Funds Group -- Special Equity
            Fund......................................................     461,412
 80,311   Diversified Institutional Funds Group -- Value & Income
            Fund......................................................     685,860
                                                                        ----------
          Total Investments -- 100.00% (Cost $8,149,309)..............   7,851,142
          Other assets less liabilities -- 0.00%......................         326
                                                                        ----------
          NET ASSETS -- 100.00%.......................................  $7,851,468
                                                                        ==========
          The aggregate cost of investments for federal income tax
            purposes at December 31, 2002 is $8,208,930.
          The following amount is based on cost for federal income tax purposes:
            Gross unrealized appreciation.............................  $   20,940
            Gross unrealized depreciation.............................    (378,728)
                                                                        ----------
            Net unrealized depreciation...............................  $ (357,788)
                                                                        ==========

                       See notes to financial statements.

          INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

SHARES                                                                       VALUE
------                                                                    ------------
            INVESTMENTS
1,076,161   Diversified Institutional Funds Group -- Aggressive Equity
              Fund......................................................  $  4,067,887
3,275,122   Diversified Institutional Funds Group -- Core Bond Fund.....    34,421,533
1,841,109   Diversified Institutional Funds Group -- Equity Growth
              Fund......................................................     9,408,066
2,228,148   Diversified Institutional Funds Group -- Growth & Income
              Fund......................................................    10,784,237
1,168,857   Diversified Institutional Funds Group -- High Quality Bond
              Fund......................................................    12,483,388
1,669,076   Diversified Institutional Funds Group -- High Yield Bond
              Fund......................................................    13,736,493
  632,646   Diversified Institutional Funds Group -- Intermediate
              Government Bond Fund......................................     6,876,861
1,682,838   Diversified Institutional Funds Group -- International
              Equity Fund...............................................     9,642,663
   34,174   Diversified Institutional Funds Group -- Money Market
              Fund......................................................       342,635
2,057,524   Diversified Institutional Funds Group -- Special Equity
              Fund......................................................    13,620,810
2,370,780   Diversified Institutional Funds Group -- Value & Income
              Fund......................................................    20,246,465
                                                                          ------------
            Total Investments -- 100.01% (Cost $150,156,308)............   135,631,038
            Liabilities less other assets -- (0.01)%....................       (10,983)
                                                                          ------------
            NET ASSETS -- 100.00%.......................................  $135,620,055
                                                                          ============
            The aggregate cost of investments for federal income tax
              purposes at December 31, 2002 is $152,179,239.

            The following amount is based on cost for federal income tax purposes:
              Gross unrealized appreciation.............................  $  1,453,737
              Gross unrealized depreciation.............................   (18,001,938)
                                                                          ------------
              Net unrealized depreciation...............................  $(16,548,201)
                                                                          ============

                       See notes to financial statements.

       INSTITUTIONAL INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
247,379   Diversified Institutional Funds Group -- Aggressive Equity
            Fund......................................................  $   935,094
271,029   Diversified Institutional Funds Group -- Core Bond Fund.....    2,848,519
453,450   Diversified Institutional Funds Group -- Equity Growth
            Fund......................................................    2,317,128
528,195   Diversified Institutional Funds Group -- Growth & Income
            Fund......................................................    2,556,465
105,369   Diversified Institutional Funds Group -- High Quality Bond
            Fund......................................................    1,125,336
230,204   Diversified Institutional Funds Group -- High Yield Bond
            Fund......................................................    1,894,582
109,071   Diversified Institutional Funds Group -- Intermediate
            Government Bond Fund......................................    1,185,599
414,469   Diversified Institutional Funds Group -- International
            Equity Fund...............................................    2,374,907
 59,381   Diversified Institutional Funds Group -- Money Market
            Fund......................................................      595,364
496,616   Diversified Institutional Funds Group -- Special Equity
            Fund......................................................    3,287,598
572,225   Diversified Institutional Funds Group -- Value & Income
            Fund......................................................    4,886,803
                                                                        -----------
          Total Investments -- 100.00% (Cost $26,873,350).............   24,007,395
          Other assets less liabilities -- 0.00%......................       (1,064)
                                                                        -----------
          NET ASSETS -- 100.00%.......................................  $24,006,331
                                                                        ===========
          The aggregate cost of investments for federal income tax
            purposes at December 31, 2002 is $26,911,350.

          The following amount is based on cost for federal income tax purposes:
            Gross unrealized appreciation.............................  $    67,232
            Gross unrealized depreciation.............................   (2,971,187)
                                                                        -----------
            Net unrealized depreciation...............................  $(2,903,955)
                                                                        ===========

                       See notes to financial statements.

              INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
292,564   Diversified Institutional Funds Group -- Aggressive Equity
            Fund......................................................  $ 1,105,891
643,528   Diversified Institutional Funds Group -- Equity Growth
            Fund......................................................    3,288,428
681,459   Diversified Institutional Funds Group -- Growth & Income
            Fund......................................................    3,298,264
588,207   Diversified Institutional Funds Group -- International
            Equity Fund...............................................    3,370,427
 38,505   Diversified Institutional Funds Group -- Money Market
            Fund......................................................      386,055
671,227   Diversified Institutional Funds Group -- Special Equity
            Fund......................................................    4,443,525
766,976   Diversified Institutional Funds Group -- Value & Income
            Fund......................................................    6,549,975
                                                                        -----------
          Total Investments -- 100.00% (Cost $25,807,453).............   22,442,565
          Other assets less liabilities -- 0.00%......................         (979)
                                                                        -----------
          NET ASSETS -- 100.00%.......................................  $22,441,586
                                                                        ===========
          The aggregate cost of investments for federal income tax
            purposes at December 31, 2002 is $25,889,245.

          The following amount is based on cost for federal income tax purposes:
            Gross unrealized appreciation.............................  $        50
            Gross unrealized depreciation.............................   (3,446,730)
                                                                        -----------
            Net unrealized depreciation...............................  $(3,446,680)
                                                                        ===========

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty-three different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Institutional Strategic Allocation Funds and are presented herein: Institutional Short Horizon Strategic Allocation Fund ("Short Horizon"), Institutional Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Institutional Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Institutional Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Institutional Long Horizon Strategic Allocation Fund ("Long Horizon") (collectively, the "Funds"). The Trust was established and designated the Short Horizon, the Short Intermediate Horizon, the Intermediate Horizon, the Intermediate Long Horizon, and the Long Horizon as separate series on September 11, 2000. Each Fund seeks to achieve its investment objective by investing all of its investable assets among eleven of the series of the Diversified Institutional Funds Group (the "Funds Group II"), doing business as the Diversified Investors Institutional Funds Group. The Funds Group II is an open-end management investment company registered under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A. INVESTMENT VALUATION:

The value of any Fund's investment in a corresponding fund of the Funds Group II is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange on the valuation date.

  B. INVESTMENT INCOME:

Income and capital gain distributions earned are recorded on the ex-dividend date.

  C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

  D. FEDERAL INCOME TAXES:

Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

  E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group II.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., who also advises the Funds Group II, under which the Advisor provides general investment advice to each Fund. AEGON USA, Inc., is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA, Inc. is an indirect, wholly-owned subsidiary of AEGON n.v., a Netherlands corporation which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.10% of the average daily net assets of each Fund. The Advisor is also the Advisor to the Funds Group. Accordingly, the net assets unit values of the Funds Group will reflect the Administration fee and other expenses paid to the Advisor, as well as other fees paid to the Advisor's affiliate.

Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales for the year ended December 31, 2002, were as follows:

                                                              COST OF PURCHASES   PROCEEDS FROM SALES
                                                              -----------------   -------------------
Short Horizon...............................................    $ 21,237,515         $ 11,619,070
Short Intermediate Horizon..................................      12,756,422            7,607,344
Intermediate Horizon........................................     327,098,104          191,589,253
Intermediate Long Horizon...................................      39,358,351           19,952,900
Long Horizon................................................      41,807,310           21,568,906

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

5. FEDERAL INCOME TAX INFORMATION

There were no reclassifications arising from "book/tax" differences for the year ended December 31, 2002.

Distributions during the year ended December 31, 2002 were characterized as follows for tax purposes:

                                                   ORDINARY      LONG TERM     RETURN OF       TOTAL
                                                    INCOME     CAPITAL GAINS    CAPITAL    DISTRIBUTIONS
                                                  ----------   -------------   ---------   -------------
Short Horizon...................................  $  344,208     $  2,265       $   59      $  346,532
Short Intermediate Horizon......................     260,468        2,695          638         263,801
Intermediate Horizon............................   4,313,562      105,712        1,148       4,420,422
Intermediate Long Horizon.......................     453,660        3,379        1,148         458,187
Long Horizon....................................     129,864           --          503         130,367

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

                                                   ORDINARY     LONG TERM     RETURN OF       TOTAL
                                                    INCOME    CAPITAL GAINS    CAPITAL    DISTRIBUTIONS
                                                   --------   -------------   ---------   -------------
Short Horizon....................................  $ 34,995      $   701       $   --       $ 35,696
Short Intermediate Horizon.......................    68,256        3,541           41         71,838
Intermediate Horizon.............................   591,285       27,164          158        618,607
Intermediate Long Horizon........................   105,734        2,287          567        108,588
Long Horizon.....................................    22,443           --        5,467         27,910

The tax character of distributable earnings/(accumulated losses) at December 31, 2002 was as follows:

                                                                 ACCUMULATED
                                              UNDISTRIBUTED       LONG-TERM
                                                ORDINARY        CAPITAL LOSS      CAPITAL LOSS   EXPIRATION
                                                 INCOME         CARRYFORWARD      CARRYFORWARD      DATE
                                              -------------   -----------------   ------------   ----------
Short Horizon...............................      $ --             $    --           $   --
Short Intermediate Horizon..................        --                  --               --
Intermediate Horizon........................        --                  --               --
Intermediate Long Horizon...................        --                  --               --
Long Horizon................................        --              (3,076)           1,123         2009
                                                                                      1,953         2010

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

6. FINANCIAL HIGHLIGHTS

For an average share outstanding for the period/year:

                                                   INCOME FROM                                   DIVIDENDS AND
                                              INVESTMENT OPERATIONS                            DISTRIBUTIONS FROM
                                           ---------------------------                 ----------------------------------
                                                         NET REALIZED       TOTAL
                             NET ASSET        NET       AND UNREALIZED     INCOME                       NET         TAX
                               VALUE,      INVESTMENT       GAINS        (LOSS) FROM      NET        REALIZED     RETURN
                            BEGINNING OF     INCOME      (LOSSES) ON     INVESTMENT    INVESTMENT    GAINS ON       OF
FOR THE PERIOD/YEAR ENDED   PERIOD/YEAR      (LOSS)      INVESTMENTS     OPERATIONS      INCOME     INVESTMENTS   CAPITAL
-------------------------   ------------   ----------   --------------   -----------   ----------   -----------   -------
SHORT HORIZON
12/31/2002................     $10.06        $0.55          $(0.14)        $ 0.41        $(0.45)      $(0.01)     $  (+)
12/31/2001................      10.26         0.73           (0.15)          0.58         (0.57)       (0.21)         --
12/31/2000(1).............      10.00          (+)            0.26           0.26            --           --          --
SHORT INTERMEDIATE HORIZON
12/31/2002................       9.37         0.46           (0.65)         (0.19)        (0.38)       (0.01)        (+)
12/31/2001................       9.90         0.85           (0.80)          0.05         (0.54)       (0.04)        (+)
12/31/2000(1).............      10.00          (+)           (0.10)         (0.10)           --           --          --
INTERMEDIATE HORIZON
12/31/2002................       9.00         0.29           (0.93)         (0.64)        (0.28)       (0.02)        (+)
12/31/2001................       9.67         0.39           (0.61)         (0.22)        (0.39)       (0.06)        (+)
12/31/2000(1).............      10.00          (+)           (0.33)         (0.33)           --           --          --
INTERMEDIATE LONG HORIZON
12/31/2002................       8.61         0.21           (1.31)         (1.10)        (0.18)         (+)         (+)
12/31/2001................       9.51         0.23           (0.88)         (0.65)        (0.24)       (0.01)        (+)
12/31/2000(1).............      10.00          (+)           (0.49)         (0.49)           --           --          --
LONG HORIZON
12/31/2002................       8.06         0.06           (1.62)         (1.56)        (0.05)          --         (+)
12/31/2001................       9.25         0.07           (1.19)         (1.12)        (0.06)          --       (0.01)
12/31/2000 (1)............      10.00          (+)           (0.75)         (0.75)           --           --          --

---------------

(1)  Commencement of Operations, September 11, 2000
  +  Amount represents less than $0.005 per share
  *  Annualized

                                           RATIOS TO AVERAGE NET ASSETS
                                           -----------------------------
        TOTAL        NET ASSET                                 NET
      DIVIDENDS       VALUE,                                INVESTMENT     PORTFOLIO   NET ASSETS,
         AND          END OF      TOTAL                       INCOME       TURNOVER       END OF
    DISTRIBUTIONS   PERIOD/YEAR   RETURN     EXPENSES         (LOSS)         RATE      PERIOD/YEAR
    -------------   -----------   ------   ------------   --------------   ---------   ------------
       $(0.46)        $10.01        4.11%      0.10%            5.42%         192%     $ 10,352,629
        (0.78)         10.06        5.78       0.10             7.10          538           789,424
           --          10.26        2.60       0.10*           (0.10)*        246           208,654
        (0.39)          8.79       (2.00)      0.10             5.10          149         7,851,468
        (0.58)          9.37        0.58       0.10             8.85          414         3,003,228
           --           9.90       (1.00)      0.10*           (0.10)*        150           161,753
        (0.30)          8.06       (7.23)      0.10             3.43          170       135,620,055
        (0.45)          9.00       (2.28)      0.10             4.26           75        15,132,118
           --           9.67       (3.30)      0.10*           (0.10)*        142        11,017,692
        (0.18)          7.33      (12.88)      0.10             2.68          120        24,006,331
        (0.25)          8.61       (6.79)      0.10             2.69          222         7,296,301
           --           9.51       (4.90)      0.10*           (0.10)*        130           195,511
        (0.05)          6.45      (19.38)      0.10             0.90          153        22,441,586
        (0.07)          8.06      (12.06)      0.10             0.81          245         5,451,987
           --           9.25       (7.50)      0.10*           (0.10)*        125           421,516

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

7. INVESTMENTS IN AFFILIATES

The market value of investments in affiliates (as defined in the Investment Company Act of 1940, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at December 31, 2002 totaled $10,352,508, $7,851,142, $135,631,038, $24,007,395, and $22,442,565, for the
Short Horizon, Short Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon, and the Long Horizon, respectively.

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                      BEGINNING     SHARES       SHARES      ENDING       PURCHASE         SALE       GAIN(LOSS)
                                       SHARES     PURCHASED       SOLD       SHARES         COST           COST        ON SALES
                                      ---------   ----------   ----------   ---------   ------------   ------------   -----------
SHORT HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group -- Core Bond Fund...........    22,754       288,160       20,767     290,147   $  2,979,795   $    219,615   $    (2,539)
Diversified Institutional Funds
  Group -- High Quality Bond Fund...    14,758       190,405       15,183     189,980      2,018,211        161,637           578
Diversified Institutional Funds
  Group -- High Yield Bond Fund.....     8,740       121,118        6,637     123,221      1,034,304         57,366            41
Diversified Institutional Funds
  Group -- Intermediate Government
  Bond Fund.........................    14,725       187,694       15,596     186,823      2,005,795        166,452         1,927
Diversified Institutional Funds
  Group -- Money Market Fund........     9,121     1,202,367    1,088,538     122,950     12,071,484     10,928,405           893
Diversified Institutional Funds
  Group -- Value & Income Fund......     7,520       118,030        8,866     116,684      1,127,926         88,360        (3,665)
                                                                                        ------------   ------------   -----------
                                                                                        $ 21,237,515   $ 11,621,835   $    (2,765)
                                                                                        ============   ============   ===========
SHORT INTERMEDIATE HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group -- Aggressive Equity Fund...    11,255        31,658        2,407      40,506   $    130,402   $     15,111   $    (5,820)
Diversified Institutional Funds
  Group -- Core Bond Fund...........   100,912       162,411        4,448     258,875      1,691,760         45,174         1,665
Diversified Institutional Funds
  Group -- Equity Growth Fund.......    17,272        45,555        3,428      59,399        253,595         27,365        (8,913)
Diversified Institutional Funds
  Group -- Growth & Income Fund.....    22,998        60,893        5,266      78,625        316,496         39,581       (14,038)
Diversified Institutional Funds
  Group -- High Quality Bond Fund...    41,373       115,919       50,141     107,151      1,230,343        531,705        (1,481)
Diversified Institutional Funds
  Group -- High Yield Bond Fund.....    49,835        92,260          743     141,352        773,123          7,419        (1,476)
Diversified Institutional Funds
  Group -- Intermediate Government
  Bond Fund.........................    13,994        22,514          789      35,719        242,878          8,056           567
Diversified Institutional Funds
  Group -- International Equity
  Fund..............................    16,348        40,301        2,357      54,292        248,154         20,797        (7,038)
Diversified Institutional Funds
  Group -- Money Market Fund........     7,068       692,707      685,926      13,849      6,954,791      6,887,018          (495)
Diversified Institutional Funds
  Group -- Special Equity Fund......    20,503        52,957        3,760      69,700        385,101         34,146        (7,902)
Diversified Institutional Funds
  Group -- Value & Income Fund......    25,728        58,935        4,352      80,311        529,779         45,627        (9,724)
                                                                                        ------------   ------------   -----------
                                                                                        $ 12,756,422   $  7,661,999   $   (54,655)
                                                                                        ============   ============   ===========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

7. INVESTMENTS IN AFFILIATES (CONTINUED)


                                      BEGINNING     SHARES       SHARES      ENDING       PURCHASE         SALE       GAIN(LOSS)
                                       SHARES     PURCHASED       SOLD       SHARES         COST           COST        ON SALES
                                      ---------   ----------   ----------   ---------   ------------   ------------   -----------
INTERMEDIATE HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group -- Aggressive Equity Fund...    85,469     1,040,850       50,158   1,076,161   $  4,958,929   $    420,595   $  (226,985)
Diversified Institutional Funds
  Group -- Core Bond Fund...........   342,179     3,610,266      677,323   3,275,122     36,784,701      6,899,494       169,069
Diversified Institutional Funds
  Group -- Equity Growth Fund.......   150,393     1,790,697       99,981   1,841,109     11,398,162        916,799      (380,901)
Diversified Institutional Funds
  Group -- Growth & Income Fund.....   183,301     2,153,045      108,198   2,228,148     12,911,378      1,021,344      (496,583)
Diversified Institutional Funds
  Group -- High Quality Bond Fund...   132,418     1,773,609      737,170   1,168,857     18,664,356      7,719,969       130,870
Diversified Institutional Funds
  Group -- High Yield Bond Fund.....   164,744     1,690,650      186,318   1,669,076     14,747,841      1,772,458      (248,836)
Diversified Institutional Funds
  Group -- Intermediate Government
  Bond Fund.........................    67,068       698,265      132,687     632,646      7,333,248      1,373,007        63,237
Diversified Institutional Funds
  Group -- International Equity
  Fund..............................   147,611     1,620,703       85,476   1,682,838     11,016,608        854,758      (355,275)
Diversified Institutional Funds
  Group -- Money Market Fund........    68,461    17,055,668   17,089,955      34,174    171,051,550    171,398,551       (23,356)
Diversified Institutional Funds
  Group -- Special Equity Fund......   178,238     1,924,774       45,488   2,057,524     15,952,070        454,884      (157,390)
Diversified Institutional Funds
  Group -- Value & Income Fund......   213,104     2,191,475       33,799   2,370,780     22,279,261        337,988       (54,444)
                                                                                        ------------   ------------   -----------
                                                                                        $327,098,104   $193,169,847   $(1,580,594)
                                                                                        ============   ============   ===========
INTERMEDIATE LONG HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group -- Aggressive Equity Fund...    57,042       190,513          176     247,379   $    823,390   $      1,126   $      (212)
Diversified Institutional Funds
  Group -- Core Bond Fund...........    79,361       198,310        6,642     271,029      2,058,050         68,204           322
Diversified Institutional Funds
  Group -- Equity Growth Fund.......   109,316       348,299        4,165     453,450      2,039,329         31,391        (8,975)
Diversified Institutional Funds
  Group -- Growth & Income Fund.....   128,030       401,832        1,667     528,195      2,214,312         16,250        (7,606)
Diversified Institutional Funds
  Group -- High Quality Bond Fund...    29,474        79,119        3,224     105,369        839,753         33,566           672
Diversified Institutional Funds
  Group -- High Yield Bond Fund.....    64,902       168,289        2,987     230,204      1,431,606         28,543        (3,689)
Diversified Institutional Funds
  Group -- Intermediate Government
  Bond Fund.........................    32,347        80,310        3,586     109,071        860,629         37,463           994
Diversified Institutional Funds
  Group -- International Equity
  Fund..............................   104,119       311,007          657     414,469      1,979,252          5,783        (1,259)
Diversified Institutional Funds
  Group -- Money Market Fund........     7,301     2,018,449    1,966,369      59,381     20,264,294     19,742,160           331
Diversified Institutional Funds
  Group -- Special Equity Fund......   124,396       373,106          886     496,616      2,828,019          7,534           302
Diversified Institutional Funds
  Group -- Value & Income Fund......   148,997       423,228           --     572,225      4,019,717             --            --
                                                                                        ------------   ------------   -----------
                                                                                        $ 39,358,351   $ 19,972,020   $   (19,120)
                                                                                        ============   ============   ===========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

7. INVESTMENTS IN AFFILIATES (CONTINUED)


                                      BEGINNING     SHARES       SHARES      ENDING       PURCHASE         SALE       GAIN(LOSS)
                                       SHARES     PURCHASED       SOLD       SHARES         COST           COST        ON SALES
                                      ---------   ----------   ----------   ---------   ------------   ------------   -----------
LONG HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group -- Aggressive Equity Fund...    51,911       240,653           --     292,564   $  1,022,776   $         --   $        --
Diversified Institutional Funds
  Group -- Equity Growth Fund.......   117,617       530,971        5,060     643,528      3,049,728         45,129       (18,282)
Diversified Institutional Funds
  Group -- Growth & Income Fund.....   125,447       557,546        1,534     681,459      3,009,497         15,087        (7,651)
Diversified Institutional Funds
  Group -- International Equity
  Fund..............................   114,264       473,943           --     588,207      3,046,249             --            --
Diversified Institutional Funds
  Group -- Money Market Fund........    15,795     2,147,017    2,124,307      38,505     21,550,113     21,322,972        (1,942)
Diversified Institutional Funds
  Group -- Special Equity Fund......   127,682       543,833          288     671,227      4,121,984          2,865          (317)
Diversified Institutional Funds
  Group -- Value & Income Fund......   148,116       639,719       20,859     766,976      6,006,963        224,029       (12,984)
                                                                                        ------------   ------------   -----------
                                                                                        $ 41,807,310   $ 21,610,082   $   (41,176)
                                                                                        ============   ============   ===========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Diversified Investors Funds Group and Shareholders of the Institutional Short Horizon Strategic Allocation Fund, Institutional Short Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Long Horizon Strategic Allocation Fund, and Institutional Long Horizon Strategic Allocation
Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Short Horizon Strategic Allocation Fund, Institutional Short Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Long Horizon Strategic Allocation Fund, and Institutional Long Horizon Strategic Allocation Fund (collectively the "Funds"; five of the funds constituting the Diversified Investors Funds Group) at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 18, 2003

                   DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                        TRUSTEES INFORMATION (UNAUDITED)

Each Fund, other than the Institutional Strategic Allocation Funds, is supervised by the Board of Trustees of The Diversified Investors Funds Group II. Each Institutional Strategic Allocation Fund is supervised by the Board of Trustees of the Diversified Investors Funds Group.

The respective Trustees and officers of each Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of the Trusts is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Funds Group and Diversified Investors Funds Group II Trustees may be found in the Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                       POSITION(S), LENGTH OF          PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                       TIME SERVED              PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                  ----------------------   ------------------------------------------
Joseph P. Carusone, 37...............  Treasurer since 2001     Vice President and Director, Diversified
                                                                Investment Advisors, Inc.; Vice President,
                                                                Assistant Vice President and Assistant
                                                                Treasurer, The Bank of New York.

Robert F. Colby, 47..................  Secretary since 1993     Vice President and General Counsel,
                                                                Diversified Investment Advisors, Inc.;
                                                                Vice President, Diversified Investors
                                                                Securities Corp.; Vice President and
                                                                Assistant Secretary, of AUSA Life
                                                                Insurance Company, Inc.

John F. Hughes, 61...................  Assistant Secretary      Assistant Secretary, Vice President and
                                       since 1993               Senior Counsel, Diversified Investment
                                                                Advisors, Inc.; Vice President, AUSA Life
                                                                Insurance Company, Inc.; Assistant
                                                                Secretary, Diversified Investors
                                                                Securities Corp.

Peter G. Kunkel, 52..................  Trustee since 2002       Vice President, Diversified Investment
                                                                Advisors, Inc.

Suzanne Montemurro, 38...............  Assistant Treasurer      Director, Diversified Investment Advisors,
                                       since 2002               Inc.; Assistant Vice President, The Bank
                                                                of New York.

Mark Mullin, 40......................  President since 2002     President, Vice President, Chief
                                       Trustee since 1995       Investment Officer, Diversified Investment
                                                                Advisors, Inc.

                   DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                        TRUSTEES INFORMATION (UNAUDITED)

DISINTERESTED TRUSTEES:

                                       POSITION(S), LENGTH OF           PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                       TIME SERVED               PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                  ----------------------   --------------------------------------------
Neal M. Jewell, 68...................  Trustee since 1993       Consultant; Independent Trustee, EAI Select
355 Thornridge Drive                                            (a registered investment company)
Stamford, CT 06903

Robert Lester Lindsay, 68............  Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 49...............  Trustee since 1993       Executive Vice President, Investment
2 Orchard Neck Road                                             Management Services, Inc.
Center Moriches, NY 11934

Joyce Galpern Nordern, 63............  Trustee since 1993       Vice President, Institutional Advancement,
505 Redleaf Road                                                Reconstructionist Rabbinical College
Wynnewood, PA 19096

Patricia L. Sawyer, 52...............  Trustee since 1993       President and Executive Search Consultant,
Smith & Sawyer LLP                                              Smith & Sawyer LLC
P.O. Box 8063
Vero Beach, FL 32963

                              FOURTH QUARTER 2002

                            ANNUAL ECONOMIC OVERVIEW

2002 was another year of volatility and variability in the investment markets. At the beginning of the year, the economy seemed to be recovering from the 2001 downturn. Aided by 40-year lows in mortgage rates and zero percent financing deals, consumers continued to spend, particularly on big-ticket items such as cars and houses. But the economic bright spots were uneven: business spending remained weak, as companies were forced to cut expenses in response to intense pricing pressure. And when news of accounting scandals broke at companies like Enron and WorldCom, investors registered their disappointment by driving prices down. While the economy and profits did grow slightly overall, they were generally below expectations and were, therefore, somewhat disappointing.

The stock market suffered through another difficult year as prices declined to new lows for the third year in a row. For the year, the major U. S. indices were down 20% to 30% while international stocks were off 15% to 16%. Large cap stocks outperformed small cap stocks and value outperformed growth. International stock indices were marginally better than their US counterparts, and were down approximately 15%.

The bond market had much more favorable results, posting strong returns for the third year in a row. Yields on bonds fell to 44-year lows as the Federal Reserve continued to cut interest rates, resulting in impressive total bond returns. Reacting to some of the same forces affecting the stock markets, investors sought the safety of government bonds in particular, which returned over 11% for the year. Corporate bonds returned about 10% while low quality issues lagged, posting only 3% returns.

                               MONEY MARKET FUND

The past year proved very difficult in terms of correctly anticipating changes in the Federal Reserve's posture and consequent shifts in the money market yield curve. The fund benefited at the beginning of the year from the manager's correct call positioning of the weighted average maturity (WAM). Late in the year the manager struggled to extend the fund's WAM based on a belief that the US economy would regain traction sooner rather than later. As the long-anticipated economic recovery has yet to fully materialize, the Fed has not seen fit to tighten; thus, the portfolio's performance was somewhat hindered. In hindsight, a WAM consistently approaching the 90-day maximum proved the most rewarding strategy. Periodic market credit concerns throughout the year created opportunities that added value to the portfolio as did the purchase of attractively priced floating-rate securities and short term corporate bonds.

                             HIGH QUALITY BOND FUND

The fund invests in debt issued by the U.S. Government and its agencies as well as asset-backed and corporate fixed income securities. Positive issue selection aided the fund's return for the year. Allocations to the high quality corporate sector helped performance early in the year; while securities in the asset backed and mortgage-backed sectors helped particularly in the fourth quarter.

                       INTERMEDIATE GOVERNMENT BOND FUND

The fund, which invests almost exclusively in U.S. Government and Agency fixed income securities as well as money market instruments, had strong absolute performance for the year. Returns were aided primarily by declining interest rates. A negative influence on performance for the year was an underweight to Treasury securities, which was the best performing fixed income sector in 2002.

                                 CORE BOND FUND

The fund's investment strategy expands on the more traditional investable fixed income universe, creating a more diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar and emerging market securities on an opportunistic basis. In 2002, the fund's performance was buoyed by the health of the bond markets generally. In particular, positive effects on performance included non-dollar positions, longer-than-index duration, an underweighting to corporate bonds and an emphasis on higher quality securities. Portfolio performance was adversely affected by: security selection among corporate securities, including holdings in WorldCom and Qwest; yield curve positioning; allocation to and selection within the high yield sector; and selection in the mortgage sector.

                              HIGH YIELD BOND FUND

The high yield market experienced the same challenges as the overall capital markets in 2002. Throughout much of the year, investors virtually had no appetite for risk. Aiding performance for the year was positive sector selection, most notably the manager's overweight positions to gaming/leisure and healthcare. Detracting from performance was an underweight to the forest products, housing and transportation sectors. The fourth quarter, when risk was rewarded, was markedly different from the rest of the year. Conservative positioning, especially an underweight to technology, telecommunications and media, hurt relative performance, as these sectors posted double-digit returns. The fund also held an underweight to the low grade bonds sector, which was the only credit sector to outperform the overall index return during the quarter.

                                 BALANCED FUND

Each of the fund's two sub-advisory firms manages a portion of the account, one overseeing the equity portion, the other overseeing the fixed income portion. The equity portion is managed using a quantitative model that is designed to track its benchmark closely. Enhancements made to the quantitative model for the structured core component aided performance. Despite outperforming the S&P 500 Index for the year, the equity portion's return was negative on an absolute basis, having been affected by the woes of the overall market, including corporate accounting scandals and political uncertainties.

The fixed income portion of the portfolio is invested in a diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar and emerging market securities on an opportunistic basis. While falling short of its Lehman Aggregate benchmark, this portion of the fund was buoyed by the health of the bond markets generally. In particular, positive effects on performance included non-dollar positions, longer-than-index duration, an underweighting to corporate bonds and an emphasis on higher quality securities. Portfolio performance was adversely affected by security selection among corporate securities, including holdings in WorldCom and Qwest; yield curve positioning; allocation to and selection within the high yield sector; and selection in the mortgage sector.

                              VALUE & INCOME FUND

The fund is managed by two sub-advisors with unique and complementary investment approaches to value investing. The portfolio was helped by strong stock selection, particularly in the financial services, consumer cyclical and energy sectors. Early in the year, however, the fund suffered from an overweight to the telecom sector. Specifically, holdings of WorldCom stock detracted from performance.

                              GROWTH & INCOME FUND

The fund is managed by two sub-advisors, each of whom has a specific role in the fund. The structured core component is managed using a quantitative model that is designed to track the S&P 500 Index closely, while the enhanced component is designed to add value over the benchmark. The Fund was greatly impacted by factors affecting the large cap market at large, including corporate accounting scandals and political uncertainties. Enhancements made to the quantitative model for the structured core component aided performance. Stock selection decisions, including those in the consumer discretionary sector, hurt performance somewhat, as did an allocation to AOL Time Warner stock.

                               EQUITY GROWTH FUND

The fund is managed by three sub-advisors, each of whom has a specific role in the fund. Absolute returns were negative for the year due to the disappointing results of the equity market generally, and the large cap growth market in particular, which has been hurt the most during this recent and extended downturn. On a relative basis, the fund benefited from strong stock selection in several sectors and from an overweighting to outperforming sectors such as healthcare and consumer discretionary. Additionally, the fund's managers held an underweighted position to the technology sector that helped for much of the year. However, this slight defensive posture hurt the portfolio during the fourth quarter, when riskier stocks were rewarded.

                                 MID-CAP VALUE

The fund's 2002 performance was largely a function of the mid-cap sector, which performed better than both small and large cap sectors, and of the value investment style, which was favored over growth. Overweights to healthcare, which hurt performance during the first and fourth quarters, actually helped performance during the second and third quarters. Performance also suffered from the fallout of the WorldCom debacle, which affected the media sector generally. While the manager's process includes significant fundamental research, this did not help performance during the fourth quarter, when the market rewarded investors of stocks with poor fundamentals.

                                 MID-CAP GROWTH

The portfolio outperformed over calendar 2002, falling less than the Index's 27.41% decline. The portfolio's relatively conservative positioning helped performance for most of the year. This positioning led to an underweight in technology but by late in the third quarter, the fund manager's valuation discipline led to a reduction of this underweight, and technology stocks added to returns in the fourth quarter. The portfolio's largest overweight was in energy, with the manager believing that North American natural gas supplies will remain tight due to accelerated depletion trends. Healthcare, at just under a quarter of the portfolio, is the largest commitment to a sector. We believe health care stocks have much to offer investors given an aging population in the U.S. and the relative economic insensitivity of this group's earnings and revenues. Both of these themes contributed positively to the fund's annual return.

                                SMALL-CAP VALUE

Although negative on an absolute basis, the fund outperformed the Russell 2000 Value Index since inception in May 2002. Strong stock selection in consumer discretionary, healthcare and industrial stocks contributed significantly to the relative outperformance. An underweighting to financials during the third quarter detracted from performance.

                                 SPECIAL EQUITY

The fund is managed by five sub-advisors, each of which has a specific role in the management of the portfolio. Negative contributors to performance for the year were an underweighting to the financial sector, and an overweighting to healthcare and telecommunications stocks at the beginning of the year. In addition, the fund's slight growth tilt hurt performance during a period when value was heavily favored. Diversified worked to correct this issue by replacing two sub-advisors during the year: Wellington Management Company replaced Goldman Sachs Asset Management (April); and Seneca Capital Management replaced Husic Capital Management (October). While more conservatively positioned by the fourth quarter, the fund did not fully participate in the October/November rally, when risk was rewarded.

                                SMALL-CAP GROWTH

Although negative on an absolute basis, the fund outperformed the Russell 2000 Growth Index since inception in May 2002. The Fund's outperformance was largely due to strong stock selection in almost all major sectors. Sector allocations had minimal impact until the fourth quarter, when a significant overweight to the weakest performing consumer discretionary sector partially offset the substantial gains.

                               AGGRESSIVE EQUITY

Although negative on an absolute basis, the fund comfortably outperformed the Russell 2000 Growth Index for the year. The fund uses a multi-capitalization strategy, and benefited on a relative basis from having a larger average market capitalization than the benchmark. Additionally, outperformance came from strong stock selection in many sectors, particularly healthcare and industrials. An underweighting to financials negatively impacted portfolio returns for much of the year. The fourth quarter proved difficult for the manager as sectors that had delivered positive returns in the third quarter suffered from an abrupt reversal in the market's course.

                              INTERNATIONAL EQUITY

Stock selection in various and changing sectors added value for much of the year, with the manager increasing holdings in diversified telecom operators based on the belief that several of these companies are entering a free-cash-flow generating cycle that will allow them to lower debt and restore or increase their dividends. After a difficult period earlier in the year, the fund's insurance and reinsurance stocks appreciated from their lows and were additive to returns in the fourth quarter.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                          INTERMEDIATE
                                               MONEY       HIGH QUALITY    GOVERNMENT         CORE
                                               MARKET          BOND           BOND            BOND          BALANCED
                                            ------------   ------------   ------------   --------------   ------------
ASSETS:
Securities, at cost.......................  $861,487,572   $415,401,149   $394,097,568   $1,089,509,034   $409,580,000
                                            ============   ============   ============   ==============   ============
Securities, at value, including securities
  loaned (Note 4).........................  $861,487,572   $425,482,907   $407,661,615   $1,115,549,515   $387,182,431
Repurchase agreements (cost equals
  market).................................            --     14,000,671        113,536      206,920,398     34,668,369
Cash......................................         2,111             --             --               --             --
Receivable for securities sold............            --             --             --        3,003,849      8,501,627
Receivable for principal paydowns.........            --         10,998             --               --             --
Unrealized appreciation on foreign
  currency forward contracts..............            --             --             --          124,985         29,321
Variation margin..........................            --             --             --          393,437         28,969
Interest receivable.......................     3,528,574      3,633,264      3,228,626       11,348,599      1,657,817
Dividends receivable......................            --             --             --               --        346,692
Receivable from Advisor...................            --             --             --               --             --
Receivable from securities lending........            --             --             --           34,338          7,526
                                            ------------   ------------   ------------   --------------   ------------
Total assets..............................   865,018,257    443,127,840    411,003,777    1,337,375,121    432,422,752
                                            ------------   ------------   ------------   --------------   ------------
LIABILITIES:
Collateral for securities loaned..........            --      3,943,900      7,495,000      160,092,877     22,348,390
Payable for securities purchased..........            --             --     41,086,667      176,374,489     33,752,387
Unrealized depreciation on foreign
  currency forward contracts..............            --             --             --          906,825        231,317
Payable to Custodian......................            --             --      4,270,991               --         70,982
Investment advisory fees..................       192,661        131,535        109,419          297,926        172,942
Accrued expenses..........................        52,650         37,387         36,310           78,400        101,122
                                            ------------   ------------   ------------   --------------   ------------
Total liabilities.........................       245,311      4,112,822     52,998,387      337,750,517     56,677,140
                                            ------------   ------------   ------------   --------------   ------------
NET ASSETS................................  $864,772,946   $439,015,018   $358,005,390   $  999,624,604   $375,745,612
                                            ============   ============   ============   ==============   ============
NET ASSETS CONSIST OF:
Paid-in capital...........................  $864,772,946   $428,933,260   $344,441,343   $  980,013,031   $398,850,966
Net unrealized appreciation (depreciation)
  on securities...........................            --     10,081,758     13,564,047       26,040,481    (22,397,569)
Net unrealized depreciation on futures....            --             --             --       (5,691,788)      (515,304)
Net unrealized appreciation (depreciation)
  on translation of assets and liabilities
  in foreign currencies...................            --             --             --         (737,120)      (192,481)
                                            ------------   ------------   ------------   --------------   ------------
NET ASSETS................................  $864,772,946   $439,015,018   $358,005,390   $  999,624,604   $375,745,612
                                            ============   ============   ============   ==============   ============


                                               VALUE &         GROWTH &
                                                INCOME          INCOME
                                            --------------   ------------
ASSETS:
Securities, at cost.......................  $1,698,647,979   $907,508,838
                                            ==============   ============
Securities, at value, including securities
  loaned (Note 4).........................  $1,580,645,003   $823,178,691
Repurchase agreements (cost equals
  market).................................      46,499,287     21,764,587
Cash......................................             280             --
Receivable for securities sold............         775,845     18,578,497
Receivable for principal paydowns.........              --             --
Unrealized appreciation on foreign
  currency forward contracts..............              --             --
Variation margin..........................              --         14,700
Interest receivable.......................           3,929          1,857
Dividends receivable......................       3,620,823        897,812
Receivable from Advisor...................              --          9,795
Receivable from securities lending........          29,844         37,415
                                            --------------   ------------
Total assets..............................   1,631,575,011    864,483,354
                                            --------------   ------------
LIABILITIES:
Collateral for securities loaned..........      76,873,653     36,525,232
Payable for securities purchased..........         831,587     27,792,951
Unrealized depreciation on foreign
  currency forward contracts..............              --             --
Payable to Custodian......................              --         49,527
Investment advisory fees..................         618,866        429,757
Accrued expenses..........................          91,100         64,384
                                            --------------   ------------
Total liabilities.........................      78,415,206     64,861,851
                                            --------------   ------------
NET ASSETS................................  $1,553,159,805   $799,621,503
                                            ==============   ============
NET ASSETS CONSIST OF:
Paid-in capital...........................  $1,671,162,781   $884,105,381
Net unrealized appreciation (depreciation)
  on securities...........................    (118,002,976)   (84,330,147)
Net unrealized depreciation on futures....              --       (153,731)
Net unrealized appreciation (depreciation)
  on translation of assets and liabilities
  in foreign currencies...................              --             --
                                            --------------   ------------
NET ASSETS................................  $1,553,159,805   $799,621,503
                                            ==============   ============

                       See notes to financial statements.

        EQUITY         MID-CAP       MID-CAP      SMALL-CAP       SPECIAL        SMALL-CAP     AGGRESSIVE     HIGH YIELD
        GROWTH          VALUE        GROWTH         VALUE          EQUITY         GROWTH         EQUITY          BOND
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
    $1,399,976,425   $51,653,439   $45,625,125   $18,242,762   $1,145,140,489   $15,245,170   $331,473,334   $207,116,511
    ==============   ===========   ===========   ===========   ==============   ===========   ============   ============
    $1,190,729,020   $50,141,430   $45,811,455   $17,434,661   $1,124,472,912   $16,253,499   $336,219,098   $200,011,404
        37,544,060     4,348,183     2,159,702       558,078       29,270,077       281,577      5,637,202        827,189
                --            --            --            --               --            --             --          1,564
         4,563,209       411,365            --            --          563,436            --             --      2,297,774
                --            --            --            --               --            --             --             --
                --            --            --            --               --            --             --             --
                --            --            --            --            3,500            --             --             --
             3,716           306           185            16            5,683             8          1,136      5,050,770
           932,284        45,968        31,772        15,831        1,058,277        13,059         48,550         29,481
                --        28,081        32,767        12,906               --        14,742         12,366            655
            35,895         3,788         1,059            --           61,780            --          4,781            115
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
     1,233,808,184    54,979,121    48,036,940    18,021,492    1,155,435,665    16,562,885    341,923,133    208,218,952
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
        77,919,739     5,391,480     3,645,997            --      141,983,272            --     28,538,680             --
         8,283,108     1,899,430        60,932        62,302        6,713,949            --        776,435             --
                --            --            --            --               --            --             --             --
                --            --            --            --               --            --             --             --
           637,295        27,761        29,569        12,258          722,968        13,258        268,169        100,031
            78,959        31,070        29,685        26,706           56,618        28,172         40,250         33,386
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
        86,919,101     7,349,741     3,766,183       101,266      149,476,807        41,430     29,623,534        133,417
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
    $1,146,889,083   $47,629,380   $44,270,757   $17,920,226   $1,005,958,858   $16,521,455   $312,299,599   $208,085,535
    ==============   ===========   ===========   ===========   ==============   ===========   ============   ============
    $1,356,136,060   $49,141,389   $44,084,427   $18,728,327   $1,026,753,230   $15,513,126   $307,553,835   $215,190,642
      (209,247,405)   (1,512,009)      186,330      (808,101)     (20,667,577)    1,008,329      4,745,764     (7,105,107)
                --            --            --            --         (126,795)           --             --             --
               428            --            --            --               --            --             --             --
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
    $1,146,889,083   $47,629,380   $44,270,757   $17,920,226   $1,005,958,858   $16,521,455   $312,299,599   $208,085,535
    ==============   ===========   ===========   ===========   ==============   ===========   ============   ============

     INTERNATIONAL
        EQUITY
     -------------
     $ 828,475,822
     =============
     $ 689,919,723
        24,955,217
                --
         1,163,086
                --
         1,653,224
                --
             2,747
         1,022,311
                --
            29,182
     -------------
       718,745,490
     -------------
        59,890,369
         1,430,224
            17,061
                --
           433,720
            85,768
     -------------
        61,857,142
     -------------
     $ 656,888,348
     =============
     $ 793,760,124
      (138,556,099)
                --
         1,684,323
     -------------
     $ 656,888,348
     =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      INTERMEDIATE
                                            MONEY      HIGH QUALITY    GOVERNMENT        CORE                         VALUE &
                                           MARKET          BOND           BOND           BOND         BALANCED        INCOME
                                         -----------   ------------   ------------   ------------   ------------   -------------
INVESTMENT INCOME:
Interest income........................  $15,826,431   $17,695,862    $13,143,815    $ 46,445,986   $  9,165,813   $   1,333,417
Securities lending income (net)........           --         9,367         56,985         184,129         41,813         150,087
Dividend income........................           --            --             --              --      3,987,593      38,835,932
Less: withholding taxes................           --            --             --              --        (10,085)        (47,622)
                                         -----------   -----------    -----------    ------------   ------------   -------------
Total income...........................   15,826,431    17,705,229     13,200,800      46,630,115     13,185,134      40,271,814
                                         -----------   -----------    -----------    ------------   ------------   -------------
EXPENSES:
Investment Advisory fees...............    2,001,233     1,305,968      1,069,693       3,111,781      1,884,133       7,401,144
Custody fees...........................      167,805        95,450         80,141         317,666        256,421         376,987
Professional fees......................       26,549        22,241         20,796          32,909         29,214          40,383
Reports to shareholders................       22,776        11,221          9,194          19,371         10,535          42,380
Miscellaneous fees.....................        3,022         1,503          1,214           3,388          1,645           6,354
                                         -----------   -----------    -----------    ------------   ------------   -------------
Total expenses.........................    2,221,385     1,436,383      1,181,038       3,485,115      2,181,948       7,867,248
Expenses reimbursed by the advisor.....           --            --             --              --        (90,631)             --
                                         -----------   -----------    -----------    ------------   ------------   -------------
Net expenses...........................    2,221,385     1,436,383      1,181,038       3,485,115      2,091,317       7,867,248
                                         -----------   -----------    -----------    ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)...........   13,605,046    16,268,846     12,019,762      43,145,000     11,093,817      32,404,566
                                         -----------   -----------    -----------    ------------   ------------   -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES, FUTURES,
  OPTIONS, SHORT SALES AND FOREIGN
  CURRENCIES:
Net realized gains (losses) on
  securities...........................       17,391     1,328,948      3,260,207      29,137,981    (32,851,562)    (49,366,130)
Net realized losses on futures, options
  and short sales......................           --            --             --     (12,591,733)    (1,438,214)             --
Net realized gains (losses) on foreign
  currency transactions................           --            --             --           3,328        (16,980)             --
Net change in unrealized appreciation
  (depreciation) on securities.........           --     4,727,239      9,226,645      27,277,439    (20,750,290)   (255,253,221)
Net change in unrealized depreciation
  on futures...........................           --            --             --      (5,691,788)      (596,810)             --
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies...........................           --            --             --        (744,806)      (194,408)             --
                                         -----------   -----------    -----------    ------------   ------------   -------------
Net realized and unrealized gains
  (losses) on securities, futures,
  options, short sales and foreign
  currencies...........................       17,391     6,056,187     12,486,852      37,390,421    (55,848,264)   (304,619,351)
                                         -----------   -----------    -----------    ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............  $13,622,437   $22,325,033    $24,506,614    $ 80,535,421   $(44,754,447)  $(272,214,785)
                                         ===========   ===========    ===========    ============   ============   =============


                                           GROWTH &
                                            INCOME
                                         -------------
INVESTMENT INCOME:
Interest income........................  $     126,905
Securities lending income (net)........         64,444
Dividend income........................     12,486,293
Less: withholding taxes................        (18,764)
                                         -------------
Total income...........................     12,658,878
                                         -------------
EXPENSES:
Investment Advisory fees...............      5,302,118
Custody fees...........................        269,101
Professional fees......................         42,719
Reports to shareholders................        187,619
Miscellaneous fees.....................          3,457
                                         -------------
Total expenses.........................      5,805,014
Expenses reimbursed by the advisor.....        (63,638)
                                         -------------
Net expenses...........................      5,741,376
                                         -------------
NET INVESTMENT INCOME (LOSS)...........      6,917,502
                                         -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES, FUTURES,
  OPTIONS, SHORT SALES AND FOREIGN
  CURRENCIES:
Net realized gains (losses) on
  securities...........................   (158,046,430)
Net realized losses on futures, options
  and short sales......................       (827,873)
Net realized gains (losses) on foreign
  currency transactions................             --
Net change in unrealized appreciation
  (depreciation) on securities.........    (77,626,470)
Net change in unrealized depreciation
  on futures...........................       (153,731)
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies...........................             --
                                         -------------
Net realized and unrealized gains
  (losses) on securities, futures,
  options, short sales and foreign
  currencies...........................   (236,654,504)
                                         -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............  $(229,737,002)
                                         =============

---------------

(1) Commencement of Operations, April 15, 2002.

                       See notes to financial statements.

       EQUITY         MID-CAP       MID-CAP      SMALL-CAP       SPECIAL       SMALL-CAP     AGGRESSIVE      HIGH YIELD
       GROWTH          VALUE        GROWTH       VALUE(1)        EQUITY        GROWTH(1)       EQUITY           BOND
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
    $     307,749   $    24,294   $    13,787   $     3,343   $     504,902   $     4,509   $      37,996   $ 19,083,387
          131,095         7,369         5,896            --         475,590            --         116,444         14,790
       10,453,388       356,985       106,401        97,572       9,478,439        34,502       1,233,270        171,034
          (99,667)       (1,281)         (121)           --          (3,459)         (477)             --             --
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
       10,792,565       387,367       125,963       100,915      10,455,472        38,534       1,387,710     19,269,211
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
        7,662,783       211,441       271,357        67,385       9,393,768        74,754       3,290,238      1,085,101
          284,543        85,664        64,913        31,774         373,520        37,454          92,986         96,954
           35,288        23,610        23,630        15,165          43,509        15,165          19,017         20,443
           33,243         1,118         1,212           216          63,975           216           8,774          5,427
            4,821            73            75           197           4,587           198           1,396            783
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
        8,020,678       321,906       361,187       114,737       9,879,359       127,787       3,412,411      1,208,708
               --      (100,347)      (77,875)      (44,587)             --       (50,170)        (21,922)       (24,405)
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
        8,020,678       221,559       283,312        70,150       9,879,359        77,617       3,390,489      1,184,303
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
        2,771,887       165,808      (157,349)       30,765         576,113       (39,083)     (2,002,779)    18,084,908
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
     (203,992,761)   (2,203,548)   (8,542,151)     (635,185)   (121,857,230)   (1,198,826)    (86,973,699)    (8,656,105)
               --            --            --            --      (1,145,022)           --              --             --
            4,214            --            --            --          (3,662)           --              --             --
     (133,263,844)   (2,836,730)     (272,411)     (808,101)   (202,240,665)    1,008,329     (18,621,085)    (5,025,540)
               --            --            --            --        (478,227)           --              --             --
              428            --            --            --              --            --              --             --
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
     (337,251,963)   (5,040,278)   (8,814,562)   (1,443,286)   (325,724,806)     (190,497)   (105,594,784)   (13,681,645)
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
     (334,480,076)
    $               $(4,874,470)  $(8,971,911)  $(1,412,521)  $(325,148,693)  $  (229,580)  $(107,597,563)  $  4,403,263
    =============   ===========   ===========   ===========   =============   ===========   =============   ============

     INTERNATIONAL
        EQUITY
     -------------
     $          --
           368,279
        12,505,339
        (1,471,702)
     -------------
        11,401,916
     -------------
         5,026,340
           782,619
            25,859
            18,251
             2,658
     -------------
         5,855,727
                --
     -------------
         5,855,727
     -------------
         5,546,189
     -------------
       (47,748,953)
                --
         8,106,486
       (68,130,187)
                --
        (2,378,692)
     -------------
      (110,151,346)
     -------------
     $(104,605,157)
     =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                  INTERMEDIATE
                                     MONEY        HIGH QUALITY     GOVERNMENT        CORE                           VALUE &
                                    MARKET            BOND            BOND           BOND          BALANCED          INCOME
                                ---------------   -------------   ------------   -------------   -------------   --------------
FROM OPERATIONS:
Net investment income
  (loss)......................  $    13,605,046   $  16,268,846   $ 12,019,762   $  43,145,000   $  11,093,817   $   32,404,566
Net realized gains (losses) on
  securities..................           17,391       1,328,948      3,260,207      29,137,981     (32,851,562)     (49,366,130)
Net realized losses on
  futures, options and short
  sales.......................               --              --             --     (12,591,733)     (1,438,214)              --
Net realized gains (losses) on
  foreign currency
  transactions................               --              --             --           3,328         (16,980)              --
Net change in unrealized
  appreciation (depreciation)
  on securities...............               --       4,727,239      9,226,645      27,277,439     (20,750,290)    (255,253,221)
Net change in unrealized
  depreciation on futures.....               --              --             --      (5,691,788)       (596,810)              --
Net change in unrealized
  appreciation (depreciation)
  on translation of assets and
  liabilities in foreign
  currencies..................               --              --             --        (744,806)       (194,408)              --
                                ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations..................       13,622,437      22,325,033     24,506,614      80,535,421     (44,754,447)    (272,214,785)
                                ---------------   -------------   ------------   -------------   -------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested....................    4,912,006,709     316,504,911    169,225,450     587,510,246      98,930,216      821,338,693
Value of capital withdrawn....   (4,765,433,391)   (230,317,882)   (96,521,791)   (429,894,202)   (176,266,754)    (649,666,149)
                                ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  capital transactions........      146,573,318      86,187,029     72,703,659     157,616,044     (77,336,538)     171,672,544
                                ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets......................      160,195,755     108,512,062     97,210,273     238,151,465    (122,090,985)    (100,542,241)
NET ASSETS:
  Beginning of year...........      704,577,191     330,502,956    260,795,117     761,473,139     497,836,597    1,653,702,046
                                ---------------   -------------   ------------   -------------   -------------   --------------
  End of year.................  $   864,772,946   $ 439,015,018   $358,005,390   $ 999,624,604   $ 375,745,612   $1,553,159,805
                                ===============   =============   ============   =============   =============   ==============


                                  GROWTH &
                                   INCOME
                                -------------
FROM OPERATIONS:
Net investment income
  (loss)......................  $   6,917,502
Net realized gains (losses) on
  securities..................   (158,046,430)
Net realized losses on
  futures, options and short
  sales.......................       (827,873)
Net realized gains (losses) on
  foreign currency
  transactions................             --
Net change in unrealized
  appreciation (depreciation)
  on securities...............    (77,626,470)
Net change in unrealized
  depreciation on futures.....       (153,731)
Net change in unrealized
  appreciation (depreciation)
  on translation of assets and
  liabilities in foreign
  currencies..................             --
                                -------------
Net increase (decrease) in net
  assets resulting from
  operations..................   (229,737,002)
                                -------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested....................    463,944,648
Value of capital withdrawn....   (403,351,910)
                                -------------
Net increase (decrease) in net
  assets resulting from
  capital transactions........     60,592,738
                                -------------
Net increase (decrease) in net
  assets......................   (169,144,264)
NET ASSETS:
  Beginning of year...........    968,765,767
                                -------------
  End of year.................  $ 799,621,503
                                =============

---------------

(1) Commencement of Operations, April 15, 2002.

                       See notes to financial statements.

                          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP     AGGRESSIVE
                          GROWTH          VALUE          GROWTH       VALUE(1)         EQUITY         GROWTH(1)       EQUITY
                      --------------   ------------   ------------   -----------   ---------------   -----------   -------------
                      $    2,771,887   $    165,808   $   (157,349)  $    30,765   $       576,113   $   (39,083)  $  (2,002,779)
                        (203,992,761)    (2,203,548)    (8,542,151)     (635,185)     (121,857,230)   (1,198,826)    (86,973,699)
                                  --             --             --            --        (1,145,022)           --              --
                               4,214             --             --            --            (3,662)           --              --
                        (133,263,844)    (2,836,730)      (272,411)     (808,101)     (202,240,665)    1,008,329     (18,621,085)
                                  --             --             --            --          (478,227)           --              --
                                 428             --             --            --                --            --              --
                      --------------   ------------   ------------   -----------   ---------------   -----------   -------------
                        (334,480,076)    (4,874,470)    (8,971,911)   (1,412,521)     (325,148,693)     (229,580)   (107,597,563)
                      --------------   ------------   ------------   -----------   ---------------   -----------   -------------
                         724,003,183     54,535,136     61,442,314    20,836,788     1,257,299,651    18,976,732     285,800,072
                        (473,578,357)   (15,663,580)   (23,762,594)   (1,504,041)   (1,249,415,940)   (2,225,697)   (238,482,043)
                      --------------   ------------   ------------   -----------   ---------------   -----------   -------------
                         250,424,826)    38,871,556     37,679,720    19,332,747         7,883,711    16,751,035      47,318,029
                      --------------   ------------   ------------   -----------   ---------------   -----------   -------------
                         (84,055,250     33,997,086     28,707,809    17,920,226      (317,264,982)   16,521,455     (60,279,534)
                       1,230,944,333     13,632,294     15,562,948            --     1,323,223,840            --     372,579,133
                      --------------   ------------   ------------   -----------   ---------------   -----------   -------------
                      $1,146,889,083   $ 47,629,380   $ 44,270,757   $17,920,226   $ 1,005,958,858   $16,521,455   $ 312,299,599
                      ==============   ============   ============   ===========   ===============   ===========   =============

                        HIGH YIELD     INTERNATIONAL
                           BOND           EQUITY
                       ------------   ---------------
                       $ 18,084,908   $     5,546,189
                         (8,656,105)      (47,748,953)
                                 --                --
                                 --         8,106,486
                         (5,025,540)      (68,130,187)
                                 --                --
                                 --        (2,378,692)
                       ------------   ---------------
                          4,403,263      (104,605,157)
                       ------------   ---------------
                         88,710,848     2,216,447,729
                        (59,048,041)   (2,087,842,949)
                       ------------   ---------------
                         29,662,807       128,604,780
                       ------------   ---------------
                         34,066,070        23,999,623
                        174,019,465       632,888,725
                       ------------   ---------------
                       $208,085,535   $   656,888,348
                       ============   ===============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    INTERMEDIATE
                                       MONEY        HIGH QUALITY     GOVERNMENT        CORE                           VALUE &
                                      MARKET            BOND            BOND           BOND          BALANCED          INCOME
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM OPERATIONS:
Net investment income (loss)....  $    25,070,814   $  16,006,556   $ 12,602,401   $  38,304,217   $  14,444,039   $   32,786,737
Net realized gains (losses) on
  securities....................           38,244       1,509,971        937,332      26,280,505     (50,787,372)      26,181,299
Net realized gains (losses) on
  futures.......................               --              --             --              --       1,011,489               --
Net realized gains (losses) on
  foreign currency
  transactions..................               --              --             --         364,577         121,761               --
Net change in unrealized
  appreciation (depreciation) on
  securities....................               --       3,851,867      1,735,637     (17,607,962)      6,225,403      (91,326,535)
Net change in unrealized
  appreciation on futures.......               --              --             --              --          81,507               --
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies....................               --              --             --         139,684          45,805               --
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations....................       25,109,058      21,368,394     15,275,370      47,481,021     (28,857,368)     (32,358,499)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested......................    4,452,321,585     239,303,789    120,522,894     344,421,117     150,019,088      902,171,390
Value of capital withdrawn......   (4,264,989,828)   (158,560,692)   (83,110,049)   (272,332,353)   (136,000,605)    (746,870,869)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase in net assets
  resulting from capital
  transactions..................      187,331,757      80,743,097     37,412,845      72,088,764      14,018,483      155,300,521
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets........................      212,440,815     102,111,491     52,688,215     119,569,785     (14,838,885)     122,942,022
NET ASSETS:
  Beginning of year.............      492,136,376     228,391,465    208,106,902     641,903,354     512,675,482    1,530,760,024
                                  ---------------   -------------   ------------   -------------   -------------   --------------
  End of year...................  $   704,577,191   $ 330,502,956   $260,795,117   $ 761,473,139   $ 497,836,597   $1,653,702,046
                                  ===============   =============   ============   =============   =============   ==============

---------------

(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP       MID-CAP         SPECIAL        AGGRESSIVE      HIGH YIELD     INTERNATIONAL
        INCOME           GROWTH        VALUE(1)      GROWTH(1)        EQUITY           EQUITY           BOND           EQUITY
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
    $    5,057,900   $    1,064,577   $    33,256   $   (15,125)  $      (212,577)  $  (2,701,276)  $ 15,538,166   $     4,204,341
      (159,594,632)    (185,719,867)     (261,532)     (551,394)       (7,241,812)    (80,211,276)   (15,778,942)      (17,824,583)
                --               --            --            --        (3,830,984)             --             --                --
                --             (616)           --            --                --              --             --         6,293,194
      (114,146,229)     (94,453,357)    1,324,720       458,741       (25,356,287)    (59,693,544)     8,103,386      (111,534,815)
                --               --            --            --           351,432              --             --                --
                --               --            --            --                --              --             --        (1,386,063)
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
      (268,682,961)    (279,109,263)    1,096,444      (107,778)      (36,290,228)   (142,606,096)     7,862,610      (120,247,926)
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
       683,937,937      760,774,143    13,338,075    16,467,601     1,249,488,541     412,225,272    114,625,072     1,663,120,976
      (618,583,179)    (476,812,541)     (802,225)     (796,875)   (1,201,497,990)   (332,800,658)   (88,454,810)   (1,560,518,418)
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
        65,354,758      283,961,602    12,535,850    15,670,726        47,990,551      79,424,614     26,170,262       102,602,558
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
      (203,328,203)       4,852,339    13,632,294    15,562,948        11,700,323     (63,181,482)    34,032,872       (17,645,368)
     1,172,093,970    1,226,091,994            --            --     1,311,523,517     435,760,615    139,986,593       650,534,093
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
    $  968,765,767   $1,230,944,333   $13,632,294   $15,562,948   $ 1,323,223,840   $ 372,579,133   $174,019,465   $   632,888,725
    ==============   ==============   ===========   ===========   ===============   =============   ============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 59.05%
$10,190,000   American Express Credit
                Company,
                1.35%, 01/14/03..............  $ 10,185,032
 35,000,000   Bank of Nova Scotia,
                1.35%, 01/27/03..............    34,965,875
  6,840,000   Bellsouth Corp. -- 144A,
                1.40%, 01/07/03..............     6,838,404
 27,404,000   Bristol-Myers Squibb
                Company -- 144A,
                1.40%, 01/15/03..............    27,389,080
  6,653,000   CIT Group, Inc.,
                1.39%, 01/15/03..............     6,649,404
 13,000,000   CIT Group, Inc.,
                1.38%, 01/17/03..............    12,992,027
 12,000,000   CIT Group, Inc.,
                1.40%, 01/24/03..............    11,989,267
  7,000,000   DaimlerChrysler
                1.96%, 01/16/03..............     6,994,283
  4,500,000   Duke Capital Corp. -- 144A,
                1.85%, 01/10/03..............     4,497,919
  8,000,000   Ford Motor Credit Company,
                1.96%, 01/24/03..............     7,989,982
 20,335,000   FPL Group Capital -- 144A,
                1.50%, 02/11/03..............    20,300,261
 25,000,000   General Electric Company,
                1.37%, 01/21/03..............    24,980,972
  4,573,000   General Motors Acceptance
                Corp.,
                1.94%, 01/09/03..............     4,571,028
 27,847,000   Golden Funding Corp. -- 144A,
                1.78%, 01/15/03..............    27,827,724
 18,400,000   Goldman Sachs Group, Inc. L.P.,
                3.15%, 04/02/03..............    18,400,000
 13,845,000   Household Finance Corp.,
                1.56%, 01/09/03..............    13,840,200
  4,000,000   Hydro-Quebec,
                7.375%, 02/01/03.............     4,019,653
  5,000,000   International Lease Finance,
                1.38%, 01/17/03..............     4,996,933
  7,188,000   J.P. Morgan Chase & Company,
                1.35%, 01/17/03..............     7,183,687
 24,676,000   Lockhart Funding LLC -- 144A,
                1.86%, 02/21/03..............    24,610,979
 11,000,000   Marshall & Isley,
                5.263%, 12/15/03.............    11,364,603
 25,000,000   Montauk Funding Corp. -- 144A,
                1.36%, 01/21/03..............    24,981,111
 14,895,000   National Rural Utilities,
                7.375%, 02/10/03.............    14,952,091
  3,000,000   New England Telephone &
                Telegraph Company,
                6.25%, 03/15/03..............     3,028,699
 15,000,000   Philip Morris Company, Inc.,
                1.35%, 02/06/03..............    14,979,750

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 9,800,000   SBC Communications, Inc.,
                4.295%, 06/05/03.............  $  9,863,007
 27,821,000   Schlumberger Technology
                Corp. -- 144A,
                1.36%, 03/07/03..............    27,752,684
  7,600,000   Sears Roebuck Acceptance Corp.,
                1.98%, 01/10/03..............     7,596,238
 10,357,000   Starfish Global Funding
                LLC -- 144A,
                1.35%, 01/17/03..............    10,350,786
 15,162,000   Stellar Funding Group -- 144A,
                1.38%, 01/08/03..............    15,157,932
 20,500,000   Tannehill Capital Company
                LLC -- 144A,
                1.37%, 01/23/03..............    20,482,837
  3,740,000   Tannehill Capital Company
                LLC -- 144A,
                1.40%, 01/24/03..............     3,736,655
  3,986,000   Three Pillars Funding
                Company -- 144A,
                1.40%, 01/17/03..............     3,983,520
  3,211,000   Thunder Bay Funding,
                Inc. -- 144A,
                1.60%, 01/06/03..............     3,210,287
  9,036,000   Thunder Bay Funding,
                Inc. -- 144A,
                1.40%, 01/07/03..............     9,033,892
 10,994,000   Thunder Bay Funding,
                Inc. -- 144A,
                1.40%, 02/18/03..............    10,973,478
 20,641,000   Trident Capital Finance,
                Inc. -- 144A,
                1.34%, 01/16/03..............    20,629,475
 17,394,000   United Healthcare
                Corp. -- 144A,
                1.39%, 01/31/03..............    17,373,852
                                               ------------
              TOTAL COMMERCIAL PAPER
                (Cost $510,673,607)..........   510,673,607
                                               ------------
              CERTIFICATES OF DEPOSIT -- 5.20%
 25,000,000   Barclays Bank PLC,
                1.34%, 02/12/03..............    24,999,357
 20,000,000   United States Trust Company,
                2.75%, 06/03/03..............    19,988,432
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
                (Cost $44,987,789)...........    44,987,789
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITY -- 1.62%
 14,000,000   Federal Home Loan Bank,
                1.675%, 12/23/03
                (Cost $14,000,000)...........    14,000,000
                                               ------------
              SHORT TERM CORPORATE NOTES -- 33.75%
 28,360,000   Associates Corp. of North
                America,
                5.75%, 11/01/03..............    29,205,206

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 7,000,000   American Electric Power
                Company -- 144A,
                Floating Rate,
                2.184%(+), 04/04/03..........  $  7,000,000
 21,000,000   American Express Credit
                Company, Floating Rate,
                1.42%(+), 03/25/03...........    21,000,000
    500,000   Banc One Corp., Floating Rate,
                1.45%(+), 01/02/03...........       500,000
  3,801,000   Capital One Funding Corp. --
                144A, Floating Rate,
                1.60%(+), 01/02/03...........     3,801,000
 13,000,000   Caterpillar Financial Service
                Corp., Floating Rate,
                1.84%(+), 07/09/03...........    13,000,000
 14,000,000   Countrywide Home Loan,
                Floating Rate,
                1.82%(+), 05/22/03...........    14,002,940
  2,500,000   Credit Suisse First Boston USA,
                Inc., Floating Rate,
                1.624%(+), 08/25/03..........     2,500,000
  3,500,000   FleetBoston Financial Corp.,
                6.875%, 07/15/03.............     3,588,771
 10,300,000   General Electric Capital Corp.
                Inc., Floating Rate,
                1.45%(+), 10/17/03...........    10,300,000
  9,000,000   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.66%(+), 01/13/04...........     9,000,000
  5,255,000   Household Finance Corp.,
                7.25%, 07/15/03..............     5,333,731
  3,500,000   Household Finance Corp.,
                Floating Rate,
                1.97%(+), 08/07/03...........     3,465,517
 25,000,000   International Lease Finance,
                Floating Rate,
                1.595%(+), 02/11/03..........    25,000,000
  2,825,000   J.P. Morgan Chase & Company,
                Inc.,
                7.625%, 01/15/03.............     2,830,999
  5,700,000   J.P. Morgan Chase & Company,
                Inc., Floating Rate,
                4.35%(+), 07/15/03...........     5,764,775
  9,500,000   J.P. Morgan Chase & Company,
                Inc.,
                8.50%, 08/15/03..............     9,867,842
 17,000,000   Lehman Brothers Holdings,
                Inc. -- 144A,
                6.25%, 04/01/03..............    17,181,024

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 8,280,000   Lehman Brothers Holdings, Inc.,
                Floating Rate,
                7.36%(+), 12/15/03...........  $  8,713,686
  5,000,000   Merrill Lynch & Company,
                Floating Rate,
                1.55%(+), 06/24/03...........     5,000,863
  2,200,000   Merrill Lynch & Company,
                Floating Rate,
                1.57%(+), 08/13/03...........     2,200,656
 12,800,000   Merrill Lynch & Company,
                Floating Rate,
                1.644%(+), 12/08/03..........    12,813,206
 14,000,000   Merrill Lynch & Company,
                Floating Rate,
                1.473%(+), 12/13/03..........    14,000,000
  9,500,000   National Rural Utilities,
                Floating Rate,
                1.59%(+), 07/17/03...........     9,485,682
  8,000,000   New York Telephone Company,
                Floating Rate,
                5.875%(+), 09/01/03..........     8,224,091
 13,000,000   Syndicated Loan Fund Trust,
                Floating Rate,
                1.545%(+), 12/09/03..........    13,000,000
  5,900,000   Verizon Communications, Inc.,
                9.10%, 06/01/03..............     6,046,520
 29,000,000   Wells Fargo Bank NA,
                Floating Rate,
                1.359%(+), 01/21/03..........    28,999,667
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $291,826,176)..........   291,826,176
                                               ------------
              TOTAL SECURITIES
                (Cost $861,487,572)..........   861,487,572
                                               ------------
              Total Investments -- 99.62%
                (Cost $861,487,572)..........   861,487,572
              Other assets less
                liabilities -- 0.38%.........     3,285,374
                                               ------------
              NET ASSETS -- 100.00%..........  $864,772,946
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $861,487,572.
---------------

(+) Variable rate security. Interest rate is subject to change weekly. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 80.36%
              BANKS -- 13.62%
$ 1,750,000   Abbey National First Capital,
                8.20%, 10/15/04..............  $  1,930,521
  1,000,000   Abbey National PLC, Series
                EMTN,
                6.69%, 10/17/05..............     1,099,106
  6,490,000   ABN Amro Bank NV,
                7.25%, 05/31/05..............     7,164,538
  3,000,000   Bank of America Corp.,
                7.75%, 08/15/04..............     3,268,482
  3,000,000   Bank of America Corp.,
                7.875%, 05/16/05.............     3,381,444
  1,500,000   Bank of America Corp., Series
                MTN1, Floating Rate,
                1.676%, 08/26/05(a)..........     1,505,328
  2,000,000   Bank of America Corp.,
                5.25%, 02/01/07..............     2,155,794
  3,000,000   Bank of Montreal -- Chicago,
                7.80%, 04/01/07..............     3,477,411
  1,500,000   Bank Montreal -- Chicago,
                6.10%, 09/15/05..............     1,622,499
  3,000,000   Bank One Corp.,
                7.625%, 08/01/05.............     3,382,191
  2,500,000   Deutsche Bank Financial,
                6.70%, 12/13/06..............     2,770,155
  3,000,000   KFW International Finance,
                Series DTC,
                5.25%, 06/28/06..............     3,270,510
  2,000,000   KFW International Finance,
                Series DTC,
                4.75%, 01/24/07..............     2,150,938
  5,000,000   LB Baden -- Wuerttemberg,
                7.875%, 04/15/04.............     5,380,630
  3,430,000   Midland Bank PLC,
                8.625%, 12/15/04.............     3,846,007
  1,500,000   National Bank of Canada, Series
                B,
                8.125%, 08/15/04.............     1,631,691
  5,000,000   RBSG Capital Corp.,
                10.125%, 03/01/04............     5,461,630
  3,000,000   Svenska Handelsbanken,
                8.125%, 08/15/07.............     3,563,970
  1,500,000   U.S. Bancorp,
                7.625%, 05/01/05.............     1,675,803
  1,000,000   U.S. Bank NA Minnesota,
                7.55%, 06/15/04..............     1,073,269
                                               ------------
                                                 59,811,917
                                               ------------
              FINANCIAL SERVICES -- 15.21%
  3,000,000   American General Finance,
                Series MTNG, Floating Rate,
                1.60%, 01/09/04(a)...........     3,003,777
  4,000,000   Associates Corp. N.A.,
                7.80%, 09/15/04..............     4,366,952

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 4,000,000   Associates Corp. N.A.,
                7.625%, 04/27/05.............  $  4,433,160
  3,000,000   Bear Stearns Company, Inc.,
                Floating Rate,
                2.325%, 07/15/05(a)(b).......     3,000,729
  3,308,677   Copelco Capital Funding Corp.,
                Series 1999-B, Class A4,
                6.90%, 12/18/04..............     3,420,199
  2,500,000   Countrywide Home Loan, Series
                IBC, Floating Rate,
                1.916%, 01/23/03(a)..........     2,500,755
  1,000,000   General Electric Capital Corp.,
                8.70%, 03/01/07..............     1,186,887
  2,000,000   General Motors Acceptance
                Corp., Series MTN,
                5.80%, 03/12/03(b)...........     2,011,142
  2,500,000   General Motors Acceptance
                Corp.,
                5.75%, 11/10/03..............     2,541,957
  8,000,000   Heller Financial, Inc.,
                8.00%, 06/15/05..............     9,022,112
  1,000,000   Heller Financial, Inc.,
                6.375%, 03/15/06.............     1,109,408
  2,000,000   International Lease Finance
                Corp., Series MTNG,
                8.15%, 10/01/04..............     2,162,516
  2,000,000   International Lease Finance
                Corp., Series MTNM,
                4.75%, 01/18/05..............     2,050,496
  2,000,000   International Lease Finance
                Corp.,
                5.65%, 08/15/06..............     2,093,808
  2,750,000   John Deere Capital Corp.,
                Series MTND,
                5.52%, 04/30/04..............     2,865,767
  1,905,000   Lehman Brothers Holdings, Inc.,
                7.25%, 10/15/03..............     1,985,922
  3,300,000   Lehman Brothers Holdings, Inc.,
                7.75%, 01/15/05..............     3,622,149
  1,000,000   Morgan Stanley,
                5.625%, 01/20/04.............     1,040,542
  5,000,000   Morgan Stanley,
                7.75%, 06/15/05..............     5,581,695
  1,000,000   Wells Fargo & Company,
                6.625%, 07/15/04.............     1,070,147
  5,000,000   Wells Fargo Financial,
                6.75%, 06/01/05..............     5,511,870
  2,000,000   Wells Fargo Financial,
                6.125%, 02/15/06(b)..........     2,203,076
                                               ------------
                                                 66,785,066
                                               ------------
              FOOD & BEVERAGE -- 0.71%
  3,000,000   Pepsi Bottling Holdings,
                Inc. -- 144A,
                5.375%, 02/17/04.............     3,123,600
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MACHINERY -- 0.52%
$   730,000   Ingersoll-Rand Company,
                5.75%, 02/14/03..............  $    732,932
  1,500,000   Ingersoll-Rand Company,
                5.80%, 06/01/04..............     1,565,406
                                               ------------
                                                  2,298,338
                                               ------------
              OIL, COAL & GAS -- 1.78%
  3,000,000   Conoco, Inc., Floating Rate,
                2.625%, 04/15/03(a)..........     3,005,403
  4,255,000   Tosco Corp.,
                7.25%, 01/01/07..............     4,809,184
                                               ------------
                                                  7,814,587
                                               ------------
              PHARMACEUTICALS -- 1.55%
  5,000,000   Abbott Laboratories,
                5.125%, 07/01/04.............     5,250,620
  1,455,709   Upjohn Company, Series A,
                9.79%, 02/01/04..............     1,531,700
                                               ------------
                                                  6,782,320
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 3.67%
  5,500,000   J.C. Penney Master Credit Card
                Trust, Series E, Class A,
                5.50%, 06/15/07..............     5,691,813
  5,000,000   MBNA Master Credit Card Trust,
                Series 2000-B, Class A,
                Floating Rate,
                1.53%(+), 07/15/05...........     5,003,375
  1,322,083   Sears Credit Account Master
                Trust, Series 1996-3, Class
                A,
                7.00%, 07/15/08..............     1,376,257
  2,500,000   Sears Credit Account Master
                Trust, Series 2000-2, Class
                A,
                6.75%, 09/16/09..............     2,770,005
  1,260,000   Travelers Bank Credit Card
                Master Trust, Series 1998-1,
                Class A,
                6.00%, 01/18/05..............     1,267,875
                                               ------------
                                                 16,109,325
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 10.05%
  5,500,000   BMW Vehicle Lease Trust, Series
                2000-A, Class A4,
                6.67%, 10/25/03..............     5,620,554
  5,000,000   Capital One Auto Finance Trust,
                Series 2001-A, Class A4,
                5.40%, 05/15/08..............     5,323,420
  2,537,537   Caterpillar Financial Asset
                Trust, Series 2001-A, Class
                A3,
                4.85%, 04/25/07..............     2,604,353
  3,500,000   Caterpillar Financial Asset
                Trust, Series 2002-A, Class
                A3,
                3.15%, 02/25/08..............     3,561,002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$ 3,355,551   FNF Funding LLC, Series 1,
                Class A,
                5.65%, 01/20/07..............  $  3,474,310
      5,784   Freddie Mac, Series MH1, Class
                A,
                10.15%, 04/15/06.............         5,808
  3,000,000   Marshall & Isley Auto Loan
                Trust, Series 2002-1, Class
                A3,
                2.49%, 10/22/07..............     3,033,177
  1,059,242   Morgan Stanley Capital, Series
                1999-RM1, Class A1,
                6.37%, 12/15/31..............     1,153,592
    678,349   Morgan Stanley Capital, Series
                1999-CAM1, Class A1,
                6.54%, 03/15/32..............       703,749
  1,608,711   Morgan Stanley Capital I,
                Series 2001-Top3, Class A1,
                5.31%, 07/15/33..............     1,700,966
    815,008   Morgan Stanley Capital I,
                Series 2002-HQ, Class A1,
                4.59%, 04/15/34..............       845,622
  1,208,322   Nations Credit Grantor Trust,
                Series 1997, Class A,
                6.75%, 08/15/13..............     1,301,620
  1,447,792   Navistar Financial Corp. Owner
                Trust, Series 2001-A, Class
                A3,
                4.99%, 08/15/05..............     1,468,013
  4,000,000   Navistar Financial Corp. Owner
                Trust, Series 2001-B, Class
                A4,
                4.37%, 11/17/08..............     4,191,344
  4,000,000   Regions Auto Receivables Trust,
                Series 2002-1, Class A3,
                Floating Rate,
                2.63%(+), 01/15/07...........     4,052,296
  1,000,000   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A4,
                5.81%, 08/15/06..............     1,050,377
  4,000,000   SSB Auto Loan Trust, Series
                2002-1, Class A3,
                2.37%, 09/15/06..............     4,034,332
                                               ------------
                                                 44,124,535
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 8.40%
  2,102,505   Bank Boston Home Equity Loan
                Trust, Series 1998-1, Class
                A4,
                6.42%, 01/25/21..............     2,180,554
    966,319   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-4, Class A1,
                5.06%, 11/15/16..............     1,020,310

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,871,919   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............  $  2,033,544
  1,387,168   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............     1,495,413
    996,043   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............     1,007,126
  3,000,000   Contimortgage Home Equity Loan
                Trust, Series 1998-2, Class
                A7,
                6.57%, 03/15/23..............     3,170,256
  1,854,634   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CF2, Class A1,
                5.257%, 02/15/34.............     1,948,957
    700,371   DLJ Commercial Mortgage Corp.,
                Series 1998-CG1, Class A1A,
                6.11%, 06/10/31..............       747,605
  1,165,766   EQCC Home Equity Loan Trust,
                Series 1998-1, Class A6F,
                6.252%, 12/15/07.............     1,209,214
    716,770   Fleet Mortgage Securities,
                Series 2001-1, Class A1,
                6.00%, 07/28/29..............       718,218
  2,000,000   Freddie Mac, Class AF2,
                3.63%, 11/25/32..............     2,032,168
  1,708,263   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-2, Class A1,
                5.26%, 08/11/33..............     1,812,164
    908,860   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-1A, Class A1,
                5.03%, 12/10/35..............       960,490
  4,000,000   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-3A, Class A1,
                4.23%, 12/10/37..............     4,083,240
    960,687   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-3, Class A1,
                5.56%, 06/10/38..............     1,028,424
  2,543,329   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............     2,656,929
  1,000,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............     1,024,894

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,950,434   Residential Funding Mortgage
                Securities, Series 2000-HI2,
                Class AI3,
                7.90%, 02/25/15..............  $  1,985,483
  1,182,757   Residential Funding Mortgage
                Securities, Series 2001-HI3,
                Class AII,
                6.63%, 07/25/26..............     1,241,496
    664,149   Travelers Mortgage Securities
                Corp., Series 1, Class Z2,
                12.00%, 03/01/14.............       713,855
  3,500,000   Vendee Mortgage Trust, Series
                1996-1, Class 1K,
                6.75%, 11/15/12..............     3,784,841
                                               ------------
                                                 36,855,181
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 8.40%
  3,500,000   ANRC Auto Owner Trust, Series
                2000-A, Class A4,
                7.15%, 02/15/07..............     3,579,817
  2,000,000   Asset Securitization Corp.,
                Series 1997-D4, Class A1C,
                7.42%, 04/14/29..............     2,178,754
  5,400,000   California Infrastructure,
                Series 1997-1, Class A6,
                6.38%, 09/25/08..............     5,900,931
  5,000,000   CIT Equipment Collateral,
                Series 2002-VT1, Class A3,
                4.03%, 01/20/06..............     5,135,815
    491,650   CNH Equipment Trust, Series
                2000-B, Class A3,
                6.88%, 03/15/05..............       493,719
  2,453,965   CNH Equipment Trust, Series
                2000-A, Class A4,
                7.34%, 02/15/07..............     2,542,293
    366,959   Countrywide Asset Backed
                Certificates, Series 2000-2,
                Class AF2,
                8.21%, 08/25/25..............       366,660
  1,500,000   Household Automotive Trust,
                Series 2001-2, Class A3,
                4.83%, 03/17/06..............     1,532,427
  3,500,000   Household Automotive Trust,
                Series 2002-1, Class A3,
                3.75%, 09/18/06..............     3,609,323
  3,000,000   John Deere Owner Trust, Series
                2001-A, Class A3,
                3.26%, 10/17/05..............     3,042,288
  3,250,000   Onyx Acceptance Auto Trust,
                Series 2002-D, Class A4,
                3.10%, 07/15/09..............     3,292,829

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 4,924,086   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............  $  5,195,083
                                               ------------
                                                 36,869,939
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 6.61%
  1,300,387   Associates Automobile
                Receivables Trust, Series
                2000-1, Class A3,
                7.30%, 01/15/04..............     1,316,738
  4,000,000   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4,
                4.44%, 04/16/07..............     4,160,176
  2,000,000   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A3,
                3.80%, 11/15/05..............     2,026,224
  8,145,000   CSXT Trade Receivables Trust,
                Series 1998-1, Class A,
                6.00%, 07/26/04..............     8,318,953
  1,088,351   Dealer Auto Receivable Trust,
                Series 2000-1, Class A3,
                7.07%, 05/17/04..............     1,093,533
    549,909   First Security Auto Owner
                Trust, Series 2000-2, Class
                A3,
                6.83%, 07/15/04..............       553,612
  1,368,033   First Sierra Receivables,
                Series 1999-1, Class A4,
                5.73%, 09/15/04..............     1,382,772
  3,000,000   Hyundai Auto Receivables Trust,
                Series 2002-A, Class A3,
                2.80%, 02/15/07..............     3,034,122
  2,000,000   PFC Tax Receivables Trust,
                Series 2002-A, Class A,
                3.01%, 12/15/15..............     2,001,563
  5,000,000   World Omni Auto Receivables
                Trust, Series 2001-B, Class
                A3,
                3.79%, 11/21/05..............     5,107,935
                                               ------------
                                                 28,995,628
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 1.66%
  6,993,350   Railcar Trust, Series 1992-1,
                Class A,
                7.75%, 06/01/04..............     7,297,246
                                               ------------
              REAL ESTATE -- 1.05%
  2,000,000   EOP Operating LP,
                6.375%, 02/15/03.............     2,008,948
    800,000   EOP Operating LP,
                7.375%, 11/15/03.............       832,580
  1,725,000   EOP Operating LP,
                6.50%, 01/15/04..............     1,782,349
                                               ------------
                                                  4,623,877
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 3.21%
  1,000,000   Archstone-Smith Trust,
                7.15%, 10/15/03..............     1,031,117

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$   500,000   AvalonBay Communities,
                6.50%, 07/15/03..............  $    512,024
  3,000,000   AvalonBay Communities, Series
                MTN,
                6.58%, 02/15/04..............     3,146,802
    875,000   AvalonBay Communities,
                6.625%, 01/15/05.............       937,994
  2,500,000   Duke Realty Corp.,
                7.30%, 06/30/03..............     2,559,542
  1,000,000   Equity Residential Properties,
                7.50%, 04/15/04..............     1,056,462
  2,350,000   Kimco Realty Corp.,
                6.50%, 10/01/03..............     2,428,645
  1,000,000   Kimco Realty Corp., Series
                MTNB,
                7.62%, 10/20/04..............     1,076,647
  1,250,000   Kimco Realty Corp., Series MTN,
                6.83%, 11/14/05..............     1,356,005
                                               ------------
                                                 14,105,238
                                               ------------
              SPECIAL PURPOSE ENTITY -- 2.79%
  4,000,000   First Union Corp.,
                9.375%, 04/15/03.............     4,082,452
  3,500,000   Province of British Columbia,
                4.625%, 10/03/06.............     3,718,354
  1,000,000   Province of Ontario,
                7.625%, 06/22/04.............     1,081,072
  3,000,000   Province of Ontario,
                7.00%, 08/04/05..............     3,349,428
                                               ------------
                                                 12,231,306
                                               ------------
              UTILITIES -- 1.13%
  4,395,000   PG&E Corp., Series 1997-1,
                Class A8,
                6.48%, 12/26/09..............     4,957,964
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $343,781,449)..........   352,786,067
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 11.04%
              FANNIE MAE -- 6.07%
  1,730,515   PL# 50903, 6.00%, 09/01/08.....     1,811,401
  2,032,631   PL# 609771, 6.00%, 09/01/08....     2,131,450
  2,122,027   PL# 50973, 6.00%, 01/01/09.....     2,221,212
  4,571,280   PL# 254062, 6.00%, 10/01/11....     4,843,308
  2,596,354   PL# 429168, 6.00%, 05/01/13....     2,717,711
  2,154,942   PL# 323743, 5.00%, 04/01/14....     2,221,081
  2,481,230   PL# 517699, 6.00%, 07/01/14....     2,597,205
  7,718,609   PL# 545038, 6.00%, 09/01/14....     8,079,385
                                               ------------
                                                 26,622,753
                                               ------------
              FEDERAL FARM CREDIT BANK -- 1.95%
  8,500,000   2.50%, 11/15/05................     8,566,861
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC -- 3.02%
$10,000,000   3.25%, 11/15/04................  $ 10,284,820
     33,979   PL# D06777,
                7.50%, 03/01/08..............        36,145
  1,068,639   PL# E00532,
                6.50%, 02/01/13..............     1,128,177
  1,704,066   PL# E00542,
                6.50%, 04/01/13..............     1,799,007
     14,490   PL# 306816,
                7.00%, 01/01/18..............        15,352
                                               ------------
                                                 13,263,501
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $47,894,848).................    48,453,115
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.27%
  3,000,000   Hydro Quebec,
                7.49%, 07/30/03..............     3,095,577
  3,000,000   Hydro Quebec, Series MTNB,
                7.00%, 04/12/05..............     3,316,362
  5,000,000   Hydro Quebec, Series MTNB,
                6.52%, 02/23/06..............     5,585,510
  2,350,000   Hydro Quebec, Series GW,
                9.75%, 01/15/18..............     2,364,779
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $13,843,355).................    14,362,228
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 1.37%
              FEDERAL HOME LOAN BANK -- 0.69%
  3,000,000   1.27%, 01/10/03................     2,999,047
                                               ------------
              FREDDIE MAC -- 0.68%
  3,000,000   1.28%, 01/17/03................     2,998,293
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $5,997,340)............     5,997,340
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.04%
    197,153   Merrimac Cash Fund -- Premium
                Class(c) (Cost $197,153).....       197,153
                                               ------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.01%
$    59,743   Morgan Stanley, Floating Rate,
                1.39%(+), 05/07/03(c) (Cost
                $59,743).....................        59,743
                                               ------------
              TIME DEPOSITS -- 0.30%
     59,743   American Express Centurion
                Bank, 1.38%, 01/27/03(c).....        59,743

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$   251,770   Bank of Montreal,
                1.32%, 01/30/03(c)...........  $    251,770
     59,743   Barclays PLC,
                1.32%, 02/14/03(c)...........        59,743
    179,230   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(c)...........       179,230
    304,690   BNP Paribas,
                1.32%, 02/07/03(c)...........       304,690
    149,358   Royal Bank of Scotland,
                1.33%, 01/15/03(c)...........       149,358
    316,639   Royal Bank of Scotland,
                1.78%, 01/21/03(c)...........       316,639
                                               ------------
              TOTAL TIME DEPOSITS(Cost
                $1,321,173)..................     1,321,173
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.53%
     59,743   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(c)........        59,743
    149,358   Goldman Sachs Group, Inc.,
                Floating Rate, 1.43%(+),
                01/03/03(c)..................       149,358
    179,230   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(c)........       179,230
    215,076   Goldman Sachs Group, Inc.,
                Floating Rate, 1.32%(+),
                03/21/03(c)..................       215,076
    298,716   Honda Motor Company, Ltd.,
                Floating Rate, 1.41%(+),
                04/08/03(c)..................       298,716
    388,331   Merrill Lynch & Company,
                Floating Rate, 1.34%(+),
                04/16/03(c)..................       388,331
     29,872   Merrill Lynch & Company,
                Floating Rate, 1.33%(+),
                11/26/03(c)..................        29,872
    746,790   Morgan Stanley, Floating Rate,
                1.36%(+), 03/25/03(c)........       746,790
    119,486   Morgan Stanley, Floating Rate,
                1.36%(+), 09/26/03(c)........       119,486
    119,486   National City Corp., Floating
                Rate, 1.25%(+),
                01/23/03(c)..................       119,486
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $2,306,088)......     2,306,088
                                               ------------
              TOTAL SECURITIES (Cost
                $415,401,149)................   425,482,907
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 3.19%
$    59,743   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase proceeds
                at maturity $59,748
                (Collateralized by Callable
                Government Agency Backed
                Receipts, zero coupon, due
                01/15/21, with a value of
                $60,939)(c)..................  $     59,743
 13,940,928   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase proceeds
                at maturity $13,941,703
                (Collateralized by Government
                National Mortgage
                Association, 1.92%, due
                05/16/32, with a value of
                $14,637,974).................    13,940,928
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $14,000,671)...........    14,000,671
                                               ------------
              Total Investments -- 100.11%
                (Cost $429,401,820)..........   439,483,578
              Liabilities less other
                assets -- (0.11)%............      (468,560)
                                               ------------
              NET ASSETS -- 100.00%..........  $439,015,018
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $429,401,820.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $10,470,473
    Gross unrealized depreciation...........     (388,715)
                                              -----------
    Net unrealized appreciation.............  $10,081,758
                                              ===========

---------------

(a) Quarterly reset provision. The rate shown was in effect at December 31, 2002.

(b) All or part of this security is on loan.

(c) Collateral for securities on loan.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 20.76%
              US TREASURY BOND -- 0.98%
$ 3,000,000   6.125%, 08/15/29...............  $  3,522,891
                                               ------------
              US TREASURY INFLATION INDEX -- 3.44%
 11,221,600   3.625%, 01/15/08...............    12,315,717
                                               ------------
              US TREASURY NOTES -- 16.34%
  5,000,000   5.50%, 03/31/03................     5,053,130
  5,000,000   3.625%, 08/31/03(a)............     5,080,470
 20,000,000   3.00%, 01/31/04................    20,378,140
 13,000,000   2.125%, 08/31/04...............    13,148,798
 11,000,000   6.50%, 10/15/06................    12,637,977
  2,000,000   4.75%, 11/15/08(a).............     2,183,752
                                               ------------
                                                 58,482,267
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $71,100,656)...........    74,320,875
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 49.35%
              FANNIE MAE -- 25.61%
 10,000,000   5.125%, 02/13/04...............    10,421,620
  4,000,000   5.50%, 05/02/06................     4,337,420
 10,000,000   5.00%, 01/20/07................    10,394,350
  5,000,000   5.00%, 05/14/07................     5,236,900
  5,000,000   3.50%, 10/15/07................     5,037,325
  4,000,000   6.25%, 07/19/11................     4,229,992
 10,000,000   6.00%, 01/18/12................    10,664,760
 40,000,000   TBA, 6.00%, 01/01/33...........    41,350,000
                                               ------------
                                                 91,672,367
                                               ------------
              FEDERAL FARM CREDIT BANK -- 1.47%
  5,000,000   4.375%, 04/15/05...............     5,281,940
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.56%
  2,000,000   5.50%, 01/21/03................     2,004,456
                                               ------------
              FREDDIE MAC -- 14.80%
  7,000,000   5.625%, 03/20/06...............     7,054,726
  6,000,000   5.75%, 04/15/08................     6,742,566
  5,000,000   6.625%, 09/15/09...............     5,873,305
  6,000,000   6.875%, 09/15/10...............     7,167,216
  5,000,000   6.375%, 08/01/11...............     5,495,220
  2,376,450   CMO, Series 1574,
                6.50%, 02/15/21..............     2,430,053
  5,300,000   CMO, Series 1500,
                7.00%, 06/15/22..............     5,481,626
     53,702   CMO, Series 31, Floating Rate,
                1.48%(+), 08/25/23...........        53,803
 11,000,000   CMO Series 2281,
                6.00%, 07/15/28..............    11,478,456
    722,000     6.75%, 03/15/31..............       866,435
    304,000     6.25%, 07/15/32..............       345,616
                                               ------------
                                                 52,989,022
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 3.15%
$     8,285   PL# 328000, 7.50%, 06/15/07....  $      8,857
      1,875   PL# 328084, 7.50%, 07/15/07....         2,005
     12,589   PL# 322072, 7.50%, 08/15/07....        13,458
     31,558   PL# 323189, 7.50%, 08/15/07....        33,736
     48,308   PL# 328188, 7.50%, 08/15/07....        51,642
     59,977   PL# 328192, 7.50%, 08/15/07....        64,117
     25,728   PL# 328200, 7.50%, 08/15/07....        27,504
     90,080   PL# 329060, 7.50%, 08/15/07....        96,297
     76,308   PL# 332267, 7.50%, 08/15/07....        81,575
      2,802   PL# 335542, 7.50%, 08/15/07....         2,995
     39,087   PL# 335995, 7.50%, 08/15/07....        41,785
     85,940   PL# 297619, 7.50%, 09/15/07....        91,872
     63,425   PL# 332704, 7.50%, 09/15/07....        67,802
     21,042   PL# 333320, 7.50%, 09/15/07....        22,494
     21,170   PL# 333709, 7.50%, 09/15/07....        22,631
     65,156   PL# 369749, 6.50%, 09/15/08....        69,092
     63,452   PL# 345975, 6.50%, 10/15/08....        67,285
    222,414   PL# 374726, 6.50%, 10/15/08....       235,848
     69,747   PL# 345973, 6.50%, 11/15/08....        73,960
     36,643   PL# 363874, 6.50%, 11/15/08....        38,856
    103,766   PL# 366531, 6.50%, 11/15/08....       110,033
    109,600   PL# 370448, 6.50%, 11/15/08....       116,220
    147,520   PL# 371094, 6.50%, 11/15/08....       156,431
  1,458,778   PL# 2483, 7.00%, 09/20/27......     1,537,392
  4,622,632   PL# 2631, 7.00%, 08/20/28......     4,871,746
  3,213,645   PL# 2645, 7.00%, 09/20/28......     3,386,829
                                               ------------
                                                 11,292,462
                                               ------------
              SMALL BUSINESS ADMINISTRATION -- 1.19%
  4,000,000   5.886%, 09/10/11...............     4,256,252
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 1.69%
  2,500,000   Series A, 6.375%, 06/15/05.....     2,751,280
  3,000,000   Series G, 5.375%, 11/13/08.....     3,304,560
                                               ------------
                                                  6,055,840
                                               ------------
              US GOVERNMENT GUARANTEED BOND -- 0.88%
  2,912,602   6.12%, 04/01/08................     3,137,600
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $168,936,515)................   176,689,939
                                               ------------
              CORPORATE BONDS AND NOTES -- 8.37%
              CONSUMER GOODS AND SERVICES -- 0.30%
  1,000,000   Eastman Kodak Company,
                6.375%, 06/15/06.............     1,082,306
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES -- 1.15%
$ 2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............  $  2,041,548
  2,000,000   General Electric Capital Corp.,
                Series MTNA,
                6.75%, 09/11/03..............     2,072,792
                                               ------------
                                                  4,114,340
                                               ------------
              SHIPBUILDING -- 0.46%
  1,553,000   Sulphur Carriers, Series 2009,
                8.30%, 10/15/09..............     1,662,746
                                               ------------
              SPECIAL PURPOSE ENTITY -- 5.21%
  5,244,820   Overseas Private Investment
                Corp.,
                5.14%, 08/15/07..............     5,613,149
  3,636,363   Overseas Private Investment
                Corp.,
                7.45%, 12/15/10..............     4,194,933
  7,857,143   Overseas Private Investment
                Corp.,
                Series 1997,
                7.05%, 11/15/13..............     8,826,832
                                               ------------
                                                 18,634,914
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.25%
  2,000,000   SBC Communications, Inc.,
                5.875%, 08/15/12.............     2,164,472
  2,000,000   Verizon Global Funding Corp.,
                7.375%, 09/01/12.............     2,305,974
                                               ------------
                                                  4,470,446
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $27,528,591)...........    29,964,752
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 0.60%
  2,000,000   Republic of Italy,
                5.25%, 04/05/06 (Cost
                $1,993,275)..................     2,147,518
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 30.10%
              FANNIE MAE -- 5.01%
  2,400,000   1.28%, 02/03/03................     2,397,184
 15,600,000   1.275%, 03/19/03...............    15,557,457
                                               ------------
                                                 17,954,641
                                               ------------
              FEDERAL HOME LOAN BANK -- 6.22%
    800,000   1.29%, 01/10/03................       799,742
  6,100,000   1.27%, 01/17/03................     6,096,557
  1,500,000   1.27%, 01/22/03................     1,498,889
 13,900,000   1.26%, 03/26/03................    13,859,134
                                               ------------
                                                 22,254,322
                                               ------------
              FREDDIE MAC -- 18.87%
  5,100,000   1.25%, 01/02/03................     5,099,823
  3,300,000   1.25%, 01/07/03................     3,299,312
 28,100,000   1.24%, 01/14/03................    28,087,418
 27,600,000   1.27%, 01/30/03................    27,571,764

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES (CONTINUED)
              FREDDIE MAC (CONTINUED)
$ 1,100,000   1.27%, 02/18/03................  $  1,098,137
  2,400,000   1.26%, 02/18/03................     2,395,968
                                               ------------
                                                 67,552,422
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $107,761,385)..........   107,761,385
                                               ------------
              COMMERCIAL PAPER -- 2.66%
  6,000,000   ConAgra, Inc.,
                1.47%, 01/06/03..............     5,998,775
  1,300,000   DaimlerChrysler,
                1.96%, 01/13/03..............     1,299,151
  1,000,000   Ford Motor Credit Company,
                1.96%, 01/21/03..............       998,911
  1,100,000   General Motors Acceptance
                Corp.,
                1.89%, 01/21/03..............     1,098,845
    113,536   Morgan Stanley, Floating Rate,
                1.39%(+), 05/07/03(b)........       113,536
                                               ------------
              TOTAL COMMERCIAL PAPER
                (Cost $9,509,218)............     9,509,218
                                               ------------
              TIME DEPOSITS -- 0.70%
    113,536   American Express Centurion
                Bank,
                1.38%, 01/27/03(b)...........       113,536
    478,464   Bank of Montreal,
                1.32%, 01/30/03(b)...........       478,464
    113,536   Barclays PLC,
                1.32%, 02/14/03(b)...........       113,536
    340,609   Bayerische Hypo Vereinsbank,
                1.71%, 01/10/03(b)...........       340,609
    579,035   BNP Paribas,
                1.32%, 02/07/03(b)...........       579,035
    283,841   Royal Bank of Scotland,
                1.33%, 01/15/03(b)...........       283,841
    601,742   Royal Bank of Scotland,
                1.78%, 01/21/03(b)...........       601,742
                                               ------------
              TOTAL TIME DEPOSITS
                (Cost $2,510,763)............     2,510,763
                                               ------------
              SHORT TERM CORPORATE NOTES -- 1.22%
    113,536   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)               113,536
    283,841   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)........       283,841
    340,609   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)........       340,609
    408,730   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)........       408,730

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$   567,681   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)........  $    567,681
    737,985   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)........       737,985
     56,768   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)........        56,768
  1,419,202   Morgan Stanley, Floating Rate,
                1.36%(+), 03/25/03(b)........     1,419,202
    227,072   Morgan Stanley, Floating Rate,
                1.36%(+), 09/26/03(b)........       227,072
    227,072   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b)........       227,072
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $4,382,496)......     4,382,496
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.11%
    374,669   Merrimac Cash Fund -- Premium
                Class (b) (Cost $374,669)....       374,669
                                               ------------
              TOTAL SECURITIES
                (Cost $394,097,568)..........   407,661,615
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 0.03%
$   113,536   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase proceeds
                at maturity $113,545
                (Collateralized by Callable
                Government Agency Backed
                Receipts, zero coupon, due
                01/15/21, with a value of
                $115,808)(b) (Cost
                $113,536)....................  $    113,536
                                               ------------
              Total Investments -- 113.90%
                (Cost $394,211,104)..........   407,775,151
              Liabilities less other
                assets -- (13.90)%...........   (49,769,761)
                                               ------------
              NET ASSETS -- 100.00%..........  $358,005,390
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $394,244,398.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $13,567,763
    Gross unrealized depreciation...........      (37,010)
                                              -----------
    Net unrealized appreciation.............  $13,530,753
                                              ===========

---------------

(a)  All or part of this security is on loan.

(b)  Collateral for securities on loan.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US TREASURY SECURITIES -- 26.95%
              US TREASURY BONDS -- 12.46%
$ 3,395,000   10.375%, 11/15/12(a).........  $    4,538,691
  2,155,000   9.25%, 02/15/16..............       3,198,492
 16,760,000   8.125%, 08/15/19(a)..........      23,350,099
 26,180,000   8.50%, 02/15/20(a)...........      37,747,267
 25,750,000   8.00%, 11/15/21(a)...........      35,887,054
  1,550,000   6.00%, 02/15/26..............       1,776,750
 14,465,000   6.75%, 08/15/26..............      18,102,166
                                             --------------
                                                124,600,519
                                             --------------
              US TREASURY NOTES -- 12.47%
 52,200,000   3.00%, 02/29/04..............      53,256,267
 27,335,000   3.00%, 11/15/07(a)...........      27,672,423
  2,675,000   6.00%, 08/15/09(a)...........       3,110,942
 17,010,000   6.50%, 02/15/10(a)...........      20,337,598
 19,965,000   4.00%, 11/15/12(a)...........      20,253,574
                                             --------------
                                                124,630,804
                                             --------------
              US TREASURY STRIPS -- 2.02%
 33,380,000   Zero coupon, 05/15/17........      16,484,079
  9,950,000   Zero coupon, 11/15/21........       3,707,509
                                             --------------
                                                 20,191,588
                                             --------------
              TOTAL US TREASURY SECURITIES
                (Cost $257,159,555)........     269,422,911
                                             --------------
              US GOVERNMENT AGENCY SECURITIES -- 30.22%
              FANNIE MAE -- 17.14%
  7,905,000   5.00%, 01/15/07..............       8,576,530
  3,400,000   4.75%, 06/18/07..............       3,554,136
 13,355,000   6.00%, 05/15/11..............      15,121,225
     37,322   PL# 323250, 6.00%,
                08/01/13...................          39,066
    258,126   PL# 535103, 7.00%,
                01/01/15...................         274,466
  3,823,189   PL# 535675, 7.00%,
                01/01/16...................       4,065,212
     96,867   PL# 253698, 6.00%,
                02/01/16...................         101,394
    187,890   PL# 549659, 7.00%,
                02/01/16...................         199,784
    227,564   PL# 550440, 7.00%,
                02/01/16...................         241,970
  1,318,931   PL# 579224, 6.00%,
                04/01/16...................       1,380,579
    740,126   PL# 357120, 6.00%,
                05/01/16...................         774,721
  1,360,957   PL# 577525, 6.00%,
                05/01/16...................       1,424,570
    458,380   PL# 578771, 6.00%,
                05/01/16...................         479,805
  1,204,014   PL# 583058, 6.00%,
                05/01/16...................       1,260,291
    233,506   PL# 253990, 7.00%,
                09/01/16...................         248,288
    180,317   PL# 598125, 7.00%,
                09/01/16...................         191,732
    172,583   PL# 580179, 7.00%,
                10/01/16...................         183,509
    130,592   PL# 611323, 7.00%,
                10/01/16...................         138,859
    108,611   PL# 611695, 5.50%,
                12/01/16...................         112,808
     35,871   PL# 492742, 7.00%,
                05/01/29...................          37,740
     22,636   PL# 503916, 7.50%,
                06/01/29...................          24,040
  2,669,300   PL# 252571, 7.00%,
                07/01/29...................       2,808,426
     30,870   PL# 508415, 7.00%,
                08/01/29...................          32,479

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    49,561   PL# 252716, 7.00%,
                09/01/29...................  $       52,144
    529,278   PL# 323967, 7.00%,
                10/01/29...................         556,864
    141,513   PL# 515946, 7.00%,
                10/01/29...................         148,889
     15,139   PL# 531092, 7.50%,
                10/01/29...................          16,078
    216,365   PL# 524164, 7.00%,
                11/01/29...................         227,642
    492,882   PL# 526053, 7.00%,
                12/01/29...................         518,572
    264,473   PL# 535030, 7.00%,
                12/01/29...................         278,258
    500,672   PL# 524657, 7.00%,
                01/01/30...................         526,767
      8,343   PL# 527717, 7.50%,
                01/01/30...................           8,861
     57,319   PL# 647556, 7.00%,
                01/01/30...................          60,307
    184,527   PL# 528107, 7.00%,
                02/01/30...................         194,145
    162,357   PL# 531497, 7.00%,
                02/01/30...................         170,819
    155,383   PL# 531735, 7.00%,
                02/01/30...................         163,482
    118,038   PL# 535159, 7.00%,
                02/01/30...................         124,190
    472,112   PL# 535195, 7.00%,
                03/01/30...................         496,719
    228,970   PL# 535277, 7.00%,
                04/01/30...................         240,904
     10,777   PL# 253264, 7.00%,
                05/01/30...................          11,338
     13,425   PL# 538314, 7.50%,
                05/01/30...................          14,257
     15,815   PL# 253346, 7.50%,
                06/01/30...................          16,795
     15,909   PL# 540211, 7.50%,
                06/01/30...................          16,896
     13,597   PL# 541401, 7.50%,
                07/01/30...................          14,440
     21,013   PL# 542999, 7.50%,
                08/01/30...................          22,316
    757,926   PL# 548822, 7.00%,
                08/01/30...................         797,429
     10,238   PL# 550544, 7.50%,
                09/01/30...................          10,872
    199,306   PL# 253479, 7.00%,
                10/01/30...................         209,694
    182,601   PL# 549962, 7.00%,
                10/01/30...................         192,118
    601,736   PL# 549975, 7.00%,
                10/01/30...................         633,099
     63,825   PL# 552603, 7.00%,
                10/01/30...................          67,152
    654,744   PL# 554493, 7.00%,
                10/01/30...................         688,870
    138,687   PL# 559277, 7.00%,
                10/01/30...................         145,916
     15,770   PL# 558362, 7.50%,
                11/01/30...................          16,748
      7,030   PL# 558519, 7.50%,
                11/01/30...................           7,466
    139,369   PL# 560384, 7.00%,
                11/01/30...................         146,633
     18,814   PL# 259141, 7.50%,
                12/01/30...................          19,980
     18,279   PL# 533841, 7.50%,
                12/01/30...................          19,413
    475,125   PL# 559313, 7.00%,
                12/01/30...................         499,889
     12,698   PL# 561678, 7.50%,
                12/01/30...................          13,486
     15,940   PL# 564080, 7.50%,
                12/01/30...................          16,928
    174,144   PL# 564183, 7.00%,
                12/01/30...................         183,221
     22,841   PL# 564529, 7.50%,
                12/01/30...................          24,257
     20,484   PL# 559741, 7.50%,
                01/01/31...................          21,754
     18,832   PL# 560596, 7.50%,
                01/01/31...................          19,999
     13,577   PL# 535722, 7.00%,
                02/01/31...................          14,285
     79,805   PL# 535723, 7.00%,
                02/01/31...................          83,964
  1,591,081   PL# 535880, 7.00%,
                02/01/31...................       1,674,010
    149,058   PL# 566658, 7.00%,
                02/01/31...................         156,827
     19,721   PL# 569361, 7.50%,
                02/01/31...................          20,943

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    15,929   PL# 575285, 7.50%,
                03/01/31...................  $       16,916
     21,799   PL# 535811, 6.50%,
                04/01/31...................          22,715
     29,534   PL# 580377, 7.50%,
                04/01/31...................          31,365
     26,452   PL# 589405, 7.50%,
                06/01/31...................          28,092
    244,417   PL# 589893, 7.00%,
                06/01/31...................         257,157
     16,297   PL# 592129, 7.50%,
                06/01/31...................          17,308
     12,463   PL# 593988, 7.50%,
                07/01/31...................          13,236
    282,267   PL# 254008, 7.00%,
                10/01/31...................         296,979
     68,103   PL# 606600, 7.00%,
                10/01/31...................          71,652
    185,972   PL# 610128, 7.00%,
                10/01/31...................         195,665
     46,166   PL# 617705, 6.00%,
                04/01/32...................          47,818
  5,000,000   TBA, 5.00%, 01/01/18.........       5,121,875
 24,800,000   TBA, 5.50%, 01/01/18.........      25,699,000
 34,100,000   TBA, 6.00%, 01/01/18.........      35,645,139
 16,800,000   TBA, 6.00%, 01/01/33.........      17,367,000
 29,200,000   TBA, 6.50%, 01/01/33.........      30,404,500
  5,000,000   TBA, 7.00%, 01/01/33.........       5,259,375
                                             --------------
                                                171,333,058
                                             --------------
              FREDDIE MAC -- 2.65%
    960,000   5.50%, 07/15/06..............       1,056,147
 14,740,000   4.875%, 03/15/07.............      15,941,634
  7,910,000   7.00%, 03/15/10..............       9,501,278
                                             --------------
                                                 26,499,059
                                             --------------
              FREDDIE MAC GOLD -- 6.89%
    162,938   PL# E84214, 5.50%,
                06/01/16...................         169,307
     25,567   PL# E84758, 5.50%,
                07/01/16...................          26,566
  2,433,093   PL# G11196, 5.50%,
                11/01/16(h)................       2,527,441
    926,249   PL# E86502, 5.50%,
                12/01/16...................         962,450
    970,382   PL# E86565, 5.50%,
                12/01/16...................       1,008,308
  1,097,475   PL# E86959, 5.50%,
                12/01/16...................       1,140,368
    954,554   PL# E88658, 5.50%,
                03/01/17...................         991,799
  2,384,292   PL# E88749, 6.00%,
                03/01/17...................       2,495,629
    574,004   PL# E88724, 5.50%,
                04/01/17...................         596,401
  2,879,781   PL# E88789, 6.00%,
                04/01/17...................       3,014,256
    478,369   PL# E88979, 5.50%,
                04/01/17...................         497,034
    737,755   PL# E88994, 6.00%,
                04/01/17...................         772,205
  4,228,925   PL# E89561, 6.00%,
                04/01/17...................       4,426,399
  2,723,057   PL# E89913, 6.00%,
                05/01/17...................       2,850,213
  3,549,057   PL# E90194, 6.00%,
                06/01/17...................       3,714,784
  7,176,748   PL# E90195, 6.00%,
                06/01/17...................       7,511,873
  7,019,980   PL# E90833, 6.00%,
                08/01/17...................       7,347,785
  2,414,085   PL# E91056, 6.00%,
                08/01/17...................       2,526,813
    924,384   PL# E91320, 5.50%,
                09/01/17...................         960,452
    931,818   PL# E91602, 5.50%,
                10/01/17...................         968,176
  7,606,068   PL# E91644, 5.50%,
                10/01/17...................       7,902,842
    818,260   PL# E91754, 5.50%,
                10/01/17...................         850,187

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD (CONTINUED)
$ 3,921,871   PL# E91774, 5.50%,
                10/01/17...................  $    4,074,894
    450,197   PL# E91776, 5.50%,
                10/01/17...................         467,763
     27,147   PL# E91807, 5.50%,
                10/01/17...................          28,206
    964,054   PL# E91860, 5.50%,
                10/01/17...................       1,001,669
    209,802   PL# E91952, 5.50%,
                10/01/17...................         217,988
    985,648   PL# E91967, 5.50%,
                10/01/17...................       1,024,106
    757,999   PL# E91968, 5.50%,
                10/01/17...................         787,574
  1,955,632   PL# E92007, 5.50%,
                10/01/17...................       2,031,937
  2,568,987   PL# E92113, 5.50%,
                10/01/17...................       2,669,224
    433,969   PL# C63423, 6.00%,
                02/01/32...................         449,635
  2,364,429   PL# C63679, 6.00%,
                02/01/32...................       2,449,867
    360,291   PL# G01391, 7.00%,
                04/01/32...................         378,801
                                             --------------
                                                 68,842,952
                                             --------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 3.44%
  3,829,096   PL# 780914, 6.00%,
                11/15/28...................       3,993,066
    629,830   PL# 498467, 6.00%,
                03/15/29...................         656,801
    156,595   PL# 781148, 6.00%,
                07/15/29...................         163,300
     29,969   PL# 542798, 6.00%,
                05/15/31...................          31,252
    202,816   PL# 542876, 6.00%,
                05/15/31...................         211,501
     28,416   PL# 538228, 6.00%,
                08/15/31...................          29,632
     93,275   PL# 564300, 6.00%,
                08/15/31...................          97,269
 16,330,507   PL# 781330, 6.00%,
                09/15/31...................      17,029,812
  1,594,194   PL# 3161, 6.50%, 11/20/31....       1,663,920
  8,307,877   PL# 3173, 6.50%, 12/20/31....       8,671,239
    419,659   PL# 538312, 6.00%,
                02/15/32...................         437,630
    238,357   PL# 569235, 6.00%,
                03/15/32...................         248,563
     42,736   PL# 568737, 6.00%,
                05/15/32...................          44,567
     28,209   PL# 577605, 6.00%,
                07/15/32...................          29,417
    115,848   PL# 585009, 6.00%,
                07/15/32...................         120,809
     64,442   PL# 587174, 6.00%,
                07/15/32...................          67,202
    145,072   PL# 595411, 6.00%,
                09/15/32...................         151,284
     25,967   PL# 593823, 6.00%,
                10/15/32...................          27,078
    723,423   PL# 599742, 6.00%,
                10/15/32...................         754,401
                                             --------------
                                                 34,428,743
                                             --------------
              RESOLUTION FUNDING STRIPS -- 0.10%
  1,200,000   Zero coupon, 07/15/18........         522,478
  1,200,000   Zero coupon, 10/15/18........         513,427
                                             --------------
                                                  1,035,905
                                             --------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $296,660,010)..............     302,139,717
                                             --------------
              CORPORATE BONDS AND NOTES -- 32.72%
              AEROSPACE & DEFENSE -- 0.59%
    840,000   Lockheed Martin Corp.,
                7.25%, 05/15/06............         946,731
  2,120,000   Lockheed Martin Corp.,
                7.20%, 05/01/36............       2,534,483

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AEROSPACE & DEFENSE (CONTINUED)
$    35,000   Northrop Grumman Corp.,
                7.125%, 02/15/11...........  $       39,843
    340,000   Northrop Grumman Corp.,
                7.75%, 02/15/31............         408,908
  1,750,000   Raytheon Company,
                8.20%, 03/01/06............       1,967,551
                                             --------------
                                                  5,897,516
                                             --------------
              APPAREL: MANUFACTURING -- 0.06%
    625,000   Levi Strauss &
                Company -- 144A,
                12.25%, 12/15/12...........         615,625
                                             --------------
              AUTOMOBILES -- 0.21%
  1,125,000   Autonation, Inc.,
                9.00%, 08/01/08............       1,141,875
    855,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27............         929,488
                                             --------------
                                                  2,071,363
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.11%
    965,000   Dura Operating
                Corp. -- Series B,
                8.625%, 04/15/12...........         974,650
    150,000   Lear Corp, Series B,
                8.11%, 05/15/09............         159,375
                                             --------------
                                                  1,134,025
                                             --------------
              BANKS -- 2.47%
  1,430,000   Bank of America Corp.,
                3.875%, 01/15/08...........       1,452,302
  1,205,000   Bank of America Corp.,
                7.80%, 02/15/10............       1,435,372
    950,000   Barclays PLC -- 144A,
                6.86%, 06/15/49............         977,012
  3,140,000   Barclays PLC -- 144A,
                8.55%, 09/15/49(h).........       3,840,176
  5,050,000   European Investment Bank,
                Series DTC,
                5.625%, 01/24/06...........       5,538,966
  2,500,000   FleetBoston Financial Corp.,
                Series MTNT,
                4.20%, 11/30/07............       2,517,228
  1,385,000   International Finance Corp.,
                5.25%, 05/02/06............       1,504,816
    365,000   JP Morgan Chase & Company,
                5.25%, 05/30/07(a).........         386,250
  1,100,000   JP Morgan Chase & Company,
                7.00%, 11/15/09............       1,220,854
    725,000   JP Morgan Chase & Company,
                5.75%, 01/02/13............         735,558

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 2,580,000   KFW International Finance
                Corp., Series DTC,
                5.25%, 06/28/06............  $    2,812,639
  2,170,000   U.S. Bancorp -- Series MTNN,
                3.95%, 08/23/07............       2,220,936
                                             --------------
                                                 24,642,109
                                             --------------
              BROADCAST SERVICES/MEDIA -- 1.71%
    300,000   Adelphia Communications
                Corp.,
                7.875%, 05/01/09*..........         112,500
  1,025,000   Adelphia Communications
                Corp.,
                10.875%, 10/01/10*.........         394,625
  1,245,000   AOL Time Warner, Inc.,
                5.625%, 05/01/05...........       1,273,948
    560,000   AOL Time Warner, Inc.,
                6.15%, 05/01/07............         582,402
    445,000   AOL Time Warner, Inc.,
                7.625%, 04/15/31...........         458,979
  2,395,000   Charter Communications
                Holdings LLC,
                10.75%, 10/01/09...........       1,095,713
    600,000   Charter Communications
                Holdings LLC,
                11.125%, 01/15/11..........         274,500
  1,230,000   Comcast Cable Communications,
                Inc.,
                6.375%, 01/30/06...........       1,288,009
  1,055,000   Comcast Cable Communications,
                Inc.,
                6.875%, 06/15/09...........       1,124,161
  1,145,000   Comcast Cable Communications,
                Inc.,
                6.75%, 01/30/11............       1,193,574
  1,605,000   Continental Cablevision,
                8.30%, 05/15/06............       1,740,210
    695,000   CSC Holdings, Inc.,
                7.875%, 12/15/07...........         671,544
    530,000   Time Warner, Inc.,
                9.125%, 01/15/13...........         622,899
    990,000   Time Warner, Inc.,
                6.875%, 06/15/18...........         992,652
    865,000   Time Warner, Inc.,
                9.15%, 02/01/23............         996,142
  1,535,000   Time Warner, Inc.,
                6.95%, 01/15/28............       1,463,791
  2,420,000   Time Warner, Inc.,
                6.625%, 05/15/29...........       2,232,922
    500,000   Turner Broadcasting,
                8.375%, 07/01/13...........         564,536
                                             --------------
                                                 17,083,107
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BUSINESS SERVICES -- 0.04%
$   440,000   Iron Mountain, Inc.,
                7.75%, 01/15/15............  $      442,200
                                             --------------
              CHEMICALS -- 0.48%
    600,000   Dow Chemical Company,
                5.75%, 12/15/08............         626,880
  1,175,000   Dow Chemical Company,
                6.00%, 10/01/12............       1,203,061
  1,165,000   Dow Chemical Company,
                7.375%, 11/01/29...........       1,264,470
    560,000   Lyondell Chemical
                Company -- 144A,
                9.50%, 12/15/08............         523,600
    800,000   Lyondell Chemical Company,
                11.125%, 07/15/12..........         792,000
    400,000   Methanex Corp.,
                7.75%, 08/15/05............         402,000
                                             --------------
                                                  4,812,011
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.04%
    385,000   Seagate Technology
                Holdings -- 144A,
                8.00%, 05/15/09............         400,400
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.45%
    415,000   Ainsworth Lumber Company,
                Ltd.,
                13.875%, 07/15/07..........         446,125
    730,000   D.R. Horton, Inc.,
                10.50%, 04/01/05...........         773,800
    445,000   D.R. Horton, Inc.,
                7.50%, 12/01/07............         438,325
    265,000   D.R. Horton, Inc.,
                8.00%, 02/01/09............         266,325
  1,800,000   Ryland Group,
                8.00%, 08/15/06............       1,863,000
    305,000   Toll Corp.,
                8.25%, 12/01/11............         308,050
    450,000   WCI Communities, Inc.,
                10.625%, 02/15/11..........         436,500
                                             --------------
                                                  4,532,125
                                             --------------
              ELECTRONICS -- 0.14%
    355,000   Flextronics International,
                Ltd.,
                9.875%, 07/01/10(a)........         384,288
    400,000   L-3 Communications
                Corp. -- 144A,
                7.625%, 06/15/12...........         414,000
    615,000   Sanmina-SCI Corp. -- 144A,
                10.375%, 01/15/10..........         624,225
                                             --------------
                                                  1,422,513
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.25%
$ 2,475,000   Allied Waste North America,
                Series B,
                10.00%, 08/01/09...........  $    2,468,813
                                             --------------
              FINANCIAL SERVICES -- 6.26%
  2,825,000   Citigroup, Inc.,
                6.75%, 12/01/05............       3,143,420
2,370,000..   Citigroup, Inc.,
                5.75%, 05/10/06............       2,574,787
5,275,000..   Citigroup, Inc.,
                7.25%, 10/01/10............       6,132,857
  1,025,000   Credit Suisse First Boston
                USA, Inc.,
                4.625%, 01/15/08...........       1,040,160
    935,000   Credit Suisse First Boston
                USA, Inc.,
                6.125%, 11/15/11...........         977,236
    820,000   Credit Suisse First Boston
                USA, Inc.,
                7.125%, 07/15/32...........         873,858
    160,000   Ford Motor Credit Company,
                7.50%, 03/15/05............         163,324
  4,210,000   Ford Motor Credit Company,
                6.875%, 02/01/06...........       4,220,251
  2,915,000   Ford Motor Credit Company,
                7.375%, 10/28/09...........       2,892,933
    600,000   Ford Motor Credit Company,
                7.375%, 02/01/11...........         584,305
  3,370,000   General Electric Capital
                Corp., Series MTNA,
                5.35%, 03/30/06............       3,615,393
    690,000   General Electric Capital
                Corp., Series MTNA,
                7.375%, 01/19/10...........         802,581
  4,400,000   General Electric Capital
                Corp., Series MTNA,
                6.125%, 02/22/11...........       4,772,997
    380,000   General Electric Capital
                Corp., Series MTNA,
                5.875%, 02/15/12...........         406,973
  1,340,000   General Electric Capital
                Corp., Series MTNA,
                6.00%, 06/15/12............       1,449,392
  2,060,000   General Electric Capital
                Corp., Series MTNA,
                5.45%, 01/15/13............       2,143,929
    545,000   General Motors Acceptance
                Corp.,
                6.75%, 01/15/06............         564,797
  1,310,000   General Motors Acceptance
                Corp.,
                7.75%, 01/19/10............       1,373,281

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 3,845,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11............  $    3,924,165
  5,235,000   General Motors Acceptance
                Corp.,
                6.875%, 09/15/11...........       5,229,100
    125,000   General Motors Acceptance
                Corp.,
                6.875%, 08/28/12...........         123,433
  1,200,000   Household Finance Corp.,
                6.75%, 05/15/11............       1,281,478
  2,115,000   Household Finance Corp.,
                6.375%, 10/15/11...........       2,214,963
    280,000   LaBranche & Company,
                9.50%, 08/15/04............         296,800
    270,000   LaBranche & Company,
                12.00%, 03/02/07...........         302,400
  2,895,000   Lehman Brothers Holdings,
                6.25%, 05/15/06............       3,167,622
    725,000   Morgan Stanley,
                6.10%, 04/15/06............         790,378
  1,895,000   Morgan Stanley,
                5.80%, 04/01/07............       2,057,523
  1,260,000   Morgan Stanley,
                6.75%, 04/15/11............       1,402,448
    900,000   Verizon Global Funding Corp.,
                6.125%, 06/15/07(a)........         988,460
  2,595,000   Verizon Global Funding Corp.,
                7.75%, 06/15/32............       3,053,443
                                             --------------
                                                 62,564,687
                                             --------------
              FOOD AND BEVERAGE -- 1.33%
  1,625,000   Delhaize America, Inc.,
                8.125%, 04/15/11...........       1,574,503
    265,000   Del Monte Corp. -- 144A,
                8.625%, 12/15/12...........         271,625
  1,010,000   Fleming Companies, Inc.,
                10.125%, 04/01/08(a).......         873,650
  1,675,000   General Mills, Inc.,
                5.125%, 02/15/07...........       1,781,222
  1,280,000   General Mills, Inc.,
                6.00%, 02/15/12............       1,394,647
  2,950,000   Kellogg Company, Series B,
                6.60%, 04/01/11............       3,327,789
  1,000,000   Kraft Foods, Inc.,
                5.25%, 06/01/07............       1,081,186
  1,365,000   Kraft Foods, Inc.,
                5.625%, 11/01/11...........       1,461,821

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
$   810,000   Roundy's, Inc. -- Series B,
                8.875%, 06/15/12...........  $      797,850
    650,000   Safeway, Inc.,
                6.50%, 03/01/11............         708,748
                                             --------------
                                                 13,273,041
                                             --------------
              INSURANCE -- 0.55%
  1,085,000   American General Capital II,
                8.50%, 07/01/30............       1,423,255
  1,460,000   Marsh & McLennan Companies,
                Inc. -- 144A,
                6.25%, 03/15/12............       1,617,884
    840,000   MetLife, Inc.,
                6.125%, 12/01/11...........         908,231
    325,000   MetLife, Inc.,
                6.50%, 12/15/32............         338,459
  1,100,000   Prudential Financial -- 144A,
                6.375%, 07/23/06...........       1,179,907
                                             --------------
                                                  5,467,736
                                             --------------
              LEISURE AND RECREATION -- 0.54%
    225,000   Argosy Gaming Company,
                10.75%, 06/01/09...........         248,625
    220,000   Boyd Gaming Corp.,
                8.75%, 04/15/12............         229,900
    580,000   Boyd Gaming Corp. -- 144A,
                7.75%, 12/15/12............         570,575
    625,000   MGM Mirage, Inc.,
                9.75%, 06/01/07............         693,750
    375,000   Mohegan Tribal Gaming,
                8.75%, 01/01/09............         395,625
    825,000   Park Place Entertainment,
                8.875%, 09/15/08...........         878,691
    205,000   Park Place Entertainment,
                8.125%, 05/15/11(a)........         213,713
  1,185,000   Six Flags, Inc.,
                9.50%, 02/01/09............       1,149,450
    985,000   Starwood Hotels & Resorts
                Worldwide, Inc. -- 144A,
                7.375%, 05/01/07...........         972,688
                                             --------------
                                                  5,353,017
                                             --------------
              MACHINERY -- 0.07%
    320,000   Terex Corp., Series B,
                10.375%, 04/01/11..........         302,400
    450,000   Terex Corp.,
                9.25%, 07/15/11............         412,313
                                             --------------
                                                    714,713
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING -- 0.84%
$   825,000   Briggs & Stratton Corp.,
                8.875%, 03/15/11...........  $      893,063
  1,455,000   Dresser, Inc.,
                9.375%, 04/15/11...........       1,469,550
    210,000   Grey Wolf, Inc.,
                8.875%, 07/01/07...........         215,250
  1,585,000   Honeywell International,
                7.50%, 03/01/10............       1,854,892
    420,000   Tyco International Group SA,
                6.375%, 06/15/05...........         407,670
    526,000   Tyco International Group SA,
                5.80%, 08/01/06............         497,540
  2,140,000   Tyco International Group SA,
                6.125%, 01/15/09(a)........       2,003,849
  1,070,000   Tyco International Group SA,
                6.75%, 02/15/11............       1,012,998
                                             --------------
                                                  8,354,812
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.22%
    190,000   HealthSouth Corp.,
                7.00%, 06/15/08............         156,750
  1,425,000   HealthSouth Corp.,
                10.75%, 10/01/08(a)........       1,211,250
    350,000   United Surgical Partners,
                Inc.,
                10.00%, 12/15/11...........         360,500
    425,000   Wellpoint Health Networks,
                Inc.,
                6.375%, 06/15/06...........         463,995
                                             --------------
                                                  2,192,495
                                             --------------
              METALS AND MINING -- 0.27%
  1,130,000   AK Steel Corp. -- 144A,
                7.75%, 06/15/12(a).........       1,144,125
    825,000   Codelco, Inc. -- 144A,
                6.375%, 11/30/12...........         866,320
    420,000   Oregon Steel Mills,
                Inc. -- 144A,
                10.00%, 07/15/09...........         428,400
    280,000   Trimas Corp. -- 144A,
                9.875%, 06/15/12...........         278,600
                                             --------------
                                                  2,717,445
                                             --------------
              OIL, COAL AND GAS -- 1.41%
  1,710,000   Anadarko Petroleum Corp.,
                5.375%, 03/01/07(a)........       1,829,090
    425,000   Chesapeake Energy Corp.,
                9.00%, 08/15/12............         452,625
    280,000   Chesapeake Energy
                Corp. -- 144A,
                7.75%, 01/15/15............         280,000
    585,000   Coastal Corp.,
                7.75%, 06/15/10............         459,946
  5,530,000   Conoco Funding Company,
                6.35%, 10/15/11............       6,185,775
    595,000   ConocoPhillips -- 144A,
                5.90%, 10/15/32............         593,685

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$ 1,375,000   Devon Energy Corp.,
                7.95%, 04/15/32............  $    1,658,283
  1,800,000   Pogo Producing Corp., Series
                B,
                10.375%, 02/15/09..........       1,959,750
    705,000   Swift Energy Company,
                9.375%, 05/01/12...........         687,375
                                             --------------
                                                 14,106,529
                                             --------------
              OIL AND GAS: PIPELINES -- 0.62%
  1,375,000   El Paso Corp. -- 144A,
                7.875%, 06/15/12(a)........         964,195
    275,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31............         170,907
    555,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32............         344,926
    350,000   El Paso Energy
                Partners, -- 144A,
                10.625%, 12/01/12..........         359,625
    520,000   El Paso Natural Gas,
                7.50%, 11/15/26............         367,579
    450,000   El Paso Natural Gas -- 144A,
                8.375%, 06/15/32...........         336,128
  1,270,000   Kinder Morgan Energy
                Partners,
                7.75%, 03/15/32............       1,446,058
  1,125,000   Kinder Morgan Energy
                Partners,
                7.30%, 08/15/33............       1,209,917
    110,000   Kinder Morgan, Inc.,
                7.25%, 03/01/28............         112,756
    665,000   Leviathan Gas Corp., Series
                B,
                10.375%, 06/01/09..........         678,300
    290,000   Tennessee Gas Pipeline,
                8.375%, 06/15/32...........         253,047
                                             --------------
                                                  6,243,438
                                             --------------
              PACKAGING -- 0.15%
    415,000   Smurfit-Stone Container
                Corp. -- 144A,
                8.25%, 10/01/12............         425,375
  1,060,000   Owens-Brockway Glass -- 144A,
                8.75%, 11/15/12............       1,081,200
                                             --------------
                                                  1,506,575
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.73%
  1,050,000   Norske Skog Canada,
                8.625%, 06/15/11...........       1,063,125
    725,000   Tembec Industries, Inc.,
                8.50%, 02/01/11............         734,063
  1,700,000   Weyerhaeuser Company,
                6.00%, 08/01/06............       1,795,270
    825,000   Weyerhaeuser Company,
                5.25%, 12/15/09............         835,402

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
$ 1,210,000   Weyerhaeuser Company,
                6.75%, 03/15/12............  $    1,321,592
  1,430,000   Weyerhaeuser Company,
                7.375%, 03/15/32...........       1,555,746
                                             --------------
                                                  7,305,198
                                             --------------
              PHARMACEUTICALS -- 0.17%
    555,000   AmerisourceBergen Corp.,
                8.125%, 09/01/08...........         593,850
  1,025,000   Pharmacia Corp.,
                6.50%, 12/01/18............       1,129,461
                                             --------------
                                                  1,723,311
                                             --------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 0.84%
  8,000,000   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06............       8,400,904
                                             --------------
              PRIVATE ASSET BACKED: BANK -- 0.13%
  1,291,753   Washington Mutual, Series
                00-1, Class A1, Floating
                Rate,
                1.71%(d), 06/25/24.........       1,285,140
                                             --------------
              PRIVATE ASSET BACKED: CREDIT CARD -- 0.61%
  6,050,000   Sears Credit Account Master
                Trust, Series 02-5, Class
                A, Floating Rate,
                1.818%(c), 11/16/09........       6,055,639
                                             --------------
              PRIVATE ASSET BACKED: FINANCE -- 0.34%
  2,980,000   Morgan Stanley Capital I,
                Series 99-FNV1, Class A2,
                6.53%, 03/15/31............       3,368,345
                                             --------------
              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY -- 3.43%
  1,987,661   Bear Stearns Commercial
                Mortgage Securities,
                Series 01, Class A1, 6.08%,
                02/15/35...................       2,162,754
  4,575,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 02-CKN2, Class A3,
                6.133%, 04/15/37...........       5,064,580
  7,630,000   DLJ Commercial Mortgage
                Corp., Series 98-CG1, Class
                A1B,
                6.41%, 06/10/31............       8,539,359
  1,194,210   Fannie Mae, Series 00-40,
                Class F, Floating Rate,
                1.92%(d), 12/25/22.........       1,195,885
  5,995,000   LB-Commercial Mortgage Trust,
                Series 98-C4, Class A1B,
                6.21%, 10/15/35............       6,690,246

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY (CONTINUED)
$ 4,672,346   Medallion Trust, Series
                00-1G, Class A1, Floating
                Rate,
                1.993%(c), 07/12/31........  $    4,678,420
  5,330,000   NationsLink Funding Corp.,
                Series 1998-2, Class A2,
                6.476%, 08/20/30...........       5,988,010
                                             --------------
                                                 34,319,254
                                             --------------
              PRIVATE ASSET BACKED: OTHER -- 0.64%
  6,398,999   SLM Student Loan Trust,
                Series 02-1, Class A1,
                Floating Rate,
                1.97%(c), 10/25/10.........       6,389,112
                                             --------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.96%
  8,000,000   Peco Energy Transition Trust,
                Series 00-A, Class A4,
                7.65%, 03/01/10............       9,582,176
                                             --------------
              REAL ESTATE -- 0.27%
  2,425,000   EOP Operating LP,
                7.875%, 07/15/31...........       2,648,694
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.07%
    655,000   AvalonBay Communities,
                6.625%, 09/15/11...........         699,637
                                             --------------
              RETAIL -- 0.40%
    125,000   Office Depot, Inc.,
                10.00%, 07/15/08...........         143,125
  1,575,000   Sears Roebuck Acceptance
                Corp.,
                6.75%, 08/15/11............       1,504,045
  2,760,000   Sears Roebuck Acceptance
                Corp.,
                7.00%, 06/01/32............       2,320,103
                                             --------------
                                                  3,967,273
                                             --------------
              RETAIL: RESTAURANT -- 0.15%
  1,415,000   Yum! Brands, Inc.,
                8.875%, 04/15/11...........       1,542,350
                                             --------------
              RETAIL: SUPERMARKET -- 0.10%
    895,000   Kroger Company,
                7.80%, 08/15/07............       1,032,512
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.03%
    290,000   PerkinElmer, Inc. -- 144A,
                8.875%, 01/15/13...........         287,100
                                             --------------
              SPECIAL PURPOSE ENTITIES -- 0.80%
  4,000,000   ASIF Global
                Financing -- 144A,
                3.85%, 11/26/07............       4,105,720
  3,664,000   Trains -- 144A,
                5.89%, 01/25/07............       3,896,986
                                             --------------
                                                  8,002,706
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.05%
$ 1,150,000   Ameritech Capital Funding,
                6.25%, 05/18/09............  $    1,224,207
    940,000   AT & T Corp.,
                7.30%, 11/15/11............       1,029,421
    735,000   AT & T Corp.,
                6.50%, 03/15/13............         738,932
    750,000   British Telecom PLC,
                8.625%, 12/15/30...........         959,623
  3,840,000   Dominion Resources, Inc.,
                Series B,
                7.625%, 07/15/05...........       4,215,471
  1,800,000   Echostar Broadband Corp.,
                10.375%, 10/01/07..........       1,957,500
  1,130,000   Nextel Communications,
                10.65%, 09/15/07...........       1,084,800
    335,000   Nextel Communications,
                12.00%, 11/01/08...........         331,650
  1,535,000   Panamsat Corp. -- 144A,
                8.50%, 02/01/12............       1,473,600
    980,000   Qwest Capital Funding Corp.,
                7.75%, 08/15/06............         710,500
  1,400,000   Qwest Capital Funding Corp.,
                7.00%, 08/03/09............         903,000
  1,230,000   SBC Communications, Inc.,
                6.25%, 03/15/11............       1,358,638
    150,000   Triton PCS, Inc.,
                9.375%, 02/01/11...........         125,250
    875,000   Verizon Maryland, Inc.,
                6.125%, 03/01/12...........         948,128
  1,705,000   Vodafone Group PLC,
                7.75%, 02/15/10............       2,014,236
  2,290,000   WorldCom, Inc.,
                6.40%, 08/15/05*...........         549,600
  1,620,000   WorldCom, Inc.,
                8.00%, 05/15/06*...........         388,800
    140,000   WorldCom, Inc.,
                7.50%, 05/15/11*...........          33,600
  1,960,000   WorldCom, Inc.,
                8.25%, 05/15/31*...........         470,400
                                             --------------
                                                 20,517,356
                                             --------------
              TRANSPORTATION -- 0.44%
  1,350,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36............       1,606,990
  1,640,000   Canadian National Railway
                Company,
                6.90%, 07/15/28............       1,876,798
    825,000   Norfolk Southern Corp.,
                7.05%, 05/01/37............         929,495
                                             --------------
                                                  4,413,283
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC -- 1.75%
$ 1,800,000   Calpine Corp.,
                7.875%, 04/01/08...........  $      765,000
    900,000   CMS Energy Corp., Series B,
                6.75%, 01/15/04............         837,236
  2,400,000   DTE Energy Corp.,
                6.45%, 06/01/06............       2,584,903
    925,000   Duke Energy Corp.,
                5.625%, 11/30/12...........         924,873
  3,840,000   Exelon Generation Corp.
                LLC -- 144A,
                6.95%, 06/15/11............       4,159,000
  2,385,000   First Energy Corp., Series C,
                7.375%, 11/15/31...........       2,320,092
    600,000   Oncor Electric Corp. -- 144A,
                6.375%, 05/01/12...........         619,060
  1,200,000   Oncor Electric Corp. -- 144A,
                7.00%, 09/01/22............       1,121,762
    925,000   Oncor Electric Corp. -- 144A,
                7.25%, 01/15/33............         944,907
    500,000   Progress Energy, Inc.,
                7.10%, 03/01/11............         552,083
    825,000   Progress Energy, Inc.,
                6.85%, 04/15/12............         905,231
  1,535,000   Progress Energy, Inc.,
                7.75%, 03/01/31............       1,751,034
                                             --------------
                                                 17,485,181
                                             --------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $321,747,899)........     327,041,466
                                             --------------
              MUNICIPAL BOND -- 0.16%
              CALIFORNIA
  1,575,000   California State Department
                of Water Powersupply
                Revenue Bond, Series E,
                3.975%, 05/01/05
                (Cost $1,574,834)..........       1,598,137
                                             --------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 5.77%
 13,392,753   Bundes Republic of
                Deutscheland Obligation,
                Series 140,
                4.50%, 08/17/07(e).........      14,686,172
  1,715,000   Federative Republic of
                Brazil,
                11.50%, 03/12/08...........       1,307,687
    320,167   Federative Republic of
                Brazil,
                8.00%, 04/15/14............         211,055
    700,000   Federative Republic of
                Brazil,
                12.75%, 01/15/20...........         491,750
 11,075,000   Government of Canada,
                6.00%, 06/01/11(f).........       7,647,343
 90,870,000   Government of Sweden,
                8.00%, 08/15/07(g).........      12,087,891
    705,000   Republic of Bulgaria,
                8.25%, 01/15/15............         772,328

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 2,308,474   Republic of Colombia,
                9.75%, 04/09/11............  $    2,389,271
  1,110,000   Republic of Colombia,
                10.75%, 01/15/13...........       1,151,625
  1,910,000   Republic of Panama,
                8.25%, 04/22/08............       1,986,400
  2,150,000   Republic of Panama,
                9.625%, 02/08/11...........       2,354,250
  1,055,000   Republic of Peru,
                9.125%, 01/15/08...........       1,068,187
  1,024,128   Republic of Poland, Series
                PDIB,
                7.00%, 10/27/14**..........       1,046,226
  3,675,000   United Mexican States,
                8.375%, 01/14/11...........       4,161,937
  4,880,000   United Mexican States,
                8.125%, 12/30/19...........       5,160,600
  1,115,000   United Mexican States,
                8.00%, 09/24/22............       1,156,813
                                             --------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $54,698,987)...............      57,679,535
                                             --------------
              COMMERCIAL PAPER -- 0.24%
  2,425,128   Morgan Stanley, Floating
                Rate,
                1.39%(+), 05/07/03(b)
                (Cost $2,425,128)..........       2,425,128
                                             --------------
              TIME DEPOSITS -- 5.37%
  2,425,128   American Express
                Centurion Bank,
                1.38%, 01/27/03(b).........       2,425,128
 10,219,971   Bank of Montreal,
                1.32%, 01/30/03(b).........      10,219,971
  2,425,128   Barclays PLC,
                1.32%, 02/14/03(b).........       2,425,128
  7,275,384   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b).........       7,275,384
 12,368,152   BNP Paribas,
                1.32%, 02/07/03(b).........      12,368,152
  6,062,820   Royal Bank of Scotland,
                1.33%, 01/15/03(b).........       6,062,820
 12,853,178   Royal Bank of Scotland,
                1.78%, 01/21/03(b).........      12,853,178
                                             --------------
              TOTAL TIME DEPOSITS
                (Cost $53,629,761).........      53,629,761
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 9.37%
$ 2,425,128   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)......  $    2,425,128
  6,062,820   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)......       6,062,820
  7,275,384   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)......       7,275,384
  8,730,460   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)......       8,730,460
 12,125,640   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)......      12,125,640
 15,763,331   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)......      15,763,331
  1,212,564   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)......       1,212,564
 30,314,099   Morgan Stanley, Floating
                Rate,
                1.36%(+), 03/25/03(b)......      30,314,099
  4,850,256   Morgan Stanley, Floating
                Rate,
                1.36%(+), 09/26/03(b)......       4,850,256
  4,850,256   National City Corp.,
                Floating Rate,
                1.25%(+), 01/23/03(b)......       4,850,256
                                             --------------
              TOTAL SHORT TERM CORPORATE NOTES
                (Cost $93,609,938).........      93,609,938
                                             --------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.80%
  8,002,922   Merrimac Cash Fund --
                Premium Class(b)
                (Cost $8,002,922)..........       8,002,922
                                             --------------
              TOTAL SECURITIES (Cost
                $1,089,509,034)............   1,115,549,515
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 20.70%
$ 2,425,128   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $2,425,319
                (Collateralized by Callable
                Government Agency Backed
                Receipts, zero coupon, due
                01/15/21, with a value of
                $2,473,666)(b).............  $    2,425,128
 46,516,850   With Investors Bank & Trust,
                dated 12/31/02, 0.75%, due
                01/02/03, repurchase
                proceeds at maturity
                $46,518,788
                (Collateralized by US
                Treasury Inflation Index,
                3.625%, due 04/15/28, with
                a value of $47,452,526)....      46,516,850
 58,978,420   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $58,981,697
                (Collateralized by Federal
                Home Loan Bank Adjustable
                Rate Mortgage, 5.193%, due
                03/01/32, with a value of
                $34,831,614 and Fannie Mae
                Adjustable Rate Mortgage,
                5.587%, due 07/01/32, with
                a value of $27,095,727)....      58,978,420
 99,000,000   With Investors Bank & Trust,
                dated 12/31/02, 0.75%, due
                01/02/03, repurchase
                proceeds at maturity
                $99,004,125
                (Collateralized by US
                Treasury Strip, zero
                coupon, due 08/15/15, with
                a value of $75,713,308 and
                US Treasury Strip, zero
                coupon, due 11/15/15, with
                a value of $25,266,838)....      99,000,000
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $206,920,398)........     206,920,398
                                             --------------
              Total Investments -- 132.30%
                (Cost $1,296,429,432)......   1,322,469,913
              Liabilities less other
                assets -- (32.30)%.........    (322,845,309)
                                             --------------
              NET ASSETS -- 100.00%........  $  999,624,604
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $1,297,045,738.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $35,262,977
    Gross unrealized depreciation...........   (9,838,802)
                                              -----------
    Net unrealized appreciation.............  $25,424,175
                                              ===========

---------------

(a)  All or part of this security is on loan.

(b)  Collateral for securities on loan.

(c) Quarterly reset provision. The rate shown was in effect at December 31, 2002.

(d)  Monthly reset provision. The rate shown was in effect at December 31, 2002.

(e) Principal amount shown for this debt security is denominated in Euro dollars.

(f) Principal amount shown for this debt security is denominated in Canadian dollars.

(g)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(h)  Security is segregated as initial margin for futures contracts.

(+) Variable Rate Security. Interest rate based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

*    Bond is in default.

**   Step bond. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 57.74%
              ADVERTISING -- 0.05%
     12,900   Interpublic Group of Companies,
                Inc. ........................  $    181,632
                                               ------------
              AEROSPACE AND DEFENSE -- 1.07%
     26,900   Boeing Company.................       887,431
      6,450   General Dynamics Corp. ........       511,937
      2,800   Goodrich Corp. ................        51,296
     14,350   Lockheed Martin Corp. .........       828,712
      5,401   Northrop Grumman Corp. ........       523,897
     19,650   United Technologies Corp. .....     1,217,121
                                               ------------
                                                  4,020,394
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.08%
      6,600   Deere & Company................       302,610
                                               ------------
              APPAREL: MANUFACTURING -- 0.26%
      5,450   Jones Apparel Group, Inc.(c)...       193,148
      5,700   Liz Claiborne, Inc. ...........       169,005
      7,400   Nike, Inc. -- Class B..........       329,078
      2,200   Reebok International,
                Ltd.(c)......................        64,680
      5,700   V.F. Corp. ....................       205,485
                                               ------------
                                                    961,396
                                               ------------
              APPAREL: RETAIL -- 0.27%
     23,650   Limited Brands.................       329,445
     45,050   The Gap, Inc. .................       699,176
                                               ------------
                                                  1,028,621
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.18%
      2,950   AutoZone, Inc.(c)..............       208,417
      7,800   Dana Corp. ....................        91,728
     14,250   Delphi Corp. ..................       114,712
      3,200   Johnson Controls, Inc. ........       256,544
                                               ------------
                                                    671,401
                                               ------------
              BANKS -- 5.22%
     15,700   AmSouth Bancorp................       301,440
     59,550   Bank of America Corp. .........     4,142,893
     36,250   Bank One Corp. ................     1,324,938
      5,700   BB&T Corp.(a)..................       210,843
      6,748   Charter One Financial, Inc. ...       193,870
      7,400   Comerica, Inc. ................       319,976
      4,500   First Tennessee National
                Corp. .......................       161,730
     32,550   FleetBoston Financial Corp. ...       790,965
      8,450   Golden West Financial Corp. ...       606,795
      9,950   Huntington Bancshares, Inc. ...       186,165
     61,750   J.P. Morgan Chase & Company....     1,482,000
     11,050   KeyCorp. ......................       277,797
      5,700   Marshall & Ilsley Corp. .......       156,066
      5,000   Mellon Financial Corp. ........       130,550
     16,750   National City Corp. ...........       457,610

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
      4,400   North Fork Bancorporation,
                Inc. ........................  $    148,456
      8,150   PNC Financial Services Group...       341,485
     11,900   Regions Financial Corp. .......       396,984
      9,900   SouthTrust Corp. ..............       246,015
      8,900   State Street Corp. ............       347,100
      8,800   SunTrust Banks, Inc. ..........       500,896
     10,700   Union Planters Corp. ..........       301,098
     59,032   U.S. Bancorp...................     1,252,659
     40,400   Wachovia Corp. ................     1,472,176
     40,050   Washington Mutual, Inc. .......     1,382,927
     50,400   Wells Fargo & Company..........     2,362,248
      2,850   Zions Bancorporation...........       112,145
                                               ------------
                                                 19,607,827
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.65%
     53,600   AOL Time Warner, Inc.(c).......       702,160
     18,750   Clear Channel Communications,
                Inc.(c)......................       699,187
     28,768   Comcast Corp. -- Class A(c)....       678,062
      8,100   Gannett Company, Inc. .........       581,580
      5,200   McGraw-Hill Companies, Inc. ...       314,288
      1,400   Meredith Corp. ................        57,554
     51,900   Viacom, Inc. -- Class
                B(a)(c)......................     2,115,444
     63,800   Walt Disney Company............     1,040,578
                                               ------------
                                                  6,188,853
                                               ------------
              BUSINESS SERVICES -- 0.46%
      4,700   Convergys Corp.(c).............        71,205
      3,700   Ecolab, Inc. ..................       183,150
     23,700   First Data Corp. ..............       839,217
      5,100   Fiserv, Inc.(c)................       173,145
      7,500   Franklin Resources, Inc. ......       255,600
      4,300   Paychex, Inc. .................       119,970
      5,050   Robert Half International,
                Inc.(c)......................        81,356
                                               ------------
                                                  1,723,643
                                               ------------
              CHEMICALS -- 0.76%
      6,250   Air Products and Chemicals,
                Inc. ........................       267,187
      2,100   Ashland, Inc. .................        59,913
      2,100   Eastman Chemical Company.......        77,217
     31,700   E. I. du Pont de Nemours and
                Company......................     1,344,080
      3,900   Engelhard Corp. ...............        87,165
      1,700   Great Lakes Chemical Corp. ....        40,596
      2,200   Hercules, Inc.(c)..............        19,360
      2,500   International Flavors &
                Fragrances, Inc. ............        87,750
      4,850   PPG Industries, Inc. ..........       243,227
      5,900   Praxair, Inc. .................       340,843

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
      5,950   Rohm and Haas Company..........  $    193,256
      2,300   Sigma-Aldrich Corp. ...........       112,010
                                               ------------
                                                  2,872,604
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.25%
        100   Apple Computer, Inc.(c)........         1,433
      4,000   Avery Dennison Corp. ..........       244,320
    102,750   Dell Computer Corp.(c).........     2,747,535
     85,750   EMC Corp.(c)...................       526,505
    121,637   Hewlett-Packard Company........     2,111,618
     20,000   International Business Machines
                Corp. .......................     1,550,000
      7,000   Lexmark International Group,
                Inc.(c)......................       423,500
      8,900   Pitney Bowes, Inc. ............       290,674
    101,600   Sun Microsystems, Inc.(c)......       315,976
     28,700   Xerox Corp.(a)(c)..............       231,035
                                               ------------
                                                  8,442,596
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.34%
     10,700   Adobe Systems, Inc. ...........       265,371
      3,200   Autodesk, Inc. ................        45,760
     19,050   Automatic Data Processing,
                Inc. ........................       747,712
      9,950   BMC Software, Inc.(c)..........       170,244
    215,800   Cisco Systems, Inc.(c).........     2,826,980
      4,650   Citrix Systems, Inc.(c)........        57,288
     16,200   Computer Associates
                International, Inc. .........       218,700
      7,450   Computer Sciences
                Corp.(a)(c)..................       256,652
     17,500   Compuware Corp.(c).............        84,000
      5,800   Electronic Arts, Inc.(c).......       288,666
      6,500   Intuit, Inc.(c)................       304,980
      2,200   Mercury Interactive Corp.(c)...        65,230
    159,350   Microsoft Corp.(c).............     8,238,395
      3,450   NVIDIA Corp.(a)(c).............        39,710
    159,300   Oracle Corp.(c)................     1,720,440
     14,450   PeopleSoft, Inc.(c)............       264,435
      5,000   Rational Software Corp.(c).....        51,950
     23,400   Siebel Systems, Inc.(c)........       173,160
     10,000   Sungard Data Systems,
                Inc.(c)......................       235,600
     10,650   Unisys Corp.(c)................       105,435
     10,900   VERITAS Software Corp.(c)......       170,258
                                               ------------
                                                 16,330,966
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.25%
      2,100   American Standard Companies,
                Inc.(c)......................       149,394
      3,200   Centex Corp. ..................       160,640
      3,000   KB HOME........................       128,550

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
     19,350   Masco Corp. ...................  $    407,318
      1,700   Pulte Homes, Inc. .............        81,379
                                               ------------
                                                    927,281
                                               ------------
              CONSUMER GOODS AND SERVICES -- 4.88%
      1,600   Alberto-Culver Company -- Class
                B(a).........................        80,640
      1,900   American Greetings Corp. --
                Class A(c)...................        30,020
      2,750   Avon Products, Inc. ...........       148,142
      2,050   Brunswick Corp. ...............        40,713
      4,750   Cintas Corp. ..................       217,312
      8,200   Clorox Company.................       338,250
     15,350   Colgate-Palmolive Company......       804,800
     11,850   Eastman Kodak Company(a).......       415,224
      9,200   FedEx Corp. ...................       498,824
      3,800   Fortune Brands, Inc. ..........       176,738
    293,750   General Electric Company.......     7,152,812
     38,650   Gillette Company...............     1,173,414
     16,700   Kimberly-Clark Corp. ..........       792,749
      7,800   Leggett & Platt, Inc. .........       175,032
      2,850   Maytag Corp. ..................        81,225
      9,900   Newell Rubbermaid, Inc. .......       300,267
      7,800   Pactiv Corp.(c)................       170,508
     62,000   Procter & Gamble Company.......     5,328,280
      2,600   R.J. Reynolds Tobacco Holdings,
                Inc. ........................       109,486
      5,100   Sabre Holdings Corp.(c)........        92,361
      4,150   Sherwin-Williams Company.......       117,237
      1,800   Whirlpool Corp.(a).............        93,996
                                               ------------
                                                 18,338,030
                                               ------------
              DISTRIBUTOR -- 0.05%
      3,450   W.W. Grainger, Inc. ...........       177,848
                                               ------------
              EDUCATION -- 0.05%
      4,300   Apollo Group, Inc. -- Class
                A(c).........................       189,200
                                               ------------
              ELECTRONICS -- 0.39%
     12,200   Agilent Technologies,
                Inc.(c)......................       219,112
     13,100   Emerson Electric Company.......       666,135
      8,650   Jabil Circuit, Inc.(c).........       155,008
      5,050   Molex, Inc.(a).................       116,352
      8,150   Rockwell Collins, Inc. ........       189,569
     23,700   Sanmina-SCI Corp.(c)...........       106,413
        500   Thomas & Betts Corp.(c)........         8,450
                                               ------------
                                                  1,461,039
                                               ------------
              ENGINEERING -- 0.03%
      3,600   Fluor Corp. ...................       100,800
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.13%
     10,800   Allied Waste Industries,
                Inc.(c)......................  $    108,000
     17,600   Waste Management, Inc. ........       403,392
                                               ------------
                                                    511,392
                                               ------------
              FINANCIAL SERVICES -- 5.11%
     41,100   American Express Company.......     1,452,885
      4,800   Bear Stearns Companies,
                Inc. ........................       285,120
     10,150   Capital One Financial
                Corp.(a).....................       301,658
     17,250   Charles Schwab Corp. ..........       187,162
    151,949   Citigroup, Inc. ...............     5,347,085
     13,500   Concord EFS, Inc.(c)...........       212,490
      5,450   Countrywide Financial Corp. ...       281,492
      3,050   Deluxe Corp. ..................       128,405
      5,400   Equifax, Inc. .................       124,956
     39,500   Fannie Mae.....................     2,541,035
     35,150   Freddie Mac....................     2,075,607
      5,600   Goldman Sachs Group, Inc. .....       381,360
      8,600   H & R Block, Inc. .............       345,720
     13,250   Household International,
                Inc. ........................       368,483
      6,500   Lehman Brothers Holdings,
                Inc. ........................       346,385
     51,750   MBNA Corp. ....................       984,285
     26,900   Merrill Lynch & Company,
                Inc.(a)......................     1,020,855
      4,950   Moody's Corp. .................       204,385
     33,750   Morgan Stanley.................     1,347,300
     16,700   Providian Financial Corp.(c)...       108,383
     18,050   Prudential Financial, Inc. ....       572,907
      4,700   SLM Corp. .....................       488,142
      5,600   Synovus Financial Corp. .......       108,640
                                               ------------
                                                 19,214,740
                                               ------------
              FOOD AND BEVERAGE -- 3.36%
      1,500   Adolph Coors Company -- Class
                B............................        91,875
     12,250   Albertson's, Inc. .............       272,685
     26,450   Anheuser-Busch Companies,
                Inc. ........................     1,280,180
     24,850   Archer-Daniels-Midland
                Company......................       308,140
      2,000   Brown-Forman Corp. -- Class
                B............................       130,720
     10,750   Campbell Soup Company..........       252,302
     69,650   Coca-Cola Company..............     3,052,063
     12,000   Coca-Cola Enterprises, Inc. ...       260,640
     15,100   ConAgra Foods, Inc. ...........       377,651
      4,550   General Mills, Inc. ...........       213,623
      3,600   Hershey Foods Corp. ...........       242,784
     11,100   H.J. Heinz Company.............       364,857
     12,650   Kellogg Company................       433,515
      7,100   Pepsi Bottling Group, Inc. ....       182,470
     49,750   PepsiCo, Inc. .................     2,100,445
     59,550   Philip Morris Companies,
                Inc. ........................     2,413,562

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     22,250   Sara Lee Corp. ................  $    500,847
      4,450   UST, Inc. .....................       148,763
                                               ------------
                                                 12,627,122
                                               ------------
              INSURANCE -- 2.48%
      9,850   ACE, Ltd. .....................       288,999
      8,000   Aetna, Inc. ...................       328,960
     14,200   AFLAC, Inc. ...................       427,704
     20,950   Allstate Corp. ................       774,941
      3,100   Ambac Financial Group, Inc. ...       174,344
     30,703   American International Group,
                Inc. ........................     1,776,169
      9,950   Aon Corp. .....................       187,955
      2,050   Chubb Corp. ...................       107,010
      7,600   CIGNA Corp. ...................       312,512
      4,700   Cincinnati Financial Corp. ....       176,485
      6,400   Hartford Financial Services
                Group, Inc. .................       290,752
      4,050   Jefferson-Pilot Corp. .........       154,346
      7,950   John Hancock Financial
                Services, Inc. ..............       221,805
      2,100   Lincoln National Corp. ........        66,318
      5,200   Loews Corp.(a).................       231,192
     16,550   Marsh & McLennan Companies,
                Inc. ........................       764,776
      4,300   MBIA, Inc. ....................       188,598
     21,650   MetLife, Inc. .................       585,416
      2,950   MGIC Investment Corp. .........       121,835
      8,900   Principal Financial Group,
                Inc. ........................       268,157
      8,950   Progressive Corp. .............       444,188
      3,100   SAFECO Corp. ..................       107,477
      2,750   St. Paul Companies, Inc. ......        93,637
      3,600   Torchmark Corp. ...............       131,508
     42,646   Travelers Property Casualty
                Corp. -- Class B(c)..........       624,764
      6,900   UnumProvident Corp. ...........       121,026
      4,350   XL Capital, Ltd. -- Class A....       336,038
                                               ------------
                                                  9,306,912
                                               ------------
              INTERNET SERVICES -- 0.15%
      3,750   eBay, Inc.(c)..................       254,325
     19,050   Yahoo!, Inc.(c)................       311,468
                                               ------------
                                                    565,793
                                               ------------
              LEISURE AND RECREATION -- 0.25%
      7,100   Carnival Corp. ................       177,145
      6,400   Harrah's Entertainment,
                Inc.(c)......................       253,440
      9,750   Hilton Hotels Corp. ...........       123,923

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
      3,400   International Game
                Technology(c)................  $    258,128
      5,400   Starwood Hotels & Resorts
                Worldwide, Inc. .............       128,196
                                               ------------
                                                    940,832
                                               ------------
              MACHINERY AND OTHER PRODUCTS -- 0.14%
      7,500   Dover Corp. ...................       218,700
      5,000   Ingersoll-Rand Company -- Class
                A............................       215,300
      4,500   Rockwell Automation, Inc. .....        93,195
                                               ------------
                                                    527,195
                                               ------------
              MANUFACTURING -- 1.25%
      3,000   Ball Corp.(a)..................       153,570
      2,200   Bemis Company, Inc. ...........       109,186
      2,800   Cooper Industries,
                Inc. -- Class A..............       102,060
      2,200   Crane Company..................        43,846
      4,400   Danaher Corp. .................       289,080
      3,050   Eaton Corp. ...................       238,235
     26,150   Honeywell International,
                Inc. ........................       627,600
      8,900   Illinois Tool Works, Inc. .....       577,254
      3,200   ITT Industries, Inc. ..........       194,208
      4,500   Parker-Hannifin Corp. .........       207,585
      6,250   Textron, Inc. .................       268,687
     12,150   3M Company.....................     1,498,095
     23,850   Tyco International, Ltd. ......       407,358
                                               ------------
                                                  4,716,764
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.94%
      8,200   Anthem, Inc.(c)................       515,780
     16,650   HCA, Inc. .....................       690,975
      8,500   Health Management Associates,
                Inc. -- Class A..............       152,150
      8,300   Humana, Inc.(c)................        83,000
      3,700   Manor Care, Inc.(c)............        68,857
      8,150   McKesson Corp. ................       220,295
      3,250   Quest Diagnostics, Inc.(c).....       184,925
     13,850   Tenet Healthcare Corp.(c)......       227,140
      9,900   UnitedHealth Group, Inc. ......       826,650
      7,750   Wellpoint Health Networks,
                Inc.(c)......................       551,490
                                               ------------
                                                  3,521,262
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.88%
     12,700   Becton, Dickinson & Company....       389,763
     12,500   Boston Scientific Corp.(c).....       531,500
      2,800   C.R. Bard, Inc. ...............       162,400
     17,650   Guidant Corp.(c)...............       544,503
     88,684   Johnson & Johnson..............     4,763,218

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      7,600   St. Jude Medical, Inc.(c)......  $    301,872
      5,700   Stryker Corp. .................       382,584
                                               ------------
                                                  7,075,840
                                               ------------
              METALS AND MINING -- 0.16%
      3,500   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B(a)(c)........        58,730
     12,100   Newmont Mining Corp.(a)........       351,263
      2,250   Nucor Corp. ...................        92,925
      2,100   Phelps Dodge Corp.(c)..........        66,465
      1,700   United States Steel Corp. .....        22,304
                                               ------------
                                                    591,687
                                               ------------
              MOTOR VEHICLES -- 0.51%
     94,200   Ford Motor Company(a)..........       876,060
     17,550   General Motors Corp.(a)........       646,893
      3,600   Harley-Davidson, Inc. .........       166,320
      5,250   PACCAR, Inc. ..................       242,183
                                               ------------
                                                  1,931,456
                                               ------------
              OIL, COAL AND GAS -- 3.06%
      3,500   Amerada Hess Corp. ............       192,675
      7,600   Anadarko Petroleum Corp. ......       364,040
      5,750   Apache Corp. ..................       327,692
      6,300   Baker Hughes, Inc. ............       202,797
      5,800   Burlington Resources, Inc. ....       247,370
     20,313   ConocoPhillips.................       982,946
      6,000   Devon Energy Corp.(a)..........       275,400
    199,050   Exxon Mobil Corp. .............     6,954,807
     12,500   Halliburton Company............       233,875
     14,250   Marathon Oil Corp. ............       303,382
      5,800   Nabors Industries, Ltd.(c).....       204,566
      4,450   Noble Corp.(c).................       156,417
     11,400   Occidental Petroleum Corp. ....       324,330
      3,300   Rowan Companies, Inc. .........        74,910
     17,150   Transocean, Inc. ..............       397,880
      8,100   Unocal Corp. ..................       247,698
                                               ------------
                                                 11,490,785
                                               ------------
              OIL AND GAS: PIPELINES -- 0.04%
      4,000   Kinder Morgan, Inc. ...........       169,080
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.31%
      1,600   Boise Cascade Corp. ...........        40,352
      7,900   Georgia-Pacific Corp. .........       127,664
     15,550   International Paper Company....       543,783
      5,700   MeadWestvaco Corp. ............       140,847
      4,750   Plum Creek Timber Company,
                Inc. ........................       112,100

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
      1,500   Temple-Inland, Inc. ...........  $     67,215
      2,450   Weyerhaeuser Company...........       120,565
                                               ------------
                                                  1,152,526
                                               ------------
              PHARMACEUTICALS -- 4.11%
      1,500   Allergan, Inc. ................        86,430
      4,600   AmerisourceBergen Corp. .......       249,826
     14,450   Cardinal Health, Inc.(a).......       855,296
      5,700   Forest Laboratories, Inc.(c)...       559,854
      9,300   King Pharmaceuticals,
                Inc.(c)......................       159,867
     66,950   Merck & Company, Inc. .........     3,790,040
    183,840   Pfizer, Inc. ..................     5,619,989
     38,550   Pharmacia Corp. ...............     1,611,390
     43,300   Schering-Plough Corp. .........       961,260
      2,900   Watson Pharmaceuticals,
                Inc.(c)......................        81,983
     39,600   Wyeth..........................     1,481,040
                                               ------------
                                                 15,456,975
                                               ------------
              PUBLISHING -- 0.16%
      2,300   Knight-Ridder, Inc. ...........       145,475
      1,700   New York Times Company -- Class
                A............................        77,741
      8,150   Tribune Company................       370,499
                                               ------------
                                                    593,715
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.12%
     11,550   Equity Office Properties
                Trust........................       288,519
      4,600   Simon Property Group, Inc. ....       156,722
                                               ------------
                                                    445,241
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.59%
     38,284   Amgen, Inc.(c).................     1,850,649
      4,150   Biogen, Inc.(c)................       166,249
      4,800   Chiron Corp.(c)................       180,480
      3,400   Quintiles Transnational
                Corp.(c).....................        41,140
                                               ------------
                                                  2,238,518
                                               ------------
              RETAIL -- 2.90%
     11,000   Bed Bath & Beyond, Inc.(c).....       379,830
      8,775   Best Buy Company, Inc.(c)......       211,916
      4,000   Big Lots, Inc.(c)..............        52,920
     12,250   CVS Corp. .....................       305,882
      3,150   Dillard's, Inc. -- Class A.....        49,959
      8,650   Dollar General Corp. ..........       103,368
      4,300   Family Dollar Stores, Inc. ....       134,203
      6,500   Federated Department Stores,
                Inc.(c)......................       186,940
     70,100   Home Depot, Inc. ..............     1,679,596
     13,000   J.C. Penney Company, Inc.(a)...       299,130
     10,250   Kohl's Corp.(c)................       573,488

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
     31,850   Lowe's Companies, Inc. ........  $  1,194,375
      8,150   May Department Stores
                Company......................       187,287
      3,500   Nordstrom, Inc.(a).............        66,395
     14,900   Office Depot, Inc.(c)..........       219,924
      8,200   RadioShack Corp.(a)............       153,668
     21,050   Staples, Inc.(c)...............       385,215
     27,500   Target Corp. ..................       825,000
      3,850   Tiffany & Company..............        92,054
     15,100   TJX Companies, Inc. ...........       294,752
     29,350   Walgreen Company...............       856,726
     52,370   Wal-Mart Stores, Inc. .........     2,645,209
                                               ------------
                                                 10,897,837
                                               ------------
              RETAIL: RESTAURANTS -- 0.33%
      7,950   Darden Restaurants, Inc. ......       162,577
     35,650   McDonald's Corp. ..............       573,252
     11,100   Starbucks Corp.(c).............       226,218
      2,600   Wendy's International, Inc. ...        70,382
      8,350   Yum! Brands, Inc.(c)...........       202,237
                                               ------------
                                                  1,234,666
                                               ------------
              RETAIL: SUPERMARKETS -- 0.13%
     24,800   Kroger Company(c)..............       383,160
      3,300   SUPERVALU, Inc. ...............        54,483
      4,400   Winn-Dixie Stores, Inc.(a).....        67,232
                                               ------------
                                                    504,875
                                               ------------
              RUBBER PRODUCTS -- 0.02%
      2,250   Cooper Tire & Rubber Company...        34,515
      4,800   Goodyear Tire & Rubber
                Company(a)...................        32,688
                                               ------------
                                                     67,203
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.08%
      6,900   Applera Corp.-Applied
                Biosystems Group.............       121,026
      4,000   Pall Corp. ....................        66,720
      5,200   Thermo Electron Corp.(c).......       104,624
                                               ------------
                                                    292,370
                                               ------------
              SEMICONDUCTORS -- 1.71%
      9,000   Advanced Micro Devices,
                Inc.(a)(c)...................        58,140
      9,700   Altera Corp.(c)................       119,698
      4,300   Analog Devices, Inc.(c)........       102,641
     50,000   Applied Materials, Inc.(c).....       651,500
    196,850   Intel Corp. ...................     3,064,955
      4,700   KLA-Tencor Corp.(c)............       166,239
     10,600   Linear Technology Corp. .......       272,632
      9,850   LSI Logic Corp.(c).............        56,834

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     10,600   Maxim Integrated Products,
                Inc.(a)......................  $    350,224
      7,400   Micron Technology, Inc.(c).....        72,076
      5,500   National Semiconductor
                Corp.(c).....................        82,555
      6,000   Novellus Systems, Inc.(c)......       168,480
      4,000   Qlogic Corp.(a)(c).............       138,040
      1,950   Teradyne, Inc.(a)(c)...........        25,370
     55,100   Texas Instruments, Inc. .......       827,051
     13,000   Xilinx, Inc.(c)................       267,800
                                               ------------
                                                  6,424,235
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.75%
      8,850   ALLTEL Corp. ..................       451,350
      2,700   Andrew Corp.(a)(c).............        27,756
     23,010   AT&T Corp. ....................       600,791
     57,600   BellSouth Corp. ...............     1,490,112
      7,050   CenturyTel, Inc.(a)............       207,129
     18,700   CIENA Corp.(c).................        96,118
      3,100   Citizens Communications
                Company(a)(c)................        32,705
      4,100   Comverse Technology, Inc.(c)...        41,082
     71,800   Motorola, Inc. ................       621,070
     26,400   Nextel Communications, Inc. --
                Class A(c)...................       304,920
     98,450   SBC Communications, Inc. ......     2,668,980
      4,950   Scientific-Atlanta, Inc.(a)....        58,707
     34,550   Sprint Corp.(FON Group)........       500,284
     10,400   Tellabs, Inc.(c)...............        75,608
     81,150   Verizon Communications,
                Inc. ........................     3,144,563
                                               ------------
                                                 10,321,175
                                               ------------
              TOOLS -- 0.08%
      3,500   Black & Decker Corp. ..........       150,115
      1,700   Snap-on, Inc. .................        47,787
      2,650   Stanley Works..................        91,637
                                               ------------
                                                    289,539
                                               ------------
              TOYS -- 0.13%
      5,500   Hasbro, Inc. ..................        63,525
     21,600   Mattel, Inc. ..................       413,640
                                               ------------
                                                    477,165
                                               ------------
              TRANSPORTATION -- 0.83%
     10,600   Burlington Northern Santa Fe
                Corp. .......................       275,706
     11,100   Norfolk Southern Corp. ........       221,889
      3,000   Ryder System, Inc. ............        67,320

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION (CONTINUED)
      8,000   Union Pacific Corp. ...........  $    478,960
     32,850   United Parcel Service, Inc. --
                Class B......................     2,072,178
                                               ------------
                                                  3,116,053
                                               ------------
              UTILITIES -- 1.35%
      8,690   American Electric Power
                Company, Inc. ...............       237,498
      4,900   Cinergy Corp. .................       165,228
      6,200   Consolidated Edison, Inc. .....       265,484
      4,300   Constellation Energy Group,
                Inc. ........................       119,626
      4,500   DTE Energy Company.............       208,800
      9,100   Dominion Resources, Inc. ......       499,590
     27,200   Duke Energy Corp. .............       531,488
      6,550   Entergy Corp. .................       298,615
      8,450   FirstEnergy Corp. .............       278,597
      4,000   KeySpan Corp. .................       140,960
      1,300   NICOR, Inc. ...................        44,239
      6,100   NiSource, Inc. ................       122,000
        650   Peoples Energy Corp.(a)........        25,122
     19,150   PG&E Corp.(c)..................       266,185
      2,600   Pinnacle West Capital Corp. ...        88,634
      6,300   PPL Corp. .....................       218,484
      6,100   Progress Energy, Inc. .........       264,435
      5,500   Public Service Enterprise
                Group, Inc.(a)...............       176,550
      5,300   Sempra Energy..................       125,345
     21,750   Southern Company...............       617,482
      4,050   Teco Energy, Inc.(a)...........        62,654
     10,450   TXU Corp. .....................       195,206
      9,800   Xcel Energy, Inc.(a)...........       107,800
                                               ------------
                                                  5,060,022
                                               ------------
              UTILITIES: ELECTRIC -- 0.44%
      3,700   Ameren Corp. ..................       153,809
     10,200   American Power Conversion
                Corp.(c).....................       154,530
     14,600   CenterPoint Energy, Inc. ......       124,100
      7,500   CMS Energy Corp.(a)............        70,800
     15,650   Edison International(c)........       185,452
     13,000   Exelon Corp. ..................       686,010
      4,600   FPL Group, Inc. ...............       276,598
                                               ------------
                                                  1,651,299
                                               ------------
              TOTAL COMMON STOCK
                (Cost $242,534,924)..........   216,941,015
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 15.64%
              AEROSPACE AND DEFENSE -- 0.35%
$   175,000   Lockheed Martin Corp.,
                7.25%, 05/15/06..............  $    197,236
    430,000   Lockheed Martin Corp.,
                7.20%, 05/01/36..............       514,070
     90,000   Northrop Grumman Corp.,
                7.125%, 02/15/11.............       102,454
     20,000   Northrop Grumman Corp.,
                7.75%, 02/15/31..............        24,053
    425,000   Raytheon Company,
                8.20%, 03/01/06..............       477,834
                                               ------------
                                                  1,315,647
                                               ------------
              APPAREL: MANUFACTURING -- 0.03%
    100,000   Levi Strauss & Company -- 144A,
                12.25%, 12/15/12.............        98,500
                                               ------------
              AUTOMOBILES -- 0.09%
    180,000   Autonation, Inc.,
                9.00%, 08/01/08..............       182,700
    150,000   DaimlerChrysler AG Corp.,
                7.45%, 03/01/27..............       163,068
                                               ------------
                                                    345,768
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.06%
    175,000   Dura Operating Corp., Series B,
                8.625%, 04/15/12.............       176,750
     30,000   Lear Corp., Series B,
                8.11%, 05/15/09..............        31,875
                                               ------------
                                                    208,625
                                               ------------
              BANKS -- 1.05%
    220,000   Bank of America Corp.,
                3.875%, 01/15/08.............       223,431
    105,000   Bank of America Corp.,
                7.80%, 02/15/10..............       125,074
     75,000   Bank of America Corp.,
                7.40%, 01/15/11..............        88,485
    125,000   Barclays Bank PLC -- 144A,
                6.86%, 09/15/49..............       128,554
    490,000   Barclays Bank PLC -- 144A,
                8.55%, 09/15/49(a)...........       599,263
  1,170,000   European Investment Bank,
                5.625%, 01/24/06.............     1,283,285
    400,000   FleetBoston Financial Corp.,
                Series MTNT,
                4.20%, 11/30/07..............       402,756
     45,000   JP Morgan Chase & Company,
                5.25%, 05/30/07(a)...........        47,620
    175,000   JP Morgan Chase & Company,
                7.125%, 06/15/09.............       194,333
    125,000   JP Morgan Chase & Company,
                5.75%, 01/02/13..............       126,820

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   325,000   International Finance Corp.,
                5.25%, 05/02/06..............  $    353,116
    360,000   U.S. Bancorp, Series MTNN,
                3.95%, 08/23/07..............       368,450
                                               ------------
                                                  3,941,187
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.77%
    175,000   Adelphia Communications Corp.,
                10.875%, 10/01/10(a)*........        67,375
    330,000   AOL Time Warner, Inc.,
                5.625%, 05/01/05.............       337,673
     30,000   AOL Time Warner, Inc.,
                6.15%, 05/01/07..............        31,200
      5,000   AOL Time Warner, Inc.,
                7.625%, 04/15/31.............         5,157
    325,000   Charter Communications Holdings
                LLC,
                10.75%, 10/01/09.............       148,687
     95,000   Charter Communications Holdings
                LLC,
                11.125%, 01/15/11............        43,463
    570,000   Comcast Cable Communications,
                Inc.,
                6.875%, 06/15/09.............       607,366
    110,000   CSC Holdings, Inc.,
                7.88%, 12/15/07..............       106,287
    400,000   Echostar Broadband Corp.,
                10.375%, 10/01/07............       435,000
    160,000   Time Warner, Inc.,
                9.125%, 01/15/13.............       188,045
     30,000   Time Warner, Inc.,
                7.25%, 10/15/17..............        31,253
     60,000   Time Warner, Inc.,
                6.875%, 06/15/18.............        60,161
    295,000   Time Warner, Inc.,
                6.95%, 01/15/28..............       281,315
    455,000   Time Warner, Inc.,
                6.625%, 05/15/29.............       419,826
    100,000   Turner Broadcasting,
                8.375%, 07/01/13.............       112,907
                                               ------------
                                                  2,875,715
                                               ------------
              BUSINESS SERVICES -- 0.02%
     70,000   Iron Mountain, Inc.,
                7.75%, 01/15/15(a)...........        70,350
                                               ------------
              CHEMICALS -- 0.21%
    150,000   Dow Chemical Company,
                5.75%, 12/15/08..............       156,720
    165,000   Dow Chemical Company,
                6.00%, 10/01/12..............       168,941
    155,000   Dow Chemical Company,
                7.375%, 11/01/29.............       168,234

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$    90,000   Lyondell Chemical Company --
                144A,
                9.50%, 12/15/08..............  $     84,150
    145,000   Lyondell Chemical Company,
                11.125%, 07/15/12............       143,550
     70,000   Methanex Corp.,
                7.75%, 08/15/05..............        70,350
                                               ------------
                                                    791,945
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.02%
     80,000   Seagate Technology
                Holdings -- 144A,
                8.00%, 05/15/09..............        83,200
                                               ------------
              CONSTRUCTION SERVICE AND SUPPLIES -- 0.26%
     65,000   Ainsworth Lumber Company, Ltd.,
                13.875%, 07/15/07............        69,875
    130,000   D.R. Horton, Inc.,
                10.50%, 04/01/05.............       137,800
     70,000   D.R. Horton, Inc.,
                7.50%, 12/01/07..............        68,950
     45,000   D.R. Horton, Inc.,
                8.00%, 02/01/09..............        45,225
    500,000   Ryland Group,
                8.00%, 08/15/06..............       517,500
     55,000   Toll Corp.,
                8.25%, 12/01/11..............        55,550
     70,000   WCI Communities, Inc.,
                10.625%, 02/15/11............        67,900
                                               ------------
                                                    962,800
                                               ------------
              CONSUMER GOODS AND SUPPLIES -- 0.05%
    180,000   Owens-Brockway -- 144A,
                8.75%, 11/15/12..............       183,600
                                               ------------
              ELECTRONICS -- 0.07%
     60,000   Flextronics International,
                Ltd.,
                9.875%, 07/01/10(a)..........        64,950
     80,000   L-3 Communications Corp. --
                144A,
                7.625%, 06/15/12.............        82,800
     95,000   Sanmina-SCI Corp. -- 144A,
                10.375%, 01/15/10............        96,425
                                               ------------
                                                    244,175
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.14%
    525,000   Allied Waste North America,
                Series B,
                10.00%, 08/01/09.............       523,687
                                               ------------
              FINANCIAL SERVICES -- 2.67%
    675,000   Citigroup, Inc.,
                6.75%, 12/01/05..............       751,083
    375,000   Citigroup, Inc.,
                5.75%, 05/10/06..............       407,403

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   675,000   Citigroup, Inc.,
                7.25%, 10/01/10..............  $    784,773
    150,000   Credit Suisse First Boston USA,
                Inc.,
                4.625%, 01/15/08.............       152,219
    155,000   Credit Suisse First Boston USA,
                Inc.,
                6.125%, 11/15/11.............       162,002
    125,000   Credit Suisse First Boston USA,
                Inc.,
                7.125%, 07/15/32.............       133,210
    480,000   Ford Motor Credit Company,
                6.875%, 02/01/06.............       481,169
    575,000   Ford Motor Credit Company,
                7.375%, 10/28/09.............       570,647
    250,000   Ford Motor Credit Company,
                7.25%, 10/25/11..............       243,307
    375,000   General Electric Capital Corp.,
                Series MTNA,
                5.35%, 03/30/06..............       402,306
    140,000   General Electric Capital Corp.,
                Series MTNA,
                7.375%, 01/19/10.............       162,843
    555,000   General Electric Capital Corp.,
                Series MTNA,
                6.125%, 02/22/11.............       602,048
     70,000   General Electric Capital Corp.,
                Series MTNA,
                5.875%, 02/15/12.............        74,969
    395,000   General Electric Capital Corp.,
                Series MTNA,
                6.00%, 06/15/12..............       427,246
    305,000   General Electric Capital Corp.,
                Series MTNA,
                5.45%, 01/15/13..............       317,426
    360,000   General Motors Acceptance
                Corp.,
                6.75%, 01/15/06..............       373,077
    775,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11..............       790,956
    605,000   General Motors Acceptance
                Corp.,
                6.875%, 09/15/11.............       604,318
     15,000   General Motors Acceptance
                Corp.,
                6.875%, 08/28/12.............        14,812
     85,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............        85,704
    520,000   Household Finance Corp.,
                6.375%, 10/15/11.............       544,577
     45,000   LaBranche & Company,
                12.00%, 03/02/07.............        50,400
     45,000   LaBranche & Company,
                9.50%, 08/15/04..............        47,700
    460,000   Lehman Brothers Holdings,
                6.25%, 05/15/06..............       503,318

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   420,000   Morgan Stanley,
                5.80%, 04/01/07..............  $    456,021
    195,000   Morgan Stanley,
                6.75%, 04/15/11..............       217,046
    200,000   Verizon Global Funding Corp.,
                6.125%, 06/15/07(a)..........       219,658
    400,000   Verizon Global Funding Corp.,
                7.75%, 06/15/32..............       470,666
                                               ------------
                                                 10,050,904
                                               ------------
              FOOD AND BEVERAGE -- 0.57%
    265,000   Delhaize America, Inc.,
                8.125%, 04/15/11.............       256,765
     40,000   Del Monte Corp. -- 144A,
                8.625%, 12/15/12.............        41,000
    180,000   Fleming Companies, Inc.,
                10.125%, 04/01/08(a).........       155,700
    185,000   General Mills, Inc.,
                5.125%, 02/15/07.............       196,732
    260,000   General Mills, Inc.,
                6.00%, 02/15/12(a)...........       283,288
    445,000   Kellogg Company, Series B,
                6.60%, 04/01/11..............       501,988
     85,000   Kraft Foods, Inc.,
                5.25%, 06/01/07..............        91,901
    325,000   Kraft Foods, Inc.,
                5.625%, 11/01/11.............       348,053
    155,000   Roundy's Inc., Series B,
                8.875%, 06/15/12.............       152,675
    110,000   Safeway, Inc.,
                6.50%, 03/01/11..............       119,942
                                               ------------
                                                  2,148,044
                                               ------------
              INSURANCE -- 0.20%
     40,000   American General Capital,
                8.50%, 07/01/30..............        52,470
    340,000   Marsh & McLennan Companies,
                Inc. -- 144A,
                6.25%, 03/15/12..............       376,768
    145,000   Metlife, Inc.,
                6.125%, 12/01/11.............       156,778
     50,000   Metlife, Inc.,
                6.50%, 12/15/32..............        52,071
    100,000   Prudential Financial -- 144A,
                6.375%, 07/23/06.............       107,264
                                               ------------
                                                    745,351
                                               ------------
              LEISURE AND RECREATION -- 0.23%
     75,000   Argosy Gaming Company,
                10.75%, 06/01/09.............        82,875
     40,000   Boyd Gaming Corp. -- 144A,
                8.75%, 04/15/12..............        41,800

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$    90,000   Boyd Gaming Corp. -- 144A,
                7.75%, 12/15/12..............  $     88,537
    115,000   MGM Mirage, Inc.,
                9.75%, 06/01/07..............       127,650
     65,000   Mohegan Tribal Gaming,
                8.75%, 01/01/09..............        68,575
     50,000   Park Place Entertainment,
                8.875%, 09/15/08.............        53,254
     35,000   Park Place Entertainment,
                8.125%, 05/15/11(a)..........        36,488
    200,000   Six Flags, Inc.,
                9.50%, 02/01/09..............       194,000
    170,000   Starwood Hotels & Resorts
                Worldwide, Inc. -- 144A,
                7.375%, 05/01/07.............       167,875
                                               ------------
                                                    861,054
                                               ------------
              MACHINERY -- 0.03%
     50,000   Terex Corp., Series B,
                10.375%, 04/01/11............        47,250
     80,000   Terex Corp.,
                9.25%, 07/15/11..............        73,300
                                               ------------
                                                    120,550
                                               ------------
              MANUFACTURING -- 0.36%
    140,000   Briggs & Stratton Corp.,
                8.875%, 03/15/11.............       151,550
    260,000   Dresser, Inc.,
                9.375%, 04/15/11.............       262,600
     50,000   Grey Wolf, Inc.,
                8.875%, 07/01/07.............        51,250
    220,000   Honeywell International, Inc.,
                7.50%, 03/01/10..............       257,461
    200,000   Tyco International Group SA,
                6.375%, 06/15/05.............       194,129
    274,000   Tyco International Group SA,
                5.80%, 08/01/06..............       259,175
    190,000   Tyco International Group SA,
                6.75%, 02/15/11..............       179,878
                                               ------------
                                                  1,356,043
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.12%
     40,000   HealthSouth Corp.,
                7.00%, 06/15/08..............        33,000
    330,000   HealthSouth Corp.,
                10.75%, 10/01/08(a)..........       280,500
     55,000   United Surgical Partners,
                10.00%, 12/15/11.............        56,650
     75,000   Wellpoint Health Networks,
                Inc.,
                6.375%, 06/15/06.............        81,882
                                               ------------
                                                    452,032
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              METALS AND MINING -- 0.13%
$   220,000   AK Steel Corp. -- 144A,
                7.75%, 06/15/12(a)...........  $    222,750
    135,000   Codelco, Inc. -- 144A,
                6.375%, 11/30/12.............       141,761
     70,000   Oregon Steel Mills,
                Inc. -- 144A,
                10.00%, 07/15/09.............        71,400
     45,000   Trimas Corp. -- 144A,
                9.875%, 06/15/12.............        44,775
                                               ------------
                                                    480,686
                                               ------------
              OIL, COAL & GAS -- 0.60%
     50,000   Amerada Hess Corp.,
                7.125%, 03/15/33.............        53,445
    230,000   Anadarko Petroleum Corp.,
                5.375%, 03/01/07(a)..........       246,018
     75,000   Chesapeake Energy Corp.,
                9.00%, 08/15/12..............        79,875
     45,000   Chesapeake Energy
                Corp. -- 144A,
                7.75%, 01/15/15..............        45,000
    130,000   Coastal Corp.,
                7.75%, 06/15/10..............       102,210
    125,000   ConocoPhillips -- 144A,
                5.90%, 10/15/32..............       124,724
    610,000   Conoco Funding Company,
                6.35%, 10/15/11..............       682,337
    225,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       271,355
    500,000   Pogo Producing Corp., Series B,
                10.375%, 02/15/09............       544,375
    125,000   Swift Energy Company,
                9.375%, 05/01/12.............       121,875
                                               ------------
                                                  2,271,214
                                               ------------
              OIL AND GAS: PIPELINES -- 0.24%
    105,000   El Paso Corp. -- 144A,
                7.875%, 06/15/12(a)..........        73,629
     50,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............        31,074
     95,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32..............        59,041
     60,000   El Paso Energy
                Partners -- 144A,
                10.625%, 12/01/12............        61,650
     85,000   El Paso Natural Gas,
                7.50%, 11/15/26..............        60,085
    165,000   El Paso Natural Gas -- 144A,
                8.375%, 06/15/32.............       123,247
    220,000   Kinder Morgan Energy Partners,
                7.75%, 03/15/32..............       250,498
    190,000   Kinder Morgan Energy Partners,
                7.30%, 08/15/33..............       204,342
     55,000   Leviathan Gas Corp., Series B,
                10.375%, 06/01/09............        56,100
                                               ------------
                                                    919,666
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PACKAGING -- 0.02%
$    65,000   Smurfit-Stone Container
                Corp. -- 144A,
                8.25%, 10/01/12..............  $     66,625
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.28%
     50,000   Norske Skog Canada,
                8.625%, 06/15/11.............        50,625
    135,000   Tembec Industries, Inc.,
                8.50%, 02/01/11..............       136,688
    350,000   Weyerhaeuser Company,
                6.00%, 08/01/06..............       369,614
    100,000   Weyerhaeuser Company,
                5.25%, 12/15/09..............       101,261
    195,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       212,984
    115,000   Weyerhaeuser Company,
                7.125%, 07/15/23.............       123,483
     50,000   Weyerhaeuser Company,
                7.375%, 03/15/32.............        54,397
                                               ------------
                                                  1,049,052
                                               ------------
              PHARMACEUTICALS -- 0.09%
    110,000   AmerisourceBergen Corp.,
                8.125%, 09/01/08.............       117,700
    200,000   Pharmacia Corp.,
                6.50%, 12/01/18..............       220,383
                                               ------------
                                                    338,083
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 0.45%
  1,600,000   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06..............     1,680,181
                                               ------------
              PRIVATE ASSET BACKED: BANK -- 0.13%
    493,215   Washington Mutual, Inc., Series
                00-A1, Class A1, Floating
                Rate,
                1.71%(d), 06/25/24...........       490,690
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARD -- 0.26%
    975,000   Sears Credit Account Master
                Trust, Series 02-5, Class A,
                Floating Rate,
                1.82%(d), 11/17/09...........       975,909
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE -- 2.06%
$   800,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 02-CKN2, Class A3,
                6.133%, 04/15/37.............  $    885,610
    990,000   LB Commercial Mortgage Trust,
                Series 98-C4, Class A1B
                6.21%, 10/15/35..............     1,104,811
  1,868,938   Medallion Trust, Series 00-1G,
                Class A1, Floating Rate,
                1.99%(d), 07/12/31...........     1,871,368
    510,000   Morgan Stanley, Series 99-FNV1,
                Class A2,
                6.53%, 03/15/31..............       576,462
    920,000   NationsLink Funding Corp.,
                Series 98-2, Class A2,
                6.476%, 08/20/30.............     1,033,578
  1,330,129   SLM Student Loan Trust, Series
                02-1, Class A1, Floating
                Rate,
                1.87%(d), 10/25/10...........     1,328,074
    947,076   SLM Student Loan Trust, Series
                01-3, Class A1L, Floating
                Rate,
                1.88%(d), 04/25/10...........       948,160
                                               ------------
                                                  7,748,063
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.54%
    378,602   Bear Stearns Commercial
                Mortgage Securities, Series
                01, Class A1,
                6.08%, 02/15/35..............       411,953
  1,260,000   DLJ Commercial Mortgage Corp.,
                Series 98-CG1, Class A1B,
                6.41%, 06/10/31..............     1,410,169
    223,914   Fannie Mae, Series 00-40, Class
                F, Floating Rate,
                1.92%(e), 12/25/22...........       224,229
                                               ------------
                                                  2,046,351
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.64%
  2,000,000   Peco Energy Transition Trust,
                Series 00-A, Class A4,
                7.65%, 03/01/10..............     2,395,544
                                               ------------
              REAL ESTATE -- 0.10%
     50,000   EOP Operating LP,
                7.00%, 07/15/11..............        54,566
    300,000   Equity Office Properties Trust,
                7.875%, 07/15/31.............       327,673
                                               ------------
                                                    382,239
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 0.07%
    240,000   Avalonbay Communities,
                6.125%, 11/01/12.............       248,509
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL -- 0.17%
$    25,000   Office Depot, Inc.,
                10.00%, 07/15/08.............  $     28,625
    125,000   Sears Roebuck Acceptance Corp.,
                6.25%, 05/01/09..............       119,966
    100,000   Sears Roebuck Acceptance Corp.,
                6.75%, 08/15/11..............        95,495
     25,000   Sears Roebuck Acceptance Corp.,
                6.70%, 04/15/12..............        23,770
    420,000   Sears Roebuck Acceptance Corp.,
                7.00%, 06/01/32..............       353,059
                                               ------------
                                                    620,915
                                               ------------
              RETAIL: RESTAURANT -- 0.06%
    220,000   Yum! Brands, Inc.,
                8.875%, 04/15/11.............       239,800
                                               ------------
              RETAIL: SUPERMARKET -- 0.06%
    185,000   Kroger Company,
                7.80%, 08/15/07..............       213,424
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.01%
     45,000   Perkinelmer, Inc. -- 144A,
                8.875%, 01/15/13.............        44,550
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.44%
    675,000   ASIF Global Financing -- 144A,
                3.85%, 11/26/07..............       692,840
    916,000   Trains -- 144A,
                5.94%, 01/25/07..............       974,247
                                               ------------
                                                  1,667,087
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.07%
    190,000   Ameritech Capitol Funding,
                6.25%, 05/18/09..............       202,260
    588,000   AT&T Broadband Corp.,
                8.375%, 03/15/13.............       669,334
     59,000   AT&T Corp.,
                6.50%, 03/15/13..............        59,316
    235,000   AT&T Corp. -- 144A,
                8.00%, 11/15/31..............       259,914
    900,000   Dominion Resources, Inc.,
                Series B,
                7.625%, 07/15/05(a)..........       988,001
    180,000   Nextel Communications,
                10.65%, 09/15/07.............       172,800
     55,000   Nextel Communications,
                12.00%, 11/01/08.............        54,450
    260,000   Panamsat Corp. -- 144A,
                8.50%, 02/01/12..............       249,600
    245,000   Qwest Capital Funding,
                7.75%, 08/15/06..............       177,625
    260,000   Qwest Capital Funding,
                7.00%, 08/03/09..............       167,700

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   200,000   SBC Communications, Inc.,
                6.25%, 03/15/11..............  $    220,917
     35,000   Triton PCS, Inc.,
                9.375%, 02/01/11.............        29,225
    125,000   Verizon Maryland, Inc.,
                6.125%, 03/01/12.............       135,447
    280,000   Vodafone Group PLC,
                7.75%, 02/15/10..............       330,784
    630,000   WorldCom, Inc.,
                6.40%, 08/15/05*.............       151,200
    430,000   WorldCom, Inc.,
                8.00%, 05/15/06*.............       103,200
     20,000   WorldCom, Inc.,
                8.25%, 05/15/10*.............         4,800
    260,000   WorldCom, Inc.,
                8.25%, 05/15/31*.............        62,400
                                               ------------
                                                  4,038,973
                                               ------------
              TRANSPORTATION -- 0.25%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       273,783
    400,000   Canadian National Railway
                Company,
                6.90%, 07/15/28(i)...........       457,756
    200,000   Norfolk Southern Corp.,
                7.05%, 05/01/37..............       225,332
                                               ------------
                                                    956,871
                                               ------------
              UTILITIES: ELECTRIC -- 0.67%
    500,000   Calpine Corp.,
                7.875%, 04/01/08(i)..........       212,500
    125,000   CMS Energy Corp.,
                6.75%, 01/15/04..............       116,283
    445,000   DTE Energy Corp.,
                6.45%, 06/01/06..............       479,284
    150,000   Duke Energy Corp.,
                5.625%, 11/30/12.............       149,979
    200,000   Exelon Generation Company
                LLC -- 144A,
                6.95%, 06/15/11..............       216,615
    495,000   First Energy Corp., Series C,
                7.375%, 11/15/31.............       481,529
    120,000   Oncor Electric Corp. -- 144A,
                6.375%, 05/01/12.............       123,812
    205,000   Oncor Electric Corp. -- 144A,
                7.00%, 09/01/22..............       191,634
    150,000   Oncor Electric Corp. -- 144A,
                7.25%, 01/15/33..............       153,228

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   300,000   Progress Energy, Inc.,
                7.10%, 03/01/11..............  $    331,250
     65,000   Progress Energy, Inc.,
                7.75%, 03/01/31..............        74,148
                                               ------------
                                                  2,530,262
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $58,107,988)...........    58,783,871
                                               ------------
              MUNICIPAL BOND -- 0.07%
              CALIFORNIA
    250,000   California State Department of
                Water Powersupply Revenue
                Bond, Series E,
                3.975%, 05/01/05 (Cost
                $249,974)....................       253,673
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.27%
  3,049,277   Bundes Republic of Deutscheland
                Obligation, Series 140,
                4.50%, 08/17/07(f)...........     3,343,765
    345,000   Federative Republic of Brazil,
                11.50%, 03/12/08.............       263,062
     24,628   Federative Republic of Brazil,
                8.00%, 04/15/14..............        16,235
    140,000   Federative Republic of Brazil,
                12.75%, 01/15/20.............        98,350
  3,280,000   Government of Canada,
                6.00%, 06/01/11(g)...........     2,264,856
 15,935,000   Government of Sweden,
                8.00%, 08/15/07(h)...........     2,119,737
    115,000   Republic of Bulgaria,
                8.25%, 01/15/15..............       125,982
    580,055   Republic of Colombia,
                9.75%, 04/09/11..............       600,357
    175,000   Republic of Colombia,
                10.75%, 01/15/13.............       181,563
    472,000   Republic of Panama,
                8.25%, 04/22/08..............       490,880
    538,000   Republic of Panama,
                9.625%, 02/08/11.............       589,110
    165,000   Republic of Peru,
                9.125%, 01/15/08.............       167,063
    199,012   Republic of Poland, Series
                PDIB,
                7.00%, 10/27/14 **...........       203,306
    250,000   United Mexican States,
                9.875%, 02/01/10.............       305,020
    285,000   United Mexican States,
                8.375%, 01/14/11.............       322,763

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   250,000   United Mexican States,
                11.375%, 09/15/16............  $    338,564
    802,000   United Mexican States,
                8.125%, 12/30/19.............       856,899
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $11,597,540).................    12,287,512
                                               ------------
              US GOVERNMENT SECURITIES -- 4.68%
              US TREASURY BONDS -- 1.92%
  1,580,000   10.375%, 11/15/12(a)...........     2,112,263
    340,000   9.25%, 02/15/16................       504,634
    860,000   8.125%, 08/15/19(a)............     1,198,155
  1,585,000   8.50%, 02/15/20................     2,285,310
    895,000   6.75%, 08/15/26................     1,120,044
                                               ------------
                                                  7,220,406
                                               ------------
              US TREASURY NOTES -- 1.86%
  3,700,000   3.00%, 02/29/04................     3,774,870
     60,000   3.00%, 11/15/07(a).............        60,741
    225,000   6.00%, 08/15/09................       261,668
  1,565,000   6.50%, 02/15/10(a).............     1,871,155
  1,000,000   4.00%, 11/15/12................     1,014,454
                                               ------------
                                                  6,982,888
                                               ------------
              US TREASURY STRIPS -- 0.90%
  6,850,000   Zero coupon, 05/15/17(a).......     3,382,742
                                               ------------
              TOTAL US GOVERNMENT SECURITIES
                (Cost $16,865,455)...........    17,586,036
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 15.65%
              FANNIE MAE -- 10.43%
  1,320,000   5.00%, 01/15/07................     1,432,134
    575,000   4.75%, 06/18/07................       601,067
    485,000   7.25%, 01/15/10................       588,519
  1,305,000   6.00%, 05/15/11................     1,477,589
    650,000   6.625%, 11/15/30(a)............       765,181
  1,149,630   PL# 535675, 7.00%, 01/01/16....     1,222,406
    197,682   PL# 566031, 6.00%, 03/01/16....       206,922
    279,591   PL# 572465, 6.00%, 03/01/16....       292,660
    151,987   PL# 535833, 6.00%, 04/01/16....       159,091
    111,543   PL# 575334, 6.00%, 04/01/16....       116,756
    628,948   PL# 577855, 6.00%, 04/01/16....       658,346
    625,109   PL# 579234, 6.00%, 04/01/16....       654,327
    181,810   PL# 357125, 6.00%, 05/01/16....       190,308
    274,477   PL# 577523, 6.00%, 05/01/16....       287,306
    538,390   PL# 578769, 6.00%, 05/01/16....       563,555
    438,871   PL# 578771, 6.00%, 05/01/16....       459,385
    345,557   PL# 582491, 6.00%, 05/01/16....       361,708
    616,726   PL# 583058, 6.00%, 05/01/16....       645,552
    358,561   PL# 614924, 7.00%, 12/01/16....       381,259
     74,191   PL# 618454, 5.50%, 12/01/16....        77,058

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,459,920   PL# 428865, 7.00%, 06/01/28....  $  1,536,013
  2,729,105   PL# 406815, 7.00%, 07/01/28....     2,871,349
     54,090   PL# 535041, 7.00%, 12/01/29....        56,909
     24,130   PL# 549906, 7.50%, 09/01/30....        25,626
     20,107   PL# 552549, 7.50%, 09/01/30....        21,353
     30,097   PL# 558083, 7.50%, 10/01/30....        31,963
     22,376   PL# 561844, 7.50%, 11/01/30....        23,764
     16,344   PL# 558384, 7.50%, 01/01/31....        17,358
     27,377   PL# 568677, 7.50%, 01/01/31....        29,074
     25,204   PL# 572762, 7.50%, 03/01/31....        26,767
     47,098   PL# 582178, 7.50%, 06/01/31....        50,018
     64,085   PL# 594316, 6.50%, 07/01/31....        66,777
    780,570   PL# 545139, 7.00%, 08/01/31....       821,254
     21,721   PL# 602859, 6.50%, 10/01/31....        22,633
     22,794   PL# 620174, 6.50%, 12/01/31....        23,752
    176,923   PL# 631415, 6.50%, 02/01/32....       184,355
    106,229   PL# 564462, 6.50%, 03/01/32....       110,691
    522,007   PL# 627256, 6.50%, 03/01/32....       543,936
     83,024   PL# 649576, 6.00%, 12/01/32....        85,970
  1,000,000   TBA, 5.00%, 01/01/18...........     1,024,375
  7,700,000   TBA, 5.50%, 01/01/18...........     7,979,125
  1,300,000   TBA, 6.00%, 01/01/18...........     1,358,906
  2,600,000   TBA, 6.00%, 01/01/33...........     2,687,750
  7,100,000   TBA, 6.50%, 01/01/33...........     7,392,875
  1,000,000   TBA, 7.00%, 01/01/33...........     1,051,875
                                               ------------
                                                 39,185,597
                                               ------------
              FREDDIE MAC -- 0.99%
    150,000   5.50%, 07/15/06................       165,023
  2,575,000   4.875%, 03/15/07...............     2,784,919
    645,000   7.00%, 03/15/10................       774,757
                                               ------------
                                                  3,724,699
                                               ------------
              FREDDIE MAC GOLD -- 1.98%
    563,085   PL# E88749, 6.00%, 03/01/17....       589,378
    728,650   PL# E89456, 6.00%, 04/01/17....       762,675
  1,645,401   PL# E89531, 6.00%, 05/01/17....     1,722,234
    284,605   PL# E89874, 6.00%, 05/01/17....       297,895
  1,226,649   PL# E89913, 6.00%, 05/01/17....     1,283,929
    255,793   PL# E90227, 6.00%, 06/01/17....       267,738
    461,393   PL# E01172, 6.00%, 07/01/17....       482,938
    191,766   PL# E90603, 6.00%, 07/01/17....       200,721
    578,710   PL# E90827, 5.50%, 08/01/17....       601,290
    633,702   PL# G01315, 7.00%, 09/01/31....       666,257
    567,463   PL# C63679, 6.00%, 02/01/32....       587,969
                                               ------------
                                                  7,463,024
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.19%
$   255,273   PL# 780914, 6.00%, 11/15/28....  $    266,204
     58,537   PL# 480112, 6.00%, 04/15/29....        61,043
     89,033   PL# 499445, 6.00%, 04/15/29....        92,845
    455,711   PL# 557458, 6.00%, 05/15/31....       475,226
    158,819   PL# 551488, 6.00%, 06/15/31....       165,619
  2,741,419   PL# 003161, 6.50%, 11/20/31....     2,861,320
    477,613   PL# 256840, 6.00%, 12/15/31....       498,065
     47,522   PL# 590403, 6.00%, 08/15/32....        49,557
    498,968   PL# 389754, 6.00%, 10/15/32....       520,335
     29,774   PL# 471343, 6.00%, 10/15/32....        31,049
    132,826   PL# 552851, 6.00%, 10/15/32....       138,514
    498,969   PL# 578249, 6.00%, 10/15/32....       520,336
    499,025   PL# 587527, 6.00%, 10/15/32....       520,395
  1,656,430   PL# 590257, 6.00%, 10/15/32....     1,727,362
    292,448   PL# 599741, 6.00%, 10/15/32....       304,971
                                               ------------
                                                  8,232,841
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.06%
    250,000   Zero coupon, 07/15/18..........       108,850
    250,000   Zero coupon, 10/15/18..........       106,964
                                               ------------
                                                    215,814
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $57,715,770).................    58,821,975
                                               ------------
              SHORT TERM US GOVERNMENT SECURITY -- 0.13%
              US TREASURY BILL
    500,000   1.175%, 04/03/03(i) (Cost
                $498,499)....................       498,499
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.30%
  1,117,179   Merrimac Cash Fund -- Premium
                Class(b) (Cost $1,117,179)...     1,117,179
                                               ------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.09%
$   338,539   Morgan Stanley, Floating Rate,
                1.39%(+), 05/07/03(b) (Cost
                $338,539)....................       338,539
                                               ------------
              TIME DEPOSITS -- 1.99%
    338,539   American Express Centurion
                Bank,
                1.38%, 01/27/03(b)...........       338,539
  1,426,671   Bank of Montreal,
                1.32%, 01/30/03(b)...........     1,426,671

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$   338,539   Barclays PLC,
                1.32%, 02/14/03(b)...........  $    338,539
  1,015,617   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b)...........     1,015,617
  1,726,550   BNP Paribas,
                1.32%, 02/07/03(b)...........     1,726,550
    846,348   Royal Bank of Scotland,
                1.33%, 01/15/03(b)...........       846,348
  1,794,258   Royal Bank of Scotland,
                1.78%, 01/21/03(b)...........     1,794,258
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $7,486,522)..................     7,486,522
                                               ------------
              SHORT TERM CORPORATE NOTES -- 3.48%
    338,539   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)........       338,539
    846,348   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)........       846,348
  1,015,617   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)........     1,015,617
  1,218,741   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)........     1,218,741
  1,692,696   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)........     1,692,696
  2,200,504   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)........     2,200,504
    169,270   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)........       169,270
  4,231,739   Morgan Stanley, Floating Rate,
                1.36%(+), 03/25/03(b)........     4,231,739
    677,078   Morgan Stanley, Floating Rate,
                1.36%(+), 09/26/03(b)........       677,078
    677,078   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b)........       677,078
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $13,067,610).....    13,067,610
                                               ------------
              TOTAL SECURITIES (Cost
                $409,580,000)................   387,182,431
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 9.23%
$   338,539   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase proceeds
                at maturity $338,566
                (Collateralized by Callable
                Government Agency Backed
                Receipts, zero coupon, due
                01/15/21, with a value of
                $345,315)(b).................  $    338,539
  7,071,563   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $7,071,956 (Collateralized by
                Fannie Mae Adjustable Rate
                Mortgage, 6.164%, due
                06/01/30, with a value of
                $7,425,694)..................     7,071,563
 27,258,267   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $27,259,781 (Collateralized
                by Fannie Mae, 5.729%, due
                01/01/32, with a value of
                $28,621,180).................    27,258,267
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $34,668,369)...........    34,668,369
                                               ------------
              Total Investments -- 112.27%
                (Cost $444,248,369)..........   421,850,800
              Liabilities less other
                assets -- (12.27)%...........   (46,105,188)
                                               ------------
              NET ASSETS -- 100.00%..........  $375,745,612
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $458,192,999.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  9,230,729
    Gross unrealized depreciation..........   (45,572,928)
                                             ------------
    Net unrealized depreciation............  $(36,342,199)
                                             ============

---------------

(a)  All or part of this security is on loan.

(b)  Collateral for securities on loan.

(c)  Non-income producing security.

(d) Quarterly reset provision. The rate shown was in effect at December 31, 2002.

(e)  Monthly reset provision. The rate shown was in effect at December 31, 2002.

(f) Principal amount shown for this debt security is denominated in Euro dollars.

(g) Principal amount shown for this debt security is denominated in Canadian dollars.

(h)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(i)  Security is segregated as initial margin for futures contracts.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

*    Bond is in default.

**   Step bond. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 94.80%
              AEROSPACE -- 1.98%
     95,000   Northrop Grumman Corp. ......  $    9,215,000
    160,000   Raytheon Company.............       4,920,000
    235,000   Textron, Inc. ...............      10,102,650
    105,000   United Technologies Corp. ...       6,503,700
                                             --------------
                                                 30,741,350
                                             --------------
              APPAREL: MANUFACTURING -- 1.17%
    255,800   Liz Claiborne, Inc. .........       7,584,470
    293,100   V.F. Corp.(a)................      10,566,255
                                             --------------
                                                 18,150,725
                                             --------------
              AUTOMOBILES -- 0.41%
    215,001   Ford Motor Company(a)........       1,999,509
    120,000   General Motors Corp.(a)......       4,423,200
                                             --------------
                                                  6,422,709
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 2.34%
    270,000   Cummins, Inc. ...............       7,595,100
    314,400   Dana Corp. ..................       3,697,344
    145,000   Johnson Controls, Inc. ......      11,624,650
    142,725   Lear Corp.(a)(c).............       4,749,888
    153,900   Magna International, Inc. --
                Class A(a).................       8,641,485
                                             --------------
                                                 36,308,467
                                             --------------
              BANKS -- 13.37%
    627,100   Bank of America Corp. .......      43,627,347
    413,872   Bank One Corp. ..............      15,127,022
    652,880   FleetBoston Financial
                Corp. .....................      15,864,984
    196,400   Golden West Financial
                Corp. .....................      14,103,484
    241,400   Huntington Bancshares,
                Inc.(a)....................       4,516,594
    474,840   J.P. Morgan Chase &
                Company....................      11,396,160
    250,000   KeyCorp......................       6,285,000
    507,800   National City Corp. .........      13,873,096
    386,900   Regions Financial Corp.(a)...      12,906,984
    320,000   U.S. Bancorp.................       6,790,400
    605,200   Wachovia Corp. ..............      22,053,488
    540,150   Washington Mutual, Inc. .....      18,651,380
    479,200   Wells Fargo & Company........      22,460,104
                                             --------------
                                                207,656,043
                                             --------------
              BROADCAST SERVICES/MEDIA -- 0.79%
     58,165   Comcast Corp. -- Class
                A(c).......................       1,370,949
    180,000   McGraw-Hill Companies,
                Inc. ......................      10,879,200
                                             --------------
                                                 12,250,149
                                             --------------
              BUSINESS SERVICES -- 0.27%
    370,800   TMP Worldwide, Inc.(c).......       4,193,748
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CHEMICALS -- 2.61%
    720,395   Dow Chemical Company.........  $   21,395,731
    186,600   Eastman Chemical Company.....       6,861,282
    190,000   E.I. du Pont de Nemours and
                Company....................       8,056,000
    138,000   Lubrizol Corp. ..............       4,209,000
                                             --------------
                                                 40,522,013
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.60%
  1,522,400   Hewlett-Packard Company......      26,428,864
     61,000   International Business
                Machines Corp. ............       4,727,500
    280,000   Pitney Bowes, Inc. ..........       9,144,800
                                             --------------
                                                 40,301,164
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.89%
    142,000   Centex Corp. ................       7,128,400
    141,200   Pulte Homes, Inc.(a).........       6,759,244
                                             --------------
                                                 13,887,644
                                             --------------
              CONSUMER GOODS AND SERVICES -- 4.79%
    110,000   Avon Products, Inc. .........       5,925,700
     75,000   Eastman Kodak Company(a).....       2,628,000
    370,000   General Electric Company.....       9,009,500
    155,000   Gillette Company.............       4,705,800
     60,000   Kimberly-Clark Corp. ........       2,848,200
    466,200   Leggett & Platt, Inc. .......      10,461,528
    470,400   Philip Morris Companies,
                Inc. ......................      19,065,312
     50,000   Procter & Gamble Company.....       4,297,000
    296,100   Whirlpool Corp.(a)...........      15,462,342
                                             --------------
                                                 74,403,382
                                             --------------
              DISTRIBUTORS -- 1.76%
    236,200   Arrow Electronics, Inc.(c)...       3,020,998
    272,200   Avnet, Inc.(c)...............       2,947,926
    452,000   Genuine Parts Company........      13,921,600
    324,105   Ingram Micro, Inc. -- Class
                A(c).......................       4,002,697
    127,800   Tech Data Corp.(a)(c)........       3,445,488
                                             --------------
                                                 27,338,709
                                             --------------
              ELECTRONICS -- 1.09%
    185,000   Emerson Electric Company.....       9,407,250
  1,398,600   Solectron Corp.(c)...........       4,965,030
    147,600   Thomas & Betts Corp.(c)......       2,494,440
                                             --------------
                                                 16,866,720
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES -- 5.30%
    870,500   Citigroup, Inc. .............  $   30,632,895
    284,800   Fannie Mae...................      18,321,184
    173,000   Freddie Mac..................      10,215,650
    209,800   Lehman Brothers Holdings,
                Inc. ......................      11,180,242
    299,400   Morgan Stanley...............      11,952,048
                                             --------------
                                                 82,302,019
                                             --------------
              FOOD & BEVERAGE -- 1.44%
     75,000   Anheuser-Busch Companies,
                Inc. ......................       3,630,000
    135,000   Coca-Cola Company............       5,915,700
     75,000   PepsiCo, Inc. ...............       3,166,500
    859,239   Tyson Foods, Inc. -- Class
                A..........................       9,640,662
                                             --------------
                                                 22,352,862
                                             --------------
              INSURANCE -- 7.49%
    125,000   Aetna, Inc. .................       5,140,000
    185,000   Allstate Corp. ..............       6,843,150
    137,000   American International Group,
                Inc. ......................       7,925,450
    330,700   Chubb Corp.(a)...............      17,262,540
    267,600   CIGNA Corp. .................      11,003,712
    190,000   Lincoln National Corp. ......       6,000,200
    220,000   Marsh & McLennan Companies,
                Inc. ......................      10,166,200
    450,200   MetLife, Inc. ...............      12,173,408
     11,700   PartnerRe, Ltd. .............         606,294
    573,500   St. Paul Companies, Inc. ....      19,527,675
    270,300   Torchmark Corp. .............       9,874,059
    616,408   Travelers Property Casualty
                Corp. -- Class A(c)........       9,030,377
     55,079   Travelers Property Casualty
                Corp. -- Class B(c)........         806,907
                                             --------------
                                                116,359,972
                                             --------------
              MACHINERY -- 2.01%
    220,000   Caterpillar, Inc. ...........      10,058,400
    225,000   Deere & Company..............      10,316,250
    250,000   Ingersoll-Rand Company --
                Class A....................      10,765,000
                                             --------------
                                                 31,139,650
                                             --------------
              MANUFACTURING -- 4.64%
    229,000   Cooper Industries, Ltd. --
                Class A....................       8,347,050
    160,000   Eaton Corp. .................      12,497,600
    240,000   Honeywell International,
                Inc. ......................       5,760,000
    228,300   Owens-Illinois, Inc.(c)......       3,328,614
    270,000   Parker-Hannifin Corp.(a).....      12,455,100
    592,950   Smurfit-Stone Container
                Corp.(a)(c)................       9,126,093

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
    250,950   Sonoco Products Company......  $    5,754,283
    120,000   3M Company...................      14,796,000
                                             --------------
                                                 72,064,740
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.62%
    210,000   Baxter International,
                Inc.(a)....................       5,880,000
     70,000   Johnson & Johnson............       3,759,700
                                             --------------
                                                  9,639,700
                                             --------------
              METALS AND MINING -- 0.67%
    240,000   Alcoa, Inc. .................       5,467,200
    120,000   Nucor Corp. .................       4,956,000
                                             --------------
                                                 10,423,200
                                             --------------
              OIL, COAL AND GAS -- 9.93%
    150,000   Baker Hughes, Inc. ..........       4,828,500
    100,000   Burlington Resources,
                Inc. ......................       4,265,000
    415,393   ChevronTexaco Corp. .........      27,615,327
    478,425   ConocoPhillips, Inc.(a)......      23,150,986
    170,000   Diamond Offshore Drilling,
                Inc. ......................       3,714,500
  1,485,400   Exxon Mobil Corp. ...........      51,899,876
     85,000   Kerr-McGee Corp. ............       3,765,500
    120,000   Murphy Oil Corp. ............       5,142,000
    464,000   Occidental Petroleum
                Corp. .....................      13,200,800
     70,000   Schlumberger, Ltd. ..........       2,946,300
    135,000   Tidewater, Inc. .............       4,198,500
     46,700   Unocal Corp. ................       1,428,086
    220,000   Valero Energy Corp. .........       8,126,800
                                             --------------
                                                154,282,175
                                             --------------
              OIL AND GAS: PIPELINES -- 0.07%
    160,000   El Paso Corp.(a).............       1,113,600
                                             --------------
              PAPER AND FOREST PRODUCTS -- 3.68%
    833,884   Georgia-Pacific Group........      13,475,565
    444,400   International Paper
                Company....................      15,540,668
    605,826   MeadWestvaco Corp. ..........      14,969,960
    119,350   Temple-Inland, Inc. .........       5,348,074
    160,000   Weyerhaeuser Company.........       7,873,600
                                             --------------
                                                 57,207,867
                                             --------------
              PHARMACEUTICALS -- 4.56%
    135,000   Abbott Laboratories..........       5,400,000
    170,000   Bristol-Myers Squibb
                Company....................       3,935,500
    105,000   Eli Lilly & Company..........       6,667,500
    220,000   Merck & Company, Inc. .......      12,454,200
    630,000   Pfizer, Inc. ................      19,259,100
    300,000   Pharmacia Corp. .............      12,540,000

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    170,000   Schering-Plough Corp. .......  $    3,774,000
    180,000   Wyeth........................       6,732,000
                                             --------------
                                                 70,762,300
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.36%
    230,000   Equity Residential Properties
                Trust......................       5,653,400
                                             --------------
              RETAIL -- 1.76%
    315,700   Federated Department Stores,
                Inc.(c)....................       9,079,532
    346,500   May Department Stores
                Company(a).................       7,962,570
    430,300   Sears, Roebuck &
                Company(a).................      10,305,685
                                             --------------
                                                 27,347,787
                                             --------------
              RETAIL: SUPERMARKET -- 0.38%
    355,700   SUPERVALU, Inc. .............       5,872,607
                                             --------------
              RUBBER PRODUCTS -- 0.26%
    193,100   Cooper Tire & Rubber
                Company....................       2,962,154
    157,495   Goodyear Tire & Rubber
                Company(a).................       1,072,541
                                             --------------
                                                  4,034,695
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.84%
     35,960   AT & T Corp. ................         938,916
    570,379   BellSouth Corp. .............      14,755,705
  2,262,600   Corning, Inc.(c).............       7,489,206
  8,545,500   Nortel Networks Corp.(c).....      13,758,255
  2,313,800   Qwest Communications
                International, Inc.(c).....      11,569,000
  1,041,700   SBC Communications, Inc. ....      28,240,487
    964,950   Tellabs, Inc.(c).............       7,015,187
    580,652   Verizon Communications,
                Inc. ......................      22,500,265
                                             --------------
                                                106,267,021
                                             --------------
              TRANSPORTATION -- 2.78%
    366,500   Burlington Northern Santa Fe
                Corp. .....................       9,532,665
    110,000   Canadian National Railway
                Company....................       4,571,600
    302,100   CSX Corp. ...................       8,552,451
    609,900   Norfolk Southern Corp. ......      12,191,901
    140,000   Union Pacific Corp. .........       8,381,800
                                             --------------
                                                 43,230,417
                                             --------------
              UTILITIES: ELECTRIC -- 6.69%
    236,300   Ameren Corp. ................       9,822,991
    384,180   American Electric Power
                Company, Inc.(a)...........      10,499,639
    325,700   Cinergy Corp. ...............      10,982,604

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
    374,800   Constellation Energy Group,
                Inc.(a)....................  $   10,426,936
    180,000   Dominion Resources, Inc. ....       9,882,000
    260,000   Duke Energy Corp. ...........       5,080,400
    518,000   Entergy Corp. ...............      23,615,620
     95,000   Exelon Corp. ................       5,013,150
    312,500   PPL Corp. ...................      10,837,500
    305,800   Wisconsin Energy Corp. ......       7,706,160
                                             --------------
                                                103,867,000
                                             --------------
              UTILITIES: NATURAL GAS -- 1.25%
    250,000   KeySpan Corp. ...............       8,810,000
    447,425   Sempra Energy(a).............      10,581,601
                                             --------------
                                                 19,391,601
                                             --------------
              TOTAL COMMON STOCK (Cost
                $1,590,358,412)............   1,472,355,436
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.25%
  3,842,856   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $3,842,856)................       3,842,856
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 2.17%
$ 5,000,000   DaimlerChrysler,
                1.96%, 01/27/03............       4,992,922
 10,000,000   Deere and Company,
                1.60%, 01/10/03............       9,996,000
  5,400,000   Enterprise Funding Corp.,
                1.35%, 01/13/03............       5,397,570
  1,498,000   Ford Motor Credit Company,
                1.97%, 01/08/03............       1,497,426
  1,164,502   Morgan Stanley, Floating
                Rate, 1.39%(+),
                05/07/03(b)................       1,164,502
  6,500,000   Schlumberger Technology
                Corp., 1.33%, 01/15/03.....       6,496,638
  4,200,000   UBS Americas, Inc.,
                1.20%, 01/02/03............       4,199,860
                                             --------------
              TOTAL COMMERCIAL PAPER (Cost
                $33,744,918)...............      33,744,918
                                             --------------
              TIME DEPOSITS -- 1.66%
  1,164,502   American Express Centurion
                Bank, 1.38%, 01/27/03(b)...       1,164,502
  4,907,442   Bank of Montreal,
                1.32%, 01/30/03(b).........       4,907,442
  1,164,502   Barclays PLC,
                1.32%, 02/14/03(b).........       1,164,502
  3,493,505   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b).........       3,493,505
  5,938,959   BNP Paribas,
                1.32%, 02/07/03(b).........       5,938,959

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 2,911,255   Royal Bank of Scotland,
                1.33%, 01/15/03(b).........  $    2,911,255
  6,171,860   Royal Bank of Scotland,
                1.78%, 01/21/03(b).........       6,171,860
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $25,752,025)...............      25,752,025
                                             --------------
              SHORT TERM CORPORATE NOTES -- 2.89%
  1,164,502   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)......       1,164,502
  2,911,254   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)......       2,911,254
  3,493,505   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)......       3,493,505
  4,192,206   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)......       4,192,206
  5,822,509   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)......       5,822,509
  7,569,262   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)......       7,569,262
    582,251   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)......         582,251
 14,556,273   Morgan Stanley, Floating
                Rate, 1.36%(+),
                03/25/03(b)................      14,556,273
  2,329,003   Morgan Stanley, Floating
                Rate, 1.36%(+),
                09/26/03(b)................       2,329,003
  2,329,003   National City Corp., Floating
                Rate, 1.25%(+),
                01/23/03(b)................       2,329,003
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $44,949,768)...      44,949,768
                                             --------------
              TOTAL SECURITIES (Cost
                $1,698,647,979)............   1,580,645,003
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 2.99%
$ 1,164,502   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $1,164,594 (Collateralized
                by Callable Government
                Agency Backed Receipts,
                zero coupon, due 01/15/21,
                with a value of
                $1,187,809)(b).............  $    1,164,502
 45,334,785   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $45,337,303 (Collateralized
                by Fannie Mae, 1.82%, due
                09/18/31, with a value of
                $13,130,678 and Fannie Mae,
                1.82%, due 11/25/30, with a
                value of $34,475,238)......      45,334,785
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $46,499,287).........      46,499,287
                                             --------------
              Total Investments -- 104.76%
                (Cost $1,745,147,266)......   1,627,144,290
              Liabilities less other
                assets -- (4.76)%..........     (73,984,485)
                                             --------------
              NET ASSETS -- 100.00%........  $1,553,159,805
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $1,758,262,099.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  92,472,071
    Gross unrealized depreciation.........   (223,589,880)
                                            -------------
    Net unrealized depreciation...........  $(131,117,809)
                                            =============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing securities.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK -- 98.37%
              ADVERTISING -- 0.04%
     23,100   Interpublic Group of
                Companies, Inc. ............  $     325,248
                                              -------------
              AEROSPACE -- 3.40%
    170,850   Boeing Company................      5,636,341
     11,450   General Dynamics Corp. .......        908,786
      4,100   Goodrich Corp. ...............         75,112
    162,850   Lockheed Martin Corp. ........      9,404,587
      9,840   Northrop Grumman Corp. .......        954,480
    164,400   United Technologies Corp. ....     10,182,936
                                              -------------
                                                 27,162,242
                                              -------------
              AGRICULTURAL EQUIPMENT -- 0.07%
     12,250   Deere & Company...............        561,662
                                              -------------
              AIRLINES -- 0.17%
    207,800   AMR Corp.(c)..................      1,371,480
                                              -------------
              APPAREL: MANUFACTURING -- 0.21%
     10,350   Jones Apparel Group,
                Inc.(c).....................        366,804
     10,400   Liz Claiborne, Inc. ..........        308,360
     13,750   NIKE, Inc. -- Class B.........        611,463
     10,450   V.F. Corp. ...................        376,723
                                              -------------
                                                  1,663,350
                                              -------------
              APPAREL: RETAIL -- 1.09%
     43,700   Limited Brands................        608,741
      3,200   Reebok International,
                Ltd.(c).....................         94,080
    516,600   The Gap, Inc.(a)..............      8,017,632
                                              -------------
                                                  8,720,453
                                              -------------
              AUTOMOTIVE EQUIPMENT -- 0.13%
      5,600   AutoZone, Inc.(c).............        395,640
      4,900   Dana Corp. ...................         57,624
     27,850   Delphi Automotive Systems
                Corp. ......................        224,193
      4,100   Johnson Controls, Inc. .......        328,697
                                              -------------
                                                  1,006,154
                                              -------------
              BANKS -- 5.63%
     22,650   AmSouth Bancorp...............        434,880
    189,841   Bank of America Corp. ........     13,207,238
     61,600   Bank One Corp. ...............      2,251,480
     10,300   BB&T Corp.(a).................        380,997
     11,308   Charter One Financial,
                Inc. .......................        324,879
     13,300   Comerica, Inc. ...............        575,092
      9,000   First Tennessee National
                Corp. ......................        323,460
     58,150   FleetBoston Financial
                Corp. ......................      1,413,045
     15,000   Golden West Financial
                Corp. ......................      1,077,150
     17,700   Huntington Bancshares,
                Inc. .......................        331,167
    109,900   J.P. Morgan Chase & Company...      2,637,600
     21,300   KeyCorp. .....................        535,482

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
     14,700   Marshall & Ilsley Corp. ......  $     402,486
      9,000   Mellon Financial Corp. .......        234,990
     31,400   National City Corp. ..........        857,848
      8,350   North Fork Bancorporation,
                Inc. .......................        281,729
      6,350   PNC Financial Services
                Group.......................        266,065
     21,200   Regions Financial Corp. ......        707,232
     16,050   SouthTrust Corp. .............        398,842
     17,950   State Street Corp. ...........        700,050
     15,650   SunTrust Banks, Inc. .........        890,798
     15,700   Synovus Financial Corp. ......        304,580
     18,500   Union Planters Corp. .........        520,590
    104,750   U.S. Bancorp(a)...............      2,222,795
     72,800   Wachovia Corp. ...............      2,652,832
     71,750   Washington Mutual, Inc. ......      2,477,527
    179,950   Wells Fargo & Company.........      8,434,257
      5,300   Zions Bancorporation..........        208,550
                                              -------------
                                                 45,053,641
                                              -------------
              BROADCAST SERVICES/MEDIA -- 4.94%
    624,074   AOL Time Warner, Inc.(c)......      8,175,369
    277,850   Clear Channel Communications,
                Inc.(c).....................     10,361,027
     51,536   Comcast Corp. -- Class A(c)...      1,214,704
     15,000   Gannett Company, Inc. ........      1,077,000
     10,700   McGraw-Hill Companies,
                Inc. .......................        646,708
      2,800   Meredith Corp. ...............        115,108
    394,750   Viacom, Inc. -- Class B(c)....     16,090,010
    113,400   Walt Disney Company...........      1,849,554
                                              -------------
                                                 39,529,480
                                              -------------
              BUSINESS SERVICES -- 0.32%
      9,000   Convergys Corp.(c)............        136,350
      6,300   Ecolab, Inc. .................        311,850
     39,500   First Data Corp. .............      1,398,695
      8,550   Fiserv, Inc.(c)...............        290,273
      7,800   Paychex, Inc. ................        217,620
     12,700   Robert Half International,
                Inc.(c).....................        204,597
                                              -------------
                                                  2,559,385
                                              -------------
              CHEMICALS -- 2.59%
     11,100   Air Products and Chemicals,
                Inc. .......................        474,525
      4,200   Ashland, Inc. ................        119,826
      3,900   Eastman Chemical Company......        143,403
    414,550   E. I. du Pont de Nemours and
                Company.....................     17,576,920
     11,250   Engelhard Corp. ..............        251,438
      4,700   Great Lakes Chemical Corp. ...        112,236
      8,100   International Flavors &
                Fragrances, Inc. ...........        284,310

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
      8,250   PPG Industries, Inc. .........  $     413,738
     11,100   Praxair, Inc. ................        641,247
     15,550   Rohm and Haas Company.........        505,064
      4,050   Sigma-Aldrich Corp.(a)........        197,235
                                              -------------
                                                 20,719,942
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.42%
     94,200   Avery Dennison Corp. .........      5,753,736
    432,850   Dell Computer Corp.(c)........     11,574,409
    154,550   EMC Corp.(c)..................        948,937
    219,611   Hewlett-Packard Company.......      3,812,447
     38,100   International Business
                Machines Corp. .............      2,952,750
     12,500   Lexmark International,
                Inc.(c).....................        756,250
     16,400   Pitney Bowes, Inc. ...........        535,624
    182,400   Sun Microsystems, Inc.(c).....        567,264
     58,900   Xerox Corp.(a)(c).............        474,145
                                              -------------
                                                 27,375,562
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 6.25%
     12,750   Adobe Systems, Inc. ..........        316,213
     11,000   Autodesk, Inc. ...............        157,300
     34,000   Automatic Data Processing,
                Inc. .......................      1,334,500
     21,250   BMC Software, Inc.(c).........        363,587
    634,250   Cisco Systems, Inc.(c)........      8,308,675
      7,900   Citrix Systems, Inc.(c).......         97,328
     27,200   Computer Associates
                International, Inc. ........        367,200
     12,600   Computer Sciences
                Corp.(a)(c).................        434,070
     31,600   Compuware Corp.(c)............        151,680
     10,350   Electronic Arts, Inc.(a)(c)...        515,120
     11,700   Intuit, Inc.(c)...............        548,964
      3,350   Mercury Interactive
                Corp.(c)....................         99,328
    625,650   Microsoft Corp. ..............     32,346,105
      6,250   NVIDIA Corp.(a)(c)............         71,937
    303,400   Oracle Corp.(c)...............      3,276,720
     15,600   PeopleSoft, Inc.(c)...........        285,480
      8,700   Rational Software Corp.(c)....         90,393
     39,250   Siebel Systems, Inc.(c).......        290,450
     18,400   SunGard Data Systems,
                Inc.(c).....................        433,504
     18,950   Unisys Corp.(c)...............        187,605
     20,450   Veritas Software Corp.(c).....        319,429
                                              -------------
                                                 49,995,588
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.14%
      5,800   Centex Corp. .................  $     291,160
      3,800   KB HOME.......................        162,830
     25,750   Masco Corp. ..................        542,037
      3,100   Pulte Homes, Inc. ............        148,397
                                              -------------
                                                  1,144,424
                                              -------------
              CONSUMER GOODS AND SERVICES -- 9.02%
      2,300   Alberto-Culver Company --
                Class B.....................        115,920
      4,900   Avon Products, Inc. ..........        263,963
      5,600   Brunswick Corp. ..............        111,216
  1,567,540   Cendant Corp.(c)..............     16,427,819
      8,350   Cintas Corp. .................        382,012
     14,750   Clorox Company................        608,438
     27,750   Colgate-Palmolive Company.....      1,454,933
     21,250   Eastman Kodak Company(a)......        744,600
    218,200   Estee Lauder Companies,
                Inc. -- Class A.............      5,760,480
     16,700   FedEx Corp. ..................        905,474
      7,900   Fortune Brands, Inc. .........        367,429
    530,450   General Electric Company......     12,916,457
    627,670   Gillette Company..............     19,056,061
     29,250   Kimberly-Clark Corp. .........      1,388,497
      9,350   Leggett & Platt, Inc. ........        209,814
      3,150   Maytag Corp. .................         89,775
     18,300   Newell Rubbermaid, Inc. ......        555,039
      6,850   Pactiv Corp.(c)...............        149,741
    111,950   Procter & Gamble Company......      9,620,983
      4,800   R.J. Reynolds Tobacco
                Holdings, Inc. .............        202,128
      9,900   Sabre Holdings Corp.(c).......        179,289
     13,000   Sherwin-Williams Company......        367,250
      4,500   Whirlpool Corp.(a)............        234,990
                                              -------------
                                                 72,112,308
                                              -------------
              DISTRIBUTOR -- 0.05%
      8,100   W.W. Grainger, Inc. ..........        417,555
                                              -------------
              EDUCATION -- 0.04%
      7,900   Apollo Group, Inc. -- Class
                A(c)........................        347,600
                                              -------------
              ELECTRONICS -- 1.73%
     22,700   Agilent Technologies,
                Inc.(c).....................        407,692
    245,382   Emerson Electric Company......     12,477,675
     12,200   Jabil Circuit, Inc.(c)........        218,624
      7,900   Molex, Inc.(a)................        182,016
     14,600   Rockwell Collins, Inc. .......        339,596
     42,500   Sanmina-SCI Corp.(c)..........        190,825
                                              -------------
                                                 13,816,428
                                              -------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              ENGINEERING -- 0.01%
      3,800   Fluor Corp. ..................  $     106,400
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.11%
     15,900   Allied Waste Industries,
                Inc.(c).....................        159,000
     32,750   Waste Management, Inc. .......        750,630
                                              -------------
                                                    909,630
                                              -------------
              FINANCIAL SERVICES -- 7.16%
     73,600   American Express Company......      2,601,760
      7,600   Bear Stearns Companies,
                Inc. .......................        451,440
     19,250   Capital One Financial
                Corp.(a)....................        572,110
     30,900   Charles Schwab Corp. .........        335,265
    490,059   Citigroup, Inc. ..............     17,245,176
     25,250   Concord EFS, Inc.(c)..........        397,435
     11,400   Countrywide Financial
                Corp. ......................        588,810
      6,400   Deluxe Corp. .................        269,440
      6,400   Equifax, Inc. ................        148,096
     71,200   Fannie Mae....................      4,580,296
     13,750   Franklin Resources, Inc. .....        468,600
    197,337   Freddie Mac...................     11,652,750
     60,384   Goldman Sachs Group, Inc. ....      4,112,150
     16,050   H & R Block, Inc. ............        645,210
     23,900   Household International,
                Inc. .......................        664,659
     95,248   Lehman Brothers Holding,
                Inc. .......................      5,075,766
     93,225   MBNA Corp. ...................      1,773,139
     47,750   Merrill Lynch & Company,
                Inc. .......................      1,812,113
      8,800   Moody's Corp. ................        363,352
     60,500   Morgan Stanley................      2,415,160
     29,900   Providian Financial
                Corp.(c)....................        194,051
      8,350   SLM Corp. ....................        867,231
                                              -------------
                                                 57,234,009
                                              -------------
              FOOD AND BEVERAGE -- 5.80%
      2,000   Adolph Coors Company -- Class
                B...........................        122,500
     22,750   Albertson's, Inc. ............        506,415
     43,750   Anheuser-Busch Companies,
                Inc. .......................      2,117,500
     43,055   Archer-Daniels-Midland
                Company.....................        533,882
      3,000   Brown-Forman Corp. -- Class
                B...........................        196,080
     20,200   Campbell Soup Company.........        474,094
    347,709   Coca-Cola Company.............     15,236,608
     22,200   Coca-Cola Enterprises,
                Inc. .......................        482,184
     27,700   ConAgra Foods, Inc.(a)........        692,777
      8,100   General Mills, Inc. ..........        380,295
      6,600   Hershey Foods Corp. ..........        445,104
     19,800   H.J. Heinz Company............        650,826
     23,150   Kellogg Company...............        793,351
     13,200   Pepsi Bottling Group, Inc. ...        339,240

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
    420,604   PepsiCo, Inc. ................  $  17,757,901
    107,450   Philip Morris Companies,
                Inc. .......................      4,354,948
     44,600   Sara Lee Corp. ...............      1,003,946
      8,100   UST, Inc. ....................        270,783
                                              -------------
                                                 46,358,434
                                              -------------
              INSURANCE -- 5.21%
     17,750   ACE, Ltd. ....................        520,785
     14,750   Aetna, Inc. ..................        606,520
    352,400   AFLAC, Inc. ..................     10,614,288
     37,750   Allstate Corp. ...............      1,396,373
      5,100   Ambac Financial Group,
                Inc. .......................        286,824
    298,450   American International Group,
                Inc. .......................     17,265,332
     17,750   Aon Corp. ....................        335,297
      3,750   Chubb Corp. ..................        195,750
     13,500   CIGNA Corp. ..................        555,120
      8,350   Cincinnati Financial Corp. ...        313,543
     12,150   Hartford Financial Services
                Group, Inc. ................        551,975
      7,400   Jefferson-Pilot Corp. ........        282,014
     14,600   John Hancock Financial
                Services, Inc. .............        407,340
      3,750   Lincoln National Corp. .......        118,425
      9,450   Loews Corp. ..................        420,147
     29,700   Marsh & McLennan Companies,
                Inc. .......................      1,372,437
      7,050   MBIA, Inc. ...................        309,213
     39,600   MetLife, Inc. ................      1,070,784
      6,950   MGIC Investment Corp. ........        287,035
     17,000   Principal Financial Group,
                Inc. .......................        512,210
     16,050   Progressive Corp. ............        796,561
     29,700   Prudential Financial, Inc. ...        942,678
      5,700   SAFECO Corp. .................        197,619
      4,950   St. Paul Companies, Inc. .....        168,548
      5,650   Torchmark Corp. ..............        206,394
     76,373   Travelers Property Casualty
                Corp. -- Class B(c).........      1,118,864
     13,000   UnumProvident Corp. ..........        228,020
      7,700   XL Capital, Ltd. -- Class A...        594,825
                                              -------------
                                                 41,674,921
                                              -------------
              INTERNET SERVICES -- 0.12%
      6,700   eBay, Inc.(c).................        454,394
     32,700   Yahoo!, Inc.(c)...............        534,645
                                              -------------
                                                    989,039
                                              -------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION -- 0.18%
     12,800   Carnival Corp. ...............  $     319,360
      9,100   Harrah's Entertainment,
                Inc.(c).....................        360,360
     16,600   Hilton Hotels Corp. ..........        210,986
      4,350   International Game
                Technology(c)...............        330,252
      9,900   Starwood Hotels & Resorts
                Worldwide, Inc. ............        235,026
                                              -------------
                                                  1,455,984
                                              -------------
              MACHINERY AND OTHER PRODUCTS -- 0.12%
     13,650   Dover Corp. ..................        398,034
      8,100   Ingersoll-Rand
                Company -- Class A..........        348,786
     10,150   Rockwell Automation, Inc. ....        210,207
                                              -------------
                                                    957,027
                                              -------------
              MANUFACTURING -- 2.72%
      3,800   American Standard Companies,
                Inc.(c).....................        270,332
      5,600   Ball Corp.(a).................        286,664
      5,100   Bemis Company, Inc.(a)........        253,113
      7,050   Cooper Industries,
                Ltd. -- Class A.............        256,972
      3,300   Crane Company.................         65,769
      7,900   Danaher Corp.(a)..............        519,030
      5,600   Eaton Corp. ..................        437,416
     46,500   Honeywell International,
                Inc. .......................      1,116,000
    213,350   Illinois Tool Works, Inc. ....     13,837,881
      5,950   ITT Industries, Inc. .........        361,105
      8,400   Parker-Hannifin Corp. ........        387,492
     11,650   Textron, Inc. ................        500,833
     21,750   3M Company....................      2,681,775
     43,000   Tyco International, Ltd. .....        734,440
                                              -------------
                                                 21,708,822
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.75%
     14,600   Anthem, Inc.(c)...............        918,340
     29,850   HCA, Inc. ....................      1,238,775
     12,200   Health Management Associates,
                Inc. -- Class A.............        218,380
      4,900   Humana, Inc.(c)...............         49,000
      9,400   Manor Care, Inc.(c)...........        174,934
     15,100   McKesson HBOC, Inc. ..........        408,153
     25,725   Tenet Healthcare Corp.(c).....        421,890
     18,000   UnitedHealth Group, Inc. .....      1,503,000
     14,650   Wellpoint Health Networks,
                Inc.(c).....................      1,042,494
                                              -------------
                                                  5,974,966
                                              -------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.84%
     23,650   Becton, Dickinson & Company...        725,819
    423,800   Biomet, Inc. .................     12,146,108

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
     21,400   Boston Scientific Corp.(c)....  $     909,928
     11,000   Chiron Corp.(c)...............        413,600
      2,500   C.R. Bard, Inc. ..............        145,000
     31,400   Guidant Corp.(c)..............        968,690
    264,550   Johnson & Johnson.............     14,208,980
    349,757   Medtronic, Inc. ..............     15,948,919
     13,500   St. Jude Medical, Inc.(c).....        536,220
     10,600   Stryker Corp. ................        711,472
                                              -------------
                                                 46,714,736
                                              -------------
              METALS AND MINING -- 1.16%
    356,417   Alcoa, Inc. ..................      8,119,179
      8,000   Freeport-McMoRan Copper &
                Gold, Inc. -- Class
                B(a)(c).....................        134,240
     21,450   Newmont Mining Corp.(a).......        622,694
      4,300   Nucor Corp. ..................        177,590
      5,150   Phelps Dodge Corp.(c).........        162,998
      4,700   United States Steel Corp. ....         61,664
                                              -------------
                                                  9,278,365
                                              -------------
              MOTOR VEHICLES -- 0.43%
    169,700   Ford Motor Company(a).........      1,578,210
     28,300   General Motors Corp.(a).......      1,043,138
      6,450   Harley-Davidson, Inc. ........        297,990
     10,425   PACCAR, Inc. .................        480,905
                                              -------------
                                                  3,400,243
                                              -------------
              OIL, COAL AND GAS -- 7.26%
      6,350   Amerada Hess Corp. ...........        349,567
     13,750   Anadarko Petroleum Corp. .....        658,625
     10,350   Apache Corp. .................        589,847
     11,300   Baker Hughes, Inc. ...........        363,747
    137,300   Burlington Resources, Inc. ...      5,855,845
    314,714   ConocoPhillips................     15,229,010
     12,100   Devon Energy Corp.(a).........        555,390
    666,600   Exxon Mobil Corp. ............     23,291,004
     22,600   Halliburton Company...........        422,846
     25,050   Marathon Oil Corp. ...........        533,315
     11,400   Nabors Industries, Ltd.(c)....        402,078
      9,350   Noble Corp.(c)................        328,653
     20,600   Occidental Petroleum Corp. ...        586,070
      5,100   Rowan Companies, Inc. ........        115,770
    359,550   Transocean, Inc. .............      8,341,560
     14,600   Unocal Corp. .................        446,468
                                              -------------
                                                 58,069,795
                                              -------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS: PIPELINES -- 0.04%
      7,100   Kinder Morgan, Inc. ..........  $     300,117
                                              -------------
              PAPER AND FOREST PRODUCTS -- 0.77%
      2,800   Boise Cascade Corp. ..........         70,616
     12,900   Georgia-Pacific Corp. ........        208,464
    146,450   International Paper Company...      5,121,357
     10,200   MeadWestvaco Corp. ...........        252,042
      8,250   Plum Creek Timber Company,
                Inc. .......................        194,700
      2,500   Temple-Inland, Inc. ..........        112,025
      4,500   Weyerhaeuser Company..........        221,445
                                              -------------
                                                  6,180,649
                                              -------------
              PHARMACEUTICALS -- 6.72%
      2,850   Allergan, Inc. ...............        164,217
      8,300   AmerisourceBergen Corp. ......        450,773
     26,150   Cardinal Health, Inc. ........      1,547,819
    116,500   Eli Lilly & Company...........      7,397,750
     10,800   Forest Laboratories,
                Inc.(c).....................      1,060,776
     16,750   King Pharmaceuticals,
                Inc.(c).....................        287,933
    120,600   Merck & Company, Inc. ........      6,827,166
    933,073   Pfizer, Inc.(a)...............     28,524,042
     69,450   Pharmacia Corp. ..............      2,903,010
     78,000   Schering-Plough Corp. ........      1,731,600
      5,900   Watson Pharmaceuticals,
                Inc.(c).....................        166,793
     71,350   Wyeth.........................      2,668,490
                                              -------------
                                                 53,730,369
                                              -------------
              PUBLISHING -- 0.14%
      4,300   Knight-Ridder, Inc. ..........        271,975
      3,300   New York Times
                Company -- Class A..........        150,909
     14,900   Tribune Company...............        677,354
                                              -------------
                                                  1,100,238
                                              -------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.10%
     21,550   Equity Office Properties
                Trust.......................        538,319
      8,700   Simon Property Group, Inc. ...        296,409
                                              -------------
                                                    834,728
                                              -------------
              REGULATED INVESTMENT COMPANY -- 0.99%
     90,100   SPDR Trust Series 1...........      7,949,523
                                              -------------
              RESEARCH AND DEVELOPMENT -- 0.46%
     69,044   Amgen, Inc.(c)................      3,337,587
      7,500   Biogen, Inc.(c)...............        300,450
      5,300   Quintiles Transnational
                Corp.(c)....................         64,130
                                              -------------
                                                  3,702,167
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              RETAIL -- 3.96%
     20,450   Bed Bath & Beyond, Inc.(c)....  $     706,138
     16,675   Best Buy Company, Inc.(c).....        402,701
      6,400   Big Lot's, Inc.(c)............         84,672
     21,850   CVS Corp. ....................        545,594
      6,800   Dillard's, Inc. -- Class A....        107,848
     17,950   Dollar General Corp. .........        214,502
      7,950   Family Dollar Stores..........        248,119
     11,550   Federated Department Stores,
                Inc.(c).....................        332,178
    126,300   Home Depot, Inc. .............      3,026,148
     23,450   J.C. Penney Company,
                Inc.(a).....................        539,584
     19,150   Kohl's Corp.(c)...............      1,071,442
     57,450   Lowe's Companies, Inc.(a).....      2,154,375
     14,850   May Department Stores
                Company.....................        341,253
      5,800   Nordstrom, Inc.(a)............        110,026
     19,500   Office Depot, Inc.(c).........        287,820
     14,900   RadioShack Corp.(a)...........        279,226
    469,200   Staples, Inc.(c)..............      8,586,360
     49,750   Target Corp. .................      1,492,500
      7,150   Tiffany & Company.............        170,957
     27,900   TJX Companies, Inc. ..........        544,608
     52,900   Walgreen Company..............      1,544,151
    175,350   Wal-Mart Stores, Inc. ........      8,856,929
                                              -------------
                                                 31,647,131
                                              -------------
              RETAIL: RESTAURANTS -- 0.93%
     15,700   Darden Restaurants, Inc. .....        321,065
    384,533   McDonald's Corp. .............      6,183,291
     18,800   Starbucks Corp.(c)............        383,144
      5,500   Wendy's International,
                Inc. .......................        148,885
     15,550   Yum! Brands, Inc.(c)..........        376,621
                                              -------------
                                                  7,413,006
                                              -------------
              RETAIL: SUPERMARKETS -- 0.13%
     44,150   Kroger Company(c).............        682,118
     12,000   SUPERVALU, Inc. ..............        198,120
      7,900   Winn-Dixie Stores, Inc.(a)....        120,712
                                              -------------
                                                  1,000,950
                                              -------------
              RUBBER PRODUCTS -- 0.02%
      4,750   Cooper Tire & Rubber Company..         72,865
     13,100   Goodyear Tire & Rubber
                Company(a)..................         89,211
                                              -------------
                                                    162,076
                                              -------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.08%
     11,150   Applera Corp.-Applied
                Biosystems Group............  $     195,571
      6,700   Pall Corp. ...................        111,756
      8,800   Thermo Electron Corp.(c)......        177,056
      6,250   Waters Corp.(c)...............        136,125
                                              -------------
                                                    620,508
                                              -------------
              SEMICONDUCTORS -- 2.71%
     21,650   Advanced Micro Devices,
                Inc.(a)(c)..................        139,859
     24,650   Altera Corp.(c)...............        304,181
      7,750   Analog Devices, Inc.(c).......        184,993
     92,200   Applied Materials,
                Inc.(a)(c)..................      1,201,366
    859,925   Intel Corp. ..................     13,389,032
      8,800   KLA-Tencor Corp.(c)...........        311,256
     19,800   Linear Technology Corp. ......        509,256
     10,300   LSI Logic Corp.(c)............         59,431
     19,900   Maxim Integrated Products,
                Inc. .......................        657,496
     17,150   Micron Technology, Inc.(c)....        167,041
      9,850   National Semiconductor
                Corp.(c)....................        147,848
      6,500   Novellus Systems, Inc.(c).....        182,520
      7,600   QLogic Corp.(a)(c)............        262,276
      8,800   Teradyne, Inc.(c).............        114,488
     98,100   Texas Instruments, Inc.(a)....      1,472,481
    123,000   Xilinx, Inc.(c)...............      2,533,800
                                              -------------
                                                 21,637,324
                                              -------------
              TELECOMMUNICATIONS EQUIPMENT &
                SERVICES -- 2.78%
     16,450   ALLTEL Corp. .................        838,950
      5,000   Andrew Corp.(a)(c)............         51,400
     41,630   AT&T Corp. ...................      1,086,959
    102,250   BellSouth Corp. ..............      2,645,208
     12,850   CenturyTel, Inc.(a)...........        377,533
     33,800   CIENA Corp.(c)................        173,732
     14,700   Citizens Communications
                Company(a)(c)...............        155,085
      7,700   Comverse Technology,
                Inc.(c).....................         77,154
    527,145   Motorola, Inc. ...............      4,559,804
     49,100   Nextel Communications,
                Inc. -- Class A(c)..........        567,105
    175,850   SBC Communications, Inc. .....      4,767,293
      8,100   Scientific-Atlanta, Inc.(a)...         96,066
     63,350   Sprint Corp. (FON Group)......        917,308
     20,950   Tellabs, Inc.(c)..............        152,307
    148,350   Verizon Communications,
                Inc. .......................      5,748,562
                                              -------------
                                                 22,214,466
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              TOOLS -- 0.06%
      6,300   Black & Decker Corp. .........  $     270,207
      1,800   Snap-on, Inc. ................         50,598
      3,650   Stanley Works.................        126,217
                                              -------------
                                                    447,022
                                              -------------
              TOYS -- 0.11%
     11,300   Hasbro, Inc. .................        130,515
     38,950   Mattel, Inc. .................        745,892
                                              -------------
                                                    876,407
                                              -------------
              TRANSPORTATION -- 0.23%
     18,400   Burlington Northern Santa Fe
                Corp. ......................        478,584
     20,050   Norfolk Southern Corp. .......        400,800
      3,400   Ryder System, Inc. ...........         76,296
     14,300   Union Pacific Corp. ..........        856,141
                                              -------------
                                                  1,811,821
                                              -------------
              TRANSPORTATION: FREIGHT -- 0.47%
     59,200   United Parcel Service,
                Inc. -- Class B.............      3,734,336
                                              -------------
              UTILITIES -- 1.52%
      7,550   Ameren Corp. .................        313,854
     16,500   American Electric Power
                Company, Inc. ..............        450,945
     20,800   American Power Conversion
                Corp.(c)....................        315,120
     27,350   CenterPoint Energy, Inc. .....        232,475
     11,800   Cinergy Corp. ................        397,896
      8,700   CMS Energy Corp.(a)...........         82,128
     10,250   Consolidated Edison, Inc. ....        438,905
      8,300   Constellation Energy Group,
                Inc. .......................        230,906
      7,850   DTE Energy Company............        364,240
     16,400   Dominion Resources, Inc. .....        900,360
     48,700   Duke Energy Corp. ............        951,598
     11,300   Entergy Corp. ................        515,167
     23,150   Exelon Corp. .................      1,221,626
     15,750   FirstEnergy Corp. ............        519,277
      8,700   FPL Group, Inc. ..............        523,131
     10,050   KeySpan Corp. ................        354,162
      3,650   NICOR, Inc. ..................        124,210
     10,100   NiSource, Inc. ...............        202,000
      1,700   Peoples Energy Corp.(a).......         65,705
     31,950   PG&E Corp.(c).................        444,105
      7,100   Pinnacle West Capital
                Corp. ......................        242,039
     11,750   PPL Corp. ....................        407,490
     11,050   Progress Energy, Inc. ........        479,018
     10,200   Public Service Enterprise
                Group, Inc.(a)..............        327,420
     12,300   Sempra Energy.................        290,895

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              UTILITIES (CONTINUED)
     38,300   Southern Company..............  $   1,087,337
      8,000   Teco Energy, Inc.(a)..........        123,760
     19,500   TXU Corp. ....................        364,260
     18,550   Xcel Energy, Inc.(a)..........        204,050
                                              -------------
                                                 12,174,079
                                              -------------
              UTILITIES: ELECTRIC -- 0.04%
     25,900   Edison International(c).......        306,915
                                              -------------
              TOTAL COMMON STOCK (Cost
                $870,888,852)...............    786,558,705
                                              -------------
              REGULATED INVESTMENT COMPANY -- 0.23%
  1,825,869   Merrimac Cash Fund -- Premium
                Class (b) (Cost
                $1,825,869).................      1,825,869
                                              -------------
 PRINCIPAL
 ---------
              SHORT TERM US TREASURY SECURITY -- 0.08%
$   648,048   US Treasury Bill,
                1.175%, 04/03/03(d) (Cost
                $648,048)...................        648,048
                                              -------------
              COMMERCIAL PAPER -- 0.07%
    553,293   Morgan Stanley, Floating Rate,
                1.39%(+), 05/07/03(b) (Cost
                $553,293)...................        553,293
                                              -------------
              TIME DEPOSITS -- 1.53%
    553,294   American Express Centurion
                Bank,
                1.38%, 01/27/03(b)..........        553,294
  2,331,689   Bank of Montreal,
                1.32%, 01/30/03(b)..........      2,331,689
    553,294   Barclays PLC,
                1.32%, 02/14/03(b)..........        553,294
  1,659,881   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b)..........      1,659,881
  2,821,797   BNP Paribas,
                1.32%, 02/07/03(b)..........      2,821,797
  1,383,234   Royal Bank of Scotland,
                1.33%, 01/15/03(b)..........      1,383,234
  2,932,456   Royal Bank of Scotland,
                1.78%, 01/21/03(b)..........      2,932,456
                                              -------------
              TOTAL TIME DEPOSITS (Cost
                $12,235,645)................     12,235,645
                                              -------------
              SHORT TERM CORPORATE NOTES -- 2.67%
    553,294   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b).......        553,294
  1,383,233   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b).......      1,383,233
  1,659,881   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b).......      1,659,881

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 1,991,857   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b).......  $   1,991,857
  2,766,468   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b).......      2,766,468
  3,596,408   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b).......      3,596,408
    276,646   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b).......        276,646
  6,916,170   Morgan Stanley, Floating Rate,
                1.36%(+), 03/25/03(b).......      6,916,170
  1,106,587   Morgan Stanley, Floating Rate,
                1.36%(+), 09/26/03(b).......      1,106,587
  1,106,587   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b).......      1,106,587
                                              -------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $21,357,131)         21,357,131
                                              -------------
              TOTAL SECURITIES (Cost
                $907,508,838)                   823,178,691
                                              -------------
              REPURCHASE AGREEMENTS -- 2.72%
    553,294   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $553,338 (Collateralized by
                Callable Government Agency
                Backed Receipts, zero
                coupon, due 01/15/21, with a
                value of $564,368)(b).......        553,294
 21,211,293   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $21,212,471 (Collateralized
                by Fannie Mae Whole Loan,
                5.953%, due 04/25/42, with a
                value of $22,272,697).......     21,211,293
                                              -------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $21,764,587)..........     21,764,587
                                              -------------
              Total Investments -- 105.67%
                (Cost $929,273,425).........    844,943,278
              Liabilities less other
                assets -- (5.67)%...........    (45,321,775)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 799,621,503
                                              =============

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $979,830,467.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  12,883,160
    Gross unrealized depreciation.........   (147,770,349)
                                            -------------
    Net unrealized depreciation...........  $(134,887,189)
                                            =============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(d) Security is segregated as initial margin for futures contracts.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 96.75%
              AEROSPACE AND DEFENSE -- 2.69%
    143,964   General Dynamics Corp. ......  $   11,426,423
    144,930   Lockheed Martin Corp. .......       8,369,708
     13,600   Northrop Grumman Corp. ......       1,319,200
    158,000   United Technologies Corp. ...       9,786,520
                                             --------------
                                                 30,901,851
                                             --------------
              AIRLINES -- 0.30%
    251,400   Southwest Airlines Company...       3,494,460
                                             --------------
              APPAREL: MANUFACTURING -- 0.17%
     45,000   Nike, Inc. -- Class B(a).....       2,001,150
                                             --------------
              AUTOMOBILES -- 0.86%
    281,536   Bayerische Motoren Werke
                AG.........................       8,543,379
    128,600   General Motors Corp.(c)......       1,376,020
                                             --------------
                                                  9,919,399
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.20%
     32,100   AutoZone, Inc.(c)............       2,267,865
                                             --------------
              BANK -- 0.22%
     73,800   Washington Mutual, Inc. .....       2,548,314
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.52%
    195,668   Clear Channel Communications,
                Inc.(c)....................       7,296,460
     56,600   Fox Entertainment Group,
                Inc. -- Class A(c).........       1,467,638
    464,224   Viacom, Inc. -- Class
                B(a)(c)....................      18,921,770
     31,400   Westwood One, Inc.(c)........       1,173,104
                                             --------------
                                                 28,858,972
                                             --------------
              BUSINESS SERVICES -- 0.70%
    239,000   Accenture, Ltd. -- Class
                A(a)(c)....................       4,299,610
    133,700   Paychex, Inc. ...............       3,730,230
                                             --------------
                                                  8,029,840
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.37%
  1,121,796   Dell Computer Corp.(c).......      29,996,825
    483,300   EMC Corp.(c).................       2,967,462
     74,000   International Business
                Machines Corp. ............       5,735,000
                                             --------------
                                                 38,699,287
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 11.97%
    151,500   Automatic Data Processing,
                Inc. ......................       5,946,375
  2,322,150   Cisco Systems, Inc.(c).......      30,420,165
    235,572   Electronic Arts,
                Inc.(a)(c).................      11,724,419
     48,800   Intuit, Inc.(c)..............       2,289,696
  1,508,584   Microsoft Corp. .............      77,993,793

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    483,500   Oracle Corp.(c)..............  $    5,221,800
    235,000   VERITAS Software Corp.(c)....       3,670,700
                                             --------------
                                                137,266,948
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.52%
    116,048   Lennar Corp.(a)..............       5,988,077
                                             --------------
              CONSUMER GOODS AND SERVICES -- 9.70%
     73,900   Clorox Company...............       3,048,375
    374,705   Colgate-Palmolive Company....      19,645,783
    128,158   FedEx Corp.(a)...............       6,948,727
  1,760,495   General Electric Company.....      42,868,053
    134,500   Gillette Company.............       4,083,420
     70,200   Newell Rubbermaid, Inc. .....       2,129,166
    301,461   Procter & Gamble Company.....      25,907,558
    104,300   United Parcel Service,
                Inc. -- Class B............       6,579,244
                                             --------------
                                                111,210,326
                                             --------------
              FINANCIAL SERVICES -- 8.10%
    121,000   American Express Company.....       4,277,350
    431,562   Citigroup, Inc. .............      15,186,667
    458,282   Fannie Mae...................      29,481,281
    141,500   Franklin Resources, Inc. ....       4,822,320
     91,200   Freddie Mac..................       5,385,360
    204,478   J.P. Morgan Chase & Company..       4,907,472
    152,159   Lehman Brothers Holdings,
                Inc. ......................       8,108,553
     81,700   MBNA Corp. ..................       1,553,934
    184,234   SLM Corp. ...................      19,134,543
                                             --------------
                                                 92,857,480
                                             --------------
              FOOD AND BEVERAGE -- 6.80%
    483,549   Anheuser-Busch Companies,
                Inc. ......................      23,403,772
    282,200   Coca-Cola Company............      12,366,004
    284,200   Kraft Foods, Inc. -- Class
                A..........................      11,063,906
    550,884   PepsiCo, Inc. ...............      23,258,322
    110,000   Sara Lee Corp. ..............       2,476,100
    180,000   SYSCO Corp. .................       5,362,200
                                             --------------
                                                 77,930,304
                                             --------------
              INSURANCE -- 2.30%
    298,700   American International Group,
                Inc. ......................      17,279,795
    145,000   Marsh & McLennan Companies,
                Inc. ......................       6,700,450
     76,800   Prudential Financial,
                Inc. ......................       2,437,632
                                             --------------
                                                 26,417,877
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              INTERNET SERVICES -- 0.54%
     84,600   Amazon.com, Inc.(a)(c).......  $    1,598,094
     67,600   eBay, Inc.(c)................       4,584,632
                                             --------------
                                                  6,182,726
                                             --------------
              LEISURE AND RECREATION -- 0.72%
    142,558   Four Seasons Hotels,
                Inc.(a)....................       4,027,263
    127,902   MGM MIRAGE, Inc.(a)(c).......       4,216,929
                                             --------------
                                                  8,244,192
                                             --------------
              MANUFACTURING -- 0.53%
     49,200   3M Company...................       6,066,360
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 4.44%
     50,800   Anthem, Inc.(c)..............       3,195,320
    223,922   HCA, Inc. ...................       9,292,763
    251,992   Quest Diagnostics,
                Inc.(a)(c).................      14,338,345
    251,428   UnitedHealth Group, Inc. ....      20,994,238
     43,500   WellPoint Health Networks,
                Inc.(c)....................       3,095,460
                                             --------------
                                                 50,916,126
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.24%
    157,500   Baxter International,
                Inc.(a)....................       4,410,000
     69,900   Boston Scientific Corp.(c)...       2,972,148
     64,200   Guidant Corp.(c).............       1,980,570
    680,784   Johnson & Johnson............      36,564,909
    311,454   Medtronic, Inc. .............      14,202,302
                                             --------------
                                                 60,129,929
                                             --------------
              OIL, COAL AND GAS -- 2.18%
    107,100   Anadarko Petroleum Corp. ....       5,130,090
    199,000   Baker Hughes, Inc. ..........       6,405,810
     69,500   BP PLC (ADR).................       2,825,175
     91,100   ENSCO International, Inc. ...       2,682,895
     64,800   EOG Resources, Inc.(a).......       2,586,816
     81,500   Noble Corp.(c)...............       2,864,725
     76,400   Smith International,
                Inc.(a)(c).................       2,492,168
                                             --------------
                                                 24,987,679
                                             --------------
              PHARMACEUTICALS -- 14.03%
    192,000   Abbott Laboratories..........       7,680,000
     52,000   AmerisourceBergen Corp. .....       2,824,120
    102,300   Bristol-Myers Squibb
                Company....................       2,368,245
    248,300   Cardinal Health, Inc.(a).....      14,696,877
     13,000   Forest Laboratories,
                Inc.(c)....................       1,276,860
    136,302   IDEC Pharmaceuticals
                Corp.(a)(c)................       4,521,137
     73,400   Mylan Laboratories, Inc. ....       2,561,660
  1,825,777   Pfizer, Inc. ................      55,814,003
    514,500   Pharmacia Corp. .............      21,506,100
    396,000   Schering-Plough Corp. .......       8,791,200

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    286,700   Teva Pharmaceutical
                Industries, Ltd.
                (ADR)(a)...................  $   11,069,487
    742,300   Wyeth........................      27,762,020
                                             --------------
                                                160,871,709
                                             --------------
              RESEARCH AND DEVELOPMENT -- 3.23%
    622,075   Amgen, Inc.(c)...............      30,071,106
    112,500   Genentech, Inc.(c)...........       3,730,500
    117,500   MedImmune, Inc.(c)...........       3,192,475
                                             --------------
                                                 36,994,081
                                             --------------
              RETAIL -- 8.25%
     52,400   CVS Corp. ...................       1,308,428
    107,000   Costco Wholesale Corp.(c)....       3,002,420
    298,500   Home Depot, Inc. ............       7,152,060
     92,200   Kohl's Corp.(c)..............       5,158,590
    360,498   Lowe's Companies, Inc.(a)....      13,518,675
    547,497   Tiffany & Company............      13,090,653
    320,000   Walgreen Company.............       9,340,800
    831,602   Wal-Mart Stores, Inc. .......      42,004,217
                                             --------------
                                                 94,575,843
                                             --------------
              RETAIL: RESTAURANTS -- 0.45%
    255,500   Starbucks Corp.(c)...........       5,207,090
                                             --------------
              SEMICONDUCTORS -- 3.00%
     99,400   Analog Devices, Inc.(c)......       2,372,678
    148,300   Applied Materials, Inc.(c)...       1,932,349
  1,246,600   Intel Corp. .................      19,409,562
     30,600   KLA-Tencor Corp.(c)..........       1,082,322
    184,000   Maxim Integrated Products,
                Inc. ......................       6,079,360
     76,200   Texas Instruments, Inc. .....       1,143,762
    113,300   Xilinx, Inc.(c)..............       2,333,980
                                             --------------
                                                 34,354,013
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.49%
     47,800   AT&T Corp. ..................       1,248,058
     64,300   EchoStar Communications
                Corp. -- Class A(a)(c).....       1,431,318
    579,972   Nextel Communications,
                Inc. -- Class A(c).........       6,698,677
    479,207   Nokia Oyj. (ADR)(a)..........       7,427,708
    443,646   QUALCOMM, Inc.(c)............      16,144,278
    389,000   Vodafone Group PLC (ADR)(a)..       7,048,680
                                             --------------
                                                 39,998,719
                                             --------------
              TOYS -- 0.23%
    140,700   Mattel, Inc. ................       2,694,405
                                             --------------
              TOTAL COMMON STOCK (Cost
                $1,319,131,914)............   1,109,615,022
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              PREFERRED STOCK -- 0.38%
              AUTOMOBILES
     10,528   Porsche AG(a) (Cost
                $4,105,120)................  $    4,374,607
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.34%
  3,895,149   Merrimac Cash Fund -- Money
                Market(b) (Cost
                $3,895,149)................       3,895,149
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.10%
$ 1,180,348   Morgan Stanley,
                1.39%, 05/07/03(b) (Cost
                $1,180,348)................       1,180,348
                                             --------------
              TIME DEPOSITS -- 2.28%
  1,180,348   American Express Centurion
                Bank,
                1.38%, 01/27/03(b).........       1,180,348
  4,974,222   Bank of Montreal,
                1.32%, 01/30/03(b).........       4,974,222
  1,180,348   Barclays PLC,
                1.32%, 02/14/03(b).........       1,180,348
  3,541,045   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b).........       3,541,045
  6,019,776   BNP Paribas,
                1.32%, 02/07/03(b).........       6,019,776
  2,950,870   Royal Bank of Scotland,
                1.33%, 01/15/03(b).........       2,950,870
  6,255,846   Royal Bank of Scotland,
                1.78%, 01/21/03(b).........       6,255,846
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $26,102,455)...............      26,102,455
                                             --------------
              SHORT TERM CORPORATE NOTES -- 3.97%
  1,180,348   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)......       1,180,348
  2,950,871   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)......       2,950,871
  3,541,045   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)......       3,541,045
  4,249,253   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)......       4,249,253
  5,901,741   Honda Motor Co., Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)......       5,901,741
  7,672,263   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)......       7,672,263
    590,174   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)......         590,174
 14,754,352   Morgan Stanley, Floating
                Rate,
                1.36%(+), 03/25/03(b)......      14,754,352

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 2,360,696   Morgan Stanley, Floating
                Rate,
                1.36%(+), 09/26/03(b)......  $    2,360,696
  2,360,696   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b)......       2,360,696
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $45,561,439)...      45,561,439
                                             --------------
              TOTAL SECURITIES (Cost
                $1,399,976,425)............   1,190,729,020
                                             --------------
              REPURCHASE AGREEMENTS -- 3.28%
  1,180,348   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $1,180,441 (Collateralized
                by Callable Government
                Agency Backed Receipts,
                zero coupon, due 01/15/21,
                with a value of
                $1,203,972)(b).............       1,180,348
  5,152,987   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $5,153,273 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 5.047%, due
                06/01/24, with a value of
                $5,410,736)................       5,152,987
 10,725,179   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $10,725,775 (Collateralized
                by Fannie Mae, 1.92%, due
                11/25/30, with a value of
                $11,262,763)...............      10,725,179
 20,485,546   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $20,486,685 (Collateralized
                by Fannie Mae, 4.396%, due
                09/01/32, with a value of
                $21,509,824)...............      20,485,546
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $37,544,060).........      37,544,060
                                             --------------
              Total Investments -- 107.10%
                (Cost $1,437,520,485)......   1,228,273,080
              Liabilities less other
                assets -- (7.10)%..........     (81,383,997)
                                             --------------
              NET ASSETS -- 100.00%........  $1,146,889,083
                                             ==============

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2002

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $1,484,837,923.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  20,539,281
    Gross unrealized depreciation.........   (277,104,124)
                                            -------------
    Net unrealized depreciation...........  $(256,564,843)
                                            =============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK -- 94.13%
             AUTOMOTIVE EQUIPMENT -- 1.97%
    19,200   Advance Auto Parts, Inc.(c)......  $   938,880
                                                -----------
             BANKS -- 10.05%
    43,356   Charter One Financial, Inc. .....    1,245,618
     8,700   M&T Bank Corp. ..................      690,345
    34,800   North Fork Bancorp., Inc. .......    1,174,152
    23,600   PNC Financial Services Group.....      988,840
    19,950   Washington Mutual, Inc. .........      688,873
                                                -----------
                                                  4,787,828
                                                -----------
             BROADCAST SERVICES/MEDIA -- 8.47%
    61,240   Cablevision Systems New York
               Group-Class A(a)(c)............    1,025,158
    31,400   Cox Communications, Inc. -- Class
               A(a)(c)........................      891,760
   217,600   Gemstar-TV Guide International,
               Inc.(c)........................      707,200
    11,600   McGraw-Hill Companies, Inc. .....      701,104
    11,800   Media General, Inc. .............      707,410
                                                -----------
                                                  4,032,632
                                                -----------
             BUSINESS SERVICES -- 5.87%
    21,100   Certegy, Inc.(c).................      518,005
    17,500   Dun & Bradstreet Corp.(c)........      603,575
    22,200   Manpower, Inc.(a)................      708,180
   106,200   Moore Corp., Ltd.(c).............      966,420
                                                -----------
                                                  2,796,180
                                                -----------
             CHEMICALS -- 3.61%
    23,600   Air Products & Chemicals,
               Inc. ..........................    1,008,900
    14,200   PPG Industries, Inc. ............      712,130
                                                -----------
                                                  1,721,030
                                                -----------
             COMMERCIAL SERVICES -- 10.35%
    68,000   ARAMARK Corp. -- Class B(c)......    1,598,000
    69,300   Accenture, Ltd.(a)(c)............    1,246,707
    86,100   Cendant Corp.(a)(c)..............      902,328
    52,800   Viad Corp. ......................    1,180,080
                                                -----------
                                                  4,927,115
                                                -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 3.70%
    11,700   Avery Dennison Corp. ............      714,636
   146,600   IKON Office Solutions, Inc. .....    1,048,190
                                                -----------
                                                  1,762,826
                                                -----------
             COMPUTER AND SOFTWARE SERVICES -- 1.35%
    31,400   Computer Associates
               International, Inc. ...........      423,900
    79,400   SkillSoft PLC (ADR)(c)...........      218,350
                                                -----------
                                                    642,250
                                                -----------

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             CONSTRUCTION SERVICES AND SUPPLIES -- 1.50%
    73,300   Royal Group Technologies,
               Ltd.(c)........................  $   713,209
                                                -----------
             CONSUMER GOODS AND SERVICES -- 1.48%
    13,100   Avon Products, Inc. .............      705,697
                                                -----------
             DISTRIBUTOR -- 0.96%
    17,000   Tech Data Corp.(a)(c)............      458,320
                                                -----------
             ELECTRONICS -- 2.59%
    12,400   Amphenol Corp. -- Class A(c).....      471,200
    17,000   L-3 Communications Holdings,
               Inc.(a)(c).....................      763,470
                                                -----------
                                                  1,234,670
                                                -----------
             FINANCIAL SERVICES -- 2.00%
    28,100   Federated Investors,
               Inc. -- Class B................      712,897
     8,700   T. Rowe Price Group, Inc. .......      237,336
                                                -----------
                                                    950,233
                                                -----------
             FOOD AND BEVERAGE -- 2.03%
    41,500   Hormel Foods Corp. ..............      968,195
                                                -----------
             INSURANCE -- 7.38%
    27,500   Everest Re Group, Ltd. ..........    1,520,750
    16,000   MBIA, Inc. ......................      701,760
    45,100   Willis Group Holdings, Ltd.(c)...    1,293,017
                                                -----------
                                                  3,515,527
                                                -----------
             LEISURE AND RECREATION -- 0.50%
     3,100   International Game
               Technology(c)..................      235,352
                                                -----------
             MANUFACTURING -- 0.51%
     6,600   Cooper Industries, Ltd. -- Class
               A..............................      240,570
                                                -----------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.32%
    15,500   Wellpoint Health Networks,
               Inc.(c)........................    1,102,980
                                                -----------
             MEDICAL EQUIPMENT AND SUPPLIES -- 5.09%
    20,600   C.R. Bard, Inc. .................    1,194,800
    12,400   Beckman Coulter, Inc. ...........      366,048
    11,600   Hillenbrand Industries, Inc. ....      560,396
     9,700   Invitrogen Corp.(c)..............      303,513
                                                -----------
                                                  2,424,757
                                                -----------
             OIL, COAL AND GAS -- 2.11%
     4,300   CONSOL Energy, Inc. .............       74,304
    29,900   EnCana Corp.(a)..................      929,890
                                                -----------
                                                  1,004,194
                                                -----------
             OIL AND GAS: PIPELINES -- 2.10%
    31,630   Kinder Morgan Management,
               LLC(c).........................      999,192
                                                -----------
             PAPER AND FOREST PRODUCTS -- 2.01%
    38,700   MeadWestvaco Corp. ..............      956,277
                                                -----------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             PUBLISHING -- 1.62%
    32,200   John Wiley & Sons, Inc. -- Class
               A..............................  $   773,122
                                                -----------
             REAL ESTATE INVESTMENT TRUST -- 2.77%
    47,100   iStar Financial, Inc. ...........    1,321,155
                                                -----------
             RETAIL -- 4.69%
    36,800   AutoNation, Inc.(c)..............      462,208
    61,600   Big Lots, Inc.(c)................      814,968
    39,000   Dollar Tree Stores, Inc.(c)......      958,230
                                                -----------
                                                  2,235,406
                                                -----------
             RETAIL: RESTAURANT -- 1.44%
    32,700   AFC Enterprises, Inc.(c).........      687,027
                                                -----------
             TRANSPORTATION -- 1.52%
    12,100   Union Pacific Corp. .............      724,427
                                                -----------
             UTILITIES: ELECTRIC -- 4.14%
    73,300   PG&E Corp.(c)....................    1,018,870
    27,500   PPL Corp. .......................      953,700
                                                -----------
                                                  1,972,570
                                                -----------
             TOTAL COMMON STOCK (Cost
               $46,343,630)...................   44,831,621
                                                -----------
             REGULATED INVESTMENT COMPANY -- 0.56%
   269,516   Merrimac Cash Fund -- Premium
               Class(b) (Cost $269,516).......      269,516
                                                -----------
PRINCIPAL
---------
             COMMERCIAL PAPER -- 0.17%
$   81,671   Morgan Stanley, Floating Rate,
               1.39%(+), 05/07/03(b)
               (Cost $81,671).................       81,671
                                                -----------
             TIME DEPOSITS -- 3.79%
    81,672   American Express Centurion Bank,
               1.38%, 01/27/03(b).............       81,672
   344,180   Bank of Montreal,
               1.32%, 01/30/03(b).............      344,180
    81,671   Barclays PLC,
               1.32%, 02/14/03(b).............       81,671
   245,015   Bayerische HypoVereinsbank,
               1.71%, 01/10/03(b).............      245,015
   416,525   BNP Paribas,
               1.32%, 02/07/03(b).............      416,525

PRINCIPAL                                          VALUE
---------                                       -----------
               TIME DEPOSITS (CONTINUED)
$  204,179   Royal Bank of Scotland,
               1.33%, 01/15/03(b).............  $   204,179
   432,859   Royal Bank of Scotland,
               1.78%, 01/21/03(b).............      432,859
                                                -----------
             TOTAL TIME DEPOSITS
               (Cost $1,806,101)..............    1,806,101
                                                -----------
             SHORT TERM CORPORATE NOTES -- 6.62%
    81,671   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.25%(+), 11/04/03(b)..........       81,671
   204,179   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.43%(+), 01/03/03(b)..........      204,179
   245,015   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.41%(+), 02/03/03(b)..........      245,015
   294,017   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.32%(+), 03/21/03(b)..........      294,017
   408,358   Honda Motor Company, Ltd.,
               Floating Rate,
               1.41%(+), 04/08/03(b)..........      408,358
   530,865   Merrill Lynch & Company,
               Floating Rate,
               1.34%(+), 04/16/03(b)..........      530,865
    40,836   Merrill Lynch & Company,
               Floating Rate,
               1.33%(+), 11/26/03(b)..........       40,836
 1,020,894   Morgan Stanley, Floating Rate,
               1.36%(+), 03/25/03(b)..........    1,020,894
   163,343   Morgan Stanley, Floating Rate,
               1.36%(+), 09/26/03(b)..........      163,343
   163,343   National City Corp., Floating
               Rate,
               1.25%(+), 01/23/03(b)..........      163,343
                                                -----------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $3,152,521)..............    3,152,521
                                                -----------
             TOTAL SECURITIES
               (Cost $51,653,439).............   50,141,430
                                                -----------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                          VALUE
---------                                       -----------
             REPURCHASE AGREEMENTS -- 9.13%
$   81,671   With Morgan Stanley, dated
               12/31/02, 1.42%, due 01/02/03,
               repurchase proceeds at maturity
               $81,677 (Collateralized by
               Callable Government Agency
               Backed Receipts, zero coupon,
               due 01/15/21, with a value of
               $83,306)(b)....................  $    81,671
 4,266,512   With Investors Bank & Trust,
               dated 12/31/02, 1.00%, due
               01/02/03, repurchase proceeds
               at maturity $4,266,750
               (Collateralized by Small
               Business Administration,
               5.125%, due 04/25/16, with a
               value of $4,479,838)...........    4,266,512
                                                -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $4,348,183)..............    4,348,183
                                                -----------
             Total Investments -- 114.40%
               (Cost $56,001,622).............   54,489,613
             Liabilities less other
               assets -- (14.40)%.............   (6,860,233)
                                                -----------
             NET ASSETS -- 100.00%............  $47,629,380
                                                ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $56,741,195.

The following amount is based on cost for federal income tax purposes:


    Gross unrealized appreciation...........  $ 1,250,761
    Gross unrealized depreciation...........   (3,502,343)
                                              -----------
    Net unrealized depreciation.............  $(2,251,582)
                                              ===========

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK -- 95.37%
            ADVERTISING -- 1.52%
   20,000   Lamar Advertising Company(c)......  $   673,000
                                                -----------
            AEROSPACE -- 1.62%
   11,500   Alliant Techsystems, Inc.(c)......      717,025
                                                -----------
            AGRICULTURAL PRODUCTS -- 1.65%
   38,000   Monsanto Company..................      731,500
                                                -----------
            BANKS -- 3.93%
   22,500   Charter One Financial, Inc. ......      646,425
   10,000   City National Corp. ..............      439,900
   15,000   TCF Financial Corp. ..............      655,350
                                                -----------
                                                  1,741,675
                                                -----------
            BROADCAST SERVICES/MEDIA -- 2.61%
   24,000   Cox Radio, Inc. -- Class A(c).....      547,440
   13,000   Entercom Communications
              Corp.(a)(c).....................      609,960
                                                -----------
                                                  1,157,400
                                                -----------
            BUSINESS SERVICES -- 3.63%
   30,000   ARAMARK Corp. -- Class B(c).......      705,000
   20,500   Fiserv, Inc.(c)...................      695,975
    6,500   Manpower, Inc.(a).................      207,350
                                                -----------
                                                  1,608,325
                                                -----------
            COMPUTER SOFTWARE AND SERVICES -- 12.18%
   16,500   Affiliated Computer Services,
              Inc. -- Class A(c)..............      868,725
   60,000   BEA Systems, Inc.(c)..............      688,200
   45,000   BISYS Group, Inc.(c)..............      715,500
    5,000   Electronic Arts, Inc.(c)..........      248,850
   21,500   Emulex Corp.(c)...................      398,825
   43,500   Foundry Networks, Inc.(c).........      306,240
    9,500   Intuit, Inc.(c)...................      445,740
   10,500   Mercury Interactive Corp.(a)(c)...      311,325
   25,000   PeopleSoft, Inc.(c)...............      457,500
   25,000   Perot Systems Corp. -- Class
              A(a)(c).........................      268,000
   15,500   SunGard Data Systems, Inc.(c).....      365,180
   24,000   THQ, Inc.(a)(c)...................      318,000
                                                -----------
                                                  5,392,085
                                                -----------
            EDUCATION -- 0.99%
   11,000   Career Education Corp.(c).........      440,000
                                                -----------
            ELECTRONICS -- 0.63%
   14,000   Molex, Inc. -- Class A............      278,460
                                                -----------
            FINANCIAL SERVICES -- 0.54%
    2,300   SLM Corp. ........................      238,878
                                                -----------

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            FOOD & BEVERAGE -- 4.27%
   40,000   Coca-Cola Enterprises, Inc. ......  $   868,800
   18,500   Dean Foods Company(c).............      686,350
    5,000   Hershey Foods Corp. ..............      337,200
                                                -----------
                                                  1,892,350
                                                -----------
            INSURANCE -- 3.46%
   13,500   Aetna, Inc. ......................      555,120
   34,000   Willis Group Holdings, Ltd.(c)....      974,780
                                                -----------
                                                  1,529,900
                                                -----------
            INTERNET SERVICES -- 1.01%
   11,000   Symantec Corp.(c).................      445,280
                                                -----------
            LEISURE AND RECREATION -- 3.37%
   50,000   Hilton Hotels Corp. ..............      635,500
   36,000   Starwood Hotel & Resorts
              Worldwide, Inc. ................      854,640
                                                -----------
                                                  1,490,140
                                                -----------
            MANUFACTURING -- 4.51%
    6,500   American Standard Companies,
              Inc.(c).........................      462,410
   14,500   Danaher Corp. ....................      952,650
   15,500   SPX Corp.(c)......................      580,475
                                                -----------
                                                  1,995,535
                                                -----------
            MEDICAL AND OTHER HEALTH SERVICES -- 8.48%
   14,500   Anthem, Inc.(c)...................      912,050
   29,000   Triad Hospitals, Inc.(c)..........      865,070
   22,500   Universal Health Services, Inc. --
              Class B(c)......................    1,014,750
   13,500   WellPoint Health Networks,
              Inc.(c).........................      960,660
                                                -----------
                                                  3,752,530
                                                -----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 7.24%
   17,500   Boston Scientific Corp.(c)........      744,100
   15,000   Genzyme Corp.(a)(c)...............      443,550
   22,000   St. Jude Medical, Inc.(c).........      873,840
    5,000   Stryker Corp. ....................      335,600
    5,000   Varian Medical Systems, Inc.(c)...      248,000
   13,500   Zimmer Holdings, Inc.(c)..........      560,520
                                                -----------
                                                  3,205,610
                                                -----------
            OIL, COAL AND GAS -- 11.89%
   17,500   Anadarko Petroleum Corp. .........      838,250
   14,500   BJ Services Company(c)............      468,495
   21,000   EOG Resources, Inc.(a)............      838,320
   20,000   Nabors Industries, Inc.(c)........      705,400
   10,000   Noble Corp.(c)....................      351,500
   16,000   Patterson-UTI Energy, Inc.(c).....      482,720
   11,000   Smith International, Inc.(a)(c)...      358,820

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2002

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            OIL, COAL AND GAS (CONTINUED)
   17,000   Weatherford International,
              Inc.(c).........................  $   678,810
   22,000   XTO Energy, Inc. .................      543,400
                                                -----------
                                                  5,265,715
                                                -----------
            PHARMACEUTICALS -- 6.35%
   33,000   AdvancePCS(c).....................      732,930
   18,000   AmerisourceBergen Corp. ..........      977,580
   10,500   IDEC Pharmaceuticals
              Corp.(a)(c).....................      348,285
   10,000   King Pharmaceuticals, Inc.(c).....      171,900
   15,000   Teva Pharmaceutical Industries,
              Ltd. (ADR)......................      579,150
                                                -----------
                                                  2,809,845
                                                -----------
            RESEARCH AND DEVELOPMENT -- 1.47%
    9,500   Gilead Sciences, Inc.(c)..........      323,000
   12,000   MedImmune, Inc.(c)................      326,040
                                                -----------
                                                    649,040
                                                -----------
            RETAIL -- 5.63%
   15,000   Coach, Inc.(c)....................      493,800
   27,500   Dollar Tree Stores, Inc.(a)(c)....      675,675
   28,500   Linens 'n Things, Inc.(c).........      644,100
   18,000   TJX Companies, Inc. ..............      351,360
   12,000   Williams-Sonoma, Inc.(c)..........      325,800
                                                -----------
                                                  2,490,735
                                                -----------
            RETAIL: RESTAURANTS -- 2.07%
   18,000   Outback Steakhouse, Inc. .........      619,920
   14,500   Starbucks Corp.(c)................      295,510
                                                -----------
                                                    915,430
                                                -----------
            SEMICONDUCTORS -- 2.38%
   10,000   Integrated Circuit Systems,
              Inc.(c).........................      182,500
   17,500   Intersil Corp. -- Class A(c)......      243,950
   16,000   Microchip Technology, Inc. .......      391,200
   11,500   Xilinx, Inc.(c)...................      236,900
                                                -----------
                                                  1,054,550
                                                -----------
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 1.12%
   25,000   UTStarcom, Inc.(c)................      495,750
                                                -----------
            TOYS -- 2.05%
   47,500   Mattel, Inc. .....................      909,625
                                                -----------
            TRANSPORTATION -- 0.77%
   17,000   Swift Transportation Company,
              Inc.(c).........................      340,306
                                                -----------
            TOTAL COMMON STOCK (Cost
              $42,034,359)....................   42,220,689
                                                -----------
            REGULATED INVESTMENT COMPANY -- 0.41%
  182,261   Merrimac Cash Fund -- Premium
              Class(b) (Cost $182,261)........      182,261
                                                -----------
PRINCIPAL                                          VALUE
---------                                       -----------
            COMMERCIAL PAPER -- 0.12%
$  55,231   Morgan Stanley, Floating Rate,
              1.39%(+), 05/07/03(b) (Cost
              $55,231)........................  $    55,231
                                                -----------
            TIME DEPOSITS -- 2.76%
   55,231   American Express Centurion Bank,
              1.38%, 01/27/03(b)..............       55,231
  232,752   Bank of Montreal,
              1.32%, 01/30/03(b)..............      232,752
   55,231   Barclays PLC,
              1.32%, 02/14/03(b)..............       55,231
  165,691   Bayerische HypoVereinsbank,
              1.71%, 01/10/03(b)..............      165,691
  281,676   BNP Paribas,
              1.32%, 02/07/03(b)..............      281,676
  138,076   Royal Bank of Scotland,
              1.33%, 01/15/03(b)..............      138,076
  292,722   Royal Bank of Scotland,
              1.78%, 01/21/03(b)..............      292,722
                                                -----------
            TOTAL TIME DEPOSITS (Cost
              $1,221,379).....................    1,221,379
                                                -----------
            SHORT TERM CORPORATE NOTES -- 4.82%
   55,230   Canadian Imperial Bank of
              Commerce, Floating Rate,
              1.25%(+), 11/04/03(b)...........       55,230
  138,076   Goldman Sachs Group, Inc.,
              Floating Rate,
              1.43%(+), 01/03/03(b)...........      138,076
  165,691   Goldman Sachs Group, Inc.,
              Floating Rate,
              1.41%(+), 02/03/03(b)...........      165,691
  198,830   Goldman Sachs Group, Inc.,
              Floating Rate,
              1.32%(+), 03/21/03(b)...........      198,830
  276,152   Honda Motor Company, Ltd.,
              Floating Rate,
              1.41%(+), 04/08/03(b)...........      276,152
  358,998   Merrill Lynch & Company, Floating
              Rate,
              1.34%(+), 04/16/03(b)...........      358,998
   27,615   Merrill Lynch & Company, Floating
              Rate,
              1.33%(+), 11/26/03(b)...........       27,615
  690,381   Morgan Stanley, Floating Rate,
              1.36%(+), 03/25/03(b)...........      690,381
  110,461   Morgan Stanley, Floating Rate,
              1.36%(+), 09/26/03(b)...........      110,461

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                          VALUE
---------                                       -----------
            SHORT TERM CORPORATE NOTES (CONTINUED)
  110,461   National City Corp., Floating
              Rate,
              1.25%(+), 01/23/03(b)...........  $   110,461
                                                -----------
            TOTAL SHORT TERM CORPORATE NOTES
              (Cost $2,131,895)...............    2,131,895
                                                -----------
            TOTAL SECURITIES
              (Cost $45,625,125)..............   45,811,455
                                                -----------
            REPURCHASE AGREEMENTS -- 4.88%
   55,231   With Morgan Stanley, dated
              12/31/02,
              1.42%, due 01/02/03, repurchase
              proceeds at maturity $55,235
              (Collateralized by Callable
              Government Agency Backed
              Receipts, zero coupon, due
              01/15/21, with a value of
              $56,336)(b).....................       55,231
2,104,471   With Investors Bank & Trust, dated
              12/31/02, 1.00%, due 01/02/03,
              repurchase proceeds at maturity
              $2,104,588 (Collateralized by
              Fannie Mae, 7.506%, due
              08/01/30, with a value of
              $2,209,695).....................    2,104,471
                                                -----------
            TOTAL REPURCHASE AGREEMENTS (Cost
              $2,159,702).....................    2,159,702
                                                -----------
            Total Investments -- 108.36% (Cost
              $47,784,827)....................   47,971,157
            Liabilities less other
              assets -- (8.36)%...............   (3,700,400)
                                                -----------
            NET ASSETS -- 100.00%.............  $44,270,757
                                                ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $49,288,571.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 2,398,036
    Gross unrealized depreciation...........   (3,715,450)
                                              -----------
    Net unrealized depreciation.............  $(1,317,414)
                                              ===========

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK -- 97.29%
            AGRICULTURE -- 3.30%
  28,950    Delta and Pine Land Company.......  $   590,870
                                                -----------
            APPAREL: MANUFACTURING -- 1.72%
   8,050    Kellwood Company..................      209,300
  18,850    Unifi, Inc.(a)....................       98,962
                                                -----------
                                                    308,262
                                                -----------
            BANKS -- 7.37%
  13,675    Bank of Hawaii Corp. .............      415,583
  19,950    Commercial Federal Corp. .........      465,833
   8,350    First Financial Bancorp...........      136,865
  16,525    Silicon Valley Bancshares(a)......      301,581
                                                -----------
                                                  1,319,862
                                                -----------
            BUSINESS SERVICES -- 2.78%
  35,700    CSG Systems International,
              Inc.(a).........................      487,305
   1,450    National Service Industries,
              Inc. ...........................       10,411
                                                -----------
                                                    497,716
                                                -----------
            CHEMICALS -- 6.04%
  26,050    Cytec Industries, Inc.(a).........      710,644
  39,125    Millennium Chemicals, Inc. .......      372,470
                                                -----------
                                                  1,083,114
                                                -----------
            COMPUTER SOFTWARE AND SERVICES -- 7.25%
   3,900    Advent Software, Inc.(a)..........       53,157
   6,375    Concerto Software, Inc.(a)........       43,031
  55,325    Dendrite International, Inc.(a)...      413,278
   7,100    Progress Software Corp.(a)........       91,945
  32,450    Wallace Computer Services,
              Inc. ...........................      698,000
                                                -----------
                                                  1,299,411
                                                -----------
            CONSTRUCTION SERVICES AND SUPPLIES -- 1.77%
  13,050    Texas Industries, Inc. ...........      317,115
                                                -----------
            CONSUMER GOODS AND SERVICES -- 3.85%
  43,725    American Greetings Corp. -- Class
              A(a)............................      690,855
                                                -----------
            DIVERSIFIED SERVICES -- 2.90%
  28,125    Pittston Brink's Group............      519,750
                                                -----------
            FINANCIAL SERVICES -- 5.44%
  46,575    Phoenix Companies, Inc. ..........      353,970
  31,575    Waddell & Reed Financial, Inc. --
              Class A.........................      621,080
                                                -----------
                                                    975,050
                                                -----------
            INSURANCE -- 0.61%
   5,100    Stewart Information Services
              Corp.(a)........................      109,089
                                                -----------

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            INTERNET SERVICES -- 2.46%
  60,400    EarthLink, Inc.(a)................  $   329,180
   5,725    ProQuest Company(a)...............      112,210
                                                -----------
                                                    441,390
                                                -----------
            LEISURE AND RECREATION -- 6.74%
  23,275    Gaylord Entertainment
              Company(a)......................      479,465
  28,250    Speedway Motorsports, Inc. .......      728,285
                                                -----------
                                                  1,207,750
                                                -----------
            MACHINERY -- 1.33%
  31,725    JLG Industries, Inc. .............      238,889
                                                -----------
            MANUFACTURING -- 14.39%
  41,800    Acuity Brands, Inc. ..............      565,972
  16,650    Blyth, Inc. ......................      445,554
  17,200    Brady Corp. -- Class A............      573,620
  21,375    Crane Company.....................      426,004
  14,450    Paxar Corp.(a)....................      213,137
   4,775    SPS Technologies, Inc.(a).........      113,406
  16,050    Tredegar Corp. ...................      240,750
                                                -----------
                                                  2,578,443
                                                -----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 6.56%
   9,750    Edwards Lifesciences Corp.(a).....      248,333
  28,625    Haemonetics Corp.(a)..............      614,293
  32,650    VISX, Inc.(a).....................      312,787
                                                -----------
                                                  1,175,413
                                                -----------
            OIL, COAL AND GAS -- 1.33%
   8,600    Forest Oil Corp.(a)...............      237,790
                                                -----------
            PAPER AND FOREST PRODUCTS -- 3.21%
  12,725    Rayonier, Inc. ...................      575,806
                                                -----------
            PRINTING -- 1.49%
  22,300    Bowne & Company, Inc. ............      266,485
                                                -----------
            PUBLISHING -- 3.00%
  52,850    Hollinger International,
              Inc. -- Class A.................      536,956
                                                -----------
            REAL ESTATE DEVELOPMENT AND SERVICES -- 0.32%
   2,525    Avatar Holdings, Inc.(a)..........       58,075
                                                -----------
            RETAIL -- 3.79%
  34,775    Footstar, Inc.(a).................      242,034
  13,700    Zale Corp.(a).....................      437,030
                                                -----------
                                                    679,064
                                                -----------
            SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.84%
   5,075    Dionex Corp.(a)...................      150,778
                                                -----------
            SEMICONDUCTORS -- 1.84%
  58,700    Axcelis Technologies, Inc.(a).....      329,248
                                                -----------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2002

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            SPORTING GOODS EQUIPMENT -- 2.57%
  34,775    Callaway Golf Company.............  $   460,769
                                                -----------
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 4.39%
  22,525    Andrew Corp.(a)...................      231,557
  21,825    Belden, Inc. .....................      332,177
  28,225    CommScope, Inc.(a)................      222,977
                                                -----------
                                                    786,711
                                                -----------
            TOTAL COMMON STOCK (Cost
              $18,242,762)....................   17,434,661
                                                -----------
PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 3.11%
$558,078    With Investors Bank & Trust, dated
              12/31/02, 1.00%, due 01/02/03,
              repurchase proceeds at maturity
              $558,109 (Collateralized by
              Fannie Mae Adjustable Rate
              Mortgage,
              6.391%, due 09/01/29, with a
              value of $586,405) (Cost
              $558,078).......................      558,078
                                                -----------
            Total Investments -- 100.40% (Cost
              $18,800,840)....................   17,992,739
            Liabilities less other
              assets -- (0.40)%...............      (72,513)
                                                -----------
            NET ASSETS -- 100.00%.............  $17,920,226
                                                ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $19,475,397.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $   592,647
    Gross unrealized depreciation...........   (2,075,305)
                                              -----------
    Net unrealized depreciation.............  $(1,482,658)
                                              ===========

---------------

(a) Non-income producing security.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 97.78%
              AEROSPACE AND DEFENSE -- 0.67%
    219,900   AAR Corp. ...................  $    1,132,485
     46,300   Curtiss-Wright Corp. -- Class
                B..........................       2,884,490
     18,100   Ducommun, Inc.(c)............         286,885
    130,000   Herley Industries, Inc.(c)...       2,263,040
      6,200   Moog, Inc. -- Class A(c).....         192,448
                                             --------------
                                                  6,759,348
                                             --------------
              AGRICULTURE -- 0.06%
    176,200   Stake Technology, Ltd.(c)....         555,030
                                             --------------
              AGRICULTURAL EQUIPMENT -- 0.44%
    198,800   AGCO Corp.(c)................       4,393,480
                                             --------------
              AIRLINES -- 0.28%
     21,200   Alaska Air Group, Inc.(c)....         458,980
     88,000   Atlantic Coast Airlines
                Holdings, Inc.(c)..........       1,058,640
     68,800   ExpressJet Holdings,
                Inc.(c)....................         705,200
     98,500   Mesa Air Group, Inc.(c)......         400,895
     31,200   Midwest Express Holdings,
                Inc.(c)....................         166,920
                                             --------------
                                                  2,790,635
                                             --------------
              APPAREL: MANUFACTURING -- 0.56%
    373,300   Ashworth, Inc.(c)............       2,389,120
     63,100   Kellwood Company.............       1,640,600
     16,200   K-Swiss, Inc. -- Class A.....         351,702
     45,700   Phillips-Van Heusen Corp. ...         528,292
     44,700   Russell Corp. ...............         748,278
                                             --------------
                                                  5,657,992
                                             --------------
              APPAREL: RETAIL -- 1.28%
    239,300   Claire's Stores, Inc. .......       5,281,351
     78,800   Footstar, Inc.(a)(c).........         548,448
    197,500   J. Jill Group, Inc.(a)(c)....       2,761,050
     14,000   Mothers Work, Inc.(a)(c).....         493,220
     45,300   Payless ShoeSource,
                Inc.(c)....................       2,331,591
     22,100   Shoe Carnival, Inc.(c).......         309,643
     10,700   Stage Stores, Inc.(c)........         225,128
    188,100   Wilsons The Leather Experts,
                Inc.(c)....................         940,500
                                             --------------
                                                 12,890,931
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.78%
     41,500   Dura Automotive Systems,
                Inc.(c)....................         416,660
     12,600   Keystone Automotive
                Industries, Inc.(c)........         189,252
    257,200   O'Reilly Automotive,
                Inc.(c)....................       6,504,588
     26,700   Spartan Motors, Inc. ........         303,846

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              AUTOMOTIVE EQUIPMENT (CONTINUED)
    113,200   Tenneco Automotive,
                Inc.(c)....................  $      457,328
                                             --------------
                                                  7,871,674
                                             --------------
              BANKS -- 7.15%
     19,800   AMCORE Financial, Inc. ......         429,660
     25,900   BancorpSouth, Inc. ..........         502,978
     18,200   BankAtlantic Bancorp, Inc. --
                Class A....................         171,990
    160,000   Bank of Bermuda, Ltd. .......       5,104,000
      6,900   Bank of the Ozarks, Inc. ....         161,736
    158,676   Banner Corp. ................       2,974,223
      4,200   Bay State Bancorp, Inc. .....         109,200
     12,600   Cathay Bancorp, Inc. ........         478,674
     16,100   City Holding Company.........         454,986
    111,800   Commercial Federal Corp. ....       2,610,530
     55,300   Community First Bankshares,
                Inc. ......................       1,463,238
     11,500   Connecticut Bankshares,
                Inc. ......................         442,175
      9,700   Corus Bankshares, Inc. ......         423,502
     13,600   CPB, Inc. ...................         373,320
     12,800   Dime Community Bancshares....         245,120
     52,200   East West Bancorp, Inc. .....       1,883,376
     51,700   First BanCorp. ..............       1,168,420
     29,700   First Commonwealth Financial
                Corp. .....................         341,550
      7,400   First Essex Bancorp, Inc. ...         247,160
     34,200   FirstFed Financial
                Corp.(c)...................         990,090
     19,800   First Midwest Bancorp.,
                Inc. ......................         528,858
     47,600   Flagstar Bancorp, Inc. ......       1,028,160
     12,300   Flushing Financial Corp. ....         201,449
     94,500   F.N.B. Corp. ................       2,600,640
    459,211   Hudson United Bancorp........      14,281,462
      6,800   IBERIABANK Corp. ............         273,088
    119,770   Investors Financial Services
                Corp. .....................       3,280,500
     44,700   Irwin Financial Corp. .......         737,550
      4,900   ITLA Capital Corp.(c)........         162,827
     25,200   Local Financial Corp.(c).....         369,180
      5,000   MB Financial, Inc. ..........         173,950
     12,600   OceanFirst Financial
                Corp. .....................         282,870
     14,900   Oriental Financial Group,
                Inc. ......................         366,242
     33,100   Pacific Capital Bancorp......         842,395
    325,000   People's Bank................       8,190,000
     13,300   Prosperity Bancshares,
                Inc. ......................         252,700
     29,300   Provident Bankshares
                Corp. .....................         677,152
    105,600   R&G Financial Corp. -- Class
                B..........................       2,455,200
    132,500   Sky Financial Group, Inc. ...       2,638,075
     68,500   Staten Island Bancorp,
                Inc. ......................       1,379,590
      6,960   Sterling Bancorp.............         183,187

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
     39,700   Susquehanna Bancshares,
                Inc. ......................  $      827,388
     18,900   Trustmark Corp. .............         449,820
    160,030   UCBH Holdings, Inc.(a).......       6,793,274
     13,900   UMB Financial Corp. .........         531,828
      7,000   Washington Federal, Inc. ....         173,950
     33,100   Westamerica Bancorp..........       1,329,958
     11,400   WSFS Financial Corp. ........         375,858
                                             --------------
                                                 71,963,079
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.95%
    439,400   Cox Radio, Inc. -- Class
                A(c).......................      10,022,714
    738,500   Emmis Communications Corp. --
                Class A(a)(c)..............      15,382,955
    400,900   Regent Communications,
                Inc.(c)....................       2,369,319
     70,800   Sinclair Broadcast Group,
                Inc. -- Class A(a)(c)......         823,404
     70,300   Spanish Broadcasting System,
                Inc. -- Class A(c).........         506,160
     27,200   World Wrestling
                Entertainment,
                Inc. -- Class A(c).........         218,960
     29,200   Young Broadcasting, Inc. --
                Class A(c).................         384,564
                                             --------------
                                                 29,708,076
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 2.14%
    433,800   American Management Systems,
                Inc.(c)....................       5,201,262
     18,800   Angelica Corp. ..............         388,220
     33,400   CDI Corp.(c).................         901,132
     45,800   Corporate Executive Board
                Company(a)(c)..............       1,461,936
     70,600   Gartner, Inc. -- Class
                B(c).......................         667,170
    213,700   GTECH Holdings Corp.(c)......       5,953,682
     42,000   Hypercom Corp.(c)............         156,660
     85,800   Labor Ready, Inc.(a)(c)......         550,836
    176,600   MAXIMUS, Inc.(a)(c)..........       4,609,260
     19,000   MemberWorks, Inc.(a)(c)......         341,620
     59,800   Right Management Consultants,
                Inc.(a)(c).................         792,350
     11,300   The Advisory Board
                Company(c).................         337,870
      9,000   UniFirst Corp. ..............         181,800
                                             --------------
                                                 21,543,798
                                             --------------
              CHEMICALS -- 0.98%
     45,600   Airgas, Inc.(c)..............         786,600
     76,260   Albemarle Corp. .............       2,169,597
     39,000   Arch Chemicals, Inc. ........         711,750
      7,700   Cabot Microelectronics
                Corp.(c)...................         363,440
     15,400   Cytec Industries, Inc.(c)....         420,112
    180,500   Ferro Corp. .................       4,409,615

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
     14,300   Octel Corp. .................  $      225,940
     36,900   OMNOVA Solutions, Inc.(c)....         148,707
    182,100   Solutia, Inc. ...............         661,023
                                             --------------
                                                  9,896,784
                                             --------------
              COLLECTIBLES -- 0.11%
     34,000   Department 56, Inc.(c).......         438,600
     48,900   Racing Champions Ertl
                Corp.(c)...................         667,485
                                             --------------
                                                  1,106,085
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.65%
     78,400   Black Box Corp.(a)...........       3,512,320
     18,100   Computer Network Technology
                Corp.(c)...................         128,510
     21,700   Drexler Technology
                Corp.(a)(c)................         273,420
    147,400   IKON Office Solutions,
                Inc. ......................       1,053,910
     34,200   InFocus Corp.(c).............         210,672
     43,400   Iomega Corp.(c)..............         340,690
    336,600   Maxtor Corp.(c)..............       1,703,196
     21,900   Mercury Computer Systems,
                Inc.(c)....................         668,388
    396,700   NetScout Systems, Inc.(c)....       1,725,645
     15,900   Overland Storage, Inc.(c)....         231,838
     29,400   Palm, Inc.(a)(c).............         461,580
     22,000   Radiant Systems, Inc.(c).....         211,860
     17,600   RadiSys Corp.(c).............         140,448
    272,130   SanDisk Corp.(a)(c)..........       5,524,239
     27,900   Virage Logic Corp.(c)........         279,837
     25,800   Western Digital Corp.(c).....         164,862
                                             --------------
                                                 16,631,415
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 5.89%
    188,000   ActivCard S.A.(ADR)(a)(c)....       1,607,400
    224,500   ANSYS, Inc.(c)...............       4,534,900
    234,500   Autodesk, Inc. ..............       3,353,350
     79,300   Business Objects
                S.A.(ADR)(c)...............       1,189,500
     75,900   CACI International, Inc. --
                Class A(c).................       2,705,076
     12,000   Catapult Communications
                Corp.(c)...................         143,400
    263,300   Checkpoint Systems,
                Inc.(a)(c).................       2,722,522
     12,800   Citrix Systems, Inc.(c)......         157,696
     19,500   Cognizant Technology
                Solutions Corp.(a)(c)......       1,408,485
     41,800   CompuCom Systems, Inc.(c)....         234,498
     16,400   Concord Communications,
                Inc.(c)....................         147,436
    369,400   Concur Technologies,
                Inc.(c)....................       1,185,774
     50,000   Dendrite International,
                Inc.(c)....................         373,500
     34,700   DocuCorp International,
                Inc.(c)....................         229,749

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     40,600   Documentum, Inc.(a)(c).......  $      635,796
    340,000   Embarcadero Technologies,
                Inc.(a)(c).................       2,029,800
     18,600   EPIQ Systems, Inc.(c)........         284,022
    206,350   Fidelity National Information
                Solutions, Inc.(a)(c)......       3,559,537
     44,700   Foundry Networks, Inc.(c)....         314,688
     54,400   Hyperion Solutions
                Corp.(c)...................       1,396,448
     50,900   Inter-Tel, Inc. .............       1,064,319
     19,700   ManTech International
                Corp. -- Class A(c)........         375,679
     65,900   McDATA Corp. -- Class A(c)...         467,890
    171,900   MRO Software, Inc.(c)........       2,087,725
     18,500   MTS Systems Corp. ...........         185,370
    269,070   NetScreen Technologies,
                Inc.(a)(c).................       4,531,139
    265,000   OPNET Technologies,
                Inc.(a)(c).................       2,141,465
    788,700   Parametric Technology
                Corp.(c)...................       1,987,524
    142,685   PEC Solutions, Inc.(a)(c)....       4,266,281
     62,700   Pinnacle Systems, Inc.(c)....         853,347
    205,200   Precise Software Solutions,
                Ltd.(a)(c).................       3,387,852
    152,100   Quest Software, Inc.(c)......       1,568,151
     30,400   Rainbow Technologies,
                Inc.(c)....................         217,968
     73,100   Red Hat, Inc.(c).............         432,021
     10,500   Renaissance Learning,
                Inc.(a)(c).................         198,450
     23,800   Roxio, Inc.(c)...............         113,526
    394,700   S1 Corp.(c)..................       1,760,362
      8,400   SERENA Software, Inc.(c).....         132,636
     17,900   SS&C Technologies, Inc.(c)...         190,653
     44,700   Sykes Enterprises, Inc.(c)...         146,616
    100,000   Synopsys, Inc.(a)(c).........       4,615,000
     51,400   Transaction Systems
                Architects, Inc. -- Class
                A(c).......................         334,100
                                             --------------
                                                 59,271,651
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.27%
     11,800   Centex Construction Products,
                Inc. ......................         414,770
     62,400   Florida Rock Industries,
                Inc. ......................       2,374,320
      8,400   Genlyte Group, Inc.(c).......         261,744
    229,000   Granite Construction,
                Inc. ......................       3,549,500
     41,300   Integrated Electrical
                Services, Inc.(c)..........         159,005
     73,400   Lennox International,
                Inc. ......................         921,170
     13,500   LSI Industries, Inc. ........         186,975
     57,100   Meritage Corp.(c)............       1,921,415
     28,800   M/I Schottenstein Homes,
                Inc. ......................         800,640
      7,600   Ryland Group, Inc. ..........         253,460

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
    136,400   Simpson Manufacturing
                Company, Inc.(c)...........  $    4,487,560
     34,900   Trex Company, Inc.(a)(c).....       1,231,970
     21,400   Universal Forest Products,
                Inc. ......................         456,269
     73,000   USG Corp.(a)(c)..............         616,850
     58,700   Walter Industries, Inc. .....         635,721
     19,200   Watsco, Inc. ................         314,496
    288,900   WCI Communities, Inc.(c).....       2,946,780
     52,200   York International Corp. ....       1,334,754
                                             --------------
                                                 22,867,399
                                             --------------
              CONSUMER GOODS AND SERVICES -- 1.22%
     45,600   Applica, Inc.(c).............         228,000
     38,000   Chattem, Inc.(c).............         780,900
    172,700   Coinstar, Inc.(c)............       3,911,655
     48,500   DIMON, Inc. .................         291,000
     28,500   Jarden Corp.(c)..............         680,295
    104,900   NBTY, Inc.(c)................       1,844,142
     31,700   Nu Skin Enterprises, Inc. --
                Class A....................         379,449
     11,300   Playtex Products, Inc.(c)....         111,644
     64,500   Regis Corp. .................       1,676,355
     37,500   Toro Company.................       2,396,250
                                             --------------
                                                 12,299,690
                                             --------------
              DISTRIBUTION -- 1.85%
     38,400   Aviall, Inc.(c)..............         309,120
     61,800   Handleman Company(c).........         710,700
    133,100   Hughes Supply, Inc. .........       3,636,292
    270,400   NuCo2, Inc.(a)(c)............       2,176,720
     11,000   ScanSource, Inc.(a)(c).......         542,300
     16,100   Standard Commercial Corp. ...         291,410
    193,300   United Stationers, Inc.(c)...       5,567,233
    146,100   Universal Corp. .............       5,399,856
                                             --------------
                                                 18,633,631
                                             --------------
              DIVERSIFIED SERVICES -- 0.41%
    223,200   Pittston Brink's Group.......       4,124,736
                                             --------------
              EDUCATION -- 1.60%
     87,700   Bright Horizons Family
                Solutions, Inc.(c).........       2,466,124
    543,530   ITT Educational Services,
                Inc.(c)....................      12,800,131
     51,700   Sylvan Learning Systems,
                Inc.(c)....................         847,880
                                             --------------
                                                 16,114,135
                                             --------------
              ELECTRONICS -- 3.15%
     32,900   Artesyn Technologies,
                Inc.(c)....................         126,336
    233,940   Benchmark Electronics,
                Inc.(a)(c).................       6,704,720

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
    438,200   California Micro Devices
                Corp.(c)...................  $    1,993,810
    130,800   Cubic Corp. .................       2,410,644
    140,200   DSP Group, Inc.(c)...........       2,217,964
     90,900   Electro Scientific
                Industries, Inc.(c)........       1,818,000
      9,500   Excel Technology, Inc.(c)....         169,955
     31,900   Insignia Systems,
                Inc.(a)(c).................         333,993
      7,400   InVision Technologies,
                Inc.(c)....................         195,064
     28,500   Manufacturers' Services,
                Ltd.(c)....................         157,890
     19,200   Merix Corp.(c)...............         161,280
     56,700   Methode Electronics, Inc. --
                Class A....................         621,999
    210,000   Rogers Corp.(c)..............       4,672,500
     27,100   Stoneridge, Inc.(c)..........         322,490
    114,800   Technitrol, Inc. ............       1,852,872
    471,000   Thomas & Betts Corp.(c)......       7,959,900
                                             --------------
                                                 31,719,417
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.25%
    106,800   Aaron Rents, Inc. ...........       2,336,784
     21,900   DVI, Inc.(c).................         165,345
                                             --------------
                                                  2,502,129
                                             --------------
              FINANCIAL SERVICES -- 1.06%
    123,400   American Capital Strategies,
                Ltd.(a)....................       2,664,206
    110,000   Financial Federal
                Corp.(a)(c)................       2,764,300
     41,300   IndyMac Bancorp, Inc.(c).....         763,637
    114,800   Investment Technology Group,
                Inc.(c)....................       2,566,928
     52,300   LendingTree, Inc.(a)(c)......         673,624
     40,600   New Century Financial
                Corp.(a)...................       1,030,834
     18,300   Saxon Capital, Inc.(c).......         228,933
                                             --------------
                                                 10,692,462
                                             --------------
              FOOD AND BEVERAGE -- 1.46%
    193,720   Boston Beer Company, Inc. --
                Class A(c).................       2,770,196
     62,200   Chiquita Brands
                International, Inc.(c).....         824,772
    209,440   Cott Corp.(a)(c).............       3,732,221
     12,300   Interstate Bakeries Corp. ...         187,575
    136,050   Monterey Pasta Company(c)....         510,187
     22,200   Nash-Finch Company...........         171,606
     19,400   Pilgrim's Pride
                Corp. -- Class B...........         159,080
     76,300   Ralcorp Holdings, Inc.(c)....       1,918,182
     84,887   Riviana Foods, Inc. .........       2,293,732
     94,700   Sensient Technologies
                Corp.(a)...................       2,127,909
                                             --------------
                                                 14,695,460
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FUNERAL SERVICES -- 0.18%
    373,000   Service Corp.
                International(c)...........  $    1,238,360
     97,700   Stewart Enterprises, Inc. --
                Class A(c).................         544,287
                                             --------------
                                                  1,782,647
                                             --------------
              INSURANCE -- 3.35%
     67,700   Allmerica Financial
                Corp.(c)...................         683,770
     12,700   ANFI, Inc. ..................         187,325
    306,500   Annuity and Life Re Holdings,
                Ltd. ......................         711,080
     13,500   Commerce Group, Inc. ........         506,115
     99,500   Delphi Financial Group,
                Inc. -- Class A............       3,777,020
     27,900   FPIC Insurance Group,
                Inc.(a)(c).................         192,510
    101,200   Fremont General Corp.(a).....         454,388
    154,700   IPC Holdings, Ltd.(c)........       4,879,238
     45,700   Landamerica Financial Group,
                Inc. ......................       1,620,065
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       3,705,600
     95,000   Platinum Underwriters
                Holdings, Ltd.(a)(c).......       2,503,250
      8,800   PMA Capital Corp. -- Class
                A(a).......................         126,104
     33,200   Presidential Life Corp. .....         329,676
     80,350   ProAssurance Corp.(c)........       1,687,350
    155,000   Reinsurance Group of America,
                Inc.(a)....................       4,197,400
    186,100   Scottish Annuity & Life
                Holdings, Ltd. ............       3,247,445
     33,200   StanCorp Financial Group,
                Inc. ......................       1,621,820
     24,700   Stewart Information Services
                Corp.(c)...................         528,333
     11,400   Triad Guaranty, Inc.(c)......         420,204
    399,500   Universal American Financial
                Corp.(c)...................       2,324,691
                                             --------------
                                                 33,703,384
                                             --------------
              INTERNET SERVICES -- 2.05%
     48,300   AsiaInfo Holdings, Inc.(c)...         306,222
    205,680   Avocent Corp.(c).............       4,570,210
     25,700   @Road, Inc.(c)...............         106,141
     26,600   Checkfree Corp.(a)(c)........         425,627
     17,300   DoubleClick, Inc.(c).........          97,918
    246,500   Entrust, Inc.(c).............         828,240
     46,200   eResearch Technology,
                Inc.(a)(c).................         773,850
     32,500   eSPEED, Inc. -- Class A(c)...         550,582
    353,358   FindWhat.com(a)..............       2,258,664
     48,400   FreeMarkets, Inc.(a)(c)......         311,648

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     16,600   J2 Global Communications,
                Inc.(a)(c).................  $      316,064
     31,700   Keynote Systems, Inc.(c).....         244,724
    271,100   LookSmart, Ltd.(c)...........         672,328
    276,500   MatrixOne, Inc.(c)...........       1,188,950
     17,400   Neoforma, Inc.(a)(c).........         207,930
     27,800   Overture Services,
                Inc.(a)(c).................         759,218
     36,800   Packeteer, Inc.(c)...........         252,448
     36,100   Raindance Communications,
                Inc.(c)....................         116,603
     53,600   Register.com, Inc.(c)........         241,200
     23,200   RSA Security, Inc.(c)........         138,968
     23,600   SafeNet, Inc.(c).............         598,260
  1,139,700   Tumbleweed Communications
                Corp.(c)...................       1,767,675
     32,200   United Online, Inc.(a)(c)....         513,300
     19,200   WebEx Communications,
                Inc.(a)(c).................         288,000
    142,700   Websense, Inc.(a)(c).........       3,048,215
                                             --------------
                                                 20,582,985
                                             --------------
              INVESTMENT COMPANY -- 0.03%
     25,300   MCG Capital Corp. ...........         272,481
                                             --------------
              LEISURE AND RECREATION -- 0.65%
    110,200   Aztar Corp.(c)...............       1,573,656
     39,300   Choice Hotels International,
                Inc.(c)....................         892,110
     83,200   La Quinta Corp.(c)...........         366,080
     21,000   Navigant International,
                Inc.(c)....................         258,930
     17,100   Pinnacle Entertainment,
                Inc.(c)....................         118,503
     21,300   Polaris Industries,
                Inc.(a)....................       1,248,180
    290,600   Scientific Games Corp. --
                Class A(c).................       2,109,756
                                             --------------
                                                  6,567,215
                                             --------------
              MACHINERY -- 1.25%
    103,500   Albany International Corp. --
                Class A....................       2,138,310
     11,600   Applied Industrial
                Technologies, Inc. ........         219,240
     19,600   Cascade Corp. ...............         312,620
     48,800   Global Power Equipment Group,
                Inc.(a)(c).................         240,584
    188,000   Kadant, Inc.(c)..............       2,820,000
    138,070   Kennametal, Inc. ............       4,760,654
     34,900   Lincoln Electric Holdings,
                Inc. ......................         807,935
      6,000   Manitowoc Company, Inc. .....         153,000
     57,200   Milacron, Inc. ..............         340,340

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MACHINERY (CONTINUED)
     18,200   Tecumseh Products Company --
                Class A....................  $      803,166
                                             --------------
                                                 12,595,849
                                             --------------
              MANUFACTURING -- 2.11%
     46,100   A.O. Smith Corp. ............       1,245,161
    134,600   Applied Films Corp.(c).......       2,690,654
     53,500   Briggs & Stratton Corp. .....       2,272,145
     89,800   Carlisle Companies, Inc. ....       3,715,924
    129,700   Deswell Industries, Inc. ....       1,880,650
      9,500   Donaldson Company, Inc. .....         342,000
     62,000   ESCO Technologies, Inc.(c)...       2,294,000
     49,100   Federal Signal Corp. ........         953,522
     23,400   Griffon Corp.(c).............         318,708
     64,800   Intermet Corp. ..............         272,160
     42,600   Lancaster Colony Corp. ......       1,664,808
     42,700   Lydall, Inc.(c)..............         484,645
    167,000   Paxar Corp.(c)...............       2,463,250
      7,500   Powell Industries, Inc.(c)...         128,092
     14,800   Sonic Solutions(c)...........          74,000
     86,300   U.S. Industries, Inc.(c).....         226,969
     10,300   Valmont Industries, Inc. ....         199,820
                                             --------------
                                                 21,226,508
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 7.85%
    280,700   American Medical Security
                Group, Inc.(c).............       3,924,186
    165,400   AMERIGROUP Corp.(a)(c).......       5,013,274
     62,600   Beverly Enterprises,
                Inc.(c)....................         178,410
     59,100   Centene Corp.(a)(c)..........       1,985,169
     82,350   Computer Programs and
                Systems, Inc.(c)...........       2,038,986
     72,200   CorVel Corp.(c)..............       2,581,150
     90,500   DIANON Systems, Inc.(c)......       4,317,755
  1,064,800   HEALTHSOUTH Corp.(c).........       4,472,160
     38,600   ICON PLC(ADR)(c).............       1,038,726
     38,500   IDEXX Laboratories,
                Inc.(c)....................       1,282,050
      8,800   Kindred Healthcare,
                Inc.(c)....................         159,729
    502,535   Lincare Holdings, Inc.(c)....      15,890,157
     26,600   Mid Atlantic Medical
                Services, Inc.(c)..........         861,840
     27,500   NDCHealth Corp. .............         547,250
    336,037   Orthodontic Centers of
                America, Inc.(a)(c)........       3,666,164
    146,200   Per-Se Technologies,
                Inc.(c)....................       1,311,268
     52,500   Serologicals Corp.(c)........         577,500
    263,960   Triad Hospitals, Inc.(c).....       7,873,927
    388,800   Universal Health Services,
                Inc. -- Class B(c).........      17,534,880

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
     65,600   US Oncology, Inc.(c).........  $      568,752
    825,900   VitalWorks, Inc.(c)..........       3,179,715
                                             --------------
                                                 79,003,048
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.46%
      7,600   Advanced Neuromodulation
                Systems, Inc.(c)...........         266,760
     51,400   ALARIS Medical, Inc.(c)......         313,540
     39,600   American Medical System
                Holdings, Inc.(c)..........         641,916
    345,500   AtheroGenics, Inc.(c)........       2,560,155
     58,300   Cepheid, Inc.(c).............         297,213
     98,400   Closure Medical
                Corp.(a)(c)................       1,031,232
    181,700   Conceptus, Inc.(c)...........       2,176,766
     23,700   Cyberonics, Inc.(c)..........         436,080
      9,200   Diagnostic Products Corp. ...         355,304
     28,700   HealthTronics Surgical
                Services, Inc.(c)..........         229,916
     41,500   Immucor, Inc.(a)(c)..........         840,375
     18,000   Immunomedics, Inc.(c)........          83,160
    334,900   Integra LifeSciences
                Holdings(c)................       5,910,985
     17,200   Intuitive Surgical,
                Inc.(c)....................         105,952
     18,100   Kensey Nash Corp.(c).........         330,687
     43,900   Luminex Corp.(a)(c)..........         180,429
     22,100   Medicines Company(a)(c)......         354,042
    237,800   MedSource Technologies,
                Inc.(c)....................       1,543,322
     48,900   Mentor Corp. ................       1,882,650
     30,200   Merit Medical Systems,
                Inc.(c)....................         601,584
     13,000   Neose Technologies,
                Inc.(a)(c).................         112,320
     98,300   Ocular Sciences, Inc.(c).....       1,525,616
    298,800   Owens & Minor, Inc.(a).......       4,906,296
    141,200   PolyMedica Corp.(a)(c).......       4,354,608
     26,600   Possis Medical, Inc.(c)......         478,800
     34,800   Prime Medical Services,
                Inc.(c)....................         301,716
     58,000   PSS World Medical, Inc.(c)...         396,720
    278,100   Quinton Cardiology Systems,
                Inc.(c)....................       2,196,990
    238,900   STERIS Corp.(c)..............       5,793,325
     59,200   Techne Corp.(c)..............       1,691,226
     55,800   Theragenics Corp.(c).........         224,874
     16,900   Varian, Inc.(c)..............         484,861
     10,700   Ventana Medical Systems,
                Inc.(c)....................         246,635
     56,100   Zoll Medical Corp.(c)........       2,001,087
                                             --------------
                                                 44,857,142
                                             --------------
              METALS AND MINING -- 0.83%
     26,700   Cleveland-Cliffs, Inc.(c)....         529,995

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              METALS AND MINING (CONTINUED)
    255,300   Freeport-McMoRan Copper &
                Gold, Inc. -- Class
                B(a)(c)....................  $    4,283,934
      6,900   Kaydon Corp. ................         146,349
     48,000   Oregon Steel Mills,
                Inc.(c)....................         192,960
     22,500   Quanex Corp. ................         753,750
     35,700   RTI International Metals,
                Inc.(c)....................         360,570
     16,000   Southern Peru Copper
                Corp. .....................         230,400
     25,400   Steel Dynamics, Inc.(a)(c)...         305,562
     34,400   Steel Technologies, Inc. ....         583,424
     64,400   Worthington Industries,
                Inc. ......................         981,456
                                             --------------
                                                  8,368,400
                                             --------------
              OFFICE EQUIPMENT AND SUPPLIES -- 0.04%
     15,600   New England Business Service,
                Inc. ......................         380,640
                                             --------------
              OFFICE FURNISHINGS -- 0.45%
    246,300   Herman Miller, Inc. .........       4,531,920
                                             --------------
              OIL, COAL AND GAS -- 2.92%
     20,600   Berry Petroleum Company --
                Class A....................         351,230
     91,400   Cal Dive International,
                Inc.(c)....................       2,147,900
     38,800   Cimarex Energy Company(c)....         694,520
     43,100   Denbury Resources, Inc.(c)...         487,030
     68,000   Energen Corp. ...............       1,978,800
    519,900   Grey Wolf, Inc.(c)...........       2,074,401
     23,100   Headwaters, Inc.(c)..........         358,281
    157,000   Helmerich & Payne, Inc. .....       4,381,870
     15,500   Holly Corp. .................         338,675
     24,300   Houston Exploration
                Company(c).................         743,580
     45,800   Oceaneering International,
                Inc.(c)....................       1,133,092
     21,700   Oil States International,
                Inc.(c)....................         279,930
     78,600   Patina Oil & Gas Corp. ......       2,487,690
     70,400   Range Resources Corp.(c).....         380,160
    125,400   St. Mary Land & Exploration
                Company....................       3,135,000
    300,200   Superior Energy Services,
                Inc.(c)....................       2,461,640
     96,700   TETRA Technologies,
                Inc.(c)....................       2,066,479
    120,100   Unit Corp.(c)................       2,227,855
    120,300   Vintage Petroleum, Inc. .....       1,269,165
     18,000   World Fuel Services Corp. ...         369,000
                                             --------------
                                                 29,366,298
                                             --------------
              OIL AND GAS: EQUIPMENT -- 0.50%
     48,400   CARBO Ceramics, Inc. ........       1,631,080
     29,300   Hydril Company(c)............         690,601

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS: EQUIPMENT (CONTINUED)
     95,500   Questar Corp. ...............  $    2,656,810
                                             --------------
                                                  4,978,491
                                             --------------
              PACKAGING -- 0.52%
     26,000   Chesapeake Corp. ............         464,100
     75,100   Crown Cork & Seal Company,
                Inc.(c)....................         597,045
      5,800   Greif Brothers Corp. -- Class
                A..........................         138,040
    222,000   Packaging Corp. of
                America(c).................       4,049,280
                                             --------------
                                                  5,248,465
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.06%
     33,900   Rock-Tenn Company -- Class
                A..........................         456,972
      4,900   Schweitzer-Mauduit
                International, Inc. .......         120,050
                                             --------------
                                                    577,022
                                             --------------
              PHARMACEUTICALS -- 1.31%
     15,700   Able Laboratories,
                Inc.(a)(c).................         182,120
     53,000   Adolor Corp.(a)(c)...........         737,230
     31,800   Allos Therapeutics,
                Inc.(a)(c).................         239,136
     32,300   Arena Pharmaceuticals,
                Inc.(c)....................         210,273
     83,500   Atrix Laboratories,
                Inc.(c)....................       1,280,806
    127,400   Bradley Pharmaceuticals,
                Inc. -- Class A(c).........       1,660,022
    126,800   Connetics Corp.(c)...........       1,524,136
     64,300   CV Therapeutics,
                Inc.(a)(c).................       1,171,546
     20,400   Endo Pharmaceuticals
                Holdings, Inc.(c)..........         157,060
     23,900   Kos Pharmaceuticals,
                Inc.(a)(c).................         454,100
     11,500   Medicis Pharmaceutical
                Corp. -- Class A(c)........         571,205
     22,200   Noven Pharmaceuticals,
                Inc.(c)....................         204,906
     46,600   Perrigo Company(c)...........         566,190
      7,500   Pharmaceutical Resources,
                Inc.(c)....................         223,500
    302,600   POZEN, Inc.(c)...............       1,558,390
     46,700   Tanox, Inc.(c)...............         422,635
     68,100   Tularik, Inc.(a)(c)..........         508,026
    128,800   Versicor, Inc.(c)............       1,389,752
     42,000   VIVUS, Inc.(c)...............         156,660
                                             --------------
                                                 13,217,693
                                             --------------
              PRINTING -- 0.07%
     19,400   Bowne & Company, Inc. .......         231,830
     18,500   Consolidated Graphics,
                Inc.(c)....................         411,625
                                             --------------
                                                    643,455
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.47%
    157,700   St. Joe Company..............       4,731,000
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 3.13%
    165,200   Apex Mortgage Capital,
                Inc. ......................  $    1,080,408
    103,000   Arden Realty, Inc. ..........       2,281,450
     35,000   Associated Estates Realty
                Corp. .....................         236,250
     30,200   Bedford Property Investors,
                Inc. ......................         775,838
     35,500   Boykin Lodging Company.......         331,215
     72,200   Camden Property Trust........       2,382,600
     44,100   Capital Automotive REIT......       1,045,170
     12,100   Cornerstone Realty Income
                Trust, Inc. ...............          96,316
     66,500   Equity Inns, Inc. ...........         400,330
     40,000   Essex Property Trust,
                Inc. ......................       2,034,000
     35,800   Gables Residential Trust.....         892,494
     83,800   Getty Realty Corp. ..........       1,588,010
     16,300   Highwoods Properties,
                Inc. ......................         360,230
     93,200   HRPT Properties Trust........         767,968
     40,600   Innkeepers USA Trust.........         310,996
     36,100   Keystone Property Trust......         612,617
     33,800   Kilroy Realty Corp. .........         779,090
     36,000   Koger Equity, Inc. ..........         561,600
     23,500   LTC Properties, Inc. ........         157,920
     48,200   MeriStar Hospitality
                Corp. .....................         318,120
    230,000   Mid-Atlantic Realty Trust....       4,002,000
     28,300   Mission West Properties,
                Inc. ......................         280,170
     32,400   National Health Investors,
                Inc. ......................         520,992
     12,600   Post Properties, Inc. .......         301,140
    100,000   RAIT Investment Trust........       2,160,000
    135,000   Reckson Associates Realty
                Corp.(a)...................       2,841,750
     19,400   Regency Centers Corp. .......         628,560
     35,900   Shurgard Storage Centers,
                Inc. -- Class A............       1,125,106
     22,000   Sizeler Property Investors,
                Inc. ......................         204,380
     43,800   SL Green Realty Corp. .......       1,384,080
     29,200   Sovran Self Storage, Inc. ...         828,112
     26,400   Winston Hotels, Inc. ........         205,920
                                             --------------
                                                 31,494,832
                                             --------------
              REGISTERED INVESTMENT COMPANY -- 0.75%
    100,000   iShares Russell 2000 Index
                Fund(a)....................       7,581,000
                                             --------------
              RESEARCH AND DEVELOPMENT -- 1.99%
     52,600   aaiPharma, Inc.(a)(c)........         737,452
    196,200   Acacia Research --
                CombiMatrix(c).............         714,168
      5,100   Affymetrix, Inc.(a)(c).......         116,739
     93,300   Albany Molecular Research,
                Inc.(c)....................       1,380,000
     35,900   ArQule, Inc.(c)..............         109,495
      4,000   BioReliance Corp.(c).........          92,680

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RESEARCH AND DEVELOPMENT (CONTINUED)
     27,000   Biosite, Inc.(a)(c)..........  $      918,540
     69,800   Bio-Technology General
                Corp.(c)...................         223,430
    276,000   Covance, Inc.(c).............       6,786,840
     63,000   Digene Corp.(c)..............         721,980
     35,300   Diversa Corp.(c).............         319,465
     22,600   Enzo Biochem, Inc.(a)(c).....         316,400
     15,500   Enzon Pharmaceuticals,
                Inc.(a)(c).................         259,160
    113,800   Exact Sciences Corp.(c)......       1,232,454
     94,900   Incyte Genomics, Inc.(c).....         432,744
    241,900   La Jolla Pharmaceutical
                Company(a)(c)..............       1,572,350
     27,900   Lexicon Genetics,
                Inc.(a)(c).................         131,967
     23,500   Maxygen, Inc.(c).............         179,070
    140,400   Nastech Pharmaceutical
                Company, Inc.(a)(c)........       1,200,420
      6,900   Neurocrine Biosciences,
                Inc.(a)(c).................         315,054
     43,300   NPS Pharmaceuticals,
                Inc.(a)(c).................       1,089,861
      9,200   SangStat Medical Corp.(c)....         103,960
     92,000   Telik, Inc.(a)(c)............       1,072,720
                                             --------------
                                                 20,026,949
                                             --------------
              RESEARCH & DEVELOPMENT: AGRICULTURE -- 0.19%
    170,400   Embrex, Inc.(a)(c)...........       1,896,211
                                             --------------
              RETAIL -- 6.70%
    537,050   Big Lots, Inc.(c)............       7,105,171
     25,300   Blue Rhino Corp.(a)(c).......         439,967
    171,200   Cost Plus, Inc.(c)...........       4,908,304
    133,000   Duane Reade, Inc.(a)(c)......       2,261,000
     13,800   Finlay Enterprises,
                Inc.(c)....................         166,428
    332,000   Guitar Center, Inc.(c).......       5,497,920
    294,675   Hibbet Sporting Goods,
                Inc.(c)....................       7,048,626
     91,800   Hot Topic, Inc.(a)(c)........       2,100,384
    236,400   Jo-Ann Stores, Inc. -- Class
                A(a)(c)....................       5,430,108
    118,900   Kirkland's, Inc.(c)..........       1,343,570
     16,900   Movie Gallery, Inc.(c).......         219,700
     12,300   Rent-A-Center, Inc.(c).......         614,385
    273,000   Ross Stores, Inc. ...........      11,572,470
    550,000   Saks, Inc.(c)................       6,457,000
    118,600   School Specialty,
                Inc.(a)(c).................       2,369,628
     72,700   ShopKo Stores, Inc.(c).......         905,115
     19,100   TBC Corp.(c).................         229,391
     34,100   The Bombay Company, Inc.(c)..         170,500
    108,000   The Pep Boys -- Manny, Moe &
                Jack(a)....................       1,252,800
    280,600   Tuesday Morning Corp.(c).....       4,798,260
     36,800   Ultimate Electronics,
                Inc.(c)....................         373,520

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
     77,000   Urban Outfitters, Inc.(c)....  $    1,814,890
     28,500   Whitehall Jewellers,
                Inc.(c)....................         270,750
                                             --------------
                                                 67,349,887
                                             --------------
              RETAIL: RESTAURANTS -- 3.82%
    318,000   Applebee's International,
                Inc. ......................       7,374,738
    115,500   CEC Entertainment, Inc.(c)...       3,545,850
    101,000   Krispy Kreme Doughnuts,
                Inc.(a)(c).................       3,410,770
     62,200   Landry's Restaurants,
                Inc. ......................       1,321,128
     13,200   Lone Star Steakhouse &
                Saloon, Inc. ..............         255,288
    131,700   Outback Steakhouse, Inc. ....       4,535,748
     45,500   Papa John's International,
                Inc.(a)(c).................       1,268,540
     64,900   Rare Hospitality
                International, Inc.(c).....       1,792,538
    653,200   Ruby Tuesday, Inc. ..........      11,293,828
     96,700   Ryan's Family Steak Houses,
                Inc.(c)....................       1,097,545
    124,700   Sonic Corp.(c)...............       2,555,103
                                             --------------
                                                 38,451,076
                                             --------------
              RETAIL: SUPERMARKET -- 0.01%
     27,600   Pathmark Stores, Inc.(c).....         139,932
                                             --------------
              RUBBER PRODUCTS -- 0.03%
     27,200   Myers Industries, Inc. ......         291,040
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.21%
     18,700   Advanced Energy Industries,
                Inc.(a)(c).................         237,864
     61,800   Analogic Corp. ..............       3,107,798
     66,000   Input/Output, Inc.(c)........         280,500
     19,200   Itron, Inc.(c)...............         368,064
     58,800   Photon Dynamics,
                Inc.(a)(c).................       1,340,640
    205,990   Wilson Greatbatch
                Technologies, Inc.(c)......       6,014,908
     18,200   Woodward Governer Company....         791,700
                                             --------------
                                                 12,141,474
                                             --------------
              SECURITY SERVICES -- 0.56%
    292,400   Kroll, Inc.(c)...............       5,578,992
                                             --------------
              SEMICONDUCTORS -- 5.11%
    487,932   Actel Corp.(c)...............       7,914,257
     28,200   Artisan Components,
                Inc.(c)....................         435,126
    939,620   ASE Test, Ltd.(c)............       3,758,480
    169,800   Asyst Technologies,
                Inc.(c)....................       1,248,030
    620,140   ATI Technologies, Inc.(c)....       2,884,271
     41,900   Caliper Technologies
                Corp.(c)...................         124,024
     30,200   Cree, Inc.(a)(c).............         493,770

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    151,000   DuPont Photomasks, Inc.(c)...  $    3,510,750
    218,500   Emulex Corp.(c)..............       4,053,175
    248,100   ESS Technology, Inc.(a)(c)...       1,560,549
    701,700   Genus, Inc.(a)(c)............       1,606,893
    457,800   Kopin Corp.(c)...............       1,794,576
    663,400   LogicVision, Inc.(c).........       1,426,310
     26,600   MEMC Electronic Materials,
                Inc.(c)....................         201,362
    211,700   Monolithic System Technology,
                Inc.(a)(c).................       2,557,336
    217,700   Mykrolis Corp.(c)............       1,589,210
     49,600   OmniVision Technologies,
                Inc.(a)(c).................         673,072
    280,400   Pericom Semiconductor
                Corp.(c)...................       2,330,124
     33,700   PLX Technology, Inc.(c)......         131,767
    116,000   Power Integrations,
                Inc.(c)....................       1,972,000
     42,100   Silicon Image, Inc.(c).......         252,600
     51,900   Silicon Laboratories,
                Inc.(a)(c).................         990,252
    236,800   Skyworks Solutions,
                Inc.(a)(c).................       2,041,216
     27,700   Standard Microsystems
                Corp.(c)...................         539,319
     54,800   Three-Five Systems,
                Inc.(c)....................         353,460
    290,900   Ultratech Stepper, Inc.(c)...       2,862,165
    120,000   Veeco Instruments,
                Inc.(a)(c).................       1,387,200
    193,650   Zoran Corp.(a)(c)............       2,724,656
                                             --------------
                                                 51,415,950
                                             --------------
              SPORTING GOODS AND EQUIPMENT -- 0.06%
     82,500   The Sports Authority,
                Inc.(c)....................         577,500
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.14%
     39,000   ADTRAN, Inc.(a)(c)...........       1,283,100
     37,200   Anixter International,
                Inc.(c)....................         864,900
     61,800   Arris Group, Inc.(c).........         220,626
     19,900   Audiovox Corp. -- Class
                A(c).......................         205,786
     21,600   Belden, Inc. ................         328,752
     61,500   Boston Communications Group,
                Inc.(c)....................         781,665
    146,100   Broadwing, Inc.(c)...........         514,272
    637,600   Cable Design Technologies
                Corp.(c)...................       3,761,840
    103,300   C&D Technologies, Inc. ......       1,825,311
     24,900   Commonwealth Telephone
                Enterprises, Inc.(a)(c)....         892,416
     40,400   General Cable Corp. .........         153,520
     41,900   General Communications,
                Inc. -- Class A(c).........         281,149
     48,400   MasTec, Inc.(c)..............         142,780
     32,300   New Focus, Inc.(c)...........         124,032
     97,100   Newport Corp.(c).............       1,219,576

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
     52,900   Nextel Partners, Inc. --
                Class A(c).................  $      321,103
     30,700   Price Communications
                Corp.(c)...................         424,581
     71,300   PTEK Holdings, Inc.(c).......         313,720
    735,990   RF Micro Devices,
                Inc.(a)(c).................       5,394,807
     24,700   SpectraLink Corp.(c).........         177,124
     11,600   SureWest Communications(a)...         431,520
     84,400   Tekelec(c)...................         881,980
     25,800   Triton PCS Holdings, Inc. --
                Class A(c).................         101,394
     54,800   UNOVA, Inc.(c)...............         328,800
     92,400   Western Wireless Corp. --
                Class A(a)(c)..............         489,720
                                             --------------
                                                 21,464,474
                                             --------------
              TEXTILES -- 0.03%
     33,800   Culp, Inc.(c)................         287,300
                                             --------------
              TRANSPORTATION: FREIGHT -- 2.06%
    330,000   Airborne, Inc. ..............       4,893,900
    125,600   CNF, Inc. ...................       4,174,944
    217,000   EGL, Inc.(a)(c)..............       3,092,250
    181,400   Genesee & Wyoming, Inc. --
                Class A(c).................       3,691,490
     48,300   Heartland Express, Inc.(c)...       1,106,601
     20,000   Landstar System, Inc.(c).....       1,167,200
     84,800   Petroleum Helicopters,
                Inc.(c)....................       2,543,152
                                             --------------
                                                 20,669,537
                                             --------------
              TRANSPORTATION: SERVICES -- 0.64%
     14,600   Covenant Transport, Inc. --
                Class A(c).................         276,816
    100,000   USFreightways Corp. .........       2,875,000
     59,250   UTI Worldwide, Inc. .........       1,555,313
     78,800   Werner Enterprises, Inc. ....       1,696,564
                                             --------------
                                                  6,403,693
                                             --------------
              UTILITIES: ELECTRIC -- 0.90%
     17,500   Allegheny Energy, Inc. ......         132,300
    187,900   Cleco Corp. .................       2,630,600
    206,300   PNM Resources, Inc. .........       4,914,066
    141,600   Westar Energy, Inc. .........       1,401,840
                                             --------------
                                                  9,078,806
                                             --------------
              UTILITIES: GAS -- 1.14%
     44,000   AGL Resources, Inc. .........       1,069,200
    149,400   NorthWestern Corp.(a)........         758,952
    104,500   Peoples Energy Corp.(a)......       4,038,925
     23,800   SEMCO Energy, Inc.(a)........         145,180
     50,600   UGI Corp. ...................       1,891,934

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              UTILITIES: GAS (CONTINUED)
    149,100   WGL Holdings, Inc. ..........  $    3,566,472
                                             --------------
                                                 11,470,663
                                             --------------
              TOTAL COMMON STOCK
                (Cost $1,004,310,573)......     983,642,996
                                             --------------
 PRINCIPAL
 ---------
              SHORT TERM US GOVERNMENT SECURITY -- 0.10%
              US TREASURY BILL
$ 1,000,000   1.18%, 03/20/03(d)
                (Cost $997,443)............         997,443
                                             --------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.71%
  7,097,637   Merrimac Cash Fund -- Premium
                Class(b)
                (Cost $7,097,637)..........       7,097,637
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.21%
$ 2,150,799   Morgan Stanley, Floating
                Rate,
                1.39%(+), 05/07/03(b)
                (Cost $2,150,799)..........       2,150,799
                                             --------------
              TIME DEPOSITS -- 4.73%
  2,150,799   American Express Centurion
                Bank,
                1.38%, 01/27/03(b).........       2,150,799
  9,063,895   Bank of Montreal,
                1.32%, 01/30/03(b).........       9,063,895
  2,150,799   Barclays PLC,
                1.32%, 02/14/03(b).........       2,150,799
  6,452,398   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b).........       6,452,398
 10,969,075   BNP Paribas,
                1.32%, 02/07/03(b).........      10,969,075
  5,376,997   Royal Bank of Scotland,
                1.33%, 01/15/03(b).........       5,376,997
 11,399,235   Royal Bank of Scotland,
                1.78%, 01/21/03(b).........      11,399,235
                                             --------------
              TOTAL TIME DEPOSITS
                (Cost $47,563,198).........      47,563,198
                                             --------------
              SHORT TERM CORPORATE NOTES -- 8.25%
  2,150,799   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)......       2,150,799
  5,376,997   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)......       5,376,997
  6,452,397   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)......       6,452,397

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 7,742,876   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)......  $    7,742,876
 10,753,995   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)......      10,753,995
 13,980,194   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)......      13,980,194
  1,075,400   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)......       1,075,400
 26,884,987   Morgan Stanley, Floating
                Rate,
                1.36%(+), 03/25/03(b)......      26,884,987
  4,301,597   Morgan Stanley, Floating
                Rate,
                1.36%(+), 09/26/03(b)......       4,301,597
  4,301,597   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b)......       4,301,597
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $83,020,839)...      83,020,839
                                             --------------
              TOTAL SECURITIES
                (Cost $1,145,140,489)......   1,124,472,912
                                             --------------
              REPURCHASE AGREEMENTS -- 2.91%
  2,150,799   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $2,150,969 (Collateralized
                by Callable Government
                Agency Backed Receipts,
                zero coupon, due 01/15/21,
                with a value of
                $2,193,846)(b).............       2,150,799
  4,319,385   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $4,319,624 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 6.391%, due
                09/01/29, with a value of
                $4,535,601)................       4,319,385
  4,384,831   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $4,385,075 (Collateralized
                by Freddie Mac, 2.17%, due
                10/15/23, with a value of
                $4,604,999)................       4,384,831

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$ 5,372,433   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $5,372,732 (Collateralized
                by Small Business
                Administration,
                5.375%, due 06/25/16, with
                a value of $5,641,055).....  $    5,372,433
  5,468,469   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $5,468,773 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 6.226%, due
                06/01/30, with a value of
                $5,742,325)................       5,468,469
  7,574,160   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $7,574,580 (Collateralized
                by Freddie Mac, 3.57%,
                due 12/15/08, with a value
                of $7,952,867).............       7,574,160
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $29,270,077).........      29,270,077
                                             --------------
              Total Investments -- 114.69%
                (Cost $1,174,410,566)......   1,153,742,989
              Liabilities less other
                assets -- (14.69)%.........    (147,784,131)
                                             --------------
              NET ASSETS -- 100.00%........  $1,005,958,858
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $1,181,497,843.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 117,906,772
    Gross unrealized depreciation.........   (145,661,626)
                                            -------------
    Net unrealized depreciation...........  $ (27,754,854)
                                            =============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(d)    Security is segregated as initial margin for futures contracts.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

(ADR)  American Depository Receipt.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK -- 98.38%
            ADVERTISING -- 1.63%
   8,800    Getty Images, Inc.(a).............  $   268,840
                                                -----------
            AEROSPACE -- 1.29%
  10,000    Veridian Corp.(a).................      213,400
                                                -----------
            BANKS -- 3.70%
   3,600    Allegiant Bancorp, Inc. ..........       65,624
  11,400    BankAtlantic Bancorp,
              Inc. -- Class A.................      107,730
   7,600    Brookline Bancorp, Inc. ..........       90,440
   7,800    R&G Financial Corp. -- Class B....      181,350
   5,300    Wintrust Financial Corp. .........      165,996
                                                -----------
                                                    611,140
                                                -----------
            BROADCAST SERVICES/MEDIA -- 7.71%
  31,300    Cumulus Media, Inc. -- Class
              A(a)............................      465,431
  19,800    Gray Television, Inc. ............      193,050
  14,000    Lin TV Corp. -- Class A(a)........      340,900
  31,100    Mediacom Communications Corp.(a)..      273,991
                                                -----------
                                                  1,273,372
                                                -----------
            BUSINESS SERVICES -- 1.10%
   5,200    Cross Country, Inc.(a)............       72,540
   5,000    Watson Wyatt & Company Hold-
              ings(a).........................      108,750
                                                -----------
                                                    181,290
                                                -----------
            COMPUTER SOFTWARE AND SERVICES -- 6.93%
  54,400    Agile Software Corp.(a)...........      421,056
   4,900    Fidelity National Information
              Solutions, Inc.(a)..............       84,525
  23,100    Jack Henry & Associates, Inc. ....      278,124
  18,000    Integral Systems, Inc.(a).........      360,900
                                                -----------
                                                  1,144,605
                                                -----------
            CONSTRUCTION SERVICES AND SUPPLIES -- 0.31%
   5,000    WCI Communities, Inc.(a)..........       51,000
                                                -----------
            ELECTRONICS -- 2.26%
  11,800    Gentex Corp.(a)...................      373,352
                                                -----------
            FINANCIAL SERVICES -- 1.56%
   9,000    Doral Financial Corp. ............      257,400
                                                -----------
            FOOD AND BEVERAGE -- 2.35%
   4,200    American Italian Pasta Company --
              Class A(a)......................      151,116
  10,000    Constellation Brands, Inc. --
              Class A(a)......................      237,100
                                                -----------
                                                    388,216
                                                -----------
            INSURANCE -- 4.64%
   3,900    Brown & Brown, Inc. ..............      126,048
   4,800    Harleysville Group, Inc. .........      126,864
   3,600    Hub International, Ltd. ..........       46,188

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            INSURANCE (CONTINUED)
   5,300    PMA Capital Corp. -- Class A......  $    75,949
   6,800    RLI Corp. ........................      189,720
   9,400    Stewart Information Services
              Corp.(a)........................      201,066
                                                -----------
                                                    765,835
                                                -----------
            INTERNET SERVICES -- 1.65%
   9,300    LendingTree, Inc.(a)..............      119,784
  10,200    WebEx Communications, Inc.(a).....      153,000
                                                -----------
                                                    272,784
                                                -----------
            LEISURE AND RECREATION -- 1.45%
  16,200    Extended Stay America, Inc.(a)....      238,950
                                                -----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 4.60%
  26,200    Conceptus, Inc.(a)................      313,876
  28,100    Fischer Imaging Corp.(a)..........      168,881
  34,400    Inhale Therapeutic Systems,
              Inc.(a).........................      277,952
                                                -----------
                                                    760,709
                                                -----------
            OIL, COAL AND GAS -- 5.85%
   8,900    Cal Dive International, Inc.(a)...      209,150
  18,500    Denbury Resources, Inc.(a)........      209,050
  36,800    Pride International, Inc.(a)......      548,320
                                                -----------
                                                    966,520
                                                -----------
            PHARMACEUTICALS -- 5.68%
  12,100    CIMA Labs, Inc.(a)................      292,711
  11,700    First Horizon Pharmaceutical
              Corp.(a)........................       87,493
  10,300    Medicines Company(a)..............      165,006
   7,900    Medicis Pharmaceutical Corp. --
              Class A(a)......................      392,393
                                                -----------
                                                    937,603
                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 2.36%
  14,100    Redwood Trust, Inc. ..............      390,570
                                                -----------
            RESEARCH AND DEVELOPMENT -- 9.80%
   5,200    CV Therapeutics, Inc.(a)..........       94,744
  26,700    Inspire Pharmaceuticals,
              Inc.(a).........................      249,378
 111,200    IntraBiotics Pharmaceuticals,
              Inc.(a).........................       32,248
  11,400    Neurocrine Biosciences, Inc.(a)...      520,524
   9,000    Pain Therapeutics, Inc.(a)........       21,510
  25,400    Tanox, Inc.(a)....................      229,870
   5,400    Trimeris, Inc.(a).................      232,686
  56,500    XOMA, Ltd.(a).....................      238,995
                                                -----------
                                                  1,619,955
                                                -----------
            RETAIL -- 9.78%
  14,000    Coach, Inc.(a)....................      460,880
  13,600    Cost Plus, Inc.(a)................      389,912
  11,800    First Cash Financial Services,
              Inc.(a).........................      120,490
  11,800    Hibbett Sporting Goods, Inc.(a)...      282,256

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2002

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            RETAIL (CONTINUED)
  15,400    Urban Outfitters, Inc.(a).........  $   362,978
                                                -----------
                                                  1,616,516
                                                -----------
            RETAIL: RESTAURANTS -- 9.03%
  10,600    California Pizza Kitchen,
              Inc.(a).........................      267,120
   7,200    Krispy Kreme Doughnuts, Inc.(a)...      243,144
  12,700    Landry's Restaurants, Inc. .......      269,748
  13,900    Sonic Corp.(a)....................      284,811
  11,800    The Cheesecake Factory, Inc.(a)...      426,570
                                                -----------
                                                  1,491,393
                                                -----------
            SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 3.57%
   5,000    CoorsTek, Inc.(a).................      127,750
   5,100    Cymer, Inc.(a)....................      164,475
  10,400    Varian, Inc.(a)...................      298,376
                                                -----------
                                                    590,601
                                                -----------
            SEMICONDUCTORS -- 3.65%
  41,600    02Micro International, Ltd.(a)....      405,558
  23,000    Skyworks Solutions, Inc.(a).......      198,260
                                                -----------
                                                    603,818
                                                -----------
            SPORTING GOODS AND EQUIPMENT -- 0.35%
   3,000    Dick's Sporting Goods, Inc.(a)....       57,600
                                                -----------
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 4.09%
  18,500    Advanced Fibre Communications,
              Inc.(a).........................      308,580
  18,847    CIENA Corp.(a)....................       96,874
  25,900    Tekelec(a)........................      270,655
                                                -----------
                                                    676,109
                                                -----------

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            TRANSPORTATION -- 3.04%
  11,000    Heartland Express, Inc.(a)........  $   252,021
  11,900    Knight Transportation, Inc.(a)....      249,900
                                                -----------
                                                    501,921
                                                -----------
            TOTAL COMMON STOCK
              (Cost $15,245,170)..............   16,253,499
                                                -----------
PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 1.70%
$281,577    With Investors Bank & Trust, dated
              12/31/02, 1.00%, due 01/02/03,
              repurchase proceeds at maturity
              $281,593 (Collateralized by
              Fannie Mae, 3.38%, due 06/25/23,
              with a value of $295,656)
              (Cost $281,577).................      281,577
                                                -----------
            Total Investments -- 100.08% (Cost
              $15,526,747)....................   16,535,076
            Liabilities less other
              assets -- (0.08)%...............      (13,621)
                                                -----------
            NET ASSETS -- 100.00%.............  $16,521,455
                                                ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2002, is $15,706,501.

The following amount is based on cost for federal income tax purposes:
    Gross unrealized appreciation............  $1,710,652
    Gross unrealized depreciation............    (882,077)
                                               ----------
    Net unrealized appreciation..............  $  828,575
                                               ==========

---------------

(a) Non-income producing security.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK -- 98.66%
             AGRICULTURAL EQUIPMENT -- 2.44%
   345,000   AGCO Corp.(c)...................  $  7,624,500
                                               ------------
             AUTOMOBILES: RETAIL -- 1.60%
   280,000   CarMax, Inc.(a)(c)..............     5,006,400
                                               ------------
             BANKS -- 6.14%
    75,000   Bank of America Corp. ..........     5,217,750
   325,000   KeyCorp.........................     8,170,500
   200,000   New York Community Bancorp,
               Inc. .........................     5,776,000
                                               ------------
                                                 19,164,250
                                               ------------
             BROADCAST SERVICES/MEDIA -- 2.35%
   180,000   Viacom, Inc. -- Class B(c)......     7,336,800
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 4.27%
   230,000   Dell Computer Corp.(c)..........     6,150,200
    70,000   Lexmark International,
               Inc.(c).......................     4,235,000
   200,000   Office Depot, Inc.(c)...........     2,952,000
                                               ------------
                                                 13,337,200
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 10.30%
   257,000   Affiliated Computer Services,
               Inc. -- Class A(c)............    13,531,050
    70,000   Electronic Arts, Inc.(c)........     3,483,900
   128,000   Intuit, Inc.(c).................     6,005,760
    75,000   Microsoft Corp. ................     3,877,500
   130,000   Symantec Corp.(c)...............     5,262,400
                                               ------------
                                                 32,160,610
                                               ------------
             CONSUMER GOODS AND SERVICES -- 7.13%
   165,000   Mohawk Industries, Inc.(c)......     9,396,750
   302,000   Pactiv Corp.(c).................     6,601,720
   410,000   RPM, Inc. ......................     6,264,800
                                               ------------
                                                 22,263,270
                                               ------------
             ELECTRONICS -- 7.66%
   190,000   Benchmark Electronics,
               Inc.(a)(c)....................     5,445,400
   137,000   FLIR Systems, Inc.(c)...........     6,685,600
    70,000   Harman International Industries,
               Inc. .........................     4,165,000
   170,000   L-3 Communications Holdings,
               Inc.(a)(c)....................     7,634,700
                                               ------------
                                                 23,930,700
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 2.70%
   260,000   Stericycle, Inc.(a)(c)..........     8,418,540
                                               ------------
             FINANCIAL SERVICES -- 1.98%
   104,000   Citigroup, Inc. ................     3,659,760
   285,000   PRG-Schultz International,
               Inc.(a)(c)....................     2,536,500
                                               ------------
                                                  6,196,260
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             FOOD AND BEVERAGE -- 6.41%
   280,000   Coca-Cola Enterprises, Inc. ....  $  6,081,600
   350,000   Constellation Brands, Inc.(c)...     8,298,500
   250,000   Sara Lee Corp. .................     5,627,500
                                               ------------
                                                 20,007,600
                                               ------------
             INSURANCE -- 1.78%
   150,000   Allstate Corp. .................     5,548,500
                                               ------------
             INTERNET SERVICES -- 1.02%
   200,000   United Online, Inc.(c)..........     3,188,200
                                               ------------
             MANUFACTURING -- 3.08%
    78,000   3M Company......................     9,617,400
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 6.24%
    87,000   Anthem, Inc.(c).................     5,472,300
   457,000   Caremark Rx, Inc.(c)............     7,426,250
   250,000   Health Net, Inc.(a)(c)..........     6,600,000
                                               ------------
                                                 19,498,550
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 8.57%
   100,000   Cooper Companies, Inc.(a).......     2,502,000
   115,000   Henry Schein, Inc.(c)...........     5,175,000
   200,000   Johnson & Johnson...............    10,742,000
   210,000   St. Jude Medical, Inc.(c).......     8,341,200
                                               ------------
                                                 26,760,200
                                               ------------
             OIL, COAL AND GAS -- 3.29%
    66,720   Pogo Producing Company..........     2,485,320
   315,000   XTO Energy, Inc. ...............     7,780,500
                                               ------------
                                                 10,265,820
                                               ------------
             PHARMACEUTICALS -- 7.15%
   197,415   Accredo Health, Inc.(c).........     6,958,879
    80,000   Forest Laboratories, Inc.(c)....     7,857,600
   180,000   Pharmacia Corp. ................     7,524,000
                                               ------------
                                                 22,340,479
                                               ------------
             RESEARCH AND DEVELOPMENT -- 1.36%
   125,000   Gilead Sciences, Inc.(c)........     4,250,000
                                               ------------
             RETAIL -- 5.60%
    95,000   AutoZone, Inc.(c)...............     6,711,750
   260,000   Michaels Stores, Inc.(a)(c).....     8,138,000
    52,000   Wal-Mart Stores, Inc. ..........     2,626,520
                                               ------------
                                                 17,476,270
                                               ------------
             RETAIL: RESTAURANT -- 2.32%
   225,000   Brinker International,
               Inc.(c).......................     7,256,250
                                               ------------
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.74%
   190,000   Varian, Inc.(c).................     5,451,100
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             SEMICONDUCTORS -- 1.43%
   100,000   Integrated Circuit Systems,
               Inc.(c).......................  $  1,825,000
   169,000   Intel Corp. ....................     2,631,330
                                               ------------
                                                  4,456,330
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT &
               SERVICES -- 2.10%
   400,000   Nextel Communications, Inc. --
               Class A(c)....................     4,620,000
    50,000   Verizon Communications, Inc. ...     1,937,500
                                               ------------
                                                  6,557,500
                                               ------------
             TOTAL COMMON STOCK (Cost
               $303,366,965).................   308,112,729
                                               ------------
             REGULATED INVESTMENT COMPANY -- 0.46%
 1,426,627   Merrimac Cash Fund -- Premium
               Class(b) (Cost $1,426,627)....     1,426,627
                                               ------------
PRINCIPAL
---------
             COMMERCIAL PAPER -- 0.14%
$  432,311   Morgan Stanley, Floating Rate,
               1.39%(+), 05/07/03(b)
               (Cost $432,311)...............       432,311
                                               ------------
             TIME DEPOSITS -- 3.06%
   432,311   American Express Centurion Bank,
               1.38%, 01/27/03(b)............       432,311
 1,821,846   Bank of Montreal,
               1.32%, 01/30/03(b)............     1,821,846
   432,311   Barclays PLC,
               1.32%, 02/14/03(b)............       432,311
 1,296,934   Bayerische Hypo Vereinsbank,
               1.71%, 01/10/03(b)............     1,296,934
 2,204,787   BNP Paribas,
               1.32%, 02/07/03(b)............     2,204,787
 1,080,778   Royal Bank of Scotland,
               1.33%, 01/15/03(b)............     1,080,778
 2,291,250   Royal Bank of Scotland,
               1.78%, 01/21/03(b)............     2,291,250
                                               ------------
             TOTAL TIME DEPOSITS
               (Cost $9,560,217).............     9,560,217
                                               ------------
             SHORT TERM CORPORATE NOTES -- 5.34%
   432,311   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.25%(+), 11/04/03(b).........       432,311
 1,080,778   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.43%(+), 01/03/03(b).........     1,080,778
 1,296,934   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.41%(+), 02/03/03(b).........     1,296,934

PRINCIPAL                                         VALUE
---------                                      ------------
             SHORT TERM CORPORATE NOTES (CONTINUED)
$1,556,321   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.32%(+), 03/21/03(b).........  $  1,556,321
 2,161,556   Honda Motor Company, Ltd.,
               Floating Rate,
               1.41%(+), 04/08/03(b).........     2,161,556
 2,810,023   Merrill Lynch & Company,
               Floating Rate,
               1.34%(+), 04/16/03(b).........     2,810,023
   216,156   Merrill Lynch & Company,
               Floating Rate,
               1.33%(+), 11/26/03(b).........       216,156
 5,403,890   Morgan Stanley, Floating Rate,
               1.36%(+), 03/25/03(b).........     5,403,890
   864,622   Morgan Stanley, Floating Rate,
               1.36%(+), 09/26/03(b).........       864,622
   864,622   National City Corp., Floating
               Rate,
               1.25%(+), 01/23/03(b).........       864,623
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $16,687,214)............    16,687,214
                                               ------------
             TOTAL SECURITIES
               (Cost $331,473,334)...........   336,219,098
                                               ------------
             REPURCHASE AGREEMENTS -- 1.80%
   432,311   With Morgan Stanley, dated
               12/31/02, 1.42%, due 01/02/03,
               repurchase proceeds at
               maturity $432,345
               (Collateralized by Callable
               Government Agency Backed
               Receipts, zero coupon, due
               01/15/21, with a value of
               $440,963)(b)..................       432,311
 5,204,891   With Investors Bank & Trust,
               dated 12/31/02, 1.00%, due
               01/02/03, repurchase proceeds
               at maturity $5,205,181 (Fannie
               Mae Adjustable Rate Mortgage,
               5.061%, due 10/01/24, with a
               value of $5,465,143)..........     5,204,891
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $5,637,202).............     5,637,202
                                               ------------
             Total Investments -- 109.46%
               (Cost $337,110,536)...........   341,856,300
             Liabilities less other
               assets -- (9.46)%.............   (29,556,701)
                                               ------------
             NET ASSETS -- 100.00%...........  $312,299,599
                                               ============

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2002

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $337,110,536.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 20,888,582
    Gross unrealized depreciation..........   (16,142,818)
                                             ------------
    Net unrealized appreciation............  $  4,745,764
                                             ============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 95.36%
             ADVERTISING -- 0.98%
$  625,000   Lamar Media Corp. -- 144A,
               7.25%, 01/01/13...............  $    638,281
    86,000   MDC Corp., Inc.,
               10.50%, 12/01/06..............        77,400
   165,000   R.H. Donnelley Finance Corp. --
               144A,
               8.875%, 12/15/10..............       177,375
 1,045,000   R.H. Donnelley Finance Corp. --
               144A,
               10.875%, 12/15/12.............     1,144,275
                                               ------------
                                                  2,037,331
                                               ------------
             AEROSPACE -- 0.15%
   310,000   K&F Industries -- 144A,
               9.625%, 12/15/10..............       316,975
                                               ------------
             AIRLINES -- 2.06%
 1,080,000   American Airlines -- Series
               01-2,
               7.80%, 10/01/06...............       757,074
   460,000   Continental Airlines, Inc.,
               Series 99-2,
               7.434%, 09/15/04..............       255,429
    94,999   Continental Airlines, Inc.,
               Series 98-3,
               7.08%, 11/01/04...............        57,622
   830,317   Continental Airlines, Inc.,
               Series 01-1,
               7.033%, 06/15/11..............       557,471
   720,000   Delta Airlines,
               7.70%, 12/15/05...............       554,805
 1,130,000   Dunlop Stand Aero Holdings
               -144A,
               11.875%, 05/15/09.............     1,159,663
   245,000   Northwest Airlines, Inc.,
               8.375%, 03/15/04..............       207,025
   685,000   Northwest Airlines, Inc.,
               8.875%, 06/01/06..............       448,675
   455,000   Northwest Airlines, Inc.,
               9.875%, 03/15/07..............       293,475
                                               ------------
                                                  4,291,239
                                               ------------
             APPAREL: MANUFACTURING -- 3.93%
 1,345,000   William Carter,
               10.875%, 08/15/11.............     1,472,775
   950,000   GFSI, Inc., Series B,
               9.625%, 03/01/07..............       764,750
 2,080,000   Levi Strauss & Company,
               6.80%, 11/01/03...............     2,059,200
 1,095,000   Levi Strauss & Company -- 144A,
               12.25%, 12/15/12..............     1,078,575
 1,950,000   Russell Corp.,
               9.25%, 05/01/10...............     2,096,250

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             APPAREL: MANUFACTURING (CONTINUED)
$  690,000   Tropical Sportswear
               International Corp., Series A,
               11.00%, 06/15/08..............  $    700,350
                                               ------------
                                                  8,171,900
                                               ------------
             AUTOMOTIVE PARTS AND EQUIPMENT -- 0.69%
   980,000   CSK Auto, Inc. -- 144A,
               12.00%, 06/15/06..............     1,053,500
   365,000   Rexnord Corp. -- 144A,
               10.125%, 12/15/12.............       375,950
                                               ------------
                                                  1,429,450
                                               ------------
             BROADCAST SERVICES/MEDIA -- 8.59%
 1,100,000   Acme Television, Series B,
               10.875%, 09/30/04.............     1,124,750
   985,000   Adelphia Communications, Series
               B,
               9.25%, 10/01/02(b)............       364,450
   425,000   Charter Communication Holdings,
               10.75%, 10/01/09..............       194,437
 1,650,000   Charter Communication Holdings,
               10.25%, 01/15/10..............       742,500
   295,000   Charter Communication Holdings,
               13.50%, 01/15/11..............        78,175
   800,000   Charter Communication Holdings,
               10.00%, 05/15/11..............       360,000
   890,000   Continental Cablevision,
               8.30%, 05/15/06...............       964,976
   625,000   Continental Cablevision,
               9.50%, 08/01/13...............       725,213
 2,105,000   Corus Entertainment, Inc.,
               8.75%, 03/01/12...............     2,239,194
   190,000   CSC Holdings, Inc.,
               7.875%, 12/15/07..............       183,588
   235,000   CSC Holdings, Inc., Series B,
               7.625%, 04/01/11..............       221,781
 1,160,000   CSC Holdings, Inc.,
               9.875%, 02/15/13..............     1,138,250
   400,000   CSC Holdings, Inc.,
               10.50%, 05/15/16..............       398,500
   145,000   Emmis Communications, Series B,
               8.125%, 03/15/09..............       150,800
   332,000   Emmis Communications,
               zero coupon, 03/15/11(1)......       268,090
 1,100,000   Entravision Communication Corp.,
               8.125%, 03/15/09..............     1,149,500
 1,045,000   Granite Broadcasting Corp.,
               10.375%, 05/15/05.............       909,150
    70,000   Granite Broadcasting Corp.,
               9.375%, 12/01/05..............        57,750
 1,500,000   Granite Broadcasting Corp.,
               8.875%, 05/15/08..............     1,237,500
 2,285,000   Insight Communications,
               zero coupon, 02/15/11(1)......     1,271,031

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BROADCAST SERVICES/MEDIA (CONTINUED)
$1,250,000   Insight Midwest, L.P. / Insight
               Capital, Inc.,
               10.50%, 11/01/10..............  $  1,221,875
 1,255,000   Mediacom LLC,
               9.50%, 01/15/13...............     1,135,775
   120,000   Mediacom Broadband LLC,
               11.00%, 07/15/13..............       122,400
   360,000   Nextmedia Operating, Inc.,
               10.75%, 07/01/11..............       380,250
 1,000,000   Pegasus Communications Corp.,
               Series B,
               9.625%, 10/15/05..............       535,000
   250,000   Pegasus Communications Corp.,
               Series B,
               9.75%, 12/01/06...............       133,750
   160,000   Pegasus Satellite,
               12.375%, 08/01/06.............        85,600
   450,000   Radio One, Inc., Series B,
               8.875%, 07/01/11..............       483,750
                                               ------------
                                                 17,878,035
                                               ------------
             CHEMICALS -- 4.15%
 2,885,000   Avecia Group PLC,
               11.00%, 07/01/09..............     2,264,725
   350,000   Ferro Corp.,
               9.125%, 01/01/09..............       369,863
   720,000   Hercules, Inc.,
               11.125%, 11/15/07.............       806,400
   560,000   Huntsman International LLC,
               9.875%, 03/01/09..............       562,800
   550,000   Lyondell Chemical Company,
               Series A,
               9.625%, 05/01/07..............       530,750
 1,000,000   Lyondell Chemical Company --
               144A,
               9.50%, 12/15/08...............       935,000
   690,000   Lyondell Chemical Company,
               9.50%, 12/15/08...............       645,150
   320,000   Lyondell Chemical Company,
               11.125%, 07/15/12.............       316,800
   360,000   Macdermid, Inc. -- 144A,
               9.125%, 07/15/11..............       386,100
   530,000   Methanex Corp.,
               8.75%, 08/15/12...............       564,450
   225,000   Noveon, Inc., Series B,
               11.00%, 02/28/11..............       248,062
   760,000   Olin Corp.,
               9.125%, 12/15/11..............       864,567
   210,000   Texas Petrochemical Corp.,
               11.125%, 07/01/06.............       137,550
                                               ------------
                                                  8,632,217
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             COMMERCIAL SERVICES -- 1.61%
$  840,000   Coinmach Corp.,
               9.00%, 02/01/10...............  $    885,150
 1,900,000   Pierce Leahy Command Company,
               8.125%, 05/15/08..............     1,952,250
   520,000   Xerox Corp. -- 144A,
               9.75%, 01/15/09...............       501,800
                                               ------------
                                                  3,339,200
                                               ------------
             CONSTRUCTION SERVICES AND SUPPLIES -- 1.73%
 1,405,000   Associated Materials, Inc.,
               9.75%, 04/15/12...............     1,489,300
 1,150,000   Nortek, Inc., Series B,
               9.125%, 09/01/07..............     1,184,500
    70,000   Ryland Group, Inc.,
               9.75%, 09/01/10...............        77,000
   790,000   Ryland Group, Inc.,
               9.125%, 06/15/11..............       841,350
                                               ------------
                                                  3,592,150
                                               ------------
             CONSUMER GOODS AND SERVICES -- 3.75%
    35,000   Amscan Holdings, Inc.,
               9.875%, 12/15/07..............        32,375
   455,000   Bway Corp. -- 144A,
               10.00%, 10/15/10..............       474,337
 1,430,000   Fedders North America,
               9.375%, 08/15/07..............     1,093,950
    70,000   Fedders North America, Series B,
               9.375%, 08/15/07..............        53,550
   125,000   Graphic Packaging Corp.,
               8.625%, 02/15/12..............       132,187
   200,000   Kappa Beheer BV,
               10.625%, 07/15/09.............       215,000
   625,000   Resolution Performance,
               13.50%, 11/15/10..............       662,500
   495,000   Resolution Performance,
               13.50%, 11/15/10..............       524,700
 1,140,000   Riverwood International,
               10.875%, 04/01/08.............     1,151,400
 1,050,000   Salton, Inc.,
               12.25%, 04/15/08..............     1,040,813
   890,000   Smurfit-Stone Container Corp. --
               144A,
               8.25%, 10/01/12...............       912,250
 1,150,000   Stone Container Corp.,
               8.375%, 07/01/12..............     1,184,500
   285,000   Weight Watchers International,
               Inc.,
               13.00%, 10/01/09..............       329,175
                                               ------------
                                                  7,806,737
                                               ------------
             DIVERSIFIED SERVICES -- 0.80%
 1,500,000   Yell Finance BV,
               10.75%, 08/01/11..............     1,657,500
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             EDUCATION -- 0.59%
$1,250,000   Kindercare Learning Centers,
               Series B,
               9.50%, 02/15/09...............  $  1,218,750
                                               ------------
             ELECTRONICS -- 1.19%
 1,400,000   Flextronics International, Ltd.,
               9.875%, 07/01/10..............     1,515,500
   630,000   Sanmina-Sci Corp. -- 144A,
               10.375%, 01/15/10.............       639,450
    79,000   Solectron Corp., zero coupon,
               05/08/20(1)...................        48,881
   525,000   Solectron Corp., zero coupon,
               11/20/20(1)...................       269,062
                                               ------------
                                                  2,472,893
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 3.04%
 1,020,000   Allied Waste North America
               Industries, Inc., Series B,
               8.875%, 04/01/08..............     1,040,400
 1,250,000   Allied Waste North America
               Industries, Inc., Series B,
               7.875%, 01/01/09..............     1,237,500
   885,000   Allied Waste North America
               Industries, Inc., Series B,
               10.00%, 08/01/09..............       882,788
   760,000   Allied Waste North America
               Industries, Inc.-144A,
               9.25%, 09/01/12...............       782,800
   650,000   Stericycle, Inc., Series B,
               12.375%, 11/15/09.............       747,500
 1,550,000   Synagro Technologies, Inc.,
               9.50%, 04/01/09...............     1,623,625
                                               ------------
                                                  6,314,613
                                               ------------
             FINANCIAL SERVICES -- 0.82%
 1,350,000   MDP Acquisitions PLC -- 144A,
               9.625%, 10/01/12..............     1,410,750
   320,000   Williams Scotsman, Inc.,
               9.875%, 06/01/07..............       297,600
                                               ------------
                                                  1,708,350
                                               ------------
             FOOD AND BEVERAGE -- 4.20%
 1,130,000   American Seafood Group LLC,
               10.125%, 04/15/10.............     1,158,250
   175,000   B&G Foods, Inc.,
               9.625%, 08/01/07..............       180,906
 1,220,000   Burns, Philp and Company,
               Ltd. -- 144A,
               9.75%, 07/15/12...............     1,177,300
   360,000   Dean Foods Company,
               8.15%, 08/01/07...............       379,335
 1,130,000   Del Monte Corp. -- 144A,
               8.625%, 12/15/02..............     1,158,250

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
   795,000   Luigino's, Inc.,
               10.00%, 02/01/06..............       815,869
$1,700,000   Michael Foods, Series B,
               11.75%, 04/01/11..............  $  1,912,500
 1,589,000   New World Pasta Company,
               9.25%, 02/15/09...............       873,950
 1,000,000   Premier International Foods PLC,
               12.00%, 09/01/09..............     1,075,000
                                               ------------
                                                  8,731,360
                                               ------------
             FUNERAL SERVICES -- 0.64%
   542,200   Alderwoods Group, Inc.,
               11.00%, 01/02/07..............       544,911
   600,000   Service Corp. International,
               7.375%, 04/15/04..............       600,750
   175,000   Stewart Enterprises,
               10.75%, 07/01/08..............       194,250
                                               ------------
                                                  1,339,911
                                               ------------
             INDUSTRIAL -- 0.54%
 1,380,000   Muzak LLC,
               9.875%, 03/15/09..............     1,131,600
                                               ------------
             INSURANCE -- 0.27%
   525,000   Willis Coroon Corp.,
               9.00%, 02/01/09...............       556,500
                                               ------------
             LEISURE AND RECREATION -- 12.48%
   700,000   AMC Entertainment, Inc.,
               9.875%, 02/01/12..............       693,000
   350,000   Ameristar Casinos, Inc.,
               10.75%, 02/15/09..............       385,000
   420,000   AMF Bowling Worldwide,
               13.00%, 02/28/08..............       426,300
   415,000   Argosy Gaming Company,
               10.75%, 06/01/09..............       458,575
   420,000   Boyd Gaming Corp.,
               8.75%, 04/15/12...............       438,900
 1,250,000   Carmike Cinemas,
               10.375%, 02/01/09.............     1,139,063
   595,000   Hilton Hotels Corp.,
               7.625%, 12/01/12..............       601,898
   645,000   HMH Properties, Inc., Series A,
               7.875%, 08/01/05..............       638,550
   185,000   HMH Properties, Inc., Series B,
               7.875%, 08/01/08..............       180,375
   770,000   Hockey Company,
               11.25%, 04/15/09..............       789,250
   100,000   Hollywood Casino Corp.,
               7.899%, 05/01/06..............       103,500
   110,000   Hollywood Casino Corp.,
               11.25%, 05/01/07..............       119,350
   640,000   Hollywood Casino Shreveport,
               13.00%, 08/01/06..............       662,400

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             LEISURE AND RECREATION (CONTINUED)
$  275,000   John Q. Hamons Hotels, Series B,
               8.875%, 05/15/12..............  $    277,750
 1,635,000   Kerzner International,
               8.875%, 08/15/11..............     1,675,875
   930,000   Majestic Star LLC, Series B,
               10.875%, 07/01/06.............       953,250
 1,085,000   Mandalay Resort Group, Series B,
               10.25%, 08/01/07..............     1,196,213
   300,000   Mandalay Resort Group,
               9.50%, 08/01/08...............       333,750
   805,000   MGM Mirage, Inc.,
               9.75%, 06/01/07...............       893,550
 1,380,000   MGM Mirage, Inc.,
               8.50%, 09/15/10...............     1,527,526
 1,800,000   Park Place Entertainment Corp.,
               7.875%, 12/15/05..............     1,836,000
   125,000   Park Place Entertainment Corp.,
               8.875%, 09/15/08..............       133,135
 1,665,000   Penn National Gaming, Inc.,
               Series B,
               11.125%, 03/01/08.............     1,831,500
   455,000   Royal Caribbean Cruises,
               8.75%, 02/02/11...............       425,425
   315,000   Six Flags, Inc.,
               9.75%, 06/15/07...............       307,125
   645,000   Six Flags, Inc., zero coupon,
               04/01/08(1)...................       627,262
   470,000   Six Flags, Inc.,
               9.50%, 02/01/09...............       455,900
   555,000   Six Flags, Inc.,
               8.875%, 02/01/10..............       524,475
 2,100,000   Venetian Casino Resort/Las Vegas
               Sands -- 144A,
               11.00%, 06/15/10..............     2,205,000
 1,894,000   Waterford Gaming LLC,
               9.50%, 03/15/10...............     1,969,760
 1,000,000   Wheeling Island Gaming,
               10.125%, 12/15/09.............     1,035,000
 1,110,000   Wynn Las Vegas LLC,
               12.00%, 11/01/10..............     1,126,650
                                               ------------
                                                 25,971,307
                                               ------------
             MACHINERY -- 3.28%
   900,000   AGCO Corp.,
               8.50%, 03/15/06...............       913,500
   250,000   AGCO Corp.,
               9.50%, 05/1/08................       271,250
   980,000   Dresser, Inc.,
               9.375%, 04/15/11..............       989,800
   725,000   Flowserve Corp.,
               12.25%, 08/15/10..............       793,875
 1,275,000   The Manitowoc Company, Inc.,
               10.50%, 08/01/12..............     1,329,188

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MACHINERY (CONTINUED)
$1,375,000   Terex Corp., Series B,
               10.375%, 04/01/11.............  $  1,299,375
 1,350,000   Terex Corp.,
               9.25%, 07/15/11...............     1,236,938
                                               ------------
                                                  6,833,926
                                               ------------
             MANUFACTURING -- 3.76%
   845,000   Briggs & Stratton,
               8.875%, 03/15/11..............       914,713
   280,000   Foamex LP,
               9.875%, 06/15/07..............        88,200
   490,000   Foamex LP Capital Corp. -- 144A,
               10.75%, 04/01/09..............       345,450
   140,000   Louisiana Pacific Corp.,
               8.50%, 08/15/05...............       145,308
   445,000   Louisiana Pacific Corp.,
               10.875%, 11/15/08.............       480,600
   890,000   SPX Corp.,
               7.50%, 01/01/13...............       906,687
   395,000   Tekni-Plex, Inc.,
               12.75%, 06/15/10..............       371,300
   995,000   Tekni-Plex, Inc, Series B,
               12.75%, 06/15/10..............       935,300
 1,375,000   Transdigm, Inc.,
               10.375%, 12/01/08.............     1,430,000
   275,000   Tyco International Group SA,
               4.95%, 08/01/03...............       270,920
 1,425,000   Tyco International Group SA,
               5.80%, 08/01/06...............     1,347,898
   450,000   Tyco International Group SA,
               6.75%, 02/15/11...............       426,027
   720,000   Venture Holdings Trust, Series
               B,
               9.50%, 07/01/05...............       162,000
                                               ------------
                                                  7,824,403
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.70%
   750,000   HCA-Healthcare Company,
               8.75%, 09/01/10...............       864,406
   565,000   Magellan Health Services
                -- 144A,
               9.375%, 11/15/07..............       449,175
 1,030,000   Pacificare Health System,
               10.75%, 06/01/09..............     1,107,250
   350,000   Rotech Healthcare, Inc. -- 144A,
               9.50%, 04/01/12...............       352,187
   660,000   Select Medical Corp.,
               9.50%, 06/15/09...............       686,400
 2,250,000   Vanguard Health Systems,
               9.75%, 08/01/11...............     2,160,000
                                               ------------
                                                  5,619,418
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MEDICAL EQUIPMENT AND SUPPLIES -- 1.70%
$1,060,000   Advanced Medical Optics,
               9.25%, 07/15/10...............  $  1,097,100
   560,000   Alaris Medical Systems,
               11.625%, 12/01/06.............       634,900
   750,000   Alliance Imaging,
               10.375%, 04/15/11.............       735,000
   175,000   Hanger Orthopedic Group, Inc.,
               10.375%, 02/15/09.............       182,000
   895,000   Medquest, Inc. -- 144A,
               11.875%, 08/15/12.............       877,100
                                               ------------
                                                  3,526,100
                                               ------------
             METALS AND MINING -- 0.59%
   405,000   AK Steel Corp.,
               7.75%, 06/15/12...............       410,062
   815,000   Trimas Corp. -- 144A,
               9.875%, 06/15/12..............       810,925
                                               ------------
                                                  1,220,987
                                               ------------
             MOTOR VEHICLE RENTAL -- 1.02%
 1,610,000   United Rentals, Inc. -- 144A,
               10.75%, 04/15/08..............     1,593,900
   525,000   United Rentals, Inc., Series B,
               10.75%, 04/15/08..............       525,000
                                               ------------
                                                  2,118,900
                                               ------------
             OIL, COAL AND GAS -- 6.04%
   630,000   AmeriGas Partners LP,
               8.875%, 05/20/11..............       658,350
 1,115,000   Chesapeake Energy Corp., Series
               B,
               8.50%, 03/15/12...............     1,159,600
   490,000   Clark R&M, Inc.,
               8.875%, 11/15/07..............       453,250
 1,840,000   Comstock Resources, Inc.,
               11.25%, 05/01/07..............     1,959,600
   600,000   Continental Resources,
               10.25%, 08/01/08..............       537,000
   270,000   El Paso Energy Partners -- 144A,
               8.50%, 06/01/11...............       251,775
   360,000   El Paso Energy Partners, Series
               B,
               8.50%, 06/01/11...............       335,700
   685,000   El Paso Energy Partners -- 144A,
               10.625%, 12/01/12.............       703,837
   835,000   Encore Acquisition Company --
               144A,
               8.375%, 06/15/12..............       872,575
   100,000   Grey Wolf, Inc., Series C,
               8.875%, 07/01/07..............       102,000
   280,000   Grey Wolf, Inc.,
               8.875%, 07/01/07..............       287,000
   970,000   Parker Drilling Corp., Series B,
               10.125%, 11/15/09.............     1,003,950

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             OIL, COAL AND GAS (CONTINUED)
   175,000   Premcor USA, Inc.,
               11.50%, 10/01/09..............       168,875
$1,325,000   Pride International, Inc.,
               10.00%, 06/01/09..............  $  1,437,625
   440,000   Ram Energy, Inc.,
               11.50%, 02/15/08(b)...........       129,800
 1,295,000   Sesi LLC,
               8.875%, 05/15/11..............     1,327,375
   555,000   Trico Marine Services, Inc.,
               8.875%, 05/15/12..............       516,150
   635,000   Westport Resources
               Corp. -- 144A,
               8.25%, 11/01/11...............       669,925
                                               ------------
                                                 12,574,387
                                               ------------
             OIL, COAL AND GAS: MACHINERY -- 0.09%
   185,000   Grant Prideco Escrow -- 144A,
               9.00%, 12/15/09...............       193,325
                                               ------------
             PAPER AND FOREST PRODUCTS -- 1.11%
   190,000   Buckeye Technologies, Inc.,
               9.25%, 09/15/08...............       164,350
   920,000   Caraustar Industries, Inc.,
               9.875%, 04/01/11..............       952,200
   640,000   Georgia-Pacific Corp.,
               9.50%, 12/01/11...............       630,400
   525,000   Longview Fibre Company,
               10.00%, 01/15/09..............       553,875
                                               ------------
                                                  2,300,825
                                               ------------
             PHARMACEUTICAL -- 1.18%
   760,000   AmerisourceBergen Corp. -- 144A,
               7.25%, 11/15/12...............       782,800
 1,665,000   Biovail Corp.,
               7.875%, 04/01/10..............     1,673,325
                                               ------------
                                                  2,456,125
                                               ------------
             PIPELINES -- 1.07%
   445,000   Plains All American Pipeline --
               144A,
               7.75%, 10/15/12...............       465,025
   585,000   Plains E&P Company -- 144A,
               8.75%, 07/01/12...............       611,325
   730,000   Williams Companies, Inc.,
               9.25%, 03/15/04...............       584,000
   810,000   Williams Companies, Inc., Series
               A,
               6.75%, 01/15/06...............       571,050
                                               ------------
                                                  2,231,400
                                               ------------
             PUBLISHING -- 1.45%
 1,195,000   Canwest Media, Inc.,
               10.625%, 05/15/11.............     1,281,638
   455,000   Dex Media East LLC -- 144A,
               9.875%, 11/15/09..............       489,125

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PUBLISHING (CONTINUED)
$  195,000   Hollinger International
               Publishing,
               9.25%, 03/15/07...............  $    204,506
   370,000   Vertis, Inc. -- Series B,
               10.875%, 06/15/09.............       386,650
   635,000   Vertis, Inc. -- 144A,
               10.875%, 06/15/09.............       663,575
                                               ------------
                                                  3,025,494
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.28%
   185,000   Host Marriott LP, Series G,
               9.25%, 10/01/07...............       187,775
   320,000   Ventas Realty LP,
               8.75%, 05/01/09...............       332,800
 2,045,000   Ventas Realty LP,
               9.00%, 05/01/12...............     2,147,250
                                               ------------
                                                  2,667,825
                                               ------------
             RETAIL -- 2.51%
   400,000   Advance Stores Company, Inc. --
               144A,
               10.25%, 04/15/08..............       426,000
   410,000   Asbury Automotive Group -- 144A,
               9.00%, 06/15/12...............       358,750
   400,000   Autonation, Inc.,
               9.00%, 08/01/08...............       406,000
   890,000   Hollywood Entertainment,
               9.625%, 03/15/11..............       912,250
 1,200,000   Mothers Work, Inc.,
               11.25%, 08/01/10..............     1,284,000
   280,000   Pantry, Inc.,
               10.25%, 10/15/07..............       252,700
 1,215,000   Sonic Automotive, Inc., Series
               D,
               11.00%, 08/01/08..............     1,245,375
   345,000   United Auto Group, Inc. -- 144A,
               9.625%, 03/15/12..............       336,375
                                               ------------
                                                  5,221,450
                                               ------------
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.79%
 3,100,000   Fisher Scientific International,
               9.00%, 02/01/08...............     3,247,250
   490,000   Perkinelmer, Inc. -- 144A,
               8.875%, 01/15/13..............       485,100
                                               ------------
                                                  3,732,350
                                               ------------
             SEMICONDUCTORS -- 1.75%
   915,000   Amkor Technologies, Inc.,
               9.25%, 05/01/06...............       786,900
   185,000   Amkor Technologies, Inc.,
               9.25%, 02/15/08...............       157,250
   185,000   Amkor Technologies, Inc.,
               10.50%, 05/01/09..............       143,375

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             SEMICONDUCTORS (CONTINUED)
$  730,000   Chippac International, Ltd.,
               Series B,
               12.75%, 08/01/09..............  $    770,150
   690,000   Fairchild Semiconductor,
               10.50%, 02/01/09..............       748,650
 1,395,000   On Semiconductor Corp. -- 144A,
               12.00%, 05/15/08..............     1,032,300
                                               ------------
                                                  3,638,625
                                               ------------
             SPECIAL PURPOSE ENTITIES -- 2.92%
 1,206,592   Caithness Coso Funding Corp.,
               Series B,
               9.05%, 12/15/09...............     1,188,493
 1,250,000   Chukchansi Economic Development
               Authority -- 144A,
               14.50%, 06/15/09..............     1,256,250
   580,000   ONO Finance PLC,
               13.00%, 05/01/09..............       182,700
   900,000   ONO Finance PLC,
               14.00%, 02/15/11..............       283,500
   150,000   PCA LLC/PCA Finance Corp. --
               144A,
               11.875%, 08/01/09.............       153,000
   882,000   Peabody Energy Corp., Series B,
               8.875%, 05/15/08..............       930,510
 1,892,275   Port Arthur Finance Corp.,
               12.50%, 01/15/09..............     2,090,964
                                               ------------
                                                  6,085,417
                                               ------------
             SYNDICATED BANK LOANS -- 1.14%
   210,000   American Tower Corp., Term loan,
               3.90% - 4.33%, 12/31/07.......       191,706
   800,000   Century Cable Holdings, Term
               loan,
               6.75%, 06/30/09...............       583,400
 1,000,000   IPCS, Term loan,
               5.19%, 06/30/08...............       621,000
   500,000   Nextel Communications, Term
               loan,
               4.44%, 03/31/09...............       452,969
   598,437   Spectrasite Communications,
               Inc., Term loan,
               5.35% - 6.34%, 12/31/07.......       528,308
                                               ------------
                                                  2,377,383
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 5.15%
 1,175,000   American Tower Corp.,
               9.375%, 02/01/09..............       922,375
   185,000   AT&T Wireless Services, Inc.,
               8.125%, 05/01/12..............       186,286
 2,000,000   Colt Telecommunications Group
               PLC,
               12.00%, 12/15/06..............     1,350,000
   190,000   Crown Castle International
               Corp.,
               10.75%, 08/01/11..............       167,200

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES (CONTINUED)
$1,380,000   Echostar Corp.,
               9.125%, 01/15/09..............  $  1,459,350
 1,000,000   IWO Holdings, Inc.,
               14.00%, 01/15/11..............       175,000
 1,400,000   Nextel Communications,
               10.65%, 09/15/07..............     1,344,000
   580,000   Nextel Communications,
               12.00%, 11/01/08..............       574,200
   570,000   Nextel Communications,
               9.375%, 11/15/09..............       518,700
   455,000   Nextel Communications,
               9.50%, 02/01/11...............       411,775
 1,165,000   Nextel Partners, Inc.,
               11.00%, 03/15/10..............       996,075
    89,717   NII Holdings, Ltd.,
               13.00%, 11/01/09..............        67,736
 1,450,000   Qwest Corp. -- 144A,
               8.875%, 03/15/12..............     1,413,750
 1,035,000   Qwest Services Corp. -- 144A,
               13.50%, 12/15/10..............     1,081,575
   810,000   Ubiquitel Operating Company,
               zero coupon, 04/15/10(1)......        52,650
                                               ------------
                                                 10,720,672
                                               ------------
             TRANSPORTATION -- 1.49%
   915,000   Hornbeck-Leevac Marine
               Services -- 144A,
               10.625%, 08/01/08.............       969,900
   200,000   Kansas City Southern Industries,
               Inc.,
               9.50%, 10/01/08...............       221,250
   715,000   Pacer International, Inc.,
               Series B,
               11.75%, 06/01/07..............       740,025
 1,115,000   Petroleum Helicopters,
               Inc. -- 144A,
               9.375%, 05/01/09..............     1,177,719
                                               ------------
                                                  3,108,894
                                               ------------
             UTILITIES -- 0.32%
   635,000   National Waterworks,
               Inc. -- 144A,
               10.50%, 12/01/12..............       665,956
                                               ------------
             UTILITIES: ELECTRIC -- 0.81%
   145,000   AES Corp. --
               144A, 10.00%, 07/15/05........       138,475
   240,000   AES Corp.,
               9.375%, 09/15/10..............       145,200

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             UTILITIES: ELECTRIC (CONTINUED)
$1,425,000   AES Corp.,
               8.875%, 02/15/11..............  $    833,625
   580,000   Illinois Power Corp. -- 144A,
               11.50%, 12/15/10..............       562,600
                                               ------------
                                                  1,679,900
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $203,508,673)...........   198,421,780
                                               ------------
  SHARES
  ------
             COMMON STOCK -- 0.26%
             LEISURE AND RECREATION -- 0.20%
    50,000   Park Place Entertainment
               Corp.(a)......................       420,000
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.06%
     1,752   FLAG Telecom Group Ltd.(a)......        12,266
     9,710   NII Holdings, Inc. -- Class
               B(a)..........................       112,639
                                               ------------
                                                    124,905
                                               ------------
             TOTAL COMMON STOCK
               (Cost $2,243,551).............       544,905
                                               ------------
             PREFERRED STOCK -- 0.50%
       220   Broadwing Communications,
               Series B, 12.50%..............        20,075
    10,600   CSC Holdings, Inc., Series M,
               11.125%.......................       988,450
        39   Nextel Communications, Inc.,
               Series D, 13.00%..............        36,194
                                               ------------
             TOTAL PREFERRED STOCK
               (Cost $1,364,284).............     1,044,719
                                               ------------
             WARRANTS -- 0.00%
     1,000   IPCS, Inc. -- 144A, Expires
               07/15/10(a)...................            --
     1,000   IWO Holdings, Inc. -- 144A,
               Expires 01/15/11(a)...........            --
     1,000   ONO Finance PLC, Expires
               03/16/11(a)...................            --
       250   Ubiquitel, Inc. -- 144A, Expires
               04/15/10(a)...................            --
                                               ------------
             TOTAL WARRANTS (Cost $3)........            --
                                               ------------
             TOTAL SECURITIES
               (Cost $207,116,511)...........   200,011,404
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENT -- 0.40%
$  827,189   With Investors Bank &
               Trust, dated 12/31/02,
               1.00%, due 01/02/03,
               repurchase proceeds at
               maturity $827,235
               (Collateralized by
               Freddie Mac, 1.87%,
               due 11/15/31, with a value of
               $870,188)
               (Cost $827,189)...............       827,189
                                               ------------
             Total Investments -- 96.52%
               (Cost $207,943,700)...........   200,838,593
             Other assets less
               liabilities -- 3.48%..........     7,246,942
                                               ------------
             NET ASSETS -- 100.00%...........  $208,085,535
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $208,233,747.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  7,592,893
    Gross unrealized depreciation..........   (14,988,047)
                                             ------------
    Net unrealized depreciation............  $ (7,395,154)
                                             ============

---------------

(a) Non-income producing security.

(b) Bond in default.

(1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                  VALUE       COUNTRY
  ------                              -------------   -------
              COMMON STOCK -- 96.05%
              AEROSPACE -- 0.58%
  1,892,144   Bae Systems PLC.......  $   3,779,747      UK
                                      -------------
              AIRLINES -- 0.47%
    573,000   Japan Airlines
                Company, Ltd.(c)....      1,222,152     JPN
    317,000   Singapore Airlines,
                Ltd. ...............      1,864,372     SIN
                                      -------------
                                          3,086,524
                                      -------------
              AUTOMOBILES -- 3.68%
     65,300   Bayerische Motoren
                Werke AG(a).........      1,981,568     GER
     80,900   DaimlerChrysler
                AG(a)...............      2,491,461     GER
     40,000   Honda Motor Company,
                Ltd. ...............      1,480,356     JPN
    612,000   Mitsubishi Motors
                Corp.(a)(c).........      1,315,616     JPN
    903,000   Nissan Motor Company,
                Ltd. ...............      7,049,179     JPN
    119,100   Renault SA............      5,596,211     FRA
    394,000   Suzuki Motor
                Corp.(a)............      4,284,789     JPN
                                      -------------
                                         24,199,180
                                      -------------
              BANKS -- 10.18%
    459,155   ABN AMRO Holding NV...      7,506,266     NET
    105,240   Allied Irish Banks
                PLC.................      1,420,098     IRE
    294,790   Australia & New
                Zealand Bank Group,
                Ltd. ...............      2,883,105     AUS
    707,400   Banco Bilbao Vizcaya
                Argentaria, SA......      6,769,535     SPA
     43,800   Bank of Nova
                Scotia(a)...........      1,460,371     CDA
    396,600   Barclays PLC..........      2,459,872      UK
    180,600   BNP Paribas, SA.......      7,358,403     FRA
    210,427   Credit Suisse
                Group(c)............      4,567,213     SWI
    245,250   ForeningsSparbanken
                AB..................      2,906,114     SWE
    312,900   Hang Seng Bank,
                Ltd. ...............      3,330,289     HNG
    362,100   HBOS PLC..............      3,820,915      UK
     97,000   National Australia
                Bank, Ltd. .........      1,736,058     AUS
    188,000   Oversea-Chinese
                Banking Corp.,
                Ltd. ...............      1,046,070     SIN
    453,000   Royal Bank of Scotland
                Group PLC...........     10,859,225      UK
    400,800   Standard Chartered
                PLC.................      4,558,579      UK
    100,000   Svenska Handelsbanken
                AB -- Class A(a)....      1,334,510     SWE
     58,200   UBS AG(c).............      2,829,573     SWI
                                      -------------
                                         66,846,196
                                      -------------

  SHARES                                  VALUE       COUNTRY
  ------                              -------------   -------
              COMMON STOCK (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 2.01%
    221,662   News Corp., Ltd. .....  $   1,434,441     AUS
    928,806   Reuters Group PLC.....      2,655,921      UK
     55,000   Societe Television
                Francaise...........      1,469,331     FRA
    177,207   Singapore Press
                Holdings, Ltd. .....      1,859,628     SIN
    360,252   Vivendi Universal
                SA..................      5,817,601     FRA
                                      -------------
                                         13,236,922
                                      -------------
              BUILDING MATERIALS -- 0.81%
     29,296   Holcim, Ltd. -- Class
                B...................      5,319,995     SWI
                                      -------------
              CHEMICALS -- 1.69%
    172,900   BOC Group PLC.........      2,473,456      UK
     34,550   L'Air Liquide SA......      4,557,024     FRA
     45,500   Nitto Denko
                Corp.(a)............      1,296,495     JPN
     61,300   Norsk Hydro ASA.......      2,746,957     NOR
        200   Norsk Hydro ASA
                (ADR)(a)............          8,882     NOR
                                      -------------
                                         11,082,814
                                      -------------
              COMMERCIAL SERVICES -- 0.18%
    145,000   Brambles Industries,
                Ltd. ...............        384,163     AUS
    338,300   Brambles Industries
                PLC.................        828,395      UK
                                      -------------
                                          1,212,558
                                      -------------
              COMPUTER AND OFFICE EQUIPMENT -- 0.81%
     78,000   Canon, Inc. ..........      2,939,305     JPN
     59,000   TDK Corp. ............      2,377,505     JPN
                                      -------------
                                          5,316,810
                                      -------------
              COMPUTER SOFTWARE AND SERVICES -- 0.00%
        600   Fuji Soft ABC,
                Inc. ...............          9,484     JPN
                                      -------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.67%
    216,200   Bouygues SA...........      6,038,963     FRA
    254,600   CRH PLC...............      3,152,381     IRE
     46,000   Rohm Company,
                Ltd.(a).............      5,859,554     JPN
    351,000   Sekisui House,
                Ltd. ...............      2,485,571     JPN
                                      -------------
                                         17,536,469
                                      -------------
              CONSUMER GOODS AND SERVICES -- 3.40%
     64,200   Altadis SA............      1,464,511     SPA
     54,600   Essilor International
                SA CIE Generale
                D'Optique...........      2,248,696     FRA
     39,700   Hoya Corp. ...........      2,781,207     JPN
    200,000   Nikon Corp.(a)(c).....      1,503,960     JPN
    168,350   Sony Corp.(a).........      7,039,421     JPN
    361,000   Swire Pacific, Ltd. --
                Class A.............      1,379,489     HNG

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                  VALUE       COUNTRY
  ------                              -------------   -------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
     46,000   Unilever NV...........  $   2,826,070     NET
    323,400   Unilever PLC..........      3,079,091      UK
                                      -------------
                                         22,322,445
                                      -------------
              DISTRIBUTOR -- 0.41%
     76,600   Hagemeyer NV..........        554,592     NET
  2,232,000   Li & Fung, Ltd. ......      2,117,945     HNG
                                      -------------
                                          2,672,537
                                      -------------
              DIVERSIFIED SERVICES -- 0.09%
     36,300   TUI AG(a).............        615,525     GER
                                      -------------
              ELECTRONICS -- 5.57%
     81,222   Advantest Corp. ......      3,642,734     JPN
     44,100   Epcos AG(c)...........        456,726     GER
     37,300   Hirose Electric
                Company, Ltd. ......      2,848,914     JPN
    353,000   Hitachi, Ltd. ........      1,354,037     JPN
    138,000   Hon Hai Precision
                Industry Company,
                Ltd. (GDR)(a).......      1,048,800     TWN
  1,939,000   Johnson Electric
                Holdings, Ltd. .....      2,125,920     HNG
      9,990   Keyence Corp. ........      1,739,112     JPN
    122,700   Koninklijke (Royal)
                Philips Electronics
                NV..................      2,150,097     NET
     13,000   Koninklijke (Royal)
                Philips Electronics
                NV (ADR)............        229,840     NET
     45,500   Murata Manufacturing
                Company, Ltd. ......      1,783,636     JPN
    690,000   NEC Corp. ............      2,582,670     JPN
    112,669   Samsung Electronics
                (GDR)(a)............     15,125,813     KOR
    190,000   Venture Corp.,
                Ltd. ...............      1,522,812     SIN
                                      -------------
                                         36,611,111
                                      -------------
              ENGINEERING -- 0.33%
     55,461   Chudenko Corp. .......        689,641     JPN
  1,580,000   Singapore Technologies
                Engineering,
                Ltd. ...............      1,503,212     SIN
                                      -------------
                                          2,192,853
                                      -------------
              FINANCIAL SERVICES -- 4.39%
     59,800   ACOM Company, Ltd. ...      1,966,110     JPN
     41,160   AIFUL Corp. ..........      1,547,579     JPN
    400,010   Compagnie Financiere
                Richemont AG........      7,466,547     SWI
    459,000   Daiwa Securities
                Group, Inc. ........      2,039,245     JPN
    470,000   DBS Group Holdings,
                Ltd. ...............      2,981,022     SIN

  SHARES                                  VALUE       COUNTRY
  ------                              -------------   -------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
     87,700   Irish Permanent PLC...  $     947,835     IRE
     21,200   Muenchener
                Rueckversicherungs-
                Gesellschaft AG.....      2,535,938     GER
    747,000   Nikko Cordial
                Corp. ..............      2,518,959     JPN
    251,000   Nomura Holdings,
                Inc. ...............      2,822,746     JPN
     62,080   Orix Corp. ...........      4,003,645     JPN
                                      -------------
                                         28,829,626
                                      -------------
              FOOD AND BEVERAGE -- 4.50%
    275,000   Compass Group PLC.....      1,461,983      UK
    557,705   Fosters Group,
                Ltd. ...............      1,414,730     AUS
     28,300   Groupe Danone.........      3,806,908     FRA
    245,143   Heineken NV...........      9,568,863     NET
     61,500   Heineken Holding
                NV -- Class A.......      1,784,300     NET
     50,900   Koninklijke Numico
                NV..................        640,912     NET
      5,100   LVMH Moet Hennessy
                Louis Vuitton SA....        209,508     FRA
     43,700   Nestle SA.............      9,263,565     SWI
    275,000   Tate & Lyle PLC.......      1,395,543      UK
                                      -------------
                                         29,546,312
                                      -------------
              INSURANCE -- 3.94%
     18,000   Allianz AG(a).........      1,712,137     GER
     61,300   Assicurazioni Generali
                Spa(a)..............      1,260,708     ITA
      2,300   Fairfax Financial
                Holdings, Ltd.(a)...        176,366     CDA
    229,904   ING Groep NV..........      3,893,562     NET
    329,000   Mitsui Sumitomo
                Insurance Company,
                Ltd. ...............      1,514,354     JPN
    588,600   Prudential PLC........      4,162,756      UK
    341,504   QBE Insurance Group,
                Ltd.(a).............      1,568,938     AUS
    176,303   Swiss Re..............     11,569,003     SWI
                                      -------------
                                         25,857,824
                                      -------------
              INTERNET SERVICES -- 1.04%
    100,000   Thomson Corp. ........      2,673,000     CDA
    157,024   Thomson Corp.(a)......      4,175,645     CDA
                                      -------------
                                          6,848,645
                                      -------------
              INVESTMENT HOLDING COMPANY -- 0.44%
    456,800   Hutchison Whampoa,
                Ltd. ...............      2,858,563     HNG
                                      -------------
              LEISURE AND RECREATION -- 0.31%
     68,100   Accor SA..............      2,062,252     FRA
                                      -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                  VALUE       COUNTRY
  ------                              -------------   -------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 3.50%
    308,500   Assa Abloy AB.........  $   3,531,369     SWE
  1,298,000   Mitsubishi Heavy
                Industries, Ltd. ...      3,173,350     JPN
     75,200   Schneider Electric
                SA..................      3,557,923     FRA
    130,900   Siemens AG(a).........      5,562,792     GER
    607,214   Smiths Group PLC......      6,803,529      UK
      4,500   THK Company, Ltd.(a)..         49,583     JPN
     27,600   Ushio, Inc. ..........        302,479     JPN
                                      -------------
                                         22,981,025
                                      -------------
              METALS AND MINING -- 2.49%
    407,500   Alumina, Ltd. ........      1,125,556     AUS
    203,975   BHP Billiton, Ltd. ...      1,167,063     AUS
  1,096,409   BHP Billiton PLC......      5,859,758      UK
     65,000   Companhia Vale do Rio
                Doce (CVRD)
                (ADR)(c)............      1,787,500     BRA
     59,000   Companhia Vale do Rio
                Doce (CVRD)
                (ADR)(c)............      1,705,690     BRA
     37,163   Pechiney SA -- Class
                A...................      1,303,994     FRA
    120,900   ThyssenKrupp AG(a)....      1,351,058     GER
    407,500   WMC, Ltd.(c)..........        969,361     AUS
    102,000   Xstrata PLC(a)(c).....      1,066,451      UK
                                      -------------
                                         16,336,431
                                      -------------
              OIL AND GAS -- 5.77%
    955,800   BG Group PLC..........      4,126,667      UK
    577,000   Centrica PLC..........      1,589,520      UK
    573,400   Eni Spa(a)............      9,115,225     ITA
     13,700   Royal Dutch Petroleum
                Company.............        603,074     NET
    371,900   Royal Dutch Petroleum
                Company.............     16,370,294     NET
    518,300   Statoil ASA...........      4,375,903     NOR
    112,200   Suncor Energy,
                Inc. ...............      1,754,685     CDA
                                      -------------
                                         37,935,368
                                      -------------
              PAPER AND FOREST PRODUCTS -- 0.85%
    180,000   Abitibi-Consolidated,
                Inc.(a).............      1,382,418     CDA
    189,000   Sumitomo Forestry
                Company, Ltd. ......      1,045,227     JPN
     98,000   UPM-Kymmene Oyj.......      3,146,633     FIN
                                      -------------
                                          5,574,278
                                      -------------
              PHARMACEUTICALS -- 10.54%
    163,100   AstraZeneca PLC.......      5,833,157      UK
    453,128   AstraZeneca PLC.......     15,951,737      UK
     40,062   AstraZeneca PLC
                (ADR)...............      1,405,776      UK

  SHARES                                  VALUE       COUNTRY
  ------                              -------------   -------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    211,500   Chugai Pharmaceutical
                Company, Ltd. ......  $   2,014,791     JPN
     70,000   GlaxoSmithKline PLC...      1,344,224      UK
    285,871   Novartis AG...........     10,434,234     SWI
     42,400   Roche Holding AG......      2,955,606     SWI
    150,000   Sankyo Company,
                Ltd. ...............      1,882,905     JPN
    336,580   Sanofi-Synthelabo
                SA..................     20,572,274     FRA
    256,000   Shionogi & Company,
                Ltd. ...............      3,621,376     JPN
    126,000   Shire Pharmaceuticals
                Group PLC(c)........        806,879      UK
     37,000   Takeda Chemical
                Industries, Ltd. ...      1,547,125     JPN
     29,000   Yamanouchi
                Pharmaceutical
                Company, Ltd. ......        841,006     JPN
                                      -------------
                                         69,211,090
                                      -------------
              PUBLISHING -- 1.26%
    115,000   DAI Nippon Printing
                Company, Ltd. ......      1,272,935     JPN
    578,400   Pearson PLC...........      5,353,208      UK
     63,724   VNU NV................      1,661,603     NET
                                      -------------
                                          8,287,746
                                      -------------
              REAL ESTATE -- 1.92%
    523,000   Cheung Kong Holdings,
                Ltd. ...............      3,403,579     HNG
    888,000   Hang Lung Properties,
                Ltd. ...............        859,762     HNG
    746,000   Hong Kong Land
                Holdings, Ltd. .....      1,029,480     HNG
    337,000   Mitsubishi Estate
                Company, Ltd.(a)....      2,568,277     JPN
    444,000   Mitsui Fudosan
                Company, Ltd. ......      2,882,137     JPN
    185,000   Sumitomo Realty &
                Development Company,
                Ltd.(a).............        753,283     JPN
    183,000   Sun Hung Kai
                Properties, Ltd. ...      1,084,165     HNG
                                      -------------
                                         12,580,683
                                      -------------
              RETAIL -- 3.09%
    248,000   Aeon Company, Ltd. ...      5,874,897     JPN
    252,600   Industria de Diseno
                Textil, SA..........      5,966,336     SPA
    396,666   Marks & Spencer PLC...      2,012,961      UK
     76,800   Metro AG..............      1,833,331     GER

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                  VALUE       COUNTRY
  ------                              -------------   -------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
      9,100   SHIMAMURA Company,
                Ltd. ...............  $     579,969     JPN
    630,400   Woolworths, Ltd. .....      4,051,076     AUS
                                      -------------
                                         20,318,570
                                      -------------
              SEMICONDUCTORS -- 2.70%
     43,100   Aixtron AG............        205,772     GER
    512,400   Arm Holdings PLC(c)...        396,239      UK
     13,500   ASML Holding NV(c)....        112,757     NET
    140,000   ASML Holding NV(c)....      1,170,400     NET
    129,700   Infineon Technologies
                AG(a)(c)............        951,298     GER
    100,700   STMicroelectronics
                NV(a)...............      1,964,657     SWI
    163,500   STMicroelectronics
                NV..................      3,204,731     SWI
    373,259   Taiwan Semiconductor
                Manufacturing
                Company, Ltd.
                (ADR)(c)............      2,631,476     TWN
    157,400   Tokyo Electron,
                Ltd. ...............      7,125,592     JPN
                                      -------------
                                         17,762,922
                                      -------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 14.45%
    228,500   America Movil SA de
                CV -- Series L
                (ADR)...............      3,281,260     MEX
    272,300   BCE, Inc.(a)..........      4,913,599     CDA
    345,100   Deutsche Telekom AG...      4,435,881     GER
     53,906   Ericsson (LM)
                Telephone Company
                (ADR)(a)(c).........        363,326     SWE
     79,200   Hellenic
                Telecommunications
                Organization SA.....        872,594     GRE
        364   Japan Telecom Holdings
                Company, Ltd. ......      1,129,253     JPN
    975,600   Koninklijke KPN
                NV(c)...............      6,346,863     NET
  1,659,000   mm02, PLC(c)..........      1,182,701      UK
        251   Nippon Telegraph and
                Telephone Corp. ....        911,996     JPN
    610,900   Nokia Oyj.............      9,711,355     FIN
      2,326   NTT DoCoMo, Inc. .....      4,294,335     JPN
  7,285,000   Singapore
                Telecommunications,
                Ltd. ...............      5,208,775     SIN
    193,100   Societe Europeenne des
                Satellites (FDR)....      1,165,069     LUX
     28,658   Swisscom AG...........      8,303,813     SWI
  1,212,580   Telecom Corporation of
                New Zealand,
                Ltd. ...............      2,880,484     NZE

  SHARES                                  VALUE       COUNTRY
  ------                              -------------   -------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
    235,000   Telecom Italia
                Spa(a)..............  $   1,186,069     ITA
    626,098   Telefonaktiebolaget LM
                Ericsson AB -- Class
                B(c)................        439,396     SWE
    205,900   Telefonos De Mexico SA
                de CV (ADR)(a)......      6,584,682     MEX
    208,300   Telus Corp. ..........      2,129,951     CDA
 15,823,740   Vodafone Group PLC....     28,870,414      UK
     31,000   Vodafone Group PLC
                (ADR)...............        561,720      UK
     16,200   Vodafone Telecel --
                Comunicacoes
                Pessoais, SA........        125,790     POR
                                      -------------
                                         94,899,326
                                      -------------
              TEXTILES -- 0.36%
  1,102,000   Toray Industries,
                Inc. ...............      2,341,089     JPN
                                      -------------
              TOYS -- 0.23%
     16,500   Nintendo Corp.,
                Ltd. ...............      1,542,615     JPN
                                      -------------
              TRANSPORTATION -- 0.42%
    487,000   Tokyu Corp.(a)........      1,716,139     JPN
     80,000   Yamato Transport
                Company, Ltd. ......      1,045,352     JPN
                                      -------------
                                          2,761,491
                                      -------------
              UTILITIES: ELECTRIC -- 0.97%
     20,500   Chubu Electric Power
                Company, Inc. ......        366,380     JPN
    110,800   Kansai Electric Power
                Company, Inc. ......      1,674,797     JPN
    587,200   National Grid Group
                PLC.................      4,318,386      UK
                                      -------------
                                          6,359,563
                                      -------------
              TOTAL COMMON STOCK
                (Cost
                $769,492,688).......    630,936,589
                                      -------------
              REGULATED INVESTMENT COMPANY -- 0.46%
  2,993,874   Merrimac Cash Fund --
                Premium Class(b)
                (Cost $2,993,874)...      2,993,874     USA
                                      -------------
 PRINCIPAL
 ---------
              RIGHTS -- 0.00%
$   390,900   TI Group(c) (Cost
                $0).................             --      UK
                                      -------------
              COMMERCIAL PAPER -- 0.14%
    907,235   Morgan Stanley,
                Floating Rate,
                1.39%(+),
                05/07/03(b) (Cost
                $907,235)...........  $     907,235     USA
                                      -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                VALUE       COUNTRY
 ---------                            -------------   -------
              COMMERCIAL PAPER (CONTINUED)
              TIME DEPOSITS -- 3.05%
$   907,235   American Express
                Centurion Bank,
                1.38%,
                01/27/03(b).........  $     907,235     USA
  3,823,267   Bank of Montreal,
                1.32%,
                01/30/03(b).........      3,823,267     USA
    907,235   Barclays PLC,
                1.32%,
                02/14/03(b).........        907,235     USA
  2,721,704   Bayerische
                HypoVereinsbank,
                1.71%,
                01/10/03(b).........      2,721,704     USA
  4,626,897   BNP Paribas,
                1.32%,
                02/07/03(b).........      4,626,897     USA
  2,268,087   Royal Bank of
                Scotland,
                1.33%,
                01/15/03(b).........      2,268,087     USA
  4,808,344   Royal Bank of
                Scotland,
                1.78%,
                01/21/03(b).........      4,808,344     USA
                                      -------------
              TOTAL TIME DEPOSITS
                (Cost
                $20,062,769)........     20,062,769
                                      -------------
              SHORT TERM CORPORATE NOTES -- 5.33%
    907,234   Canadian Imperial Bank
                of Commerce,
                Floating Rate,
                1.25%(+),
                11/04/03(b).........        907,234     USA
  2,268,087   Goldman Sachs Group,
                Inc., Floating Rate,
                1.43%(+),
                01/03/03(b).........      2,268,087     USA
  2,721,704   Goldman Sachs Group,
                Inc., Floating Rate,
                1.41%(+),
                02/03/03(b).........      2,721,704     USA
  3,266,045   Goldman Sachs Group,
                Inc., Floating Rate,
                1.32%(+),
                03/21/03(b).........      3,266,045     USA
  4,536,173   Honda Motor Company,
                Ltd., Floating Rate,
                1.41%(+),
                04/08/03(b).........      4,536,173     USA
  5,897,025   Merrill Lynch &
                Company,
                Floating Rate,
                1.34%(+),
                04/16/03(b).........      5,897,025     USA
    453,617   Merrill Lynch &
                Company,
                Floating Rate,
                1.33%(+),
                11/26/03(b).........        453,617     USA

 PRINCIPAL                                VALUE       COUNTRY
 ---------                            -------------   -------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$11,340,433   Morgan Stanley,
                Floating Rate,
                1.36%(+),
                03/25/03(b).........  $  11,340,433     USA
  1,814,469   Morgan Stanley,
                Floating Rate,
                1.36%(+),
                09/26/03(b).........      1,814,469     USA
  1,814,469   National City Corp.,
                Floating Rate,
                1.25%(+),
                01/23/03(b).........      1,814,469     USA
                                      -------------
              TOTAL SHORT TERM
                CORPORATE NOTES
                (Cost
                $35,019,256)........     35,019,256
                                      -------------
              TOTAL SECURITIES (Cost
                $828,475,822).......    689,919,723
                                      -------------
              REPURCHASE AGREEMENTS -- 3.80%
    907,235   With Morgan Stanley,
                dated 12/31/02,
                1.42%, due 01/02/03,
                repurchase proceeds
                at maturity $907,306
                (Collateralized by
                Callable Government
                Agency Backed
                Receipts, zero
                coupon, due
                01/15/21, with a
                value of
                $925,393)(b)........        907,235     USA
 24,047,982   With Investors Bank &
                Trust, dated
                12/31/02,
                1.00%, due 01/02/03,
                repurchase proceeds
                at maturity
                $24,049,318
                (Collateralized by
                Fannie Mae,
                4.20%, due 12/01/32,
                with a value of
                $25,250,382)........     24,047,982     USA
                                      -------------
              TOTAL REPURCHASE
                AGREEMENTS
                (Cost
                $24,955,217)........     24,955,217
                                      -------------
              Total
              Investments -- 108.83%
                (Cost
                $853,431,039).......    714,874,940
              Liabilities less other
                assets -- (8.83)%...    (57,986,592)
                                      -------------
              NET
                ASSETS -- 100.00%...  $ 656,888,348
                                      =============

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $854,477,230.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation........  $  32,260,537
    Gross unrealized depreciation........   (171,862,827)
                                           -------------
    Net unrealized depreciation..........  $(139,602,290)
                                           =============

---------------

(a)    All or part of the security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR)  American Depository Receipt.

(FDR)  Foreign Depository Receipt.

(GDR)  Global Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

                                         PERCENT OF TOTAL
COUNTRY COMPOSITION                    INVESTMENTS AT VALUE
-------------------                    --------------------
Australia (AUS)......................          2.34%
Brazil (BRA).........................          0.49%
Canada (CDA).........................          2.61%
Finland (FIN)........................          1.80%
France (FRA).........................          9.04%
Germany (GER)........................          3.38%
Greece (GRE).........................          0.12%
Hong Kong (HNG)......................          2.54%
Ireland (IRE)........................          0.77%
Italy (ITA)..........................          1.62%
Japan (JPN)..........................         17.24%
Korea (KOR)..........................          2.12%
Luxembourg (LUX).....................          0.16%
Mexico (MEX).........................          1.38%
Netherlands (NET)....................          7.75%
New Zealand (NZE)....................          0.40%
Norway (NOR).........................          1.00%
Portugal (POR).......................          0.02%
Singapore (SIN)......................          2.24%
Spain (SPA)..........................          1.99%
Sweden (SWE).........................          1.20%
Switzerland (SWI)....................          9.49%
Taiwan (TWN).........................          0.51%
United Kingdom (UK)..................         18.05%
United States (USA)..................         11.74%
                                             -------
TOTAL PERCENTAGE.....................        100.00%
                                             =======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High-Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities are valued at their fair value as determined by the Board of Trustees.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

The Series does not isolate gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E. OPTIONS:

Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

Transactions in written options for the year ended December 31, 2002 were as follows:

                                                              CORE BOND               BALANCED
                                                        ---------------------   --------------------
                                                        NUMBER OF               NUMBER OF
                                                        CONTRACTS   PREMIUMS    CONTRACTS   PREMIUMS
                                                        ---------   ---------   ---------   --------
Options outstanding at beginning of year..............      --      $      --       --      $     --
Options written.......................................     280        416,294       52        77,368
Options terminated in closing purchase transactions...    (280)      (416,294)     (52)      (77,368)
Options expired.......................................      --             --       --            --
                                                          ----      ---------      ---      --------
Options outstanding at December 31, 2002..............      --      $      --       --      $     --
                                                          ----      ---------      ---      --------

     F. FUTURES CONTRACTS:

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made in cash upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or loss reflected in the Series' Statement of Assets and Liabilities.

Open futures contracts as of December 31, 2002:

                                                                                                    VALUE AS OF      UNREALIZED
                         NUMBER OF                                       EXPIRATION     VALUE AT     DECEMBER 31,    APPRECIATION
SERIES                   CONTRACTS              DESCRIPTION                 DATE       TRADE DATE        2002       (DEPRECIATION)
------                 ------------   --------------------------------   ----------   ------------   ------------   --------------
Core Bond............    719 Short    US Treasury Notes 5 Year Future    March 2003   $ 83,281,346   $81,426,750     $(1,854,595)
                       1,085 Short    US Treasury Notes 10 Year Future   March 2003    128,242,363   124,825,859      (3,416,504)
                         100 Short    US Treasury Bond Future            March 2003     11,689,438    11,268,750        (420,688)
                                                                                                                     -----------
                                                                                                                     $(5,691,787)
                                                                                                                     -----------
Balanced.............     30 Long     S&P 500 Future                     March 2003   $  6,683,764   $ 6,591,750     $   (92,014)
                         100 Long     US Treasury Bond Future            March 2003     10,799,749    11,268,750         469,001
                         100 Short    US Treasury Notes 5 Year Future    March 2003     11,558,294    11,325,000        (233,294)
                         213 Short    US Treasury Notes 10 Year Future   March 2003     25,163,981    24,504,984        (658,997)
                                                                                                                     -----------
                                                                                                                     $  (515,304)
                                                                                                                     -----------
Growth & Income......     42 Long     S&P 500 Future                     March 2003   $  9,382,181   $ 9,228,450     $  (153,731)
                                                                                                                    -----------
Special Equity.......     35 Long     Russell 2000 Future                March 2003   $  6,832,795   $ 6,706,000     $  (126,795)
                                                                                                                    -----------

     G. SHORT SALES:

The Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested. For the year ended December 31, 2002, no Series had short sales.

     H. FEDERAL INCOME TAXES:

It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     I. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

All of the investment income and expenses and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     J. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on the relative net assets or another methodology that is appropriate based on the circumstances.

     K. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

AUSA Life Insurance Company, Inc. ("AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON USA, Inc., a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA is an indirect, wholly-owned subsidiary of AEGON n.v., a Netherlands corporation which is a publicly traded international insurance group. AUSA has sub-accounts which invest in the corresponding Series Portfolios as follows:

AUSA SUB-ACCOUNT                                              INVESTMENT IN PORTFOLIO
----------------                                              -----------------------
Money Market................................................           11.87%
High Quality Bond...........................................           23.16
Intermediate Government Bond................................           28.00
Core Bond...................................................           18.79
Balanced....................................................           37.46
Value & Income..............................................           35.88
Growth & Income.............................................           29.83
Equity Growth...............................................           30.57
Mid-Cap Value...............................................           00.26
Mid-Cap Growth..............................................           00.22
Small-Cap Value.............................................           00.00
Special Equity..............................................           25.11
Small-Cap Growth............................................           00.00
Aggressive Equity...........................................           23.29
High Yield Bond.............................................           13.10
International Equity........................................           18.96

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                        ADVISOR   SUBADVISOR
PORTFOLIO SERIES                                        PORTFOLIO SUBADVISOR            FEE(%)      FEE(%)
----------------                               --------------------------------------   -------   ----------
Money Market Series..........................  Capital Management Group                  0.25        0.05
High Quality Bond Series.....................  Merganser Capital Management              0.35            (2)
                                               Corporation
Intermediate Government Bond Series..........  Capital Management Group                  0.35        0.15
Core Bond Series.............................  Black Rock Advisors, Inc.                 0.35            (3)
Balanced Series..............................  (4)                                       0.45(1)         (5)
Value & Income Series........................  (6)                                       0.45            (7)
Growth & Income Series.......................  (8)                                       0.60(1)         (9)
Equity Growth Series.........................  (10)                                      0.62            (11)
Mid-Cap Value Series.........................  Cramer Rosenthal McGlynn, LLC             0.67(1)         (12)
Mid-Cap Growth Series........................  Dresdner RCM                              0.72(1)         (13)
Small-Cap Value Series.......................  Sterling Capital Management Investment    0.82(1)     0.50
                                               Counsel
Special Equity Series........................  (14)                                      0.80            (15)
Small-Cap Growth Series......................  Delaware Investments                      0.87(1)     0.50
Aggressive Equity Series.....................  McKinley Capital Management               0.97(1)         (16)
High-Yield Bond Series.......................  Eaton Vance                               0.55(1)         (17)
International Equity Series..................  Capital Guardian Trust Company            0.75            (18)

---------------

(1)  The Advisor is currently waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(4) Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Black Rock Advisors, Inc. for equity and fixed income securities, respectively.

(5) The market value of the equity securities in the Balanced Series were combined with the Aeltus share of the Growth and Income Series to determine the Aeltus fee at the rate of 0.15% of the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Black Rock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

(6) The Value & Income Series has two subadvisors: Alliance Capital Management LP and Asset Management Group.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


   During the year ended December 31, 2002, the Value and Income Series executed trades through Sanford Bernstein and Company, Inc., an affiliate of the Subadvisor. Commissions paid for such transactions amounted to $1,539,077.

(7) Asset Management Group and Alliance Capital Management LP received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

(8) The Growth & Income Series has two subadvisors: Aeltus Investment Management, Inc. and Credit Suisse Asset Management.

     During the year ended December 31, 2002, the Growth and Income Series executed trades through CS First Boston, an affiliate of the Subadvisor. Commissions paid for such transactions amounted to $1,625.

(9) Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000.

(10) The Equity Growth Series has three subadvisors, Ark Asset Management, Marsico Capital Management, and Dresdner RCM Global Investors.

     During the year ended December 31, 2002, the Equity Growth Series executed trades through Bank of America Securities LLC, an affiliate of the Subadvisor. Commissions paid for such transactions amounted to $161,517.

(11) Dresdner RCM Global Investors, Inc. received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(12) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $300,000,000.

(13) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, and 0.23% on all average daily net assets in excess of $100,000,000.

(14) The Special Equity Series has five subadvisors: Wellington Management Co.; Westport Asset Management, Inc.; Robertson, Stephens; Seneca Capital Management, LLC; and INVESCO, Inc. Effective October 1, 2002, Seneca Capital Management, LLC, replaced Husic Capital, and effective April 2, 2002, Wellington Management Co. replaced Liberty Investment Management, Inc.

     During the year ended December 31, 2002, the Special Equity Series executed trades through Robertson Stephens, Inc., an affiliate of the Subadvisor. Commissions paid for such transactions amounted to $52,102.

(15) From January 1, 2002 to April 1, 2002, Liberty Investment Management received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $250,000,000 in average daily net assets, and 0.20% on all daily average net assets in excess of $350,000,000. From April 2, 2002 to December 31, 2002, Wellington Management Co. received 0.45% on the first $200,000,000 of average daily net assets, and 0.375% on average daily net assets in excess of $200,000,000. Westport Asset Management, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

   received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. For the period January 1, 2002 through September 30, 2002, Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000. For the period October 1, 2002 through December 31, 2002, Seneca Capital Management, LLC received 0.43% on the first $200,000,000 in average daily net assets, and 0.33% on all average daily net assets in excess of $200,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(16) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(17) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(18) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

The following fee discount will be applied on the total eligible equity, convertible and balanced assets managed by Capital Group companies: Assets between $500,000,000 and $750,000,000 have a 5% fee reduction; assets between $750,000,000 and $1,000,000,000 have a 7.5% fee reduction and assets above $1,000,000,000 have a 10% fee reduction.

For the year ended December 31, 2002, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceeds the following expense caps (as a proportion of average daily net assets):

FUND                                                               EXPENSE CAP
----                                                          ---------------------
Money Market Series.........................................  30 basis points (b.p.)
High Quality Bond Series....................................         40 b.p.
Intermediate Government Bond Series.........................         40 b.p.
Core Bond Series............................................         40 b.p.
Balanced Series.............................................         50 b.p.
Value & Income Series.......................................         50 b.p.
Growth & Income Series......................................         65 b.p.
Equity Growth Series........................................         65 b.p.
Mid-Cap Value Series........................................         70 b.p.
Mid-Cap Growth Series.......................................         75 b.p.
Small-Cap Value Series......................................         85 b.p.
Special Equity Series.......................................         85 b.p.
Small-Cap Growth Series.....................................         90 b.p.
Aggressive Equity Series....................................        100 b.p.
High-Yield Bond Series......................................         60 b.p.
International Equity Series.................................         90 b.p.

Certain trustees and officers of the Series Portfolio, and the funds that invest in the Series Portfolio, are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2002, amounted to $34,751.

4. SECURITIES LENDING

All Series may lend their securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

The Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. The reported compensation includes interest income on short term investments purchased with cash collateral received. At December 31, 2002, the Series loaned securities market values are as follows:

                                                                             CASH COLLATERAL
                                                              MARKET VALUE      RECEIVED
                                                              ------------   ---------------
High Quality Bond Series....................................  $  3,794,508    $  3,943,900
Intermediate Government Bond Series.........................     7,264,222       7,495,000
Core Bond Series............................................   154,484,758     160,092,877
Balanced Series.............................................    21,576,252      22,348,390
Value & Income Series.......................................    73,988,568      76,873,653
Growth & Income Series......................................    34,895,717      36,525,232
Equity Growth Series........................................    75,519,533      77,919,739
Mid-Cap Value Series........................................     5,195,190       5,391,480
Mid-Cap Growth Series.......................................     3,529,456       3,645,997
Special Equity Series.......................................   135,297,699     141,983,272
Aggressive Equity Series....................................    27,329,604      28,538,680
International Equity Series.................................    56,675,316      59,890,369

                        DIVERSIFIED INVESTORS PORTFOLIOS

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2002, were as follows:

                                                                      COST OF          PROCEEDS
                                                                     PURCHASES        FROM SALES
                                                                   --------------   --------------
High Quality Bond Series.................  Government Obligations  $   65,116,167   $   31,248,243
                                           Other                      228,700,683      159,130,014
Intermediate Government Bond Series......  Government Obligations     416,774,933      324,962,464
                                           Other                        6,172,583        2,247,428
Core Bond Series.........................  Government Obligations   3,622,638,153    3,449,794,998
                                           Other                      551,210,123      599,578,093
Balanced Series..........................  Government Obligations     759,039,895      771,838,013
                                           Other                      449,995,503      516,893,740
Value & Income Series....................  Other                      672,570,060      478,645,793
Growth & Income Series...................  Other                    1,063,991,541    1,005,582,369
Equity Growth Series.....................  Other                    1,147,138,911      890,894,672
Mid-Cap Value Series.....................  Other                       82,467,676       45,671,058
Mid-Cap Growth Series....................  Other                       84,759,388       48,702,858
Small-Cap Value Series...................  Other                       21,868,160        2,990,213
Special Equity Series....................  Other                    1,269,916,155    1,233,129,523
Small-Cap Growth Series..................  Other                       24,598,078        8,154,085
Aggressive Equity Series.................  Other                      341,912,708      295,699,692
High Yield Bond Series...................  Other                      222,107,615      172,381,841
International Equity Series..............  Other                      329,051,927      152,303,512

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. FOREIGN CURRENCY FORWARD CONTRACTS

At December 31, 2002, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                         NET UNREALIZED
                                    FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                    CURRENCY        FOR          DATE         VALUE      (DEPRECIATION)
                                   ----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Canadian Dollar..................   3,782,051   $ 2,386,288   01/29/2003   $ 2,392,197     $   5,909
Canadian Dollar..................   2,835,429     1,789,005   01/29/2003     1,793,447         4,442
New Zealand Dollar...............   5,889,844     2,977,316   01/29/2003     3,078,396       101,080
New Zealand Dollar...............   1,374,376       704,780   01/29/2003       718,334        13,554
                                                                                           ---------
TOTAL............................                                                          $ 124,985
                                                                                           =========
SALE CONTRACTS:
Canadian Dollar..................  18,647,000   $11,753,546   01/29/2003   $11,794,474     $ (40,928)
Euro.............................   4,190,487     4,173,725   02/05/2003     4,390,933      (217,208)
New Zealand Dollar...............   7,264,220     3,566,732   01/29/2003     3,796,730      (229,998)
Swedish Krona....................  65,656,815     7,128,552   01/14/2003     7,547,243      (418,691)
                                                                                           ---------
TOTAL............................                                                          $(906,825)
                                                                                           =========
BALANCED
PURCHASE CONTRACTS:
Canadian Dollar..................     459,799   $   290,109   01/29/2003   $   290,829     $     720
Canadian Dollar..................     613,010       386,779   01/29/2003       387,737           958
New Zealand Dollar...............   1,333,284       673,975   01/29/2003       696,857        22,882
New Zealand Dollar...............     482,771       247,565   01/29/2003       252,326         4,761
                                                                                           ---------
TOTAL............................                                                          $  29,321
                                                                                           =========
SALE CONTRACTS:
Canadian Dollar..................   4,639,000   $ 2,924,047   01/29/2003   $ 2,934,229     $ (10,182)
Euro.............................     917,146       913,478   02/05/2003       961,017       (47,539)
New Zealand Dollar...............   1,816,055       891,683   01/29/2003       949,182       (57,499)
Swedish Krona....................  18,205,600     1,976,635   01/14/2003     2,092,732      (116,097)
                                                                                           ---------
TOTAL............................                                                          $(231,317)
                                                                                           =========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Euro.............................     145,330   $   151,869   01/02/2003   $   152,494     $     625
Euro.............................      12,898        13,478   01/02/2003        13,533            55
Euro.............................      43,726        45,694   01/02/2003        45,882           188
Great British Pound..............      12,184        19,553   01/02/2003        19,628            75
Great British Pound..............       5,341         8,572   01/02/2003         8,605            33
Japanese Yen.....................   2,597,579        21,582   01/06/2003        21,902           320
Japanese Yen.....................   2,927,922        24,326   01/06/2003        24,687           361
Swedish Krona....................     136,703        15,457   01/02/2003        15,727           270
                                                                                           ---------
TOTAL............................                                                          $   1,927
                                                                                           =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                         NET UNREALIZED
                                    FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                    CURRENCY        FOR          DATE         VALUE      (DEPRECIATION)
                                   ----------   -----------   ----------   -----------   --------------
INTERNATIONAL EQUITY
SALE CONTRACTS:
Euro.............................     454,803   $   466,401   01/02/2003   $   477,225     $ (10,824)
Euro.............................      11,486        12,003   01/02/2003        12,052           (49)
Hong Kong Dollar.................     180,578        23,154   01/02/2003        23,156            (2)
Japanese Yen.....................  11,493,366        95,491   01/06/2003        96,907        (1,416)
Japanese Yen.....................   4,659,699        38,715   01/06/2003        39,289          (574)
Japanese Yen.....................  22,457,079       186,582   01/06/2003       189,348        (2,766)
                                                                                           ---------
TOTAL............................                                                          $ (15,631)
                                                                                           =========

FOREIGN CURRENCY CROSS CONTRACTS:

                                                                                           NET UNREALIZED
                                              SETTLEMENT     PURCHASE          SALE        APPRECIATION/
PURCHASE/SALE                                    DATE      CURRENT VALUE   CURRENT VALUE   (DEPRECIATION)
-------------                                 ----------   -------------   -------------   --------------
Euro/Canadian Dollar........................  02/21/2003    $ 3,595,347     $ 3,445,047      $  150,300
Euro/Japanese Yen...........................  01/15/2003      2,441,758       2,372,238          69,520
Euro/Japanese Yen...........................  02/24/2003      3,825,359       3,763,372          61,987
Euro/Japanese Yen...........................  02/26/2003      6,203,338       6,080,752         122,586
Euro/Japanese Yen...........................  03/12/2003      4,208,518       3,970,855         237,663
Euro/Japanese Yen...........................  03/31/2003     13,340,234      12,690,304         649,930
Euro/Japanese Yen...........................  04/22/2003      2,744,854       2,668,089          76,765
Euro/Japanese Yen...........................  06/09/2003      2,820,024       2,821,454          (1,430)
Euro/Mexican Nuevo Peso.....................  03/04/2003      3,459,338       3,183,613         275,725
Japanese Yen/Euro...........................  03/12/2003      3,207,898       3,201,077           6,821
                                                                                             ----------
                                                                                             $1,649,867
                                                                                             ==========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS

                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO      END OF      TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER    PERIOD/YEAR    RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   ------------   ------
MONEY MARKET
12/31/2002               0.28%         0.28%           1.70%          1.70%           N/A      $864,772,946    1.72%
12/31/2001               0.27          0.27            3.85           3.85            N/A       704,577,191    4.04(+)
12/31/2000               0.28          0.28            6.18           6.18            N/A       492,136,376     N/A
12/31/1999               0.28          0.28            5.06           5.06            N/A       416,768,827     N/A
12/31/1998               0.28          0.28            5.32           5.32            N/A       292,437,753     N/A
HIGH QUALITY BOND
12/31/2002               0.38          0.38            4.36           4.36             54%      439,015,018    6.21
12/31/2001               0.38          0.38            5.74           5.74             53       330,502,956    8.26(+)
12/31/2000               0.38          0.38            6.21           6.21             73       228,391,465     N/A
12/31/1999               0.38          0.38            5.78           5.78             56       199,906,097     N/A
12/31/1998               0.39          0.39            5.90           5.90             68       227,463,134     N/A
INTERMEDIATE GOVERNMENT BOND
12/31/2002               0.39          0.39            3.93           3.93            134       358,005,390    8.31
12/31/2001               0.38          0.38            5.25           5.25             40       260,795,117    6.83(+)
12/31/2000               0.37          0.37            5.82           5.82             48       208,106,902     N/A
12/31/1999               0.39          0.39            5.46           5.46             25       174,804,385     N/A
12/31/1998               0.39          0.39            5.46           5.46             70       158,574,467     N/A
CORE BOND
12/31/2002               0.39          0.39            4.85           4.85            462       999,624,604    9.24
12/31/2001               0.38          0.38            5.32           5.32            547       761,473,139    6.97(+)
12/31/2000               0.38          0.38            6.28           6.28            521       641,903,354     N/A
12/31/1999               0.37          0.37            5.86           5.86            307       515,721,444     N/A
12/31/1998               0.38          0.38            5.98           5.98            102       551,935,530     N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

(+) 2001's Total Return was originally presented gross of expenses. Amounts as previously reported of 4.37%, 8.70%, 7.24%, 7.38%, (4.75)%, (1.46)%,
    (21.84)%, (19.12)%, 9.29%, (12.05)%, (1.92)%, (30.23)%, 5.94% and (16.82)%
    for the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Special Equity, Aggressive Equity, High Yield Bond, and International Equity Portfolios, respectively, have been restated to present them net of expenses.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO      END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR    RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   -------------   ------
BALANCED
12/31/2002               0.52%          0.50%           2.63%           2.65%         289%     $ 375,745,612   (10.01)%
12/31/2001               0.49           0.49            2.82            2.82          312        497,836,597    (5.27)(+)
12/31/2000               0.49           0.49            2.93            2.93          286        512,675,482      N/A
12/31/1999               0.52           0.50            2.46            2.48          256        525,583,903      N/A
12/31/1998               0.48           0.48            3.22            3.22           91        505,995,739      N/A
VALUE & INCOME
12/31/2002               0.48           0.48            1.97            1.97           31      1,553,159,805   (15.25)
12/31/2001               0.48           0.48            2.07            2.07           32      1,653,702,046    (1.98)(+)
12/31/2000               0.46           0.46            2.23            2.23           76      1,530,760,024      N/A
12/31/1999               0.46           0.46            1.75            1.75           43      1,414,634,230      N/A
12/31/1998               0.47           0.47            2.23            2.23           31      1,367,107,496      N/A
GROWTH & INCOME
12/31/2002               0.66           0.65            0.77            0.78          115        799,621,503   (22.57)
12/31/2001               0.63           0.63            0.50            0.50          153        968,765,767   (22.31)+
12/31/2000               0.62           0.62            0.07            0.07           80      1,172,093,970      N/A
12/31/1999               0.62           0.62            0.07            0.07           86      1,242,236,443      N/A
12/31/1998               0.63           0.63            0.30            0.30           75        771,268,461      N/A
EQUITY GROWTH
12/31/2002               0.65           0.65            0.22            0.22           75      1,146,889,083   (23.60)
12/31/2001               0.64           0.64            0.09            0.09           63      1,230,944,333   (20.22)(+)
12/31/2000               0.64           0.64            0.05            0.05           97      1,226,091,994      N/A
12/31/1999               0.64           0.64            0.12            0.12           44      1,266,869,154      N/A
12/31/1998               0.64           0.64            0.22            0.22          104        688,448,565      N/A
MID-CAP VALUE
12/31/2002               1.02           0.70            0.20            0.52          156         47,629,380   (15.09)
12/31/2001 (1)           1.91*          0.70*          (0.48)*          0.73*          87         13,632,294     8.28(+)
MID-CAP GROWTH
12/31/2002               0.96           0.75           (0.62)          (0.41)         138         44,270,757   (25.29)
12/31/2001 (1)           1.93*          0.75*          (1.50)*         (0.32)*         63         15,562,948   (13.27)(+)
SMALL-CAP VALUE
12/31/2002 (2)           1.39*          0.85*          (0.17)*          0.37*          26         17,920,226   (21.90)

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

(+) 2001's Total Return was originally presented gross of expenses. Amounts as previously reported of 4.37%, 8.70%, 7.24%, 7.38%, (4.75)%, (1.46)%,
    (21.84)%, (19.12)%, 9.29%, (12.05)%, (1.92)%, (30.23)%, 5.94% and (16.82)%
    for the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Special Equity, Aggressive Equity, High Yield Bond, and International Equity Portfolios, respectively, have been restated to present them net of expenses.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
SPECIAL EQUITY
12/31/2002               0.84%          0.84%          0.05%           0.05%          109%     $1,005,958,858   (24.33)%
12/31/2001               0.83           0.83          (0.02)          (0.02)           88       1,323,223,840    (3.09)(+)
12/31/2000               0.82           0.82           0.10            0.10            77       1,311,523,517      N/A
12/31/1999               0.84           0.84           0.13            0.13           171       1,171,034,281      N/A
12/31/1998               0.83           0.83           0.14            0.14           173         924,089,884      N/A
SMALL-CAP GROWTH
12/31/2002(2)            1.48*          0.90*         (1.03)*         (0.45)*          68          16,521,455   (15.98)
AGGRESSIVE EQUITY
12/31/2002               1.01           1.00          (0.60)          (0.59)           87         312,299,599   (26.56)
12/31/2001               1.00           1.00          (0.72)          (0.72)           98         372,579,133   (31.15)(+)
12/31/2000               0.98           0.98          (0.62)          (0.62)           62         435,760,615      N/A
12/31/1999               1.01           1.00          (0.47)          (0.46)          132         259,974,422      N/A
12/31/1998               1.10           1.00          (0.41)          (0.31)          121          81,327,707      N/A
HIGH YIELD BOND
12/31/2002               0.61           0.60           9.15            9.16            95         208,085,535     2.19
12/31/2001               0.59           0.59           9.41            9.41            90         174,019,465     5.15(+)
12/31/2000               0.65           0.60           9.17            9.22           105         139,986,593      N/A
12/31/1999               0.61           0.60           8.45            8.46           145         124,990,408      N/A
12/31/1998               0.63           0.60           8.64            8.67            83          94,870,981      N/A
INTERNATIONAL EQUITY
12/31/2002               0.87           0.87           0.83            0.83            25         656,888,348   (16.90)
12/31/2001               0.88           0.88           0.67            0.67            28         632,888,725   (18.57)(+)
12/31/2000               0.84           0.84           0.77            0.77            46         650,534,093      N/A
12/31/1999               0.86           0.86           0.74            0.74            35         592,713,641      N/A
12/31/1998               0.88           0.87           1.05            1.06            33         320,218,173      N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

(+) 2001's Total Return was originally presented gross of expenses. Amounts as previously reported of 4.37%, 8.70%, 7.24%, 7.38%, (4.75)%, (1.46)%,
    (21.84)%, (19.12)%, 9.29%, (12.05)%, (1.92)%, (30.23)%, 5.94% and (16.82)%
    for the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Special Equity, Aggressive Equity, High Yield Bond, and International Equity Portfolios, respectively, have been restated to present them net of expenses.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights, after the restatement described in Note 7, present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equity Portfolio, Small-Cap Growth Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio, (constituting the Diversified Investors Portfolios, hereafter referred to as the "Portfolios") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 18, 2003

                        DIVERSIFIED INVESTORS PORTFOLIOS

                              TRUSTEES INFORMATION
                                  (UNAUDITED)

Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Joseph P. Carusone, 37.................   Treasurer since 2001     Vice President and Director,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, Assistant
                                                                   Vice President and Assistant
                                                                   Treasurer, The Bank of New York.

Robert F. Colby, 47....................   Secretary since 1993     Senior Vice President and General
                                                                   Counsel, Diversified Investment
                                                                   Advisors, Inc.; Vice President,
                                                                   Diversified Investors Securities
                                                                   Corp.; Vice President and Assistant
                                                                   Secretary, of AUSA Life Insurance
                                                                   Company, Inc.

John F. Hughes, 61.....................   Assistant Secretary      Assistant Secretary, Vice President
                                          since 1993               and Senior Counsel, Diversified
                                                                   Investment Advisors, Inc.; Vice
                                                                   President, AUSA Life Insurance
                                                                   Company, Inc.; Assistant Secretary,
                                                                   Diversified Investors Securities
                                                                   Corp.

Peter G. Kunkel, 52....................   Trustee since 2002       Senior Vice President, Chief
                                                                   Operating Officer, Diversified
                                                                   Investment Advisors, Inc.

Suzanne Montemurro, 38.................   Assistant Treasurer      Director, Diversified Investment
                                          since 2002               Advisors, Inc.; Assistant Vice
                                                                   President, The Bank of New York.

Mark Mullin, 40........................   President since 2002     President, Chairman of the Board,
                                          Trustee since 1995       Chief Executive Officer, Vice
                                                                   President, Chief Investment
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Neal M. Jewell, 68.....................   Trustee since 1993       Consultant; Independent Trustee,
355 Thornridge Drive                                               EAI Select (a registered investment
Stamford, CT 06903                                                 company)

Robert Lester Lindsay, 68..............   Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 49.................   Trustee since 1993       Executive Vice President,
2 Orchard Neck Road                                                Investment Management Services,
Center Moriches, NY 11934                                          Inc.

Joyce Galpern Norden, 63...............   Trustee since 1993       Vice President, Institutional
505 Redleaf Road                                                   Advancement, Reconstructionist
Wynnewood, PA 19096                                                Rabbinical College

Patricia L. Sawyer, 52.................   Trustee since 1993       President and Executive search
Smith & Sawyer LLP                                                 Consultant, Smith & Sawyer LLC
P.O. Box 8063
Vero Beach, FL 32963

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS:
Investments in securities, at value (including securities on loan (1))
  (Cost: $2,783,787,551) (Note 1)...........................  $2,381,582,384
RECEIVABLES:
Dividends and interest......................................       3,890,765
Due from broker -- variation margin.........................         146,195
                                                              --------------
Total Assets................................................   2,385,619,344
                                                              --------------
LIABILITIES:
PAYABLES:
Collateral for securities loaned (Note 4)...................      45,475,450
Due to Bank.................................................           1,736
Advisory fees (Note 2)......................................         223,073
                                                              --------------
Total Liabilities...........................................      45,700,259
                                                              --------------
NET ASSETS..................................................  $2,339,919,085
                                                              ==============

---------------
(1) Securities on loan with market value of $43,498,462. See Note 4.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

NET INVESTMENT INCOME:
Dividends (Net of foreign withholding tax of $113,931)......  $  40,333,823
Interest....................................................      1,442,527
Securities lending income...................................         92,278
                                                              -------------
Total investment income.....................................     41,868,628
                                                              -------------
EXPENSES (NOTE 2):
Advisory fees...............................................      1,291,462
                                                              -------------
Total expenses..............................................      1,291,462
                                                              -------------
Net investment income.......................................     40,577,166
                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of investments....................   (236,862,884)
Net realized loss on futures contracts......................    (18,956,405)
Net change in unrealized appreciation (depreciation) of
  investments...............................................   (454,424,345)
Net change in unrealized appreciation (depreciation) of
  futures contracts.........................................     (2,667,819)
                                                              -------------
Net loss on investments.....................................   (712,911,453)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(672,334,287)
                                                              =============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                            DECEMBER 31, 2002     DECEMBER 31, 2001
                                                            ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.....................................    $   40,577,166        $   37,024,939
Net realized loss.........................................      (255,819,289)          (12,632,674)
Net change in unrealized appreciation (depreciation)......      (457,092,164)         (404,143,934)
                                                              --------------        --------------
Net decrease in net assets resulting from operations......      (672,334,287)         (379,751,669)
                                                              --------------        --------------
INTERESTHOLDER TRANSACTIONS:
Contributions.............................................     1,124,925,648           931,988,808
Withdrawals...............................................      (904,586,226)         (988,412,872)
                                                              --------------        --------------
Net increase (decrease) in net assets resulting from
  interestholder transactions.............................       220,339,422           (56,424,064)
                                                              --------------        --------------
Decrease in net assets....................................      (451,994,865)         (436,175,733)
NET ASSETS:
Beginning of year.........................................     2,791,913,950         3,228,089,683
                                                              --------------        --------------
End of year...............................................    $2,339,919,085        $2,791,913,950
                                                              ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 95.94%
               ADVERTISING -- 0.22%
     106,708   Interpublic Group of
                 Companies Inc. ...........  $    1,502,449
      52,061   Omnicom Group Inc. .........       3,363,141
      30,808   TMP Worldwide Inc.(1).......         348,438
                                             --------------
                                                  5,214,028
                                             --------------
               AEROSPACE/DEFENSE -- 1.61%
     232,443   Boeing Co. (The)............       7,668,295
      55,670   General Dynamics Corp. .....       4,418,528
      31,812   Goodrich (B.F.) Co. ........         582,796
     126,277   Lockheed Martin Corp. ......       7,292,497
      50,399   Northrop Grumman Corp. .....       4,888,703
     112,360   Raytheon Co. ...............       3,455,070
      50,561   Rockwell Collins Inc. ......       1,176,049
     131,149   United Technologies
                 Corp. ....................       8,123,369
                                             --------------
                                                 37,605,307
                                             --------------
               AIRLINES -- 0.16%
      43,555   AMR Corp.(1)................         287,463
      34,034   Delta Air Lines Inc. .......         411,811
     214,436   Southwest Airlines Co. .....       2,980,660
                                             --------------
                                                  3,679,934
                                             --------------
               APPAREL -- 0.30%
      35,736   Jones Apparel Group
                 Inc.(1)...................       1,266,484
      29,515   Liz Claiborne Inc. .........         875,120
      73,515   Nike Inc. "B"...............       3,269,212
      16,535   Reebok International
                 Ltd.(1)...................         486,129
      30,033   VF Corp. ...................       1,082,690
                                             --------------
                                                  6,979,635
                                             --------------
               AUTO MANUFACTURERS -- 0.53%
     508,063   Ford Motor Company..........       4,724,986
     155,166   General Motors Corp. "A"....       5,719,419
      16,744   Navistar International
                 Corp.(1)..................         407,047
      32,089   PACCAR Inc. ................       1,480,266
                                             --------------
                                                 12,331,718
                                             --------------
               AUTO PARTS & EQUIPMENT -- 0.11%
      20,280   Cooper Tire & Rubber Co. ...         311,095
      41,090   Dana Corp. .................         483,218
     154,547   Delphi Corp. ...............       1,244,103
      48,376   Goodyear Tire & Rubber Co.
                 (The).....................         329,441
      36,112   Visteon Corp. ..............         251,340
                                             --------------
                                                  2,619,197
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS -- 7.26%
      98,541   AmSouth BanCorp. ...........  $    1,891,987
     414,498   Bank of America Corp. ......      28,836,626
     201,078   Bank of New York Co. Inc.
                 (The).....................       4,817,829
     322,565   Bank One Corp. .............      11,789,751
     132,673   BB&T Corp. .................       4,907,574
      62,660   Charter One Financial
                 Inc. .....................       1,800,222
      48,414   Comerica Inc. ..............       2,093,421
     160,039   Fifth Third BanCorp. .......       9,370,284
      34,793   First Tennessee National
                 Corp. ....................       1,250,460
     290,604   FleetBoston Financial
                 Corp. ....................       7,061,677
      42,526   Golden West Financial
                 Corp. ....................       3,053,792
      65,348   Huntington Bancshares
                 Inc. .....................       1,222,661
     117,614   KeyCorp. ...................       2,956,816
      60,424   Marshall & Ilsley Corp. ....       1,654,409
     119,422   Mellon Financial Corp. .....       3,118,108
     169,405   National City Corp. ........       4,628,145
      44,787   North Fork Bancorp Inc. ....       1,511,113
      61,113   Northern Trust Corp. .......       2,142,011
      78,618   PNC Financial Services
                 Group.....................       3,294,094
      61,266   Regions Financial Corp. ....       2,043,834
      96,002   SouthTrust Corp. ...........       2,385,650
      89,796   State Street Corp. .........       3,502,044
      78,587   SunTrust Banks Inc. ........       4,473,172
      82,976   Synovus Financial Corp. ....       1,609,734
     530,404   U.S. BanCorp. ..............      11,255,173
      54,946   Union Planters Corp. .......       1,546,180
     376,757   Wachovia Corp. .............      13,729,025
     262,217   Washington Mutual Inc. .....       9,054,353
     468,566   Wells Fargo & Company.......      21,961,688
      25,218   Zions Bancorporation........         992,303
                                             --------------
                                                169,954,136
                                             --------------
               BEVERAGES -- 2.92%
     237,064   Anheuser-Busch Companies
                 Inc. .....................      11,473,898
      18,930   Brown-Forman Corp. "B"......       1,237,265
     686,491   Coca-Cola Co. (The).........      30,082,036
     124,388   Coca-Cola Enterprises
                 Inc. .....................       2,701,707
      10,068   Coors (Adolf) Company "B"...         616,665
      77,753   Pepsi Bottling Group
                 Inc. .....................       1,998,252
     478,309   PepsiCo Inc. ...............      20,194,206
                                             --------------
                                                 68,304,029
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY -- 0.97%
     356,392   Amgen Inc.(1)...............  $   17,227,989
      41,251   Biogen Inc.(1)..............       1,652,515
      52,112   Chiron Corp.(1).............       1,959,411
      59,382   Genzyme Corp. -- General
                 Division(1)...............       1,755,926
                                             --------------
                                                 22,595,841
                                             --------------
               BUILDING MATERIALS -- 0.23%
      20,050   American Standard Companies
                 Inc.(1)...................       1,426,357
     136,352   Masco Corp. ................       2,870,210
      28,072   Vulcan Materials Co. .......       1,052,700
                                             --------------
                                                  5,349,267
                                             --------------
               CHEMICALS -- 1.50%
      62,912   Air Products & Chemicals
                 Inc. .....................       2,689,488
      18,833   Ashland Inc. ...............         537,305
     252,266   Dow Chemical Co. (The)......       7,492,300
     275,088   Du Pont (E.I.) de Nemours
                 and Co. ..................      11,663,731
      21,470   Eastman Chemical Co. .......         789,452
      35,305   Engelhard Corp. ............         789,067
      13,881   Great Lakes Chemical
                 Corp. ....................         331,478
      30,120   Hercules Inc.(1)............         265,056
      72,449   Monsanto Co. ...............       1,394,643
      46,897   PPG Industries Inc. ........       2,351,885
      44,762   Praxair Inc. ...............       2,585,901
      61,234   Rohm & Haas Co. "A".........       1,988,880
      41,444   Sherwin-Williams Co.
                 (The).....................       1,170,793
      19,900   Sigma-Aldrich Corp. ........         969,130
                                             --------------
                                                 35,019,109
                                             --------------
               COMMERCIAL SERVICES -- 0.95%
      48,284   Apollo Group Inc. "A"(1)....       2,124,496
      50,058   Block (H & R) Inc. .........       2,012,332
     286,894   Cendant Corp.(1)............       3,006,649
     141,028   Concord EFS Inc.(1).........       2,219,781
      48,153   Convergys Corp.(1)..........         729,518
      17,149   Deluxe Corp. ...............         721,973
      31,487   Donnelley (R.R.) & Sons
                 Co. ......................         685,472
      35,855   Ecolab Inc. ................       1,774,822
      39,495   Equifax Inc. ...............         913,914
      80,575   McKesson Corp. .............       2,177,942
      41,898   Moody's Corp. ..............       1,729,968

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES (CONTINUED)
     104,108   Paychex Inc. ...............  $    2,904,613
      32,455   Quintiles Transnational
                 Corp.(1)..................         392,705
      48,072   Robert Half International
                 Inc.(1)...................         774,440
                                             --------------
                                                 22,168,625
                                             --------------
               COMPUTERS -- 4.99%
      99,524   Apple Computer Inc.(1)......       1,426,179
   2,000,957   Cisco Systems Inc.(1).......      26,212,537
      47,542   Computer Sciences
                 Corp.(1)..................       1,637,822
     717,137   Dell Computer Corp.(1)......      19,176,243
     132,049   Electronic Data Systems
                 Corp. ....................       2,433,663
     608,823   EMC Corp.(1)................       3,738,173
      89,561   Gateway Inc.(1).............         281,222
     844,953   Hewlett-Packard Co. ........      14,668,384
     468,005   International Business
                 Machines Corp. ...........      36,270,387
      34,837   Lexmark International Inc.
                 "A"(1)....................       2,107,638
      27,110   NCR Corp.(1)................         643,591
      93,396   Network Appliance Inc.(1)...         933,960
     863,261   Sun Microsystems Inc.(1)....       2,684,742
      78,364   SunGard Data Systems
                 Inc.(1)...................       1,846,256
      89,809   Unisys Corp.(1).............         889,109
     113,912   Veritas Software Corp.(1)...       1,779,305
                                             --------------
                                                116,729,211
                                             --------------
               COSMETICS/PERSONAL CARE -- 2.55%
      16,084   Alberto-Culver Co. "B"......         810,634
      65,140   Avon Products Inc. .........       3,509,092
     149,099   Colgate-Palmolive Co. ......       7,817,261
     292,078   Gillette Co. (The)..........       8,867,488
      26,192   International Flavors &
                 Fragrances Inc. ..........         919,339
     142,481   Kimberly-Clark Corp. .......       6,763,573
     359,789   Procter & Gamble Co. .......      30,920,267
                                             --------------
                                                 59,607,654
                                             --------------
               DISTRIBUTION/WHOLESALE -- 0.27%
     126,166   Costco Wholesale Corp.(1)...       3,540,218
      48,436   Genuine Parts Co. ..........       1,491,829
      25,366   Grainger (W.W.) Inc. .......       1,307,617
                                             --------------
                                                  6,339,664
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION/WHOLESALE (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES -- 7.16%
     364,024   American Express Co. .......  $   12,868,248
      26,659   Bear Stearns Companies Inc.
                 (The).....................       1,583,545
      61,403   Capital One Financial
                 Corp. ....................       1,824,897
   1,422,305   Citigroup Inc. .............      50,050,913
      34,975   Countrywide Financial
                 Corp. ....................       1,806,459
     275,519   Fannie Mae..................      17,724,137
      71,947   Franklin Resources Inc. ....       2,451,954
     192,636   Freddie Mac.................      11,375,156
     132,250   Goldman Sachs Group Inc.
                 (The).....................       9,006,225
     131,089   Household International
                 Inc. .....................       3,645,585
     552,826   JP Morgan Chase & Co. ......      13,267,824
      65,793   Lehman Brothers Holdings
                 Inc. .....................       3,506,109
     353,755   MBNA Corp. .................       6,728,420
     239,356   Merrill Lynch & Co. Inc. ...       9,083,560
     300,686   Morgan Stanley..............      12,003,385
      79,795   Providian Financial
                 Corp.(1)..................         517,870
     372,292   Schwab (Charles) Corp.
                 (The).....................       4,039,368
      42,539   SLM Corp. ..................       4,418,101
      61,456   Stilwell Financial Inc. ....         803,230
      33,810   T. Rowe Price Group Inc. ...         922,337
                                             --------------
                                                167,627,323
                                             --------------
               ELECTRIC -- 2.45%
     151,277   AES Corp. (The)(1)..........         456,857
      34,711   Allegheny Energy Inc. ......         262,415
      42,511   Ameren Corp. ...............       1,767,182
      93,789   American Electric Power Co.
                 Inc. .....................       2,563,253
     104,034   Calpine Corp.(1)............         339,151
      84,007   CenterPoint Energy Inc. ....         714,059
      46,579   Cinergy Corp. ..............       1,570,644
      39,777   CMS Energy Corp. ...........         375,495
      59,130   Consolidated Edison Inc. ...       2,531,947
      45,579   Constellation Energy Group
                 Inc. .....................       1,268,008
      85,055   Dominion Resources Inc. ....       4,669,519
      46,359   DTE Energy Co. .............       2,151,058
     247,014   Duke Energy Corp. ..........       4,826,654
      90,058   Edison International (1)....       1,067,187
      61,529   Entergy Corp. ..............       2,805,107
      89,419   Exelon Corp. ...............       4,718,641

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC (CONTINUED)
      82,387   FirstEnergy Corp. ..........  $    2,716,299
      50,522   FPL Group Inc. .............       3,037,888
     111,074   Mirant Corp.(1).............         209,930
      67,454   NiSource Inc. ..............       1,349,080
     111,986   PG&E Corp.(1)...............       1,556,605
      25,015   Pinnacle West Capital
                 Corp. ....................         852,761
      45,508   PPL Corp. ..................       1,578,217
      65,566   Progress Energy Inc. .......       2,842,286
      61,557   Public Service Enterprise
                 Group Inc. ...............       1,975,980
     197,537   Southern Co. ...............       5,608,075
      48,567   TECO Energy Inc. ...........         751,331
      89,142   TXU Corp. ..................       1,665,173
     110,441   Xcel Energy Inc. ...........       1,214,851
                                             --------------
                                                 57,445,653
                                             --------------
               ELECTRICAL COMPONENTS & EQUIPMENT -- 0.09%
      54,433   American Power Conversion
                 Corp.(1)..................         824,660
      53,288   Molex Inc. .................       1,227,756
      22,038   Power-One Inc.(1)...........         124,955
                                             --------------
                                                  2,177,371
                                             --------------
               ELECTRONICS -- 0.55%
     129,173   Agilent Technologies
                 Inc.(1)...................       2,319,947
      58,060   Applera Corp. -- Applied
                 Biosystems Group..........       1,018,372
      54,828   Jabil Circuit Inc.(1).......         982,518
      24,592   Johnson Controls Inc. ......       1,971,541
      13,374   Millipore Corp.(1)..........         454,716
      32,686   Parker Hannifin Corp. ......       1,507,805
      35,154   PerkinElmer Inc. ...........         290,020
     146,265   Sanmina-SCI Corp.(1)........         656,730
     229,116   Solectron Corp.(1)..........         813,362
      64,038   Symbol Technologies Inc. ...         526,392
      24,223   Tektronix Inc.(1)...........         440,616
      45,398   Thermo Electron Corp.(1)....         913,408
      16,140   Thomas & Betts Corp.(1).....         272,766
      35,871   Waters Corp.(1).............         781,270
                                             --------------
                                                 12,949,463
                                             --------------
               ENGINEERING & CONSTRUCTION -- 0.03%
      22,269   Fluor Corp. ................         623,532
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ENTERTAINMENT -- 0.08%
      24,007   International Game
                 Technology Inc.(1)........  $    1,822,611
                                             --------------
               ENVIRONMENTAL CONTROL -- 0.19%
      54,419   Allied Waste Industries
                 Inc.(1)...................         544,190
     168,653   Waste Management Inc. ......       3,865,527
                                             --------------
                                                  4,409,717
                                             --------------
               FOOD -- 1.98%
     105,100   Albertson's Inc. ...........       2,339,526
     179,280   Archer-Daniels-Midland
                 Co. ......................       2,223,072
     113,580   Campbell Soup Co. ..........       2,665,723
     148,670   ConAgra Foods Inc. .........       3,718,237
     101,858   General Mills Inc. .........       4,782,233
      96,959   Heinz (H.J.) Co. ...........       3,187,042
      37,685   Hershey Foods Corp. ........       2,541,476
     113,118   Kellogg Co. ................       3,876,554
     214,276   Kroger Co.(1)...............       3,310,564
     122,247   Safeway Inc.(1).............       2,855,690
     216,019   Sara Lee Corp. .............       4,862,588
      36,954   SUPERVALU Inc. .............         610,111
     181,958   Sysco Corp. ................       5,420,529
      38,863   Winn-Dixie Stores Inc. .....         593,827
      62,382   Wrigley (William Jr.)
                 Co. ......................       3,423,524
                                             --------------
                                                 46,410,696
                                             --------------
               FOREST PRODUCTS & PAPER -- 0.54%
      16,135   Boise Cascade Corp. ........         406,925
      69,177   Georgia-Pacific Corp. ......       1,117,900
     132,897   International Paper Co. ....       4,647,408
      28,933   Louisiana-Pacific
                 Corp.(1)..................         233,200
      55,414   MeadWestvaco Corp. .........       1,369,280
      51,288   Plum Creek Timber Co.
                 Inc. .....................       1,210,397
      14,839   Temple-Inland Inc. .........         664,936
      60,608   Weyerhaeuser Co. ...........       2,982,520
                                             --------------
                                                 12,632,566
                                             --------------
               GAS -- 0.15%
      39,298   KeySpan Corp. ..............       1,384,862
      12,155   Nicor Inc. .................         413,635
       9,777   Peoples Energy Corp. .......         377,881
      56,771   Sempra Energy...............       1,342,634
                                             --------------
                                                  3,519,012
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               HAND/MACHINE TOOLS -- 0.35%
      22,355   Black & Decker Corp. .......  $      958,806
     116,576   Emerson Electric Co. .......       5,927,890
      16,155   Snap-On Inc. ...............         454,117
      24,410   Stanley Works (The).........         844,098
                                             --------------
                                                  8,184,911
                                             --------------
               HEALTH CARE -- 4.76%
      41,701   Aetna Inc. .................       1,714,745
      39,151   Anthem Inc.(1)..............       2,462,598
      14,351   Bard (C.R.) Inc. ...........         832,358
      14,919   Bausch & Lomb Inc. .........         537,084
     164,371   Baxter International
                 Inc. .....................       4,602,388
      71,077   Becton, Dickinson & Co. ....       2,181,353
      72,018   Biomet Inc. ................       2,064,036
     112,914   Boston Scientific
                 Corp.(1)..................       4,801,103
      84,626   Guidant Corp.(1)............       2,610,712
     142,165   HCA Inc. ...................       5,899,847
      65,902   Health Management Associates
                 Inc. "A"..................       1,179,646
     109,515   HEALTHSOUTH Corp.(1)........         459,963
      45,153   Humana Inc.(1)..............         451,530
     822,592   Johnson & Johnson...........      44,181,416
      26,801   Manor Care Inc.(1)..........         498,767
     337,851   Medtronic Inc. .............      15,406,006
      27,062   Quest Diagnostics Inc.(1)...       1,539,828
      49,138   St. Jude Medical Inc.(1)....       1,951,761
      54,801   Stryker Corp. ..............       3,678,243
     135,059   Tenet Healthcare Corp.(1)...       2,214,968
      84,295   UnitedHealth Group Inc. ....       7,038,632
      41,178   WellPoint Health Networks
                 Inc.(1)...................       2,930,226
      53,988   Zimmer Holdings Inc.(1).....       2,241,582
                                             --------------
                                                111,478,792
                                             --------------
               HOME BUILDERS -- 0.10%
      17,057   Centex Corp. ...............         856,261
      13,310   KB Home.....................         570,333
      16,946   Pulte Homes Inc. ...........         811,205
                                             --------------
                                                  2,237,799
                                             --------------
               HOME FURNISHINGS -- 0.12%
      53,917   Leggett & Platt Inc. .......       1,209,897
      21,689   Maytag Corp. ...............         618,136
      18,889   Whirlpool Corp. ............         986,384
                                             --------------
                                                  2,814,417
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD PRODUCTS/WARES -- 0.39%
      18,123   American Greetings Corp.
                 "A"(1)....................  $      286,343
      30,389   Avery Dennison Corp. .......       1,856,160
      60,982   Clorox Co. .................       2,515,507
      41,379   Fortune Brands Inc. ........       1,924,537
      73,997   Newell Rubbermaid Inc. .....       2,244,329
      16,141   Tupperware Corp. ...........         243,406
                                             --------------
                                                  9,070,282
                                             --------------
               INSURANCE -- 4.87%
      72,695   ACE Ltd.....................       2,132,871
     142,878   AFLAC Inc. .................       4,303,485
     194,722   Allstate Corp. (The)........       7,202,767
      29,383   Ambac Financial Group
                 Inc. .....................       1,652,500
     722,353   American International Group
                 Inc. .....................      41,788,121
      85,721   AON Corp. ..................       1,619,270
      47,362   Chubb Corp. ................       2,472,296
      38,616   CIGNA Corp. ................       1,587,890
      44,720   Cincinnati Financial
                 Corp. ....................       1,679,236
      79,863   Hancock (John) Financial
                 Services Inc. ............       2,228,178
      70,632   Hartford Financial Services
                 Group Inc. ...............       3,208,812
      39,796   Jefferson-Pilot Corp. ......       1,516,626
      49,101   Lincoln National Corp. .....       1,550,610
      51,322   Loews Corp. ................       2,281,776
     148,699   Marsh & McLennan Companies
                 Inc. .....................       6,871,381
      40,236   MBIA Inc. ..................       1,764,751
     193,915   MetLife Inc. ...............       5,243,462
      27,879   MGIC Investment Corp. ......       1,151,403
      93,368   Principal Financial Group
                 Inc. .....................       2,813,178
      60,282   Progressive Corp. (The).....       2,991,796
     156,842   Prudential Financial
                 Inc. .....................       4,978,165
      38,240   SAFECO Corp. ...............       1,325,781
      62,691   St. Paul Companies Inc. ....       2,134,629
      32,761   Torchmark Corp. ............       1,196,759
     277,859   Travelers Property Casualty
                 Corp. "B"(1)..............       4,070,634
      66,936   UNUMProvident Corp. ........       1,174,057
      37,603   XL Capital Ltd. "A".........       2,904,831
                                             --------------
                                                113,845,265
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               IRON/STEEL -- 0.06%
      22,262   Allegheny Technologies
                 Inc. .....................  $      138,692
      21,692   Nucor Corp. ................         895,880
      28,165   United States Steel
                 Corp. ....................         369,525
                                             --------------
                                                  1,404,097
                                             --------------
               LEISURE TIME -- 0.39%
      24,900   Brunswick Corp. ............         494,514
     162,446   Carnival Corp. "A"..........       4,053,028
      83,786   Harley-Davidson Inc. .......       3,870,913
      39,639   Sabre Holdings Corp.(1).....         717,862
                                             --------------
                                                  9,136,317
                                             --------------
               LODGING -- 0.26%
      30,945   Harrah's Entertainment
                 Inc.(1)...................       1,225,422
     104,242   Hilton Hotels Corp. ........       1,324,916
      65,912   Marriott International Inc.
                 "A"                              2,166,527
      55,260   Starwood Hotels & Resorts
                 Worldwide Inc. ...........       1,311,872
                                             --------------
                                                  6,028,737
                                             --------------
               MACHINERY -- 0.53%
      95,286   Caterpillar Inc. ...........       4,356,476
      11,571   Cummins Inc. ...............         325,492
      66,051   Deere & Co. ................       3,028,438
      55,967   Dover Corp. ................       1,631,998
      46,843   Ingersoll-Rand Co. "A"......       2,017,060
      17,537   McDermott International
                 Inc.(1)...................          76,812
      51,589   Rockwell Automation Inc. ...       1,068,408
                                             --------------
                                                 12,504,684
                                             --------------
               MANUFACTURERS -- 4.83%
      25,578   Cooper Industries Ltd. .....         932,318
      16,562   Crane Co. ..................         330,081
      42,187   Danaher Corp. ..............       2,771,686
      80,765   Eastman Kodak Co. ..........       2,830,006
      19,508   Eaton Corp. ................       1,523,770
   2,755,604   General Electric Co. .......      67,098,957
     227,318   Honeywell International
                 Inc. .....................       5,455,632
      84,840   Illinois Tool Works Inc. ...       5,502,722
      25,416   ITT Industries Inc. ........       1,542,497
      33,888   Pall Corp. .................         565,252
      38,055   Textron Inc. ...............       1,635,984

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURERS (CONTINUED)
     108,044   3M Co. .....................  $   13,321,825
     552,437   Tyco International Ltd. ....       9,435,624
                                             --------------
                                                112,946,354
                                             --------------
               MEDIA -- 3.65%
   1,237,789   AOL Time Warner Inc.(1).....      16,215,036
     169,647   Clear Channel Communications
                 Inc.(1)...................       6,326,137
     306,047   Comcast Corp. "A"(1)........       7,213,528
     336,762   Comcast Corp. Special
                 "A"(1)....................       7,607,454
      22,885   Dow Jones & Co. Inc. .......         989,319
      73,997   Gannett Co. Inc. ...........       5,312,985
      22,841   Knight Ridder Inc. .........       1,444,693
      53,641   McGraw-Hill Companies Inc.
                 (The).....................       3,242,062
      13,718   Meredith Corp. .............         563,947
      41,919   New York Times Co. "A"......       1,916,956
      84,377   Tribune Co. ................       3,835,778
      63,517   Univision Communications
                 Inc. "A"(1)...............       1,556,166
     487,672   Viacom Inc. "B"(1)..........      19,877,511
     565,445   Walt Disney Co. (The).......       9,222,408
                                             --------------
                                                 85,323,980
                                             --------------
               METAL FABRICATE/HARDWARE -- 0.02%
      23,643   Worthington Industries
                 Inc. .....................         360,319
                                             --------------
               MINING -- 0.43%
     233,746   Alcoa Inc. .................       5,324,734
      40,062   Freeport-McMoRan Copper &
                 Gold Inc.(1)..............         672,240
     111,200   Newmont Mining Corp. .......       3,228,136
      24,566   Phelps Dodge Corp.(1).......         777,514
                                             --------------
                                                 10,002,624
                                             --------------
               OFFICE/BUSINESS EQUIPMENT -- 0.16%
      65,570   Pitney Bowes Inc. ..........       2,141,516
     203,474   Xerox Corp.(1)..............       1,637,966
                                             --------------
                                                  3,779,482
                                             --------------
               OIL & GAS PRODUCERS -- 5.22%
      24,742   Amerada Hess Corp. .........       1,362,047
      68,825   Anadarko Petroleum Corp. ...       3,296,718
      39,848   Apache Corp. ...............       2,270,938
      55,726   Burlington Resources
                 Inc. .....................       2,376,714
     295,777   ChevronTexaco Corp. ........      19,663,255
     187,405   ConocoPhillips..............       9,068,528

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL & GAS PRODUCERS (CONTINUED)
      43,360   Devon Energy Corp. .........  $    1,990,224
      31,938   EOG Resources Inc. .........       1,274,965
   1,863,431   Exxon Mobil Corp. ..........      65,108,279
      27,760   Kerr-McGee Corp. ...........       1,229,768
      33,757   Kinder Morgan Inc. .........       1,426,908
      86,392   Marathon Oil Corp. .........       1,839,286
      40,070   Nabors Industries Ltd.(1)...       1,413,269
      37,086   Noble Corp.(1)..............       1,303,573
     104,346   Occidental Petroleum
                 Corp. ....................       2,968,644
      25,919   Rowan Companies Inc. .......         588,361
      21,204   Sunoco Inc. ................         703,549
      88,426   Transocean Inc. ............       2,051,483
      71,381   Unocal Corp. ...............       2,182,831
                                             --------------
                                                122,119,340
                                             --------------
               OIL & GAS SERVICES -- 0.57%
      93,029   Baker Hughes Inc. ..........       2,994,604
      43,415   BJ Services Co.(1)..........       1,402,739
     120,806   Halliburton Co. ............       2,260,280
     160,770   Schlumberger Ltd. ..........       6,766,809
                                             --------------
                                                 13,424,432
                                             --------------
               PACKAGING & CONTAINERS -- 0.14%
      15,708   Ball Corp. .................         804,093
      14,648   Bemis Co. ..................         726,980
      43,979   Pactiv Corp.(1).............         961,381
      23,304   Sealed Air Corp.(1).........         869,239
                                             --------------
                                                  3,361,693
                                             --------------
               PHARMACEUTICALS -- 8.30%
     432,671   Abbott Laboratories.........      17,306,840
      35,820   Allergan Inc. ..............       2,063,948
      29,299   AmerisourceBergen Corp. ....       1,591,229
     536,359   Bristol-Myers Squibb Co. ...      12,416,711
     122,575   Cardinal Health Inc. .......       7,255,214
      50,104   Forest Laboratories Inc.
                 "A"(1)....................       4,921,215
      66,804   King Pharmaceuticals
                 Inc.(1)...................       1,148,361
     311,067   Lilly (Eli) and Co. ........      19,752,755
      69,469   MedImmune Inc.(1)...........       1,887,473
     621,819   Merck & Co. Inc. ...........      35,201,174
   1,706,501   Pfizer Inc. ................      52,167,736
     358,007   Pharmacia Corp. ............      14,964,693
     406,087   Schering-Plough Corp. ......       9,015,131

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
      29,563   Watson Pharmaceuticals
                 Inc.(1)...................  $      835,746
     367,070   Wyeth.......................      13,728,418
                                             --------------
                                                194,256,644
                                             --------------
               PIPELINES -- 0.07%
     101,977   Dynegy Inc. "A".............         120,333
     165,708   El Paso Corp. ..............       1,153,328
     142,680   Williams Companies Inc. ....         385,236
                                             --------------
                                                  1,658,897
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.28%
     114,090   Equity Office Properties
                 Trust.....................       2,849,968
      75,100   Equity Residential..........       1,845,958
      51,927   Simon Property Group
                 Inc. .....................       1,769,153
                                             --------------
                                                  6,465,079
                                             --------------
               RETAIL -- 6.83%
      27,299   AutoZone Inc.(1)............       1,928,674
      80,994   Bed Bath & Beyond Inc.(1)...       2,796,723
      89,034   Best Buy Co. Inc.(1)........       2,150,171
      32,004   Big Lots Inc.(1)............         423,413
      57,986   Circuit City Stores Inc. ...         430,256
     108,767   CVS Corp. ..................       2,715,912
      47,318   Darden Restaurants Inc. ....         967,653
      23,588   Dillards Inc. "A"...........         374,106
      92,447   Dollar General Corp. .......       1,104,742
      85,478   eBay Inc.(1)................       5,797,118
      47,872   Family Dollar Stores
                 Inc. .....................       1,494,085
      54,401   Federated Department Stores
                 Inc.(1)...................       1,564,573
     244,699   Gap Inc. (The)..............       3,797,728
     644,139   Home Depot Inc. ............      15,433,570
      93,353   Kohls Corp.(1)..............       5,223,100
     144,709   Limited Brands Inc. ........       2,015,796
     216,079   Lowe's Companies Inc. ......       8,102,963
      79,779   May Department Stores Co.
                 (The).....................       1,833,321
     351,642   McDonald's Corp. ...........       5,654,403
      37,604   Nordstrom Inc. .............         713,348
      85,430   Office Depot Inc.(1)........       1,260,947
      74,147   Penney (J.C.) Co. Inc.
                 (Holding Co.).............       1,706,122
      46,757   RadioShack Corp. ...........         876,226
      87,545   Sears, Roebuck and Co. .....       2,096,703
     130,253   Staples Inc.(1).............       2,383,630
     107,517   Starbucks Corp.(1)..........       2,191,196

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
     251,513   Target Corp. ...............  $    7,545,390
      40,285   Tiffany & Co. ..............         963,214
     146,384   TJX Companies Inc. .........       2,857,416
      58,659   Toys R Us Inc.(1)...........         586,590
     283,779   Walgreen Co. ...............       8,283,509
   1,222,359   Wal-Mart Stores Inc. .......      61,741,353
      31,919   Wendy's International
                 Inc. .....................         864,047
      81,811   Yum! Brands Inc.(1).........       1,981,462
                                             --------------
                                                159,859,460
                                             --------------
               SEMICONDUCTORS -- 2.69%
      95,331   Advanced Micro Devices
                 Inc.(1)...................         615,838
     105,920   Altera Corp.(1).............       1,307,053
     101,269   Analog Devices Inc.(1)......       2,417,291
     456,281   Applied Materials Inc.(1)...       5,945,341
      83,336   Applied Micro Circuits
                 Corp.(1)..................         307,510
      76,318   Broadcom Corp. "A"(1).......       1,149,349
   1,834,728   Intel Corp. ................      28,566,715
      52,280   KLA-Tencor Corp.(1).........       1,849,144
      86,480   Linear Technology Corp. ....       2,224,266
     102,779   LSI Logic Corp.(1)..........         593,035
      88,779   Maxim Integrated Products
                 Inc. .....................       2,933,258
     167,443   Micron Technology Inc.(1)...       1,630,895
      49,964   National Semiconductor
                 Corp.(1)..................         749,960
      41,127   Novellus Systems Inc.(1)....       1,154,846
      42,227   NVIDIA Corp.(1).............         486,033
      46,151   PMC-Sierra Inc.(1)..........         256,600
      25,949   QLogic Corp.(1).............         895,500
      50,592   Teradyne Inc.(1)............         658,202
     479,278   Texas Instruments Inc. .....       7,193,963
      93,460   Xilinx Inc.(1)..............       1,925,276
                                             --------------
                                                 62,860,075
                                             --------------
               SOFTWARE -- 5.45%
      65,516   Adobe Systems Inc. .........       1,624,862
      31,314   Autodesk Inc. ..............         447,790
     165,898   Automatic Data Processing
                 Inc. .....................       6,511,497
      65,334   BMC Software Inc.(1)........       1,117,865
      47,530   Citrix Systems Inc.(1)......         585,570
     158,918   Computer Associates
                 International Inc. .......       2,145,393
     104,793   Compuware Corp.(1)..........         503,006

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
      39,105   Electronic Arts Inc.(1).....  $    1,946,256
     208,345   First Data Corp. ...........       7,377,496
      53,000   Fiserv Inc.(1)..............       1,799,350
      77,938   IMS Health Inc. ............       1,247,008
      56,881   Intuit Inc.(1)..............       2,668,857
      23,385   Mercury Interactive
                 Corp.(1)..................         693,365
   1,480,581   Microsoft Corp.(1)..........      76,546,038
     100,672   Novell Inc.(1)..............         336,244
   1,483,370   Oracle Corp.(1).............      16,020,396
      72,157   Parametric Technology
                 Corp.(1)..................         181,836
      86,613   PeopleSoft Inc.(1)..........       1,585,018
      53,937   Rational Software
                 Corp.(1)..................         560,405
     134,033   Siebel Systems Inc.(1)......       1,002,567
     163,765   Yahoo! Inc.(1)..............       2,677,558
                                             --------------
                                                127,578,377
                                             --------------
               TELECOMMUNICATION EQUIPMENT -- 0.81%
     220,052   ADC Telecommunications
                 Inc.(1)...................         459,909
      27,122   Andrew Corp.(1).............         278,814
     100,020   Avaya Inc.(1)...............         245,049
     119,237   CIENA Corp.(1)..............         612,878
      52,190   Comverse Technology
                 Inc.(1)...................         522,944
     391,304   JDS Uniphase Corp.(1).......         966,521
     952,066   Lucent Technologies
                 Inc.(1)...................       1,199,603
     637,058   Motorola Inc. ..............       5,510,552
     217,375   QUALCOMM Inc.(1)............       7,910,276
      42,805   Scientific-Atlanta Inc. ....         507,667
     114,412   Tellabs Inc.(1).............         831,775
                                             --------------
                                                 19,045,988
                                             --------------
               TELECOMMUNICATIONS -- 1.80%
     750,014   AT&T Wireless Services
                 Inc.(1)...................       4,237,579
      78,015   Citizens Communications
                 Co.(1)....................         823,058
     318,577   Corning Inc.(1).............       1,054,490
     266,619   Nextel Communications Inc.
                 "A" (1)...................       3,079,449
     469,256   Qwest Communications
                 International Inc.(1).....       2,346,280
     276,515   Sprint Corp. (PCS
                 Group)(1).................       1,211,136
     757,559   Verizon Communications
                 Inc. .....................      29,355,411
                                             --------------
                                                 42,107,403
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELEPHONE -- 2.26%
      86,109   Alltel Corp. ...............  $    4,391,559
     213,290   AT&T Corp. .................       5,569,002
     514,759   BellSouth Corp. ............      13,316,815
      39,454   CenturyTel Inc. ............       1,159,159
     919,390   SBC Communications Inc. ....      24,924,663
     247,643   Sprint Corp. (FON Group)....       3,585,871
                                             --------------
                                                 52,947,069
                                             --------------
               TEXTILES -- 0.09%
      47,098   Cintas Corp. ...............       2,154,734
                                             --------------
               TOBACCO -- 1.10%
     572,900   Philip Morris Companies
                 Inc. .....................      23,219,637
      24,477   R.J. Reynolds Tobacco
                 Holdings Inc. ............       1,030,726
      46,743   UST Inc. ...................       1,562,618
                                             --------------
                                                 25,812,981
                                             --------------
               TOYS/GAMES/HOBBIES -- 0.12%
      47,830   Hasbro Inc. ................         552,437
     121,025   Mattel Inc. ................       2,317,629
                                             --------------
                                                  2,870,066
                                             --------------
               TRANSPORTATION -- 1.48%
     104,617   Burlington Northern Santa Fe
                 Corp. ....................       2,721,088
      58,978   CSX Corp. ..................       1,669,667
      82,555   FedEx Corp. ................       4,476,132
     107,566   Norfolk Southern Corp. .....       2,150,244
      70,120   Union Pacific Corp. ........       4,198,084
     309,187   United Parcel Service Inc.
                 "B".......................      19,503,516
                                             --------------
                                                 34,718,731
                                             --------------
               TRUCKING & LEASING -- 0.02%
      17,230   Ryder System Inc. ..........         386,641
                                             --------------
               TOTAL COMMON STOCKS
               (Cost: $2,647,065,540)......   2,244,860,969
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

 SHARES OR
 FACE VALUE                                      VALUE
------------                                 --------------
               SHORT TERM INSTRUMENTS -- 5.84%
$122,039,520   Barclays Global Investors
                 Funds Institutional Money
                 Market Fund, Institutional
                 Shares....................  $  122,039,520
   5,643,616   BlackRock Temp Cash Money
                 Market Fund...............       5,643,616
     486,519   Dreyfus Money Market Fund...         486,519
     423,822   Goldman Sachs Financial
                 Square Prime Obligation
                 Fund......................         423,822
$  8,150,000   U.S. Treasury Bill 1.17%(2),
                 03/27/03(3)...............       8,127,938
                                             --------------
               TOTAL SHORT TERM INSTRUMENTS
               (Cost: $136,722,011)........     136,721,415
                                             --------------
               Total Investments In
               Securities -- 101.78%
               (Cost $2,783,787,551).......   2,381,582,384
               Other Assets, Less
               Liabilities -- (1.78%)......     (41,663,299)
                                             --------------
               NET ASSETS -- 100.00%.......  $2,339,919,085
                                             ==============

---------------
(1) Non-income earning securities.
(2) Yield to Maturity.
(3) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

  FEDERAL INCOME TAXES

MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment

                         S&P 500 INDEX MASTER PORTFOLIO

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

  FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of December 31, 2002, the open futures contracts outstanding were as follows:

NUMBER OF                     FUTURES                     EXPIRATION      NOTIONAL      NET UNREALIZED
CONTRACTS                      INDEX                         DATE      CONTRACT VALUE    DEPRECIATION
---------                     -------                     ----------   --------------   --------------
   361     S&P 500......................................   03/20/03     $79,320,725      $(2,398,295)

The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $8,150,000.

 REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at December 31, 2002.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

                         S&P 500 INDEX MASTER PORTFOLIO

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the year ended December 31, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002, these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the year ended December 31, 2002, were as follows:

Purchases at cost...........................................  $491,534,041
Sales proceeds..............................................   300,747,965

At December 31, 2002, the cost of investments for federal income tax purposes was $2,891,970,317. Net unrealized depreciation aggregated $510,387,933, of which $94,505,075 represented gross unrealized appreciation on securities and $604,893,008 represented gross unrealized depreciation on securities.

                         S&P 500 INDEX MASTER PORTFOLIO

4. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of December 31, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at December 31, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

                                         YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   FEBRUARY 28,   FEBRUARY 28,
                                            2002           2001           2000         1999(1)          1999           1998
                                        ------------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average net
  assets(2)..........................        0.05%          0.05%         0.05%          0.05%          0.05%          0.05%
Ratio of net investment income to
  average net assets(2)..............        1.57%          1.31%         1.22%          1.44%          1.61%          1.89%
Portfolio turnover rate..............          12%             9%           10%             7%            11%             6%
Total return.........................      (22.05)%       (11.96)%       (9.19)%        19.82% (3)     19.65%         34.77%

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

(2) Annualized for periods of less than one year.

(3) Not annualized.

                        INDEPENDENT ACCOUNTANTS' REPORT

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio (the "Portfolio"), a portfolio of Master Investment Portfolio at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial statements of the Portfolio at December 31, 2000 and for each of the prior periods presented were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

San Francisco, California
February 7, 2003

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION  -- UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolio's Trustees may be found in the Master Portfolio's Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.

                        INTERESTED TRUSTEES AND OFFICERS

                                                                                           OTHER PUBLIC COMPANY
                          POSITION(S), LENGTH       PRINCIPAL OCCUPATION DURING PAST FIVE  AND INVESTMENT
NAME, ADDRESS AND AGE     OF SERVICE                YEARS                                  COMPANY DIRECTORSHIPS
---------------------     -------------------       -------------------------------------  ------------------------
*Lee T. Kranefuss, 40...  Trustee since November    Chief Executive Officer of the         None.
45 Fremont Street         16, 2001, Chairman and    Individual Investors Business of
San Francisco, CA 94105   President                 Barclays Global Investors, N.A.
                                                    ("BGI")

Michael A. Latham, 37...  Treasurer and Chief       Director of Mutual Fund Delivery of    None.
45 Fremont Street         Financial Officer         the Individual Investors Business of
San Francisco, CA 94105                             BGI (since 2000); Head of Operations,
                                                    BGI Europe (1997-2000); Manager of
                                                    Portfolio Accounting Group
                                                    (1994-1997)
Richard H. Blank, Jr.,    Secretary                 Senior Vice President of Stephens      Director of Capo, Inc.
46......................                            Inc.

                              INDEPENDENT TRUSTEES

                                                                                           OTHER PUBLIC COMPANY AND
                          POSITION(S), LENGTH       PRINCIPAL OCCUPATION DURING PAST FIVE  INVESTMENT COMPANY
NAME, ADDRESS AND AGE     OF SERVICE                YEARS                                  DIRECTORSHIPS
---------------------     -------------------       -------------------------------------  ------------------------
Mary G. F. Bitterman,     Trustee since November    President and Chief Executive Office   Director of Pacific
58......................  16, 2001                  of The James Irvine Foundation         Century Financial
                                                    (non-profit foundation); President     Corporation/ Bank of
                                                    and Chief Executive Officer of KQED,   Hawaii.
                                                    Inc. (public television and radio)
                                                    from 1993-2002.
Jack S. Euphrat, 80.....  Trustee since October     Private Investor                       None.
                          20, 1993
W. Rodney Hughes, 76....  Trustee since October     Private Investor                       Trustee of the Wells
                          20, 1993                                                         Fargo Funds (oversees 96
                                                                                           portfolios); President
                                                                                           of Wells Fargo Funds
                                                                                           November 1999 to May
                                                                                           2000.
Richard K. Lyons, 41....  Trustee since November    Professor, University of California,   Director of Matthews
                          16, 2001                  Berkeley: Haas School of Business;     Asian Funds (oversees 6
                                                    Member, Council of Foreign Relations   portfolios).
Leo Soong, 56...........  Trustee since February    Managing Director of CG Roxane LLC     None.
                          9, 2000                   (water company); Co-Founder of
                                                    Crystal Geyser Water Co.; President
                                                    of Crystal Geyser Water Co. (through
                                                    2000).

* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Individual Investor Business of BGI, the co-administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master Portfolio.

DISTRIBUTOR:
Diversified Investors Securities Corp. (DISC)                  -----------------
4 Manhattanville Road, Purchase, New York 10577                     PRESORT
914-697-8000 www.divinvest.com                                     STANDARD
                                                                  US POSTAGE
                                                                     PAID
                                                                  PERMIT #744
                                                                  NEWARK, NJ
                                                               -----------------









3168 (rev. 2/03)